THE ALLSTATE/(R)// /PROVIDER VARIABLE ANNUITY SERIES
GLENBROOK LIFE AND ANNUITY COMPANY
300 N. MILWAUKEE AVE.
VERNON HILLS, IL 60061
TELEPHONE NUMBER: 1-800-755-5275                    PROSPECTUS DATED MAY 1, 2002
 -------------------------------------------------------------------------------
Glenbrook Life and Annuity Company ("GLENBROOK", "WE", OR "US") is offering the following group and individual flexible premium deferred variable annuity contracts (each, a "Contract"):

.. The Allstate/(R)/ Provider Advantage Variable Annuity
        (Formerly referred to as "The Glenbrook Provider Advantage Variable Annuity")

.. The Allstate/(R)/ Provider Ultra Variable Annuity
        (Formerly referred to as "The Glenbrook Provider Ultra Variable
Annuity")

.. The Allstate/(R)/ Provider Extra Variable Annuity
        (Formerly referred to as "The Glenbrook Provider Extra Variable
Annuity")

Glenbrook is a wholly owned subsidiary of the Allstate Life Insurance Company. This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available in all states or through your sales representative. Please check with your sales representative for details.

Each Contract currently offers 52 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 49 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Glenbrook Life Multi-Manager Variable Account ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of the portfolios ("PORTFOLIOS") of the following underlying funds ("FUNDS"):

AIM VARIABLE INSURANCE FUNDS                               GOLDMAN SACHS VARIABLE
                                                            INSURANCE TRUST (VIT)
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND,  INC.        LSA VARIABLE SERIES TRUST

DREYFUS STOCK INDEX FUND                                   MFS(TM) VARIABLE
                                                            INSURANCE TRUST/SM/
DREYFUS VARIABLE INVESTMENT FUND (VIF)                     OPPENHEIMER VARIABLE
                                                            ACCOUNT FUNDS
FIDELITY VARIABLE INSURANCE PRODUCTS FUND                  PUTNAM VARIABLE TRUST
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS             THE UNIVERSAL
TRUST                                                      INSTITUTIONAL FUNDS, INC.




Glenbrook has filed a Statement of Additional Information, dated May 1, 2002, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page 87 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.

                                                       THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
                                                       APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN
                                                       THIS PROSPECTUS, NOR HAS IT PASSED ON THE ACCURACY OR
                                                       THE ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU
                                                       OTHERWISE IS COMMITTING A FEDERAL CRIME.

                                                       THE CONTRACTS MAY BE DISTRIBUTED THROUGH
      IMPORTANT NOTICES                                BROKER-DEALERS THAT  HAVE RELATIONSHIPS WITH BANKS OR
                                                       OTHER FINANCIAL INSTITUTIONS OR BY EMPLOYEES OF SUCH
                                                       BANKS. HOWEVER, THE CONTRACTS ARE NOT DEPOSITS, OR
                                                       OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS OR
                                                       ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE
                                                       CONTRACTS INVOLVES INVESTMENT RISKS, INCLUDING
                                                       POSSIBLE LOSS OF PRINCIPAL.

                                                       THE CONTRACTS ARE NOT FDIC INSURED.





                                       1 PROSPECTUS

Each Fund has multiple Portfolios. Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your representative for further information on the availability of Funds and/or Portfolios. Your annuity application will list all available Portfolios.

For the ALLSTATE PROVIDER EXTRA CONTRACTS, each time you make a purchase payment, we will add to your Contract value ("Contract Value") a credit enhancement ("Credit Enhancement") equal to 4% of that purchase payment. Expenses for this Contract may be higher than expenses for an annuity contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the higher expenses. You and your agent should decide if this Contract is right for you.




                                       2 PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                 PAGE

--------------------------------------------------------------------------------
OVERVIEW                         1
--------------------------------------------------------------------------------
  Important Terms                 4
--------------------------------------------------------------------------------
  Overview of Contracts           5
--------------------------------------------------------------------------------
  The Contract At A Glance        6
--------------------------------------------------------------------------------
  How the Contract Works          10
--------------------------------------------------------------------------------
  Expense Table                   11
--------------------------------------------------------------------------------
  Financial Information           26
--------------------------------------------------------------------------------
CONTRACT FEATURES                 27
--------------------------------------------------------------------------------
  The Contract                    27
--------------------------------------------------------------------------------
  Purchases                       29
--------------------------------------------------------------------------------
  Contract Value                  31
--------------------------------------------------------------------------------
  Investment Alternatives         32
--------------------------------------------------------------------------------
     The Variable Sub-Accounts    32
--------------------------------------------------------------------------------
     The Fixed Account Options    35
--------------------------------------------------------------------------------
     Transfers                    39
--------------------------------------------------------------------------------
  Expenses                        41
--------------------------------------------------------------------------------
  Access To Your Money            44
--------------------------------------------------------------------------------
  Income Payments                 45
--------------------------------------------------------------------------------
  Death Benefits                  48
--------------------------------------------------------------------------------



                                 PAGE

--------------------------------------------------------------------------------
OTHER INFORMATION                 54
--------------------------------------------------------------------------------
     More Information             54
--------------------------------------------------------------------------------
     Glenbrook                    54
--------------------------------------------------------------------------------
     The Variable Account         54
--------------------------------------------------------------------------------
     The Portfolios               54
--------------------------------------------------------------------------------
     The Contract                 55
--------------------------------------------------------------------------------
     Qualified Plans              55
--------------------------------------------------------------------------------
     Legal Matters                56
--------------------------------------------------------------------------------
  Taxes                           57
--------------------------------------------------------------------------------
     Taxation of Annuities in General 57
--------------------------------------------------------------------------------
     Income Tax Withholding       59
--------------------------------------------------------------------------------
     Tax Qualified Contracts     59
--------------------------------------------------------------------------------
  Annual Reports and Other Documents 63
--------------------------------------------------------------------------------
  Experts                         63
--------------------------------------------------------------------------------
  Performance Information         63
--------------------------------------------------------------------------------
APPENDIX A - ACCUMULATION UNIT VALUES 65
--------------------------------------------------------------------------------
APPENDIX B - MARKET VALUE ADJUSTMENT EXAMPLES     80
--------------------------------------------------------------------------------
APPENDIX C - CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT AMOUNT     85

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS 87
--------------------------------------------------------------------------------



                                       3 PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                 PAGE

--------------------------------------------------------------------------------
ACCUMULATION PHASE                10
--------------------------------------------------------------------------------
ACCUMULATION UNIT                 31
--------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE           31
--------------------------------------------------------------------------------
ANNIVERSARY VALUES                49
--------------------------------------------------------------------------------
ANNUITANT                         27
--------------------------------------------------------------------------------
AUTOMATIC ADDITIONS PLAN          29
--------------------------------------------------------------------------------
AUTOMATIC PORTFOLIO REBALANCING PROGRAM 40
--------------------------------------------------------------------------------
BENEFICIARY                       27
--------------------------------------------------------------------------------
CANCELLATION PERIOD               29
--------------------------------------------------------------------------------
CONTINGENT BENEFICIARY            27
--------------------------------------------------------------------------------
CONTRACT*                         27
--------------------------------------------------------------------------------
CONTRACT ANNIVERSARY              7
--------------------------------------------------------------------------------
CONTRACT OWNER ("YOU")            27
--------------------------------------------------------------------------------
CONTRACT VALUE                    8
--------------------------------------------------------------------------------
CONTRACT YEAR                     8
--------------------------------------------------------------------------------
CREDIT ENHANCEMENT                29
--------------------------------------------------------------------------------
DEATH BENEFIT ANNIVERSARY         48
--------------------------------------------------------------------------------
DEATH BENEFIT EARNINGS            50
--------------------------------------------------------------------------------
DOLLAR COST AVERAGING PROGRAM     40
--------------------------------------------------------------------------------
DUE PROOF OF DEATH                48
--------------------------------------------------------------------------------
ENHANCED EARNINGS DEATH BENEFIT RIDER 50
--------------------------------------------------------------------------------
ENHANCED DEATH BENEFIT RIDER      48
--------------------------------------------------------------------------------
EXCESS-OF-EARNINGS WITHDRAWAL     85
--------------------------------------------------------------------------------
FIXED ACCOUNT OPTIONS             35
--------------------------------------------------------------------------------
FREE WITHDRAWAL AMOUNT            37
--------------------------------------------------------------------------------


                                 PAGE

--------------------------------------------------------------------------------
FUNDS                             1
--------------------------------------------------------------------------------
GLENBROOK ("WE" OR "US")          54
--------------------------------------------------------------------------------
GUARANTEE PERIODS                 36
--------------------------------------------------------------------------------
GUARANTEED INCOME BENEFIT         47
--------------------------------------------------------------------------------
GUARANTEED MATURITY FIXED ACCOUNT 36
--------------------------------------------------------------------------------
INCOME BASE                       47
--------------------------------------------------------------------------------
INCOME BENEFIT RIDER              46
--------------------------------------------------------------------------------
INCOME PLAN                       45
--------------------------------------------------------------------------------
IN-FORCE EARNINGS                 50
--------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES           32
--------------------------------------------------------------------------------
ISSUE DATE                        10
--------------------------------------------------------------------------------
MARKET VALUE ADJUSTMENT           37
--------------------------------------------------------------------------------
PAYOUT PHASE                      10
--------------------------------------------------------------------------------
PAYOUT START DATE                 45
--------------------------------------------------------------------------------
PORTFOLIOS                        54
--------------------------------------------------------------------------------
PRIMARY BENEFICIARY               27
--------------------------------------------------------------------------------
QUALIFIED CONTRACTS               6
--------------------------------------------------------------------------------
RIDER APPLICATION DATE            7
--------------------------------------------------------------------------------
RIDER DATE                        46
--------------------------------------------------------------------------------
SEC                               1
--------------------------------------------------------------------------------
SETTLEMENT VALUE                  48
--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWAL PROGRAM     44
--------------------------------------------------------------------------------
VALUATION DATE                    29
--------------------------------------------------------------------------------
VARIABLE ACCOUNT                  54
--------------------------------------------------------------------------------




*In certain states the Contract is available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include all three Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.




                                       4 PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

.. The ALLSTATE PROVIDER ADVANTAGE CONTRACT has a mortality and expense risk charge of 1.45%, and no withdrawal charge.

.. The ALLSTATE PROVIDER ULTRA CONTRACT has a mortality and expense risk charge of 1.25%, and a withdrawal charge of up to 7% with a 7 year withdrawal charge period (and an annual Free Withdrawal Amount).

.. The ALLSTATE PROVIDER EXTRA CONTRACT offers a 4% Credit Enhancement on purchase payments, and has a mortality and expense risk charge of 1.40% and a withdrawal charge of up to 8% with an 8 year withdrawal charge period (and an annual Free Withdrawal Amount).

Other differences among the Contracts relate to the transfer fees, the minimum age of the Contract owners and Annuitants on the application date, the effect of changing Annuitants under the Income Benefit Rider, the spousal continuation provision of the Enhanced Death Benefit and Enhanced Earnings Death Benefit Riders, and the calculation of the Enhanced Earnings Death Benefit.




                                       5 PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS               You can purchase a Contract with as little as $5,000
                                ($2,000 for "QUALIFIED CONTRACTS", which are Contracts
                                issued within QUALIFIED PLANS). You can add to your
                                Contract as often and as much as you like, but each
                                payment must be at least $50.

                                For ALLSTATE PROVIDER EXTRA CONTRACTS each time you
                                    ---------------------------------
                                make a purchase payment, we will add to your Contract
                                Value a Credit Enhancement equal to 4% of that purchase
                                payment
---------------------------------------------------------------------------------------
RIGHT TO CANCEL                 You may cancel your Contract within 20 days of receipt
                                or any longer period as your state may require
                                ("CANCELLATION PERIOD"). Upon cancellation, we will
                                return your purchase payments adjusted, to the extent
                                federal or state law permits, to reflect the investment
                                experience of any amounts allocated to the Variable
                                Account, including the deduction of mortality and
                                expense risk charges and administrative expense
                                charges.

                                ALLSTATE PROVIDER EXTRA CONTRACTS
                                ---------------------------------
                                If you exercise your Right to Cancel the Contract, the
                                amount we refund to you will not include any Credit
                                Enhancement.  See "Right to Cancel" for details.
---------------------------------------------------------------------------------------




                                  6 PROSPECTUS

EXPENSES                         You will bear the following expenses:

                                ALLSTATE PROVIDER ADVANTAGE CONTRACTS
                                -------------------------------------

                                .Total Variable Account annual fees equal to 1.55% of
                                  average daily net assets (1.80% if you select the
                                  ENHANCED DEATH BENEFIT RIDER or the INCOME BENEFIT
                                  RIDER; and 2.05% if you select both the Enhanced
                                  Death Benefit and the Income Benefit Riders).

                                . no withdrawal charges

                                .transfer fee of $10 after the 12th transfer in any
                                  Contract Year (fee currently waived).

                                ALLSTATE PROVIDER ULTRA CONTRACTS
                                ---------------------------------

                                .Total Variable Account annual fees equal to 1.35% of
                                  average daily net assets (1.60% if you select the
                                  Enhanced Death Benefits Rider or the Income Benefit
                                  Rider; and 1.85% if you select both the Enhanced
                                  Death Benefit and the Income Benefit Riders).

                                .Withdrawal charges ranging from 0% to 7% of purchase
                                  payments withdrawn (with certain exceptions).
                                                                              -

                                .transfer fee of $10 after the 12th transfer in any
                                  Contract Year (fee currently waived).

                                ALLSTATE PROVIDER EXTRA CONTRACTS
                                ---------------------------------

                                .Total Variable Account annual fees equal to 1.50% of
                                  average daily net assets (1.75% if you select the
                                  Enhanced Death Benefit Rider or the Income Benefit
                                  Rider; and 2.00% if you select both the Enhanced
                                  Death Benefit and the Income Benefit Riders).

                                .Withdrawal charges ranging from 0% to 8% of purchase
                                  payments withdrawn (with certain exceptions).

                                .
                                  Transfer fee of up to 0.50% of the amount transferred
                                  after the 12th transfer in any Contract Year (subject
                                  to a minimum charge of $10.00 per transfer).  This
                                  fee is currently waived.

                                ALL CONTRACTS
                                -------------

                                . If you select the ENHANCED EARNINGS DEATH BENEFIT
                                  RIDER, you would pay an additional annual fee of up
                                  to 0.35% (depending on the oldest Contract owner's
                                  age as of the date we receive the completed
                                  application or a written request to add the Rider,
                                  whichever is later ("RIDER APPLICATION DATE")) of the
                                  CONTRACT VALUE on each Contract anniversary
                                  ("CONTRACT ANNIVERSARY"). For more information about
                                  Variable Account expenses, see "EXPENSES" below.

                                .Annual contract maintenance charge of $35 (with
                                  certain exceptions)

                                . State premium tax (if your state imposes one).

                                In addition, each Portfolio pays expenses that you will
                                bear indirectly if you invest in a Variable
                                Sub-Account.
---------------------------------------------------------------------------------------



                                  7 PROSPECTUS

INVESTMENT ALTERNATIVES         The Contract offers 52 investment alternatives
                                including:
                                .3 Fixed Account Options (which credit interest at
                                  rates we guarantee)

                                .49 Variable Sub-Accounts investing in Portfolios
                                  offering professional money management by these investment advisers:

                                . A I M Advisors, Inc.

                                . The Dreyfus Corporation

                                . Fidelity Management & Research Company

                                . Franklin Advisers, Inc.

                                . Franklin Mutual Advisers, LLC

                                . Goldman Sachs Asset Management

                                . LSA Asset Management, LLC

                                . MFS Investment Management/(R)/

                                . OppenheimerFunds, Inc.

                                . Putnam Investment Management, Inc.

                                . Templeton Asset Management LTD

                                . Templeton Investment Counsel, LLC

                                . Van Kampen

                                To find out current rates being paid on the Fixed
                                Account Options or how the Variable Sub-Accounts have
                                performed, call us at 1-800-755-5275.
---------------------------------------------------------------------------------------
SPECIAL SERVICES                For your convenience, we offer these special services:
                                . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                                . AUTOMATIC ADDITIONS PROGRAM

                                . DOLLAR COST AVERAGING PROGRAM

                                . SYSTEMATIC WITHDRAWAL PROGRAM
---------------------------------------------------------------------------------------
INCOME PAYMENTS                  You can choose fixed income payments, variable income
                                payments, or a combination of the two. You can receive
                                your income payments in one of the following ways:
                                . life income with guaranteed payments

                                .a "joint and survivor" life income with guaranteed
                                  payments

                                .guaranteed payments for a specified period (5 to 30
                                  years)

                                We also offer an Income Benefit Rider.
---------------------------------------------------------------------------------------
DEATH BENEFIT                   If you or the ANNUITANT (if the Contract is owned by a
                                non-natural person) die before the PAYOUT START DATE,
                                we will pay the death benefit described in the
                                Contract.

                                We also offer an Enhanced Death Benefit Rider and
                                Enhanced Earnings Death Benefit Rider.
---------------------------------------------------------------------------------------
TRANSFERS                       Before the Payout Start Date, you may transfer your
                                Contract Value among the investment alternatives, with
                                certain restrictions. We do not currently impose a fee
                                upon transfers. However, we reserve the right to charge
                                $10 per transfer (up to 0.50% of the amount transferred
                                per transaction for ALLSTATE PROVIDER EXTRA CONTRACTS)
                                after the 12th transfer in each "CONTRACT YEAR", which
                                we measure from the date we issue your Contract or a
                                Contract Anniversary.
---------------------------------------------------------------------------------------



                                  8 PROSPECTUS

WITHDRAWALS                     You may withdraw some or all of your Contract Value at
                                any time prior to the Payout Start Date. In general,
                                you must withdraw at least $50 at a time. Full or
                                partial withdrawals are available under limited
                                circumstances on or after the Payout Start Date.
                                Withdrawals of earnings are taxed as ordinary income
                                and, if taken prior to age 591/2, may be subject to an
                                additional 10% federal tax penalty. A withdrawal charge
                                (ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE
                                PROVIDER EXTRA CONTRACTS only) and a MARKET VALUE
                                ADJUSTMENT also may apply.

---------------------------------------------------------------------------------------


                                       9 PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 52 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in any of the three Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 45. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select.
 During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment



As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner, or if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-755-5275 if you have any questions about how the Contract works.


                                       10 PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE (AS A PERCENTAGE OF PURCHASE PAYMENTS)

ALLSTATE PROVIDER ADVANTAGE CONTRACTS
                                                                                                   None
------------------------------------------------------------------------------------------------
ALLSTATE PROVIDER ULTRA CONTRACTS
------------------------------------------------------------------------------------------------
Number of complete
years since we
received the purchase
payment being             0        1        2        3        4        5        6         7+
withdrawn*
------------------------------------------------------------------------------------------------
Applicable charge         7%       6%       6%       5%       5%       4%       3%        0%
------------------------------------------------------------------------------------------------


ALLSTATE PROVIDER EXTRA
CONTRACTS
-------------------------------------------------------------------------------
Number of complete years since
we received the purchase payment  0    1    2    3    4    5    6    7     8+
being withdrawn*
-------------------------------------------------------------------------------
Applicable charge                 8%   8%   8%   7%   6%   5%   4%   3%    0%
-------------------------------------------------------------------------------

ANNUAL CONTRACT MAINTENANCE CHARGE                                    $35.00**
-------------------------------------------------------------------------------

   * Each Contract Year, you may withdraw up to 15% of your aggregate purchase payments without incurring a withdrawal charge.

**We will waive this charge in certain cases. See "Expenses."

TRANSFER FEE
Allstate Provider Advantage and Allstate Provider Ultra      $10.00**
Contracts
Allstate Provider Extra Contracts                            up to .50% of the amount
                                                             transferred, subject to a minimum
                                                             fee of $10.00 per transfer**
----------------------------------------------------------------------------------------------


***Applies solely to the thirteenth and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES

(as a percentage of average daily net asset value deducted from each Variable Sub-Account)

                                  Allstate Provider             Allstate Provider    Allstate Provider
                                 Advantage Contracts            Ultra   Contracts    Extra Contracts
                        -------------------------------------------------------------------------------
WITHOUT THE ENHANCED DEATH BENEFIT OR INCOME BENEFIT RIDERS
-------------------------------------------------------------------------------------------------------
Mortality and Expense                                   1.45%               1.25%                1.40%
Risk Charge
-------------------------------------------------------------------------------------------------------
Administrative Expense                                  0.10%               0.10%                0.10%
Charge
-------------------------------------------------------------------------------------------------------
Total Variable Account                                  1.55%               1.35%                1.50%
Annual Expenses
-------------------------------------------------------------------------------------------------------
WITH THE ENHANCED DEATH BENEFIT RIDER
-------------------------------------------------------------------------------------------------------
Mortality and Expense                                   1.70%               1.50%                1.65%
Risk Charge
-------------------------------------------------------------------------------------------------------
Administrative Expense                                  0.10%               0.10%                0.10%
Charge
-------------------------------------------------------------------------------------------------------
Total Variable Account                                  1.80%               1.60%                1.75%
Annual Expenses
-------------------------------------------------------------------------------------------------------
WITH THE INCOME BENEFIT RIDER
-------------------------------------------------------------------------------------------------------
Mortality and Expense                                   1.70%               1.50%                1.65%
Risk Charge
-------------------------------------------------------------------------------------------------------
Administrative Expense                                  0.10%               0.10%                0.10%
Charge
-------------------------------------------------------------------------------------------------------
Total Variable Account                                  1.80%               1.60%                1.75%
Annual Expenses
-------------------------------------------------------------------------------------------------------
WITH THE INCOME BENEFIT AND ENHANCED DEATH BENEFIT RIDERS
-------------------------------------------------------------------------------------------------------
Mortality and Expense                                   1.95%               1.75%                1.90%
Risk Charge
-------------------------------------------------------------------------------------------------------
Administrative Expense                                  0.10%               0.10%                0.10%
Charge
-------------------------------------------------------------------------------------------------------
Total Variable Account                                  2.05%               1.85%                2.00%
Annual Expenses
-------------------------------------------------------------------------------------------------------




                                       11 PROSPECTUS

If you elect the Enhanced Earnings Death Benefit Rider, we will deduct an annual charge of up to 0.35% of your Contract Value on each Contract Anniversary during the Accumulation Phase. The charge is based on the oldest Contract owner's age as of the Rider Application Date, as follows:

Age                                                             Annual Charge
-------------------------------------------------------------------------------
0-55                                                                 0.10%
-------------------------------------------------------------------------------
56-65                                                                0.20%
-------------------------------------------------------------------------------
66-75                                                                0.35%
-------------------------------------------------------------------------------


We will deduct this charge from your Contract Value in the Variable Account on a pro rata basis. If the Contract Value in the Variable Account is not sufficient to cover the charge, we will deduct the remaining charge from the fixed Guaranteed Periods, beginning with the oldest fixed Guaranteed Period (see "EXPENSES" on page 41 for additional information). Fixed Guarantee Periods may not be available in all states.

PORTFOLIO ANNUAL EXPENSES (after voluntary reductions and reimbursements for certain Portfolios) (as a percentage of Portfolio average daily net assets)(1)

Portfolio                                                                     Management  Rule 12b-1                       Total
                                                                                 Fees        Fees     Other Expenses     Portfolio
-----------------------------------------------------------------------------------------------------------------------   Annual
                                                                                                                         Expenses
                                                                                                                       -------------
AIM V.I. Aggressive Growth Fund - Series I                                      0.80%        N/A           0.41%           1.21%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced Fund - Series 1                                               0.75%        N/A           0.37%           1.12%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series 1                                   0.61%        N/A           0.24%           0.85%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series 1 (2)                                        0.61%        N/A           0.21%           0.82%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund - Series I (3)                            0.85%        N/A           0.59%           1.44%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund - Series I                                     0.60%        N/A           0.33%           0.93%
------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Growth Fund - Series I                                                0.62%        N/A           0.26%           0.88%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund - Series I (2)                               0.73%        N/A           0.32%           1.05%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Series 1 (2)                                     0.60%        N/A           0.25%           0.85%
------------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares              0.75%        N/A           0.03%           0.78%
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund: Initial Shares                                        0.25%        N/A           0.01%           0.26%
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF - Growth & Income Portfolio: Initial Shares                         0.75%        N/A           0.05%           0.80%
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF - Money Market Portfolio                                            0.50%        N/A           0.08%           0.58%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio - Service Class 2 (4)              0.58%        N/A           0.17%           1.00%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(TM) Portfolio - Service Class 2 (4)                     0.58%       0.25%          0.11%           0.94%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -Service Class 2 (4)                       0.48%       0.25%          0.11%           0.84%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class 2 (4)                             0.58%       0.25%          0.10%           0.93%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio - Service Class 2                            0.58%       0.25%          0.15%           0.98%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund - Class 2 (5,6)                                         0.45%        N/A           0.31%           1.01%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund - Class 2 (5,7)                             0.52%        N/A           0.51%           1.28%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2 (5)                                     0.60%        N/A           0.19%           1.04%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2 (5)                      1.25%        N/A           0.32%           1.82%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2 (5,8,9)                             0.68%        N/A           0.22%           1.15%
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE/SM /Small Cap Equity Fund (10)                           0.75%        N/A           0.47%           1.22%
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE/SM/U.S. Equity Fund (10)                                 0.70%        N/A           0.12%           0.82%
------------------------------------------------------------------------------------------------------------------------------------
LSA Diversified Mid-Cap Fund (11)                                               0.90%        N/A           0.30%           1.20%
------------------------------------------------------------------------------------------------------------------------------------
LSA Focused Equity Fund (12)                                                    0.95%        N/A           0.30%           1.25%
------------------------------------------------------------------------------------------------------------------------------------
LSA Growth Equity Fund (12)                                                     0.85%        N/A           0.30%           1.15%
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series -- Service Class  (13,14)                            0.75%       0.25%          0.12%           1.12%
------------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series -- Service Class  (13,14)                            0.75%       0.25%          0.15%           1.15%
------------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series -- Service Class (13,14,15)                            0.90%       0.25%          0.16%           1.31%
------------------------------------------------------------------------------------------------------------------------------------
MFS Research Series -- Service Class (13,14)                                    0.75%       0.25%          0.15%           1.15%
------------------------------------------------------------------------------------------------------------------------------------
MFS Utilities Series -- Service Class (13,14)                                   0.75%       0.25%          0.18%           1.18%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA                                           0.64%        N/A           0.04%           0.68%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                                        0.64%        N/A           0.04%           0.68%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                           0.64%        N/A           0.06%           0.70%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA                                 0.68%        N/A           0.05%           0.73%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA (16)                                         0.74%        N/A           0.05%           0.79%
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB (17)                                0.46%       0.25%          0.05%           0.76%
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund - Class IB (17)                             0.70%       0.25%          0.15%           1.10%
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund - Class IB (17)                                  0.70%       0.25%          0.09%           1.04%
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund - Class IB (17)                             0.76%        N/A           0.18%           1.19%
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund - Class IB (17)                                        0.70%       0.25%          0.09%           1.04%
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund - Class IB (17)                                         0.65%        N/A           0.09%           0.99%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Core Plus Fixed Income Portfolio (18,19)                         0.40%        N/A           0.31%           0.71%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Value Equity Portfolio (18,19)                            0.80%        N/A           0.48%           1.28%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Value Portfolio (18,19)                                  0.75%        N/A           0.35%           1.10%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio (18,19)                               0.80%        N/A           0.35%           1.15%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Value Portfolio (18,19)                                          0.55%        N/A           0.38%           0.93%
------------------------------------------------------------------------------------------------------------------------------------




                                       12 PROSPECTUS

(1) Figures shown in the Table are for the year ended December 31, 2001 (except as otherwise noted).

(2) Effective May 1, 2002 the AIM V.I. Growth and Income Fund, AIM V.I. International Equity Fund and AIM V.I. Value Fund changed their names to the AIM V.I. Core Equity Fund, AIM V.I. International Growth Fund and AIM V.I. Premier Equity Fund, respectively.

(3) Before fee waivers and restated to reflect current fees. The Portfolio's advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit "Total Portfolio Annual Expenses" (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. After fee waivers and expense reimbursements, "Management Fees", "Other Expenses" and "Total Portfolio Annual Expenses" were 0.71%, 0.59% and 1.30%, respectively.

(4) Actual "Total Portfolio Annual Expenses" were lower because a portion of the brokerage commissions that the Portfolios paid was used to reduce the Portfolios' expenses. In addition, through arrangements with the Portfolios' custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios' custodian expenses. These offsets may be discontinued at any time. Had these offsets been taken into account, "Total Portfolio Annual Expenses" would have been 0.99% for Asset Manager:
  Growth Portfolio, 0.90% for Contrafund Portfolio, 0.83% for Equity-Income Portfolio and 0.90% for Growth Portfolio.

(5) The Portfolio's Class 2 distribution plan or "rule 12b-1 plan" is described in the Portfolio's prospectus.

(6) The manager had agreed in advance to make an estimated reduction of 0.08% to its management fee to reflect reduced services resulting from the Portfolio's investment in a Franklin Templeton money fund. This reduction is required by the Portfolio's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, "Total Portfolio Annual Expenses" would have been 1.09%.

(7) The manager had agreed in advance to make an estimated reduction of 0.03% to its management fee to reflect reduced services resulting from the Portfolio's investment in a Franklin Templeton money fund. This reduction is required by the Portfolio's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, "Total Portfolio Annual Expenses" would have been 1.31%.

(8) Effective May 1, 2002 the Templeton International Securities Fund - Class 2 changed its name to the Templeton Foreign Securities Fund - Class 2.

(9) The manager had agreed in advance to make an estimated reduction of 0.01% to its management fee to reflect reduced services resulting from the Portfolio's investment in a Franklin Templeton money fund. This reduction is required by the Portfolio's Board of Trustees and an order of the Securities and Exchange Commission. Without


                                       13 PROSPECTUS
  this reduction, "Total Portfolio Annual Expenses" would have been 1.16%.

(10) "Total Portfolio Annual Expenses" listed in the table above reflect gross ratios prior to any voluntary waivers/ reimbursements of expenses. Goldman Sachs Asset Management and Goldman Sachs Asset Management International, the investment advisers, have voluntarily agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest, brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent "Total Portfolio Annual Expenses" exceed 1.00% for CORESM Small Cap Equity Fund and 0.90% for CORESM U.S. Equity Fund. With these limitations taken into consideration, "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Portfolio Annual Expenses" were as follows:


                                                  Management  Rule 12b-1                     Total Portfolio
Portfolio                                            Fees        Fees     Other Expenses    Annual Expenses
-------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE/SM/ Small Cap Equity Fund    0.75%        N/A           0.25%             1.00%
-------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE/SM/ U.S. Equity Fund         0.70%        N/A           0.11%             0.81%
-------------------------------------------------------------------------------------------------------------


(11) Figures shown are based on estimates for the current fiscal year. Under an expense limitation agreement ("Agreement"), the manager has agreed to reduce its fees or reimburse the Portfolio for expenses incurred above certain limits. Currently, this limit is set so that the Portfolio will not incur expenses (including interest, taxes, brokerage commissions and extraordinary expenses) that exceed the amount of its management fee plus 0.30% of its average daily net assets. Without these fee reductions or expense reimbursements, "Other Expenses" and "Total Portfolio Annual Expenses" for 2002 are expected to be 6.29% and 7.19%. These reductions and reimbursements will remain in effect until at least April 30, 2003. Under certain circumstances, the Agreement provides that, commencing June 1, 2002 and continuing for three years thereafter, the manager may recoup a certain amount of its fee reductions and reimbursements. The total amount of reimbursement, if any, paid in any year to the manager may not, however, cause "Total Portfolio Annual Expenses" to exceed the percentages listed in the table.

(12) Under an expense limitation agreement ("Agreement"), the manager has agreed to reduce its fees or reimburse the Portfolio for expenses incurred above certain limits. Currently, this limit is set so that the Portfolio will not incur expenses (including interest, taxes, brokerage commissions and extraordinary expenses) that exceed the amount of its management fee plus 0.30% of its average daily net assets. Without these fee reductions or expense reimbursements, "Other Expenses" and "Total Portfolio Annual Expenses" for the period ending December 31, 2001 were 2.95% and 3.90% for LSA Focused Equity Fund and 2.34% and 3.19% for LSA Growth Equity Fund, respectively.
   These reductions and reimbursements will remain in effect until at least April 30, 2003. Under certain circumstances, the Agreement provides that, commencing May 1, 2002 and continuing for three years thereafter, the manager may recoup a certain amount of its fee reductions and reimbursements. The total amount of reimbursement, if any, paid in any year to the manager may not, however, cause "Total Portfolio Annual Expenses" to exceed the percentages listed in the table.

(13) Each Portfolio has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).

(14) Each Portfolio has an expense offset arrangement which reduces the Portfolios' custodian fee based upon the amount of cash maintained by the Portfolio with its custodian and dividend disbursing agent. Each Portfolio may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Portfolios' expenses. "Other Expenses" do not take these expense reductions into account, and are therefore higher than the actual expenses of the Portfolios. Had these fee reductions been taken into account, "Total Portfolio Annual Expenses" would have been lower and would equal 1.11% for Emerging Growth Series, 1.14% for Investors Trust Series, 1.30% for New Discovery Series, 1.14% for Research Series and 1.17% for Utilities Series.

(15) MFS has contractually agreed, subject to reimbursement, to bear expenses for the Portfolio such that "Other Expenses" (after taking into account the expense offset arrangement described in note 14 above), do not exceed 0.15% of the average daily net assets of the Portfolio during the current fiscal year.
   Without these fee arrangements "Total Portfolio Annual Expenses" would have been 1.34%. These contractual fee arrangements will continue at least until May 1, 2003, unless changed with the consent of the board of trustees which oversee the Portfolio.

(16) Oppenheimer Funds, Inc. (OFI) will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer-group quintile; and by 0.05% as long as it is in the fourth quintile. If the fund emerges from a "penalty box" position for a quarter but then slips back in the next quarter, OFI will reinstate the waiver. The waiver is voluntary and may be terminated by the Manager at any time.


                                       14 PROSPECTUS

(17) Restated to reflect an increase in Rule 12b-1 Fees effective April 30, 2001. Actual Rule 12b-1 Fees during the most recent fiscal year were 0.22%.
   See the Funds' prospectus for more information about Rule 12b-1 fees payable under the Funds' distribution plan.

(18) "Total Portfolio Annual Expenses" listed in the table above reflect gross ratios prior to any voluntary waivers/ reimbursements of expenses by the adviser. For the year ended December 31, 2001, the management fee was reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the Portfolios' adviser to the extent "Total Portfolio Annual Expenses" exceed the following percentages: Van Kampen UIF Core Plus Fixed Income Portfolio 0.70%; Van Kampen UIF Global Value Equity Portfolio 1.15%; Van Kampen UIF Mid Cap Value Portfolio 1.05%; Van Kampen UIF U.S. Real
  Estate Portfolio 1.10%; Van Kampen UIF Value Portfolio 0.85%.   The adviser
  may terminate this voluntary waiver at any time at its sole discretion.
  After such reductions, the "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Portfolio Annual Expenses" were as follows:


                                                                Management  Rule 12b-1                     Total Portfolio
Portfolio                                                          Fees        Fees     Other Expenses    Annual Expenses
---------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Core Plus Fixed Income Portfolio                   0.39%        N/A           0.31%             0.70%
---------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Value Equity Portfolio                      0.67%        N/A           0.48%             1.15%
---------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Value Portfolio                            0.70%        N/A           0.35%             1.05%
---------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                         0.75%        N/A           0.35%             1.10%
---------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Value Portfolio                                    0.47%        N/A           0.38%             0.85%
---------------------------------------------------------------------------------------------------------------------------


(19) Effective May 1, 2002 the Portfolios have been re-branded and have changed names from Morgan Stanley UIF Fixed Income Portfolio to Van Kampen UIF Core Plus Fixed Income Portfolio, Morgan Stanley UIF Global Value Equity Portfolio to Van Kampen UIF Global Value Equity Portfolio, Morgan Stanley UIF Mid Cap Value Portfolio to Van Kampen UIF Mid Cap Value Portfolio, Morgan Stanley UIF U.S. Real Estate Portfolio to Van Kampen UIF U.S. Real Estate Portfolio and Morgan Stanley UIF Value Portfolio to Van Kampen UIF Value Portfolio.

(20) Effective May 1, 2002, the Franklin Global Health Care Portfolio merged into the Franklin Small Cap Fund.






                                       15 PROSPECTUS

EXAMPLE 1 (ALLSTATE PROVIDER ADVANTAGE CONTRACTS)
The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $1,000 in a Variable Sub-Account,

.. earned a 5% annual return on your investment,

.. elected the Enhanced Death Benefit and Income Benefit Riders, and

.. elected the Enhanced Earnings Death Benefit Rider (assuming Contract owner is age 66-75 on the Rider Application Date).

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT OR RECEIVE INCOME PAYMENTS.

Variable Sub-Account                                          1 Year  3 Years  5 Years   10 Years
--------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth                                     $38     $115     $195       $406
--------------------------------------------------------------------------------------------------
AIM V.I. Balanced                                              $37     $113     $191       $398
--------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                  $34     $104     $177       $372
--------------------------------------------------------------------------------------------------
AIM V.I. Core Equity                                           $34     $103     $176       $370
--------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends                               $40     $122     $206       $427
--------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income                                    $35     $107     $181       $380
--------------------------------------------------------------------------------------------------
AIM V.I. Growth                                                $34     $105     $179       $375
--------------------------------------------------------------------------------------------------
AIM V.I. International Growth                                  $36     $110     $187       $391
--------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity                                        $34     $104     $177       $372
--------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth                        $33     $102     $174       $366
--------------------------------------------------------------------------------------------------
Dreyfus Stock Index                                            $28     $ 86     $148       $315
--------------------------------------------------------------------------------------------------
Dreyfus VIF - Growth & Income                                  $34     $103     $175       $368
--------------------------------------------------------------------------------------------------
Dreyfus VIF - Money Market                                     $31     $ 96     $164       $346
--------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth                             $36     $109     $185       $387
--------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund                                        $35     $107     $182       $381
--------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                                     $34     $104     $177       $371
--------------------------------------------------------------------------------------------------
Fidelity VIP Growth                                            $35     $107     $181       $380
--------------------------------------------------------------------------------------------------
Fidelity VIP High Income                                       $35     $108     $184       $385
--------------------------------------------------------------------------------------------------
Franklin Small Cap                                             $36     $109     $185       $387
--------------------------------------------------------------------------------------------------
Franklin Technology Securities                                 $39     $117     $199       $412
--------------------------------------------------------------------------------------------------
Mutual Shares Securities                                       $36     $110     $187       $390
--------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities                        $44     $133     $225       $460
--------------------------------------------------------------------------------------------------
Templeton Foreign Securities                                   $37     $113     $192       $400
--------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE/SM /Small Cap Equity                    $38     $116     $196       $407
--------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE/SM/U.S. Equity                          $34     $103     $176       $370
--------------------------------------------------------------------------------------------------
LSA Diversified Mid-Cap                                        $38     $115     $195       $405
--------------------------------------------------------------------------------------------------
LSA Focused Equity                                             $38     $116     $197       $410
--------------------------------------------------------------------------------------------------
LSA Growth Equity                                              $37     $113     $192       $400
--------------------------------------------------------------------------------------------------
MFS Emerging Growth                                            $37     $113     $191       $398
--------------------------------------------------------------------------------------------------
MFS Investors Trust                                            $37     $113     $192       $400
--------------------------------------------------------------------------------------------------
MFS New Discovery                                              $39     $118     $200       $415
--------------------------------------------------------------------------------------------------
MFS Research                                                   $37     $113     $192       $400
--------------------------------------------------------------------------------------------------
MFS Utilities                                                  $38     $114     $194       $403
--------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth                                  $32     $ 99     $169       $356
--------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation                               $32     $ 99     $169       $356
--------------------------------------------------------------------------------------------------
Oppenheimer Global Securities                                  $33     $100     $170       $358
--------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund                   $33     $101     $171       $361
--------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                             $34     $103     $174       $367
--------------------------------------------------------------------------------------------------
Putnam VT Growth and Income                                    $33     $102     $173       $364
--------------------------------------------------------------------------------------------------


                                 16 PROSPECTUS

Putnam VT Growth Opportunities                                 $37     $112     $190       $396
--------------------------------------------------------------------------------------------------
Putnam VT Health Sciences                                      $36     $110     $187       $390
--------------------------------------------------------------------------------------------------
Putnam VT International Growth                                 $38     $115     $194       $404
--------------------------------------------------------------------------------------------------
Putnam VT New Value                                            $36     $110     $187       $390
--------------------------------------------------------------------------------------------------
Putnam VT Research                                             $36     $109     $184       $386
--------------------------------------------------------------------------------------------------
Van Kampen UIF Core Plus Fixed Income                          $33     $100     $170       $359
--------------------------------------------------------------------------------------------------
Van Kampen UIF Global Value Equity                             $39     $117     $199       $412
--------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Value                                   $37     $112     $190       $396
--------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate                                $37     $113     $192       $400
--------------------------------------------------------------------------------------------------
Van Kampen UIF Value                                           $26     $ 79     $135       $289
--------------------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EARNINGS. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES ARE BASED ON THE EXPENSES SHOWN IN THE PORTFOLIO ANNUAL EXPENSES TABLE, WHICH REFLECTS CERTAIN WAIVER AND REIMBURSEMENT ARRANGEMENTS AS EXPLAINED IN THE FOOTNOTES TO THE TABLE. THE EXAMPLES ASSUME THOSE ARRANGEMENTS REMAIN IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE ENHANCED DEATH BENEFIT AND INCOME BENEFIT RIDERS WITH A TOTAL MORTALITY AND EXPENSE RISK CHARGE OF 1.95% FOR ALLSTATE PROVIDER ADVANTAGE CONTRACTS AND THE ENHANCED EARNINGS DEATH BENEFIT RIDER WITH AN ANNUAL FEE OF 0.35%. IF THOSE RIDERS WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED ON AN ASSUMED AVERAGE CONTRACT SIZE OF $81,342.






                                       17 PROSPECTUS

EXAMPLE  2 (ALLSTATE PROVIDER EXTRA CONTRACTS)
The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $1,000 in a Variable Sub-Account,

.. earned a 5% annual return on your investment,

.. elected the Enhanced Death Benefit and Income Benefit Riders, and

.. elected the Enhanced Earnings Death Benefit Rider (assuming Contract owner is age 66-75 on the Rider Application Date).

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT OR RECEIVE INCOME PAYMENTS.

Variable Sub-Account                                          1 Year  3 Years  5 Years   10 Years
--------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth                                     $107    $179     $245       $421
--------------------------------------------------------------------------------------------------
AIM V.I. Balanced                                              $106    $176     $240       $412
--------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                  $103    $168     $226       $386
--------------------------------------------------------------------------------------------------
AIM V.I. Core Equity                                           $103    $167     $225       $383
--------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends                               $110    $186     $256       $442
--------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income                                    $104    $170     $230       $393
--------------------------------------------------------------------------------------------------
AIM V.I. Growth                                                $104    $169     $228       $389
--------------------------------------------------------------------------------------------------
AIM V.I. International Growth                                  $106    $174     $236       $405
--------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity                                        $103    $168     $226       $386
--------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth                        $103    $165     $223       $379
--------------------------------------------------------------------------------------------------
Dreyfus Stock Index                                            $ 97    $149     $195       $325
--------------------------------------------------------------------------------------------------
Dreyfus VIF - Growth & Income                                  $103    $166     $224       $381
--------------------------------------------------------------------------------------------------
Dreyfus VIF - Money Market                                     $100    $159     $212       $358
--------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth                             $105    $172     $234       $400
--------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund                                        $104    $170     $231       $394
--------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                                     $103    $167     $226       $385
--------------------------------------------------------------------------------------------------
Fidelity VIP Growth                                            $104    $170     $230       $393
--------------------------------------------------------------------------------------------------
Fidelity VIP High Income                                       $105    $172     $233       $398
--------------------------------------------------------------------------------------------------
Franklin Small Cap                                             $105    $173     $234       $401
--------------------------------------------------------------------------------------------------
Franklin Technology Securities                                 $108    $181     $248       $427
--------------------------------------------------------------------------------------------------
Mutual Shares Securities                                       $105    $174     $236       $404
--------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities                        $114    $198     $275       $477
--------------------------------------------------------------------------------------------------
Templeton Foreign Securities                                   $107    $177     $242       $415
--------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE/SM /Small Cap Equity                    $107    $179     $245       $422
--------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE/SM/U.S. Equity                          $103    $167     $225       $383
--------------------------------------------------------------------------------------------------
LSA Diversified Mid-Cap                                        $107    $179     $244       $420
--------------------------------------------------------------------------------------------------
LSA Focused Equity                                             $108    $180     $247       $424
--------------------------------------------------------------------------------------------------
LSA Growth Equity                                              $107    $177     $242       $415
--------------------------------------------------------------------------------------------------
MFS Emerging Growth                                            $106    $176     $240       $412
--------------------------------------------------------------------------------------------------
MFS Investors Trust                                            $107    $177     $242       $415
--------------------------------------------------------------------------------------------------
MFS New Discovery                                              $108    $182     $250       $430
--------------------------------------------------------------------------------------------------
MFS Research                                                   $107    $177     $242       $415
--------------------------------------------------------------------------------------------------
MFS Utilities                                                  $107    $178     $243       $418
--------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth                                  $102    $162     $217       $369
--------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation                               $102    $162     $217       $369
--------------------------------------------------------------------------------------------------
Oppenheimer Global Securities                                  $102    $163     $218       $371
--------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund                   $102    $164     $220       $374
--------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                             $103    $166     $223       $380
--------------------------------------------------------------------------------------------------
Putnam VT Growth and Income                                    $102    $165     $222       $377
--------------------------------------------------------------------------------------------------



                               18 PROSPECTUS

Putnam VT Growth Opportunities                                 $106    $175     $239       $410
--------------------------------------------------------------------------------------------------
Putnam VT Health Sciences                                      $105    $174     $236       $404
--------------------------------------------------------------------------------------------------
Putnam VT International Growth                                 $107    $178     $244       $419
--------------------------------------------------------------------------------------------------
Putnam VT New Value                                            $105    $174     $236       $404
--------------------------------------------------------------------------------------------------
Putnam VT Research                                             $105    $172     $233       $399
--------------------------------------------------------------------------------------------------
Van Kampen UIF Core Plus Fixed Income                          $102    $163     $219       $372
--------------------------------------------------------------------------------------------------
Van Kampen UIF Global Value Equity                             $108    $181     $248       $427
--------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Value                                   $106    $175     $239       $410
--------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate                                $107    $177     $242       $415
--------------------------------------------------------------------------------------------------
Van Kampen UIF Value                                           $104    $170     $230       $393
--------------------------------------------------------------------------------------------------

                                       19 PROSPECTUS

EXAMPLE 3 (ALLSTATE PROVIDER EXTRA CONTRACTS)
Same assumptions as Example 2 above, except that you decide not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of the time period.

Variable Sub-Account                               1 Year  3 Years  5 Years   10 Years
---------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth                          $39     $119     $202       $421
---------------------------------------------------------------------------------------
AIM V.I. Balanced                                   $38     $117     $198       $412
---------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                       $35     $108     $184       $386
---------------------------------------------------------------------------------------
AIM V.I. Core Equity                                $35     $107     $182       $383
---------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends                    $42     $127     $214       $442
---------------------------------------------------------------------------------------
AIM V.I. Diversified Income                         $36     $111     $188       $393
---------------------------------------------------------------------------------------
AIM V.I. Growth                                     $36     $109     $185       $389
---------------------------------------------------------------------------------------
AIM V.I. International Growth                       $38     $114     $194       $405
---------------------------------------------------------------------------------------
AIM V.I. Premier Equity                             $35     $108     $184       $386
---------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth             $35     $106     $180       $379
---------------------------------------------------------------------------------------
Dreyfus Stock Index                                 $29     $ 89     $153       $325
---------------------------------------------------------------------------------------
Dreyfus VIF - Growth & Income                       $35     $107     $181       $381
---------------------------------------------------------------------------------------
Dreyfus VIF - Money Market                          $32     $100     $170       $358
---------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth                  $37     $113     $191       $400
---------------------------------------------------------------------------------------
Fidelity VIP Contrafund                             $36     $111     $188       $394
---------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                          $35     $108     $183       $385
---------------------------------------------------------------------------------------
Fidelity VIP Growth                                 $36     $111     $188       $393
---------------------------------------------------------------------------------------
Fidelity VIP High Income                            $37     $112     $190       $398
---------------------------------------------------------------------------------------
Franklin Small Cap                                  $37     $113     $192       $401
---------------------------------------------------------------------------------------
FranklinTechnology Securities                       $40     $122     $206       $427
---------------------------------------------------------------------------------------
Mutual Shares Securities                            $37     $114     $193       $404
---------------------------------------------------------------------------------------
Templeton Developing Markets Securities             $46     $138     $233       $477
---------------------------------------------------------------------------------------
Templeton Foreign Securities                        $39     $118     $199       $415
---------------------------------------------------------------------------------------
Goldman Sachs VIT CORE/SM /Small Cap Equity         $39     $120     $203       $422
---------------------------------------------------------------------------------------
Goldman Sachs VIT CORE/SM/U.S. Equity               $35     $107     $182       $383
---------------------------------------------------------------------------------------
LSA Diversified Mid-Cap                             $39     $119     $202       $420
---------------------------------------------------------------------------------------
LSA Focused Equity                                  $40     $121     $204       $424
---------------------------------------------------------------------------------------
LSA Growth Equity                                   $39     $118     $199       $415
---------------------------------------------------------------------------------------
MFS Emerging Growth                                 $38     $117     $198       $412
---------------------------------------------------------------------------------------
MFS Investors Trust                                 $39     $118     $199       $415
---------------------------------------------------------------------------------------
MFS New Discovery                                   $40     $123     $207       $430
---------------------------------------------------------------------------------------
MFS Research                                        $39     $118     $199       $415
---------------------------------------------------------------------------------------
MFS Utilities                                       $39     $119     $201       $418
---------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth                       $34     $103     $175       $369
---------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation                    $34     $103     $175       $369
---------------------------------------------------------------------------------------
Oppenheimer Global Securities                       $34     $103     $176       $371
---------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund        $34     $104     $177       $374
---------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                  $35     $106     $181       $380
---------------------------------------------------------------------------------------
Putnam VT Growth and Income                         $34     $105     $179       $377
---------------------------------------------------------------------------------------
Putnam VT Growth Opportunities                      $38     $116     $197       $410
---------------------------------------------------------------------------------------
Putnam VT Health Sciences                           $37     $114     $193       $404
---------------------------------------------------------------------------------------
Putnam VT International Growth                      $39     $119     $201       $419
---------------------------------------------------------------------------------------
Putnam VT New Value                                 $37     $114     $193       $404
---------------------------------------------------------------------------------------
Putnam VT Research                                  $37     $113     $191       $399
---------------------------------------------------------------------------------------
Van Kampen UIF Core Plus Fixed Income               $34     $104     $176       $372
---------------------------------------------------------------------------------------
Van Kampen UIF Global Value Equity                  $40     $122     $206       $427
---------------------------------------------------------------------------------------

                                 20 PROSPECTUS

Van Kampen UIF Mid Cap Value                        $38     $116     $197       $410
---------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate                     $39     $118     $199       $415
---------------------------------------------------------------------------------------
Van Kampen UIF Value                                $36     $111     $188       $393
---------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EARNINGS. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES ARE BASED ON THE EXPENSES SHOWN IN THE PORTFOLIO ANNUAL EXPENSES TABLE, WHICH REFLECTS CERTAIN WAIVER AND REIMBURSEMENT ARRANGEMENTS AS EXPLAINED IN THE FOOTNOTES TO THE TABLE. THE EXAMPLES ASSUME THOSE ARRANGEMENTS REMAIN IN EFFECT FOR THE PERIODS PRESENTED. THE EXAMPLES ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS DESCRIBED IN THE FOOTNOTES TO THE PORTFOLIO ANNUAL EXPENSE TABLE ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE ENHANCED DEATH BENEFIT AND INCOME BENEFIT RIDERS WITH A TOTAL MORTALITY AND EXPENSE RISK CHARGE OF 1.90% FOR ALLSTATE PROVIDER EXTRA CONTRACTS AND THE ENHANCED EARNINGS DEATH BENEFIT RIDER WITH AN ANNUAL FEE OF 0.35%. IF THOSE RIDERS WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED ON AN ASSUMED AVERAGE CONTRACT SIZE OF $26,440.


                                       21 PROSPECTUS

EXAMPLE 4 (ALLSTATE PROVIDER ULTRA CONTRACTS)
The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $1,000 in a Variable Sub-Account,

.. earned a 5% annual return n your investment,

.. surrendered your Contract, or you began receiving income payments for a specified period of less tan 120 months, at the end of each time period,

.. elected the Enhanced Death Benefit and Income Benefit Riders, and

.. elected the Enhanced Earnings Death Benefit Rider (assuming Contract owner is age 66-75 on the Rider Application Date).

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT OR RECEIVE INCOME PAYMENTS.

Variable Sub-Account                                          1 Year  3 Years  5 Years   10 Years
--------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth                                     $87     $152     $219       $388
--------------------------------------------------------------------------------------------------
AIM V.I. Balanced                                              $86     $149     $215       $379
--------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                  $83     $141     $202       $354
--------------------------------------------------------------------------------------------------
AIM V.I. Core Equity                                           $83     $140     $200       $351
--------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends                               $89     $159     $231       $409
--------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income                                    $84     $143     $206       $361
--------------------------------------------------------------------------------------------------
AIM V.I. Growth                                                $83     $142     $203       $357
--------------------------------------------------------------------------------------------------
AIM V.I. International Growth                                  $85     $147     $212       $373
--------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity                                        $83     $141     $202       $354
--------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth                        $82     $139     $198       $347
--------------------------------------------------------------------------------------------------
Dreyfus Stock Index                                            $77     $123     $172       $295
--------------------------------------------------------------------------------------------------
Dreyfus VIF - Growth & Income                                  $83     $139     $199       $349
--------------------------------------------------------------------------------------------------
Dreyfus VIF - Money Market                                     $80     $133     $188       $327
--------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth                             $85     $145     $209       $368
--------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund                                        $84     $144     $206       $362
--------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                                     $83     $141     $201       $353
--------------------------------------------------------------------------------------------------
Fidelity VIP Growth                                            $84     $143     $206       $361
--------------------------------------------------------------------------------------------------
Fidelity VIP High Income                                       $84     $145     $208       $366
--------------------------------------------------------------------------------------------------
Franklin Small Cap                                             $85     $146     $210       $369
--------------------------------------------------------------------------------------------------
Franklin Technology Securities                                 $88     $154     $223       $394
--------------------------------------------------------------------------------------------------
Mutual Shares Securities                                       $85     $147     $211       $372
--------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities                        $93     $170     $249       $443
--------------------------------------------------------------------------------------------------
Templeton Foreign Securities                                   $86     $150     $216       $382
--------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE/SM /Small Cap Equity                    $87     $152     $220       $389
--------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE/SM /U.S. Equity                         $83     $140     $200       $351
--------------------------------------------------------------------------------------------------
LSA Diversified Mid-Cap                                        $87     $152     $219       $387
--------------------------------------------------------------------------------------------------
LSA Focused Equity                                             $87     $153     $221       $392
--------------------------------------------------------------------------------------------------
LSA Growth Equity                                              $86     $150     $216       $382
--------------------------------------------------------------------------------------------------
MFS Emerging Growth                                            $86     $149     $215       $379
--------------------------------------------------------------------------------------------------
MFS Investors Trust                                            $86     $150     $216       $382
--------------------------------------------------------------------------------------------------
MFS New Discovery                                              $88     $155     $224       $397
--------------------------------------------------------------------------------------------------
MFS Research                                                   $86     $150     $216       $382
--------------------------------------------------------------------------------------------------
MFS Utilities                                                  $87     $151     $218       $385
--------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth                                  $81     $136     $193       $337
--------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation                               $81     $136     $193       $337
--------------------------------------------------------------------------------------------------
Oppenheimer Global Securities                                  $82     $136     $194       $339
--------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund                   $82     $137     $196       $342
--------------------------------------------------------------------------------------------------


                                      22 PROSPECTUS

Oppenheimer Strategic Bond Fund/VA                             $83     $139     $199       $348
--------------------------------------------------------------------------------------------------
Putnam VT Growth and Income                                    $82     $138     $197       $345
--------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities                                 $86     $148     $214       $378
--------------------------------------------------------------------------------------------------
Putnam VT Health Sciences                                      $85     $147     $211       $372
--------------------------------------------------------------------------------------------------
Putnam VT International Growth                                 $87     $151     $218       $386
--------------------------------------------------------------------------------------------------
Putnam VT New Value                                            $85     $147     $211       $372
--------------------------------------------------------------------------------------------------
Putnam VT Research                                             $85     $145     $209       $367
--------------------------------------------------------------------------------------------------
Van Kampen UIF Core Plus Fixed Income                          $82     $137     $194       $340
--------------------------------------------------------------------------------------------------
Van Kampen UIF Global Value Equity                             $88     $154     $223       $394
--------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Value                                   $86     $148     $214       $378
--------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate                                $86     $150     $216       $382
--------------------------------------------------------------------------------------------------
Van Kampen UIF Value                                           $84     $143     $206       $361
--------------------------------------------------------------------------------------------------


                                       23 PROSPECTUS

EXAMPLE 5 (ALLSTATE PROVIDER ULTRA CONTRACTS)
Same assumptions as Example 2 above, except that you decide not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of the time period.

Variable Sub-Account                               1 Year  3 Years  5 Years   10 Years
---------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth                          $36     $109     $185       $388
---------------------------------------------------------------------------------------
AIM V.I. Balanced                                   $35     $107     $181       $379
---------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                       $32     $ 98     $168       $354
---------------------------------------------------------------------------------------
AIM V.I. Core Equity                                $32     $ 97     $166       $351
---------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends                    $38     $116     $197       $409
---------------------------------------------------------------------------------------
AIM V.I. Diversified Income                         $33     $101     $172       $361
---------------------------------------------------------------------------------------
AIM V.I. Growth                                     $32     $ 99     $169       $357
---------------------------------------------------------------------------------------
AIM V.I. International Growth                       $34     $104     $178       $373
---------------------------------------------------------------------------------------
AIM V.I. Premier Equity                             $32     $ 98     $168       $354
---------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth             $31     $ 96     $164       $347
---------------------------------------------------------------------------------------
Dreyfus Stock Index                                 $26     $ 80     $138       $295
---------------------------------------------------------------------------------------
Dreyfus VIF - Growth & Income                       $32     $ 97     $165       $349
---------------------------------------------------------------------------------------
Dreyfus VIF - Money Market                          $29     $ 90     $154       $327
---------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth                  $34     $103     $175       $368
---------------------------------------------------------------------------------------
Fidelity VIP Contrafund                             $33     $101     $172       $362
---------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                          $32     $ 98     $167       $353
---------------------------------------------------------------------------------------
Fidelity VIP Growth                                 $33     $101     $172       $361
---------------------------------------------------------------------------------------
Fidelity VIP High Income                            $33     $102     $174       $366
---------------------------------------------------------------------------------------
Franklin Small Cap                                  $34     $103     $176       $369
---------------------------------------------------------------------------------------
FranklinTechnology Securities                       $37     $111     $189       $394
---------------------------------------------------------------------------------------
Mutual Shares Securities                            $34     $104     $177       $372
---------------------------------------------------------------------------------------
Templeton Developing Markets Securities             $42     $128     $215       $443
---------------------------------------------------------------------------------------
Templeton Foreign Securities                        $35     $108     $182       $382
---------------------------------------------------------------------------------------
Goldman Sachs VIT CORE/SM /Small Cap Equity         $36     $110     $186       $389
---------------------------------------------------------------------------------------
Goldman Sachs VIT CORE/SM/U.S. Equity               $32     $ 97     $166       $351
---------------------------------------------------------------------------------------
LSA Diversified Mid-Cap                             $36     $109     $185       $387
---------------------------------------------------------------------------------------
LSA Focused Equity                                  $36     $111     $187       $392
---------------------------------------------------------------------------------------
LSA Growth Equity                                   $35     $108     $182       $382
---------------------------------------------------------------------------------------
MFS Emerging Growth                                 $35     $107     $181       $379
---------------------------------------------------------------------------------------
MFS Investors Trust                                 $35     $108     $182       $382
---------------------------------------------------------------------------------------
MFS New Discovery                                   $37     $112     $190       $397
---------------------------------------------------------------------------------------
MFS Research                                        $35     $108     $182       $382
---------------------------------------------------------------------------------------
MFS Utilities                                       $36     $108     $184       $385
---------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth                       $30     $ 93     $159       $337
---------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation                    $30     $ 93     $159       $337
---------------------------------------------------------------------------------------
Oppenheimer Global Securities                       $31     $ 94     $160       $339
---------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund        $31     $ 95     $162       $342
---------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                  $32     $ 97     $165       $348
---------------------------------------------------------------------------------------
Putnam VT Growth and Income                         $31     $ 96     $163       $345
---------------------------------------------------------------------------------------
Putnam VT Growth Opportunities                      $35     $106     $180       $378
---------------------------------------------------------------------------------------
Putnam VT Health Sciences                           $34     $104     $177       $372
---------------------------------------------------------------------------------------
Putnam VT International Growth                      $36     $109     $184       $386
---------------------------------------------------------------------------------------
Putnam VT New Value                                 $34     $104     $177       $372
---------------------------------------------------------------------------------------
Putnam VT Research                                  $34     $103     $175       $367
---------------------------------------------------------------------------------------
Van Kampen UIF Core Plus Fixed Income               $31     $ 94     $160       $340
---------------------------------------------------------------------------------------
Van Kampen UIF Global Value Equity                  $37     $111     $189       $394
---------------------------------------------------------------------------------------


                                       24 PROSPECTUS

Van Kampen UIF Mid Cap Value                        $35     $106     $180       $378
---------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate                     $35     $108     $182       $382
---------------------------------------------------------------------------------------
Van Kampen UIF Value                                $33     $101     $172       $361
---------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EARNINGS. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES ARE BASED ON THE EXPENSE SHOWN IN THE PORTFOLIO ANNUAL EXPENSES TABLE, WHICH REFLECTS CERTAIN WAIVER AND REIMBURSEMENT ARRANGEMENTS AS EXPLAINED IN THE FOOTNOTES TO THE TABLE. THE EXAMPLES ASSUME THOSE ARRANGEMENTS REMAIN IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE ENHANCED DEATH BENEFIT AND INCOME BENEFIT RIDERS WITH A TOTAL MORTALITY AND EXPENSE RISK CHARGE OF 1.75% FOR ALLSTATE PROVIDER ULTRA CONTRACTS AND THE ENHANCED EARNINGS DEATH BENEFIT RIDER WITH AN ANNUAL FEE OF 0.35%. IF THOSE RIDERS WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED ON AN ASSUMED AVERAGE CONTRACT SIZE OF $75,569.








                                       25 PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT". Each Variable Sub-Account has a separate value for its Accumulation Units which we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since the date we first offered the Contracts.

To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Glenbrook also appear in the Statement of Additional Information.




                                       26 PROSPECTUS

THE CONTRACT
--------------------------------------------------------------------------------

CONTRACT OWNER

Each Contract is an agreement between you, the Contract Owner, and Glenbrook, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

.. any other rights that the Contract provides.

If you die, any surviving Contract owner, or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-living person for purposes of this section and the Death Benefits section.The maximum age of any Contract owner on the date we receive the completed application for each Contract is as follows:

.. 90 - Allstate Provider Advantage

.. 90 - Allstate Provider Ultra

.. 80 - Allstate Provider Extra

You may change the Contract owner at any time. We will provide a change of ownership form to be signed by you and filed with us. After we accept the form, the change of ownership will be effective as of the date you signed the form. Until we receive your written notice to change the Contract owner, we are entitled to rely on the most recent ownership information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change the Contract owner, you should deliver your written notice to us promptly. Each change is subject to any payment made by us or any other action we take before we accept the change.

Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

You can use the Contract with or without a qualified plan. A qualified plan is a personal retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued within a qualified plan. See "Qualified Plans" on page 55.

ANNUITANT

The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. You may change the Annuitant at any time prior to the Payout Start Date (only if the Contract owner is a natural person). Once we accept a change, it takes effect as of the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it.

You may designate a joint Annuitant, who is a second person on whose life income payments depend. We permit joint Annuitants only on or after the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

   (i) the youngest Contract owner; otherwise,

   (ii) the youngest Beneficiary.

The maximum age of any Annuitant on the date we receive the completed application for each Contract is as follows:

.. 90 - Allstate Provider Advantage

.. 90 - Allstate Provider Ultra

.. 80 - Allstate Provider Extra

BENEFICIARY

You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of


                                       27 PROSPECTUS

Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If one or more Beneficiaries survive you (or survives the Annuitant, if the Contract owner is not a natural person), we will divide the death benefit among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

If there is more than one Beneficiary in a class and one of the Beneficiaries predeceases the Owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death proceeds. Each Beneficiary will exercise all rights related to his or her share of the death proceeds, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary. If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-natural person, all Beneficiaries will be considered to be non-natural persons for the above purposes.

MODIFICATION OF THE CONTRACT

Only a Glenbrook officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents have the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT

No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.




                                       28 PROSPECTUS

PURCHASES
--------------------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS

Your initial purchase payment must be at least $5,000 ($2,000 for a Qualified Contract). All subsequent purchase payments must be $50 or more. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept. The most we will accept without our prior approval is $1,000,000. We reserve the right to limit the availability of investment alternatives. We also reserve the right to reject any application.

AUTOMATIC ADDITIONS PROGRAM

You may make subsequent purchase payments by automatically transferring money from your bank account. Consult your representative for more detailed information.

ALLOCATION OF PURCHASE PAYMENTS

At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We are open for business each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

CREDIT ENHANCEMENT (ALLSTATE PROVIDER EXTRA CONTRACTS only)

Each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment (except that any portion of the Credit Enhancement corresponding to the value in any Fixed Account Option will instead be allocated to the money market Variable Sub-account). Thereafter you may instruct us to allocate these funds to any investment alternative you choose.

Credit Enhancements are treated as "earnings" for purposes of determining withdrawal charges and free withdrawal amounts on surrenders and partial withdrawals. Similarly, we do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "Expenses." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

RIGHT TO CANCEL

You may cancel the Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or a longer period should your state require it. You may return it by delivering it or mailing it to us.

If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss including the deduction of mortality and expense risk charges and administrative expense charges that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you. If this Contract is qualified under Section 408 of the


                                       29 PROSPECTUS

Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

For ALLSTATE PROVIDER EXTRA CONTRACTS, the amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation but will reflect, except in states where we are required to return the amount of your purchase payments, any investment gain or loss associated with your Variable Account purchase payments and with the Credit Enhancement.

In states where we are required to refund purchase payments, we reserve the right during the Cancellation Period to invest any purchase payments you allocated to a Variable Sub-Account to the Money Market Variable Sub-Account available under the Contract. We will notify you if we do so. At the end of the Cancellation Period, we will allocate the amount in the Money Market Variable Sub-Account to the Variable Sub-Account as you originally designated.






                                       30 PROSPECTUS

CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to:

.. your initial purchase payment for ALLSTATE PROVIDER ADVANTAGE CONTRACTS and ALLSTATE PROVIDER ULTRA CONTRACTS

.. your initial purchase payment plus the Credit Enhancement for ALLSTATE
  PROVIDER EXTRA CONTRACTS.

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS

To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For ALLSTATE PROVIDER EXTRA CONTRACTS, we would also credit an additional 40 Accumulation Units of that Variable Sub-Account to your Contract to reflect the 4% Credit Enhancement on your purchase payment.
 See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE

As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges (ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS only), Enhanced Earnings Death Benefit charges (if applicable) and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider, the Income Benefit Rider, and the Enhanced Death Benefit Rider with the Income Benefit Rider.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.












                                       31 PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 49 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.

Portfolio               Each Portfolio Seeks      Advisor
-------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS (1)
-------------------------------------------------------------------------------
 AIM V.I. Aggressive    Long-term growth of capital
 Growth Fund
                                                                A I M ADVISORS, INC.
----------------------------------------------------------------
                        Achieve as high a total return as
 AIM V.I. Balanced      possible,
 Fund                   consistent with preservation of
                        capital
----------------------------------------------------------------
 AIM V.I. Capital        Growth of capital
 Appreciation Fund
----------------------------------------------------------------
 AIM V.I. Core Equity   Growth of capital with a secondary
 Fund
                        objective of current income
----------------------------------------------------------------
 AIM V.I. Dent          Long-term growth of capital
 Demographic Trends
 Fund
----------------------------------------------------------------
 AIM V.I. Diversified   A high level of current income
 Income Fund
----------------------------------------------------------------
 AIM V.I. Growth Fund   Growth of capital

----------------------------------------------------------------
 AIM V.I.               Long-term growth of capital
 International Growth
 Fund
----------------------------------------------------------------
  AIM V.I. Premier      Long-term growth of capital. Income
 Equity Fund             is  a  secondary objective
--------------------------------------------------------------------------------------------------------------------------
 THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.; THE DREYFUS STOCK INDEX FUND; AND THE DREYFUS VARIABLE INVESTMENT
 FUND (VIF) (COLLECTIVELY, THE DREYFUS FUNDS)
--------------------------------------------------------------------------------------------------------------------------
 The Dreyfus Socially   Capital growth and, secondarily,
 Responsible Growth     current income
 Fund



                                                                                 THE DREYFUS CORPORATION
----------------------------------------------------------------
 Dreyfus Stock Index    To match the total return of the
 Fund                   Standard & Poor's 500 Composite Stock
                        Price Index
----------------------------------------------------------------
                        Long-term capital growth, current
 Dreyfus VIF Growth &   income and growth of income,
 Income Portfolio       consistent with reasonable investment   ----------------------------------------------------------
                        risk
----------------------------------------------------------------
                        A high level of current income as is
 Dreyfus VIF Money      consistent with the preservation of
 Market Portfolio       capital and the maintenance of
                        liquidity
----------------------------------------------------------------
 FIDELITY VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Asset     To maximize total return by allocating
 Manager Growth         assets among stocks, bonds, short-term
 Portfolio-Service      instruments and other investments
 Class 2

                                                                FIDELITY MANAGEMENT & RESEARCH COMPANY
----------------------------------------------------------------
 Fidelity VIP           Long-term capital appreciation
 Contrafund Portfolio
 - Service Class 2
----------------------------------------------------------------
 Fidelity VIP           Reasonable income
 Equity-Income
 Portfolio - Service
 Class 2
----------------------------------------------------------------
 Fidelity VIP Growth    Capital appreciation
 Portfolio - Service                                            ----------------------------------------------------------
 Class 2
----------------------------------------------------------------
 Fidelity VIP High      High level of current income while
 Income Portfolio -     also considering growth of capital
 Service Class 2
----------------------------------------------------------------


                                  32 PROSPECTUS

 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST (VIP)
--------------------------------------------------------------------------------------------------------------------------
 Franklin Small Cap     Long-term capital growth
 Fund - Class 2
----------------------------------------------------------------
 Franklin Technology    Capital appreciation                    FRANKLIN MUTUAL ADVISERS, LLC
 Securities Fund -
 Class 2
--------------------------------------------------------------------------------------------------------------------------
 Mutual Shares          Capital appreciation. Secondary goal     FRANKLIN ADVISERS, INC.
 Securities Fund -      is income
 Class 2
--------------------------------------------------------------------------------------------------------------------------
 Templeton Developing   Long-term capital appreciation          TEMPLETON ASSET MANAGEMENT LTD
  Markets Securities
 Fund - Class 2
--------------------------------------------------------------------------------------------------------------------------
 Templeton Foreign      Long-term capital growth                TEMPLETON INVESTMENT COUNSEL, LLC
 Securities
 Fund - Class 2
--------------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
--------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs VIT      Long term growth of capital
 CORE-/SM/-Small Cap                                                             GOLDMAN   SACHS   ASSET
 Equity Fund
                                                                                        MANAGEMENT
----------------------------------------------------------------
 Goldman Sachs VIT      Long-term growth of capital and
 CORE-/SM/-U.S. Equity  dividend income                         ----------------------------------------------------------
 Fund
----------------------------------------------------------------
 LSA VARIABLE SERIES TRUST
--------------------------------------------------------------------------------------------------------------------------
 LSA Diversified Mid     Long-term growth of capital            LSA ASSET MANAGEMENT LLC (2)
 Cap Equity
--------------------------------------------------------------------------------------------------------------------------
 LSA Focused Equity     Capital appreciation                    LSA ASSET MANAGEMENT LLC (3)
 Fund
--------------------------------------------------------------------------------------------------------------------------
 LSA Growth Equity      Long-term growth of capital             LSA ASSET MANAGEMENT LLC (4)
 Fund
--------------------------------------------------------------------------------------------------------------------------
 MFS/(R)/VARIABLE INSURANCE TRUST-/SM/-
--------------------------------------------------------------------------------------------------------------------------
 MFS Emerging Growth    Long-term growth of capital
  Series - Service
 Class



                                                                MFS INVESTMENT MANAGEMENT(R)
----------------------------------------------------------------
  MFS Investors Trust   Long-term growth of capital with a
 Series - Service        secondary objective to seek
 Class                  reasonable current income
----------------------------------------------------------------
 MFS New Discovery      Capital appreciating
 Series - Service
 Class
----------------------------------------------------------------
 MFS Research Series -  Long-term growth of capital and future
 Service Class
                        income
----------------------------------------------------------------
  MFS Utility Series -   Capital growth and current income
 Service Class
----------------------------------------------------------------
 OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------------------------------------------------
 Oppenheimer            Capital appreciation
 Aggressive Growth
 Fund/VA
----------------------------------------------------------------
 Oppenheimer Capital    Capital appreciation
 Appreciation Fund/ VA                                          OPPENHEIMER FUNDS, INC.
----------------------------------------------------------------
 Oppenheimer Global     Long-term capital appreciation
 Securities  Fund/VA
----------------------------------------------------------------
 Oppenheimer Main       High total return, which includes
 Street Growth &        growth in the value of its shares as
 Income Fund/VA          well as current income, from equity
                        and  debt securities                    ----------------------------------------------------------
----------------------------------------------------------------
 Oppenheimer Strategic  High level of current income
 Bond Fund/VA
----------------------------------------------------------------


                                 33 PROSPECTUS

 PUTNAM VARIABLE TRUST
----------------------------------------------------------------
                        Seeks capital growth and current
                        income.  The fund seeks its goal by
 Putnam VT Growth and   investing mainly in common stocks of
 Income Fund - Class    U.S. companies with a focus on value
 IB                     stocks that offer the potential for
                        capital growth, current income or both
----------------------------------------------------------------
 Putnam VT Growth       Seeks capital appreciation.  The fund
 Opportunities Fund -   seeks its goal by investing in common
 Class IB               stock of U.S. companies with a focus
                        on growth stocks
----------------------------------------------------------------
                        Seeks capital appreciation.  The fund
                        seeks its goal by investing at least
 Putnam VT Health       80% of its net assets in common stocks  PUTNAM INVESTMENT MANAGEMENT, INC.
 Sciences Fund - Class  of U.S. companies in the health
 IB                     sciences industries with a focus on
                        growth stocks
----------------------------------------------------------------
 Putnam VT              Seeks capital appreciation.  The fund
 International Growth   seeks its goal by investing mainly in
 Fund  -  Class IB      common stocks of companies outside the
                        United States
----------------------------------------------------------------
                        Seeks long-term capital appreciation.
 Putnam VT New Value    The fund seeks its goal by investing
 Fund -  Class IB       mainly in common stocks of U.S.
                        companies with a focus on value stocks
----------------------------------------------------------------
  Putnam VT Research    Seeks capital appreciation.  The fund
Fund -  Class IB        seeks its goal by investing mainly in
                        common stocks of U.S. companies that
                        we think have the greatest potential    ----------------------------------------------------------
                        for capital appreciation, with stock
                        prices that reflect a value lower than
                        that which we place on the company, or
                        whose earnings we believe are likely
                        to grow over time
----------------------------------------------------------------
 The Universal Institutional Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------
 Van Kampen UIF Core    Above-average total return over a
 Plus Fixed Income      market cycle of three to five years
 Portfolio**
----------------------------------------------------------------
 Van Kampen UIF Global  Long-term capital appreciation
 Value Equity                                                   VAN KAMPEN
 Portfolio**
----------------------------------------------------------------
 Van Kampen UIF Mid     Above-average total return over a
 Cap Value Portfolio**  market cycle of three to five years
----------------------------------------------------------------
 Van Kampen UIF U.S.     Above-average current income and
 Real Estate             long-term capital appreciation
 Portfolio**                                                    ----------------------------------------------------------
----------------------------------------------------------------
 Van Kampen UIF Value   Above-average total return over a
 Portfolio**            market cycle of three to five years
----------------------------------------------------------------


*A portfolio's investment objective may be changed by the Fund's Board of Trustees without shareholder approval.

(1) Effective May 1, 2002 the AIM V.I. Growth and Income Fund, AIM V.I. International Equity Fund and AIM V.I. Value Fund changed their names to the AIM V.I. Core Equity Fund, AIM V.I. International Growth Fund and AIM V.I. Premier Equity Fund, respectively.

(2) Sub-advised by Fidelity Management & Research Company

(3) Sub-advised by Van Kampen.

(4) Sub-advised by Goldman Sachs Asset Management.

VARIABLE INSURANCE TRUST PORTFOLIOS MAY NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM RETAIL MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF RETAIL MUTUAL FUNDS.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN
---------------------------------------------------------------------------
VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF
-------------------------------------------------------------------------------
THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST.  YOU BEAR THE
-------------------------------------------------------------------------
INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES.
-------------------------------------------------------------------------------
SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR
------------------------------------------------------------------------------
ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE
-------------------------------------------------------------------------
CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.
------------------------------------------------------------


                                       34 PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments (and Credit Enhancements for ALLSTATE PROVIDER EXTRA CONTRACTS) to the Fixed Account. You may choose from among 3 Fixed Account Options, including 2 dollar cost averaging options and the option to invest in one or more Guarantee Periods included in the Guaranteed Maturity Fixed Account. We may offer additional Fixed Account options in the future. We will credit a minimum annual interest rate of 3% to money you allocate to any of the dollar cost averaging Fixed Account Options. The Fixed Account Options may not be available in all states. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general account assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. You may establish a Short Term Dollar Cost Averaging Program by allocating purchase payments to the SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION ("SHORT TERM DCA FIXED ACCOUNT OPTION"). We will credit interest to purchase payments (and Credit Enhancements for ALLSTATE PROVIDER EXTRA CONTRACTS) you allocate to this Option for up to six months at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound at the annual interest rate we guaranteed at the time of allocation.

We will follow your instructions in transferring amounts monthly from the Short Term DCA Fixed Account Option. However, you may not choose less than 3 or more than 6 equal monthly installments. Further, you must transfer each purchase payment (and Credit Enhancement for ALLSTATE PROVIDER EXTRA CONTRACTS) and associated interest out of this Option by means of dollar cost averaging within 6 months. If you discontinue the Dollar Cost Averaging Program before the end of the transfer period, we will transfer the remaining balance in this Option to the money market Variable Sub-Account unless you request a different investment alternative. No transfers are permitted into the Short Term DCA Fixed Account.

For each purchase payment (and Credit Enhancement for ALLSTATE PROVIDER EXTRA CONTRACTS) allocated to this Option, your first monthly transfer will occur at the end of the first month following such purchase payment. If we do not receive an allocation from you within one month of the date of payment, we will transfer each monthly installment to the money market Variable Sub-Account until we receive a different allocation instruction. Transferring Contract Value to the money market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 40.

EXTENDED SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. You may establish an Extended Short Term Dollar Cost Averaging Program by allocating purchase payments to the EXTENDED SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION ("EXTENDED SHORT TERM DCA FIXED ACCOUNT OPTION"). We will credit interest to purchase payments (and Credit Enhancements for ALLSTATE PROVIDER EXTRA CONTRACTS) you allocate to this Option for up to twelve months at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound at the annual interest rate we guaranteed at the time of allocation.

We will follow your instructions in transferring amounts monthly from the Extended Short Term DCA Fixed Account Option. However, you may not choose less than 7 or more than 12 equal monthly installments. Further, you must transfer each purchase payment (and Credit Enhancement for ALLSTATE PROVIDER EXTRA CONTRACTS) and associated interest out of this Option by means of dollar cost averaging within 12 months. If you discontinue the Dollar Cost Averaging Program before the end of the transfer period, we will transfer the remaining balance in this Option to the money market Variable Sub-Account unless you request a different investment alternative. No transfers are permitted into the Extended Short Term DCA Fixed Account.

For each purchase payment (and Credit Enhancement for ALLSTATE PROVIDER EXTRA CONTRACTS) allocated to this Option, your first monthly transfer will occur at the end of the first month following such purchase payment. If we do not receive an allocation from you within one month of the date of payment, we will transfer each monthly installment to the money market Variable Sub-Account until we receive a different allocation instruction. Transferring Account Value to the money market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 40.

At the end of the transfer period, any nominal amounts remaining in the Short Term Dollar Cost Averaging Fixed Account or the Extended Short Term Dollar Cost Averaging Fixed Account will be allocated to the money market Variable Sub-Account.

INVESTMENT RISK

We bear the investment risk for all amounts allocated to the Short Term DCA Fixed Account Option and the Extended Short Term DCA Fixed Account Option. That


                                       35 PROSPECTUS
is because we guarantee the current and renewal interest rates we credit to the amounts you allocate to either of these Options, which will never be less than the minimum guaranteed rate in the Contract. Currently, we determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate.

We may declare more than one interest rate for different monies based upon the date of allocation to the Short Term DCA Fixed Account Option and the Extended Short Term DCA Fixed Account Option. For current interest rate information, please contact your representative or our customer support unit at 1-800-755-5275.

GUARANTEE PERIODS

The Guaranteed Maturity Fixed Account is divided into Guarantee Periods. Each purchase payment (plus the appropriate portion of the Credit Enhancement for ALLSTATE PROVIDER EXTRA CONTRACTS) or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 1, 3, 5, 7, and 10 years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

You select the Guarantee Period for each payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment.

Each purchase payment or transfer allocated to a Guarantee Period must be at least $50.

We reserve the right to limit the number of additional purchase payments that you may allocate to this Option.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For current interest rate information, please contact your representative or Glenbrook at 1-800-755-5275.

HOW WE CREDIT INTEREST. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period. The following example illustrates how a purchase payment (and Credit Enhancement for ALLSTATE PROVIDER EXTRA CONTRACTS) allocated to a Guaranteed Period would grow, given an assumed Guarantee Period and annual interest rate:

Purchase Payment (and Credit Enhancement for ALLSTATE PROVIDER     $10,000
EXTRA CONTRACTS)
Guarantee Period                                                   5 years
Annual Interest Rate                                               4.50%




                                END OF CONTRACT YEAR
                          YEAR 1      YEAR 2      YEAR 3      YEAR 4       YEAR 5
                        ----------  ----------  ----------  ----------  ------------
Beginning Contract      $10,000.00
 Value...............
 X (1 + Annual
 Interest Rate)              1.045
                        ----------
                        $10,450.00
Contract Value at end               $10,450.00
 of Contract Year....
 X (1 + Annual
 Interest Rate                           1.045
                                    ----------
                                    $10,920.25
Contract Value at end                           $10,920.25
 of Contract Year....
 X (1 + Annual
 Interest Rate)                                      1.045
                                                ----------
                                                $11,411.66
Contract Value at end                                       $11,411.66
 of Contract Year.....
 X (1 + Annual
 Interest Rate)                                                  1.045
                                                            ----------
                                                            $11,925.19
Contract Value at end                                                    $11,925.19
 of Contract Year.....
 X (1 + Annual
 Interest Rate)                                                               1.045
                                                                        -----------
                                                                         $12,461.82




                                       36 PROSPECTUS

TOTAL INTEREST CREDITED DURING GUARANTEE PERIOD = $2,461.82 ($12,461.82 - $10,000.00)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a withdrawal, you may be required to pay a withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS only), and the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above.

RENEWALS. Prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1) Take no action. We will automatically apply your money to a new Guarantee Period of the same length as the expiring Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our current declared rate for a Guarantee Period of that length; or

2) Instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3) Instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts of the Variable Account. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4) Withdraw all or a portion of your money. A withdrawal charge may apply (for ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS only), but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay premium taxes and income tax withholding, if applicable.

If you choose option 3 or 4 above, we will pay interest from the date the previous Guarantee Period expired until the date of the transfer or withdrawal as applicable. The interest rate will be the then current rate we are crediting for a Guarantee Period of the same length as the previous Guarantee Period.
 Amounts not withdrawn or transferred will be applied to a new Guarantee Period of the same length as the previous Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

MARKET VALUE ADJUSTMENT. All withdrawals and transfers from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment also may apply when you apply amounts currently invested in a Guarantee Period to an Income Plan (unless paid or applied during the 30-day period after such Guarantee Period expires). A positive aggregate Market Value Adjustment will apply to amounts currently invested in a Guarantee Period that are paid out as death benefits (unless paid or applied during the 30 day period after such Guarantee Period expires). We will not apply a Market Value Adjustment to a withdrawal you make:

.. within the Free Withdrawal Amount as described below,

.. that qualify for one of the waivers as described on page 42-43,

.. to satisfy the IRS minimum distribution rules for the Contract, or

.. within one year after the date of the death of the Owner as the surviving spouse continuing the Contract (limit one withdrawal only).

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time you remove it from that Guarantee Period. We calculate the Market Value Adjustment by comparing the TREASURY RATE for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the Guarantee Period when you remove your money. "TREASURY RATE" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment, any withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS only), and any premium taxes and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal from a Guaranteed Period to an amount that is less than the purchase payment applied to that period plus interest earned under the Contract.

During each Contract Year, you can withdraw up to 15% of the aggregate amount of your purchase payments without a Market Value Adjustment. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.

Generally, if the original Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a higher amount payable to you, transferred or applied to an Income Plan. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee


                                       37 PROSPECTUS

Period is lower than the applicable Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you, transferred or applied to an Income Plan.

For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 5 year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 5 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.




                                       38 PROSPECTUS

INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------

TRANSEFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to either the Short Term Dollar Cost Averaging Fixed Account or the Extended Short Term Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below. The minimum amount that you may transfer into a Guarantee Period is $50. We currently do not assess, but reserve the right to assess, a $10 charge (up to 0.50% of the amount transferred for ALLSTATE PROVIDER EXTRA CONTRACTS) on each transfer in excess of 12 per Contract Year. All transfers to or from more than one Portfolio on any given day counts as one transfer.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after such Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE

During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year. You may not convert any portion of your fixed income payments into variable income payments. After 6 months from the Payout Start Date, you may make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments.

TELEPHONE TRANSFERS

You may make transfers by telephone by calling 1-800-755-5275. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

EXCESSIVE TRADING LIMITS

We reserve the right to limit transfers among the Variable Sub-Accounts in any Contract Year, or to refuse any Variable Sub-Account transfer request, if:

.. we believe, in our sole discretion, that excessive trading by such Contract owner or owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or the share prices of the corresponding Portfolios or would be to the disadvantage of other Contract owners; or

.. we are informed by one or more of the corresponding Portfolio that they intend to restrict the purchase or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or groups of transfers would have a detrimental effect on the prices of Portfolio shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.

SHORT-TERM TRADES

All transfers involving the purchase or redemption of mutual fund shares by the Variable Account may be subject to restrictions or requirements imposed by the underlying Portfolios. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a Variable Sub-Account that occur within a certain number of days following the date of allocation to the Variable Sub-Account, but will only apply to those Sub-Accounts corresponding to underlying Portfolios that explicitly require the assessment of such fees.


                                       39 PROSPECTUS

DOLLAR COST AVERAGING PROGRAM

Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount every month from any Variable Sub-Account, the Short Term Dollar Cost Averaging Fixed Account, or the Extended Short Term Dollar Cost Averaging Fixed Account, to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Guarantee Periods. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfer count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM

Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our AUTOMATIC PORTFOLIO REBALANCING PROGRAM, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account monthly, quarterly, semi-annually, or annually, depending on your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Fidelity VIP High Income Variable Sub-Account and 60% to be in the AIM V.I. Core Equity Variable Sub-Account. Over the next 2 months the bond market does very well relative to the stock market. At the end of the first quarter, the Fidelity VIP High Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fidelity VIP High Income Variable Sub-Account and use the money to buy more units in the AIM V.I. Core Equity Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.




                                       40 PROSPECTUS

EXPENSES
--------------------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. If you surrender your Contract, we will deduct the contract maintenance charge pro rated for the part of the Contract Year elapsed, unless your Contract qualifies for a waiver, described below. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies.

We cannot increase the charge. However, we will waive this charge if, as of the Contract Anniversary or upon full surrender:

.. your Contract Value equals $50,000 or more, or

.. all money is allocated to the Fixed Account.

After the Payout Start Date, we will waive the charge if the Contract Value is $50,000 or more as of the Payout Start Date.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. The annual rate of the charge is:

.. 1.45% for ALLSTATE PROVIDER ADVANTAGE CONTRACTS

.. 1.25% for ALLSTATE PROVIDER ULTRA CONTRACTS

.. 1.40% for ALLSTATE PROVIDER EXTRA CONTRACTS

If you select the Income Benefit Rider or the Enhanced Death Benefit Rider, the mortality and expense risk charge will include an additional 0.25% for the Rider. If you select both the Income Benefit Rider and the Enhanced Death Benefit Rider, the mortality and expense risk charge will include an additional 0.50% for these Riders.

The mortality and expense risk charge is for the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the ALLSTATE PROVIDER EXTRA CONTRACTS. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Enhanced Death Benefit Rider and the Income Benefit Rider to compensate us for the additional risk that we accept by providing these Riders.

We guarantee that we will not raise the mortality and expense risk charge. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase. After the Payout Start Date, mortality and expense risk charges for the Enhanced Death Benefit and the Income Benefit will cease.

ENHANCED EARNINGS DEATH BENEFIT RIDER FEE

If you elect the Enhanced Earnings Death Benefit Rider, we will deduct an annual charge from your Contract Value on each Contract Anniversary during the Accumulation Phase. The annual charge is calculated as a percentage of your Contract Value on the Contract Anniversary and is based on the oldest Contract owner's age on the Rider Application Date (described below) as follows:

                                 Age                                    Annual Charge
                                 ---                                    -------------
                                0-55                                        0.10%
                                56-65                                       0.20%
                                66-75                                       0.35%


We first deduct this annual fee from the Variable Sub-Accounts on a pro rata basis. If the Contract Value in the Variable Sub-Accounts is not sufficient to cover the charge, we will deduct the remaining charge from the Guarantee Periods, beginning with the oldest Guarantee Period. On the first Contract Anniversary after we issue the Rider, we will deduct the Rider charge pro rated to reflect the number of complete months the Rider was in effect during such Contract Year. Also, if you surrender your Contract, we will deduct the Rider charge (multiplied by the Contract Value immediately prior to the surrender) pro rated to reflect the number of complete months the Rider was in effect during the current Contract Year.

ADMINISTRATIVE EXPENSE CHARGE

We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.
 We guarantee that we will not raise this charge.


                                       41 PROSPECTUS

WITHDRAWAL CHARGE (ALLSTATE PROVIDER ULTRA and ALLSTATE PROVIDER EXTRA CONTRACTS only)

We may assess a withdrawal charge from the purchase payment(s) you withdraw.
 The amount of the charge will depend on the number of Contract Years that have elapsed since we received the purchase payment being withdrawn. The Contracts differ in the following respects:

ALLSTATE PROVIDER ULTRA CONTRACTS

We may assess a withdrawal charge of up to 7% of the purchase payment(s) you withdraw. The charge declines to 0% over a 7 year period that begins on the day we receive your payment. A schedule showing how the charge declines is shown on page 11. During each Contract Year, you can withdraw up to 15% of your purchase payments without paying the charge. Unused portions of this "Free Withdrawal Amount" are not carried forward to future Contract Years. We will deduct withdrawal charges, if applicable, from the amount paid.

ALLSTATE PROVIDER EXTRA CONTRACTS

We may assess a withdrawal charge of up to 8% of the purchase payment(s) you withdraw. The charge declines to 0% over an 8 year period that begins on the day we receive your payment. A schedule showing how the charge declines is shown on page 11. During each Contract Year, you can withdraw up to 15% of your purchase payments, excluding Credit Enhancements, without paying the charge. Unused portions of this "Free Withdrawal Amount" are not carried forward to future Contract Years. We will deduct withdrawal charges, if applicable, from the amount paid. Credit Enhancements are not considered purchase payments when determining the Free Withdrawal Amount.

BOTH ALLSTATE PROVIDER ULTRA AND ALLSTATE PROVIDER EXTRA CONTRACTS

For purposes of calculating the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

.. on the Payout Start Date (a withdrawal charge may apply if you terminate income payments to be received for a specified period);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

.. withdrawals that qualify for one of the waivers as described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the ALLSTATE PROVIDER EXTRA CONTRACTS. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distributional expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals also may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

TRANSFER FEE

We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer (up to 0.50% of the amount transferred for ALLSTATE PROVIDER EXTRA CONTRACTS) after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

CONFINEMENT WAIVER. We will waive the withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS only), and a negative Market Value Adjustment, if applicable, will not occur on all withdrawals taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1) You or the Annuitant, if the Contract owner is not a natural person, are confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2) You request the withdrawal and provide written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital; and

3) A physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

You may not claim this benefit if you, the Annuitant, or a member of your or the Annuitant's immediate family, is the physician prescribing your or the Annuitant's stay in a long term care facility.

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS only), and a negative Market Value Adjustment, if applicable, will not occur on all withdrawals taken prior to the Payout Start Date under your Contract if:

1. you or the Annuitant (if the Contract owner is not a natural person) are first diagnosed with a terminal illness at least 30 days after the Issue Date; and

2. you claim this benefit and deliver adequate proof of


                                       42 PROSPECTUS
diagnosis to us.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS only), and a negative Market Value Adjustment, if applicable, will not occur on one partial or a full withdrawal taken prior to the Payout Start Date under your Contract, if you meet the following requirements:

1. you or the Annuitant, (if the Contract owner is not a natural person), become unemployed at least one year after the Issue Date;

2. you or the Annuitant, (if the Contract owner is not a natural person), receive unemployment compensation as defined in the Contract for at least 30 days as a result of that unemployment; and

3. you or the Annuitant, (if the Contract owner is not a natural person), claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay a withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS only), or a Market Value Adjustment because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs, including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract owner's value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES

We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Taxes section.

OTHER EXPENSES

Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of current estimates of those charges and expenses, see page 11. We may receive compensation from the investment advisers or administrators of the Portfolios in connection with the administrative services we provide to the Portfolios.






                                       43 PROSPECTUS

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 45.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any Market Value Adjustment less any withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS only), contract maintenance charges, Enhanced Earnings Death Benefit Rider fee (if applicable), income tax withholding, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Options.

To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS only) and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is specified, we will deduct your withdrawal pro-rata from the Variable Sub-Accounts according to the value of your investments therein.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, we may require you to return your Contract to us.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal tax penalty.

POSTPONEMENT OF PAYMENTS

We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months (or shorter period if required by law). If we delay payment for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM

You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal tax penalty. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE

If your request for a partial withdrawal would reduce your Contract Value to less than $2,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $2,000, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $2,000. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less any withdrawal charges (ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS only) and any other applicable charges and taxes.






                                       44 PROSPECTUS

INCOME PAYMENTS
--------------------------------------------------------------------------------

PAYOUT START DATE

You select the Payout Start Date in your application. The Payout Start Date is the day that we apply your money to an Income Plan. The Payout Start Date must be:

.. at least 30 days after the Issue Date; and

.. no later than the day the Annuitant reaches age 90, or the 10th Contract
  Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS

An Income Plan is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years.

After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plans.

Three Income Plans are available under the Contract. Each is available to provide:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. You may elect to receive guaranteed payments for periods ranging from 5 to 30 years. Income payments for less than 120 months may be subject to a withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS only). We will deduct the mortality and expense risk charge from the Variable Sub-Account assets that support variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case, you may terminate all or part of the income payments at any time and receive a lump sum equal to their present value as of the close of the Valuation Date on which we receive your request. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. To determine the present value of any fixed income payments being currently applicable interest rates. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply (ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS only). We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We may make other Income Plans available.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the


                                       45 PROSPECTUS

Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen; or

.. reduce the frequency of your payments so that each payment will be at least
  $20.

VARIABLE INCOME PAYMENTS

The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

We reserve the right to make other assumed investment rates available under each Contract.

FIXED INCOME PAYMENTS

We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

2. deducting any applicable premium tax; and

3. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or any shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

INCOME BENEFIT RIDER

QUALIFICATIONS. For Contract Owners and Annuitants up to and including age 75, the Income Benefit Rider is an optional benefit that you may elect. To qualify for the income benefit payments under this Rider, you must meet the following requirements as of the Payout Start Date:

.. You must elect a Payout Start Date that is on or after the 10th anniversary of the date this Rider was made a part of your Contract ("RIDER DATE");

.. The Payout Start Date must be prior to the oldest Annuitant's 90th birthday;

.. The Payout Start Date must occur during the 30 day period following a Contract
  Anniversary;

.. You must elect to receive fixed income payments, which will be calculated using the guaranteed payout rates listed in your Contract; and

.. The Income Plan you selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

  . 10 years, if the youngest Annuitant's age is 80 or less on the Payout Start Date, or

  . 5 years, if the youngest Annuitant's age is greater than 80 on the Payout Start Date.

If, however, you apply the Contract Value and not the Income Benefit to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to variable and/or fixed income payment options, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Rider may not be appropriate.

ALLSTATE PROVIDER ADVANTAGE CONTRACTS ONLY:

Prior to the Payout Start Date, the Income Benefit Rider will terminate and charges for this Rider will cease when the Contract terminates. The mortality and expense risk charge for this Rider will cease on the Payout Start Date.

 The Income Benefit Rider will no longer be in effect and the mortality and expense charge for the Rider will end upon the change of the named Annuitant for reasons other than death.


                                       46 PROSPECTUS

INCOME BASE

The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Rider ("Guaranteed Income Benefit") and does not provide a Contract Value or guarantee performance of any investment option. On the Rider Date, the Income Base is equal to the Contract Value. After the Rider Date, the Income Base plus any subsequent purchase payments (and Credit Enhancements for Allstate Provider Extra Contracts) and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the earlier of the Payout Start Date, or the first day of the month after the oldest Contract owner's (Annuitant, if the Contract owner is not a natural person) 85th birthday.

WITHDRAWAL ADJUSTMENT

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c) where:

  (a) = the withdrawal amount

  (b) = the Contract Value immediately prior to the withdrawal, and

  (c) = the most recently calculated Income Base.

The Guaranteed Income Benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described on page 45.

On the Payout Start Date, the income payment will be the greater of the Guaranteed Income Benefit or the income payment provided in the payout phase section of your Contract.

CERTAIN EMPLOYEE BENEFIT PLANS

The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


                                       47 PROSPECTUS

DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit prior to the Payout Start Date on:

1. the death of any Contract owner or,

2. the death of the Annuitant, if the Contract is owned by a non-natural person.

We will pay the death benefit to the new Contract owner as determined immediately after the death. The new Contract owner would be a surviving Contract owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract owner.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for settlement of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

A complete request for payment of the death benefit must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death":

.. a certified copy of a death certificate,

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

.. any other proof acceptable to us.

DEATH BENEFIT AMOUNT. Prior to the Payout Start Date, if we receive a complete request for settlement of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the value of the death benefit, or

2. the SETTLEMENT VALUE (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the value of the death benefit, or

3. the highest amount computed by taking the Contract Value on each DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, increased by purchase payments (and Credit Enhancements for ALLSTATE PROVIDER EXTRA CONTRACTS) made since that Death Benefit Anniversary and reduced by an adjustment for any partial withdrawals since that Death Benefit Anniversary. A "Death Benefit Anniversary" is every seventh Contract Anniversary beginning with the Issue Date. For example, the Issue Date, 7th and 14th Contract Anniversaries are the first 3 Death Benefit Anniversaries.

In calculating the Settlement Value when a death benefit is paid, only a positive aggregate Market Value Adjustment amount, if any, is applied to the Contract Value attributable to amounts withdrawn from Guarantee Period(s).

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

  (a) = is the withdrawal amount;

  (b) = is the Contract Value immediately prior to the withdrawal; and

  (c) = is the Contract Value on the Death Benefit Anniversary adjusted by any prior purchase payments (and Credit Enhancements for Allstate Provider Extra Contracts) or withdrawals made since that Anniversary.

If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the death benefit is equal to the greater of:

1) the Contract Value as of the date we determine the death benefit, or

2) the Settlement Value as of the date we determine the death benefit.

We reserve the right to extend the 180-day period on a non-discriminatory basis.

ENHANCED DEATH BENEFIT RIDER

For Contract owners and Annuitants up to and including age 80 as of the date we receive the completed application or a written request to add this rider, whichever is later ("Rider Application Date"), the Enhanced Death Benefit Rider is an optional benefit that you may elect. If the Contract owner is a natural individual, the Enhanced Death Benefit applies only upon the death of the Contract owner. If the Contract owner is not a natural individual, the Enhanced Death Benefit applies only upon the death of the Annuitant. For Contracts with the Enhanced Death Benefit Rider, the death benefit will be the greatest of (1) through (3) above, or (4) the Enhanced Death Benefit. The Enhanced Death Benefit is equal to the greater of the Enhanced Death Benefit A or Enhanced Death Benefit B. Enhanced Death Benefit A or B may not be available in all states. The Enhanced Death Benefit will never be greater than the maximum death benefit allowed by any state nonforfeiture laws that govern the Contract.

If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the Enhanced Death Benefit will not apply and the death benefit is equal to the greater of:

1) the Contract Value as of the date we determine the death benefit, or

2) the Settlement Value as of the date we determine the death benefit.

If the Owner is a natural person, the Enhanced Death Benefit is payable and the Rider will terminate and the mortality and expense charge for the Rider will cease upon the death of the Owner, unless the Contract and Rider are continued as permitted by a surviving spouse, as described below. If the Owner is a non-natural person, the Enhanced Death Benefit is payable and the Rider will terminate and charges for the Rider will cease upon the


                                       48 PROSPECTUS
death of the Annuitant.

The Enhanced Death Benefit Rider and charges for the Rider will terminate:

.. when the Contract owner is changed for reasons other than death;

.. if the Contract owner is a non-natural person, when the Annuitant is changed for reasons other than death; or

.. on the Payout Start Date.

The Rider may not be available in all states. We may discontinue the offering of the Rider at any time.

ENHANCED DEATH BENEFIT A. On the date we issue the Rider ("RIDER DATE"), Enhanced Death Benefit A is equal to the Contract Value on that date. On each Contract Anniversary, we will recalculate your Enhanced Death Benefit A to equal the greater of your Contract Value on that date, or the most recently calculated Enhanced Death Benefit A. We also will recalculate your Enhanced Death Benefit A whenever you make an additional purchase payment or a partial withdrawal.
 Additional purchase payments will increase the Enhance Death Benefit A dollar-for-dollar by the amount of the purchase payment (plus Credit Enhancement for ALLSTATE PROVIDER EXTRA CONTRACTS). Withdrawals will reduce the Enhanced Death Benefit A by an amount equal to a withdrawal adjustment computed in the manner described below.

We will calculate Anniversary Values for each Contract Anniversary up until the earlier of:

.. the date we determine the death benefit; or

.. the first Contract Anniversary following the oldest Contract owner's or, if the Contract owner is not a natural person, the Annuitant's 80th birthday, or the first day of the 61st month following the Rider Date, whichever is later.

After age 80, or the first day of the 61st month following the Rider Date, whichever is later, we will recalculate the Enhanced Death Benefit A only for purchase payments and withdrawals.

The withdrawal adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

  (a) = is the withdrawal amount,

  (b) = is the Contract Value immediately prior to the withdrawal, and

  (c) = the most recently calculated Enhanced Death Benefit A.

ENHANCED DEATH BENEFIT B. The Enhanced Death Benefit B on the Rider Date is equal to the Contract Value on that date. After the Rider Date, the Enhanced Death Benefit B, plus any subsequent purchase payments (and Credit Enhancements under ALLSTATE PROVIDER EXTRA CONTRACTS) and less a withdrawal adjustment, as described below, will accumulate daily at a rate equivalent to 5% per year until the earlier of:

.. the date we determine the death benefit; or

.. the first day of the month following the oldest Contract owner's or, if the Contract owner is not a natural person, the Annuitant's 80th birthday, or the first day of the 61st month following the Rider Date, whichever is later.

The withdrawal adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

  (a) = the withdrawal amount,

  (b) = is the Contract Value immediately prior to the withdrawal, and

  (c) = is the most recently calculated Enhanced Death Benefit B.

After age 80, or the first day of the 61st month following the Rider Date, whichever is later, we will recalculate the Enhanced Death Benefit B only for purchase payments and withdrawals.

SPOUSAL CONTINUATION UNDER ALLSTATE PROVIDER ADVANTAGE CONTRACTS AND ALLSTATE PROVIDER EXTRA CONTRACTS. If you elected the Enhanced Death Benefit Rider, and your spouse continues the Contract as described above, the Enhanced Death Benefit Rider and the mortality and expense risk charge for this Rider will terminate if your spouse is over age 80 on the date the Contract is continued. If the Enhanced Death Benefit Rider does continue, then the following conditions will apply:

.. The Contract Value on the date the Contract is continued will equal the death benefit amount;

.. Enhanced Death Benefit A will continue to be recalculated for purchase payments, withdrawals, and on Contract Anniversaries after the date the Contract is continued until the earlier of:

1. the first Contract Anniversary after the oldest new Owner's 80th birthday. After age 80, the Enhanced Death Benefit A will be recalculated only for purchase payments and withdrawals; or

2. the date we determine the death benefit;

unless the deceased Owner was age 80 or older on the date of death. In this case, the Enhanced Death Benefit A will be recalculated only for purchase payments and withdrawals after the date the Contract is continued.

.. The amount of the Enhanced Death Benefit B as of the date the Contract is continued and any subsequent purchase payments (and Credit Enhancements under ALLSTATE PROVIDER EXTRA CONTRACTS) and less any subsequent withdrawal adjustments will accumulate daily at a rate equivalent to 5% per year after the date the Contract is continued, until the earlier of:

1. the first day of the month following the oldest new Owner's 80th birthday. After age 80, the Enhanced Death Benefit B will be recalculated only for purchase payments and withdrawals; or


                                       49 PROSPECTUS

2. the date we determine the death benefit;

unless the deceased Owner was age 80 or older on the date of death. In this case, the Enhanced Death Benefit B will be recalculated only for purchase payments and withdrawals after the date the Contract is continued.

SPOUSAL CONTINUATION UNDER ALLSTATE PROVIDER ULTRA CONTRACTS. If you elected the Enhanced Death Benefit Rider, and your spouse continues the Contract as described above, on the date the Contract is continued, the Rider Date will be reset to the date the Contract is continued.

ENHANCED EARNINGS DEATH BENEFIT RIDER

For Contract owners and Annuitants up to and including age 75 as of the Rider Application Date, the Enhanced Earnings Death Benefit Rider is an optional benefit that you may elect.

The Rider may not be available in all states. We may discontinue the offering of the Rider at any time.

If the Contract owner is a natural person, the Enhanced Earnings Death Benefit Rider applies only upon the death of the Contract owner. If the Contract owner is not a natural individual, the Enhanced Earnings Death Benefit Rider applies only upon the death of the Annuitant. If the Owner is a natural person, the Enhanced Earnings Death Benefit is payable and the Rider will terminate and the annual charge for the Rider will cease upon the death of the Owner, unless the Contract and Rider are continued as permitted by a surviving spouse, as described below. If the Owner is a non-natural person, the Enhanced Earnings Death Benefit is payable and the Rider will terminate and the annual charge for the Rider will cease upon the death of the Annuitant.

The Enhanced Earnings Death Benefit Rider and the annual charge for the rider will terminate:

.. when the Contract owner is changed for reasons other than death;

.. if your spouse continues the Contract as described below, and the oldest new
  Contract owner (your spouse in the case of ALLSTATE PROVIDER ULTRA CONTRACTS) is over age 75 on the date the Contract is continued, (or if your spouse elects to terminate the Rider).

.. if the Contract owner is a non-natural person, when the Annuitant is changed for reasons other than death or when the Annuitant dies; or

.. on the Payout Start Date.

ALLSTATE PROVIDER ADVANTAGE CONTRACTS AND ALLSTATE PROVIDER EXTRA CONTRACTS:

Under the Enhanced Earnings Death Benefit Rider, if the oldest Contract owner (or the Annuitant if the Contract owner is a non-natural person) is age 55 or younger on the Rider Application Date, the death benefit is increased by:

.. The lesser of 80% of In-Force Premium (excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the death of the Owner, or Annuitant if the Owner is a non-natural person), or 40% of In-Force Earnings, calculated as of the date we receive due proof of death.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-natural person) is between the ages of 56 and 65 on the Rider Application Date, the death benefit is increased by:

.. The lesser of 60% of In-Force Premium (excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the death of the Owner, or annuitant is the Owner is a non-natural person), or 30% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-natural person) is between the ages of 66 and 75 on the Rider Application Date, the death benefit is increased by:

.. The lesser of 40% of In-Force Premium (excluding purchase payments made after the Rider Application Date and in the twelve month period immediately preceding the death of the Owner, or Annuitant if the Owner is a non-natural person), or 20% of In-Force Earnings, calculated as of the date we receive due proof of death.

ALLSTATE PROVIDER ULTRA CONTRACTS:

Under the Enhanced Earnings Death Benefit Rider, if the oldest Contract owner (or the Annuitant if the Contract owner is a non-natural person) is age 55 or younger on the Rider Application Date, the death benefit is increased by:

.. 40% of the lesser of 200% of In-Force Premium (excluding purchase payments made in the 12-month period immediately preceding the date of death) or the In-Force Earnings. ("In-Force Earnings" are referred to as "Death Benefit Earnings" in the ALLSTATE PROVIDER ULTRA CONTRACTS, but we use the term "In-Force Earnings" in this prospectus for convenience).

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-natural person) is between the ages of 56 and 65 on the Rider Application Date, the death benefit is increased by:

.. 30% of the lesser of 200% of the In-Force Premium (excluding purchase payments made in the 12-month period immediately preceding the date of death) or the In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-natural person) is between the ages of 66 and 75 on the Rider Application Date, the


                                       50 PROSPECTUS
death benefit is increased by:

.. 20% of the lesser of 200% of the In-Force Premium (excluding purchase payments made in the 12-month period immediately preceding the date of death) or the In-Force earnings.

ALL CONTRACTS:

For purpose of calculating the Enhanced Earnings Death Benefit, the following definitions apply:

  In-Force Premium equals the Contract Value on the Rider Date plus all purchase payments made after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

  In-Force Earnings equal the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

  An Excess-of-Earnings Withdrawal is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Rider as of the date we receive a complete request for settlement of the death benefit. We will pay the Enhanced Earnings Death Benefit with the death benefit as described under "Death Benefit Payments" below.

SPOUSAL CONTINUATION. If you elected the Enhanced Earnings Death Benefit Rider, and your spouse continues the Contract as described below, the Enhanced Earnings Death Benefit Rider and the annual charge for this Option will terminate if the oldest new Contract owner is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Rider. If the Enhanced Earnings Death Benefit Rider is not terminated, on the date the Contract is continued, the Rider Date for this Rider will be reset to the date the Contract is continued ("new Rider Date"). The age of the oldest Contract owner (surviving spouse for ALLSTATE PROVIDER ULTRA CONTRACTS) on the new Rider Date will be used to determine the Enhanced Earnings Death Benefit after the new Rider Date. Also, the age of the oldest Contract owner (surviving spouse for ALLSTATE PROVIDER ULTRA CONTRACTS) will be used to determine the annual charge for the Rider after the new Rider Date.

The value of the Enhanced Earnings Death Benefit largely depends on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Rider may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your financial advisor can help you decide if the Enhanced Earnings Death Benefit Rider is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Rider, see Appendix C.


DEATH BENEFIT PAYMENTS
If the sole new Contract Owner is your spouse, the new Contract Owner may:

1) elect to receive the death benefit in a lump sum, or

2) elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

.. the life of the new Contract Owner;

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner; or

.. over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Contract Owner.

If your spouse does not elect one of the options above the Contract will continue in the Accumulation Phase as if the death had not occurred. If the contract is continued in the Accumulation Phase, the following conditions apply:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we received a complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time).

Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time), except that any portion of this excess attributable to the Fixed Account Options will be allocated to the money market Variable Sub-Account.

Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   (i) transfer all or a portion of the excess among the Variable Sub-Accounts;

   (ii) transfer all or a portion of the excess into the Guarantee Maturity Fixed Account and begin a new Guarantee Period; or

   (iii) transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Guarantee Maturity Fixed Account.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any


                                       51 PROSPECTUS
minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a Market Value Adjustment or withdrawal charge. Only one spousal continuation is allowed under this Contract.

If the new Contract Owner is not your spouse but is a natural person, or if there are multiple natural new Contract Owners, the new Contract Owner may:

1) elect to receive the death benefit in a lump sum, or

2) elect to apply the death benefit to an Income Plan.

Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

.. the life of the new Contract Owner;

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner; or

.. over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Contract Owner.

If the new Contract Owner does not elect one of the options above then the new Contract Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the money market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the Transfers section of the Contract during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Any withdrawal charges applicable under ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS will be waived for any withdrawals made during this 5 year period.

If the new Contract Owner dies prior to the receiving all of the Contract Value, then the new Contract Owner's named beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Contract Owner's death.

If the new Contract Owner is a corporation, trust, or other non- natural person:

  (a) The new Contract Owner may elect to receive the death benefit in a lump sum; or

  (b) If the new Contract Owner does not elect the option above, then the new Contract Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the money market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the Transfers provision of the Contract during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Any withdrawal charges applicable under ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS will be waived during this 5 year period.

We reserve the right to offer additional options upon the death of the Contract Owner.

If any new Contract Owner is a non-natural person, all new Contract Owners will be considered to be non-natural persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the new Contract Owner from the date of your death to the date on which the death benefit is paid.


DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, then the Contract will continue with a new Annuitant as described in the Annuitant provision above.

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-natural person, the following apply:

  (a) The Contract owner may elect to receive the death benefit in a lump sum;
  or

  (b) If the Contract owner does not elect the above option, then the Contract Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time).
   Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the Transfers provision of the Contract during this 5 year period.


                                       52 PROSPECTUS

No additional purchase payments may be added to the Contract under this election. Any withdrawal charges applicable under ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS will be waived during this 5 year period.

We reserve the right to offer additional options upon the death of the Annuitant.

Under any of these options, all ownership rights are available to the non-natural Contract Owner from the date of the Annuitant's death to the date on which the death benefit is paid.




                                       53 PROSPECTUS

MORE INFORMATION
--------------------------------------------------------------------------------

GLENBROOK

Glenbrook is the issuer of the Contract. Glenbrook is a stock life insurance company organized under the laws of the State of Arizona in 1998. Previously, Glenbrook was organized under the laws of the State of Illinois in 1992. Glenbrook was originally organized under the laws of the State of Indiana in 1965. From 1965 to 1983 Glenbrook was known as "United Standard Life Assurance Company" and from 1983 to 1992 as "William Penn Life Assurance Company of America."

Glenbrook is currently licensed to operate in the District of Columbia, all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Glenbrook is a wholly owned subsidiary of Allstate Life Insurance Company ("ALLSTATE LIFE"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Glenbrook and Allstate Life entered into a reinsurance agreement effective June 5, 1992. Under the reinsurance agreement, Allstate Life reinsures substantially all of Glenbrook's liabilities under its various insurance contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to Glenbrook; Glenbrook remains the sole obligor under the Contract to you.

Several independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns A+ (Superior) to Allstate Life which automatically reinsures all net business of Glenbrook. A.M. Best Company also assigns Glenbrook the rating of A+(r) because Glenbrook automatically reinsures all net business with Allstate Life. Standard & Poor's Insurance Rating Services assigns an AA+ (Very Strong) financial strength rating and Moody's assigns an Aa2 (Excellent) financial strength rating to Glenbrook. Glenbrook shares the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

THE VARIABLE ACCOUNT

Glenbrook established the Glenbrook Life Multi-Manager Variable Account on January 15, 1996. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Glenbrook.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Glenbrook.

The Variable Account consists of multiple Variable Sub-Accounts, 40 of which are offered under this Contract. Each Variable Sub-Account invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We may also add other Variable Sub-Accounts that may be available under other variable annuity contracts. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value


                                       54 PROSPECTUS
per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT

DISTRIBUTION. ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, IL 60062-7154, serves as principal underwriter of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("EXCHANGE ACT"), and is a member of the National Association of Securities Dealers, Inc.

We will pay commissions to broker-dealers who sell the contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8.5% of all purchase payments. These commissions are intended to cover distribution expenses. Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. A persistency bonus is not expected to exceed 1.00%, on an annual basis, of the Contract Values considered in connection with the bonus. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Glenbrook does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account.

We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract owner records;

.. Contract owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we reserve the right to make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

QUALIFIED PLANS

If you use the Contract within a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of withdrawal charges (if applicable), death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.


                                       55 PROSPECTUS

LEGAL MATTERS

Foley & Lardner, Washington, D.C., has advised Glenbrook on certain federal securities law matters. All matters of state insurance law pertaining to the Contracts, including the validity of the Contracts and Glenbrook's right to issue such Contracts under state insurance law, have been passed upon by Michael
J. Velotta, General Counsel of Glenbrook.


                                       56 PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. Glenbrook MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF GLENBROOK LIFE AND
ANNUITY COMPANY
Glenbrook is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Glenbrook, and its operations form a part of Glenbrook, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Glenbrook believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Glenbrook does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Glenbrook does not intend to make provisions for any such taxes. If Glenbrook is taxed on investment income or capital gains of the Variable Account, then Glenbrook may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1. the owner is a natural person,

2. the investments of the Variable Account are "adequately diversified"according to Treasury Department regulations, and

3. Glenbrook is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the owner during the taxable year.



EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) Contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain Qualified Contracts; (3) Contracts purchased by employers upon the termination of certain qualified plans; (4) certain Contracts used in connection with structured settlement agreements, and (5) immediate annuity Contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the owner during the taxable year. Although Glenbrook does not have control over the Funds or their investments, we expect the Funds to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a Contract Owner will be considered the owner of Variable Account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Variable Account investments may cause a Contract Owner to be treated as the owner of the Variable Account. The Treasury Department also stated that future guidance would be issued regarding the extent that Owners could direct sub-account investments without being treated as Owners of the underlying assets of the Variable Account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that Contract Owners were not Owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among a broader


                                       57 PROSPECTUS
selection of investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Glenbrook does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a nonqualified contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. The Federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date.
 It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death;

if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 591/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract Owner attains age 591/2,

2. made as a result of the Contract Owner's death or becoming totally disabled,

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Contract beneficiary,

4. made under an immediate annuity, or

5. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


                                       58 PROSPECTUS

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 591/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.

TAX FREE EXCHANGES UNDER IRC SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract for a new non-Qualified annuity contract. The Contract Owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax. Currently we do not allow assignments.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-qualified deferred annuity contracts issued by Glenbrook (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Glenbrook is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Glenbrook is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.


TAX QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Contracts may be used as investments with certain qualified plans such as:

.. Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the
  Code;

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension Plans under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section
  408(p) of the Code;

.. Tax Sheltered Annuities under Section 403(b) of the Code;

.. Corporate and Self Employed Pension and Profit Sharing Plans under Sections
  401 and 403; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Section 457.

The Contract may be used with several types of qualified plans. Glenbrook reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above or to modify the Contract to conform with tax requirements. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and distributions that do not conform to specified commencement and minimum distribution rules.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM A QUALIFIED CONTRACT. If you make a partial withdrawal under a Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible

IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your


                                       59 PROSPECTUS
income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from qualified contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 591/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, qualified plans require minimum distributions upon reaching age 701/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the contract. Not all income plans offered under this annuity contract satisfy the requirements for minimum distributions. Because these distributions are required under the code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA may not invest in life insurance contracts. However, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may provide a death benefit that equals the greater of the purchase payments or the Contract Value.
 The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. It is possible that the Death Benefit could be viewed as violating the prohibition on investment in life insurance contracts, with the result that the Contract would not satisfy the requirements of an IRA. We believe that these regulations do not prohibit all forms of optional death benefits.

It is also possible that the certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Qualified Contract. The penalty tax generally applies to any distribution made prior to
the date you attain age   591/2. However, no penalty tax is incurred on
distributions:

1. made on or after the date the Contract Owner attains age 591/2,

2. made as a result of the Contract Owner's death or total disability,

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Contract beneficiary,

4. made pursuant to an IRS levy,

5. made for certain medical expenses,

6. made to pay for health insurance premiums while unemployed (only applies for IRAs),

7. made for qualified higher education expenses (only applies for IRAs), and

8. made for a first time home purchase (up to a $10,000 lifetime limit and only applies for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON QUALIFIED CONTRACTS. With respect to Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 591/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.

INCOME TAX WITHHOLDING ON QUALIFIED CONTRACTS. Generally, Glenbrook is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal


                                       60 PROSPECTUS

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withholding, then state withholding is also mandatory.  Glenbrook is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or,

3. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

4. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Glenbrook is required to withhold federal income tax using the wage withholding rates from all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS). Sections 408(p) and 401(k) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an IRA or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 591/2,

.. separates from service,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Glenbrook is directed to transfer some or all of the contract value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees. Such retirement plans (commonly referred to as "H.R.10" or "Keogh") may permit the purchase of annuity contracts.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental


                                       61 PROSPECTUS
plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries.
 To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan.




                                       62 PROSPECTUS

ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------

Glenbrook's annual report on Form 10-K for the year ended December 31, 2001 is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0001007285. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at 300 N. Milwaukee Ave., Vernon Hills, IL 60061 (telephone:
1-800-755-5275).






EXPERTS
--------------------------------------------------------------------------------

The financial statements of Glenbrook as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the related financial statement schedule incorporated herein by reference from the Annual Report on Form 10-K of Glenbrook and from the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2001 and for each of the periods in the two year period then ended incorporated herein by reference from the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.




PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge and the withdrawal charge (for ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS). Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance charge or withdrawal charge. Any total return figures that reflect the Credit Enhancement will also reflect applicable withdrawal charges to the extent required. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical


                                       63 PROSPECTUS
illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.




                                       64 PROSPECTUS

APPENDIX A
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT
--------------------------------------------------------------------------------

ALLSTATE PROVIDER ADVANTAGE CONTRACTS Accumulation Unit Values for the Allstate Provider Advantage Contracts for the period September 17, 2001* (date Contracts were first offered) through December 31, 2001 are set out below:

VARIABLE SUB-ACCOUNTS                                                                                                 With the
                                                                                     With the                      Income Benefit
                                                                                     Enhanced        With the       and Enhanced
                                                                                   Death Benefit  Income Benefit   Death Benefit
                                                                  Base Policy /1/    Rider/^/        Rider/3/        Riders/4/
AIM V.I. AGGRESSIVE GROWTH*
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $10.665         $10.661        $10.661          $10.656
 Number of Units Outstanding, End of Period                                 0               0              0                0
AIM V.I. BALANCED
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $11.292         $11.284        $11.284          $11.276
 Number of Units Outstanding, End of Period                                 0               0              0                0
AIM V.I. CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $12.619         $12.610        $12.610          $12.601
 Number of Units Outstanding, End of Period                             1,667               0              0                0
AIM V.I. CORE EQUITY
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $12.391         $12.382        $12.382          $12.374
 Number of Units Outstanding, End of Period                                 0               0              0                0
AIM V.I. DENT DEMOGRAPHIC TRENDS*
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $11.041         $11.036        $11.036          $11.032
 Number of Units Outstanding, End of Period                                 0               0              0                0
AIM V.I. DIVERSIFIED INCOME*
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $ 9.776         $ 9.772        $ 9.772          $ 9.768
 Number of Units Outstanding, End of Period                                 0               0              0                0
AIM V.I. GROWTH
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $11.629         $11.621        $11.621          $11.613
 Number of Units Outstanding, End of Period                                 0               0              0                0
AIM V.I. INTERNATIONAL GROWTH*
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $10.217         $10.213        $10.213          $10.208
 Number of Units Outstanding, End of Period                                 0               0              0                0
AIM V.I. PREMIER EQUITY
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $11.853         $11.844        $11.844          $11.836
 Number of Units Outstanding, End of Period                             1,836               0              0                0
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH*
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $10.525         $10.520        $10.520          $10.516
 Number of Units Outstanding, End of Period                                 0               0              0                0
DREYFUS STOCK INDEX*
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $10.584         $10.579        $10.579          $10.575
 Number of Units Outstanding, End of Period                                 0               0              0                0


                                       65 PROSPECTUS

DREYFUS VIF GROWTH & INCOME*
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $10.719         $10.714        $10.714          $10.710
 Number of Units Outstanding, End of Period                                 0               0              0                0
DREYFUS VIF MONEY MARKET*
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $10.010         $10.006        $10.006          $10.002
 Number of Units Outstanding, End of Period                                 0               0              0                0
FIDELITY VIP ASSET MANAGER: GROWTH SERVICE CLASS 2*
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $10.615         $10.610        $10.610          $10.606
 Number of Units Outstanding, End of Period                                 0               0              0                0
FIDELITY VIP CONTRAFUND/TM/ SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $11.425         $11.417        $11.417          $11.409
 Number of Units Outstanding, End of Period                                 0               0              0              575
FIDELITY VIP EQUITY-INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $11.703         $11.695        $11.695          $11.686
 Number of Units Outstanding, End of Period                               180               0              0                0
FIDELITY VIP GROWTH SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $12.424         $12.415        $12.415          $12.406
 Number of Units Outstanding, End of Period                             1,314               0              0                0
FIDELITY VIP HIGH INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $10.165         $10.157        $10.157          $10.150
 Number of Units Outstanding, End of Period                                 0               0              0                0
FRANKLIN SMALL CAP*
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $11.184         $11.179        $11.179          $11.174
 Number of Units Outstanding, End of Period                                 0               0              0                0
FRANKLIN TECHNOLOGY SECURITIES*
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $11.583         $11.578        $11.578          $11.573
 Number of Units Outstanding, End of Period                                 0               0              0                0
MUTUAL SHARES SECURITIES*
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $10.602         $10.597        $10.597          $10.593
 Number of Units Outstanding, End of Period                                 0               0              0                0
TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2*
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $10.965         $10.960        $10.960          $10.956
 Number of Units Outstanding, End of Period                                 0               0              0                0
TEMPLETON FOREIGN SECURITIES - CLASS 2*
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $10.512         $10.507        $10.507          $10.503
 Number of Units Outstanding, End of Period                                 0               0              0                0
GOLDMAN SACHS VIT CORE/SM /SMALL CAP EQUITY*
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $11.272         $11.267        $11.267          $11.262
 Number of Units Outstanding, End of Period                                 0               0              0                0


                                       66 PROSPECTUS

GOLDMAN SACHS VIT CORE/SM/ U.S. EQUITY *
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $10.570         $10.566        $10.566          $10.562
 Number of Units Outstanding, End of Period                                 0               0              0                0
LSA DIVERSIFIED MID-CAP**
 Accumulation Unit Value, Beginning of Period                              --              --             --               --
 Accumulation Unit Value, End of Period                                    --              --             --               --
 Number of Units Outstanding, End of Period                                --              --             --               --
LSA FOCUSED EQUITY*
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $10.504         $10.500        $10.500          $10.496
 Number of Units Outstanding, End of Period                                 0               0              0                0
LSA GROWTH EQUITY*
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $10.576         $10.572        $10.572          $10.568
 Number of Units Outstanding, End of Period                                 0               0              0                0
MFS EMERGING GROWTH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $12.752         $12.743        $12.743          $12.734
 Number of Units Outstanding, End of Period                                 0             102            824                0
MFS INVESTORS TRUST SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $11.545         $11.537        $11.537          $11.529
 Number of Units Outstanding, End of Period                                 0               0            700                0
MFS NEW DISCOVERY SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $13.155         $13.146        $13.146          $13.137
 Number of Units Outstanding, End of Period                               355               0              0                0
MFS RESEARCH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $11.948         $11.940        $11.940          $11.932
 Number of Units Outstanding, End of Period                                 0               0              0                0
MFS UTILITIES SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $10.020         $10.013        $10.013          $10.006
 Number of Units Outstanding, End of Period                                35               0              0                0
OPPENHEIMER AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $11.554         $11.546        $11.546          $11.538
 Number of Units Outstanding, End of Period                               182               0              0                0
OPPENHEIMER CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $12.235         $12.226        $12.226          $12.217
 Number of Units Outstanding, End of Period                               576             105              0                0
OPPENHEIMER GLOBAL SECURITIES
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $12.373         $12.364        $12.364          $12.356
 Number of Units Outstanding, End of Period                                82               0              0                0
OPPENHEIMER MAIN STREET GROWTH AND INCOME
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $11.480         $11.472        $11.472          $11.464
 Number of Units Outstanding, End of Period                             2.061               0              0                0


                                       67 PROSPECTUS

OPPENHEIMER STRATEGIC BOND
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $10.384         $10.377        $10.377          $10.369
 Number of Units Outstanding, End of Period                                 0             123              0                0
PUTNAM VT GROWTH AND INCOME  CLASS IB
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $11.385         $11.377        $11.377          $11.369
 Number of Units Outstanding, End of Period                                 0               0              0                0
PUTNAM VT GROWTH OPPORTUNITIES  CLASS IB
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $12.249         $12.241        $12.241          $12.232
 Number of Units Outstanding, End of Period                                 0               0              0                0
PUTNAM VT HEALTH SCIENCES CLASS IB
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $11.053         $110.45        $11.045          $11.037
 Number of Units Outstanding, End of Period                                 0               0              0              587
PUTNAM VT INTERNATIONAL GROWTH*
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $10.404         $10.399        $10.399          $10.395
 Number of Units Outstanding, End of Period                                 0               0              0                0
PUTNAM VT NEW VALUE CLASS IB
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $11.856         $11.848        $11.848          $11.840
 Number of Units Outstanding, End of Period                                 0               0            536                0
PUTNAM VT RESEARCH CLASS IB*
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $12.955         $12.945        $12.945          $12.936
 Number of Units Outstanding, End of Period                                 0               0              0                0
VAN KAMPEN UIF CORE PLUS FIXED INCOME*
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $ 9.905         $ 9.901        $ 9.901          $ 9.897
 Number of Units Outstanding, End of Period                                 0               0              0                0
VAN KAMPEN UIF GLOBAL VALUE EQUITY*
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $10.382         $10.378        $10.378          $10.373
 Number of Units Outstanding, End of Period                                 0               0              0                0
VAN KAMPEN UIF MID CAP VALUE*
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $11.078         $11.073        $11.073          $11.068
 Number of Units Outstanding, End of Period                                 0               0              0                0
VAN KAMPEN UIF U.S. REAL ESTATE**
 Accumulation Unit Value, Beginning of Period                              --              --             --               --
 Accumulation Unit Value, End of Period                                    --              --             --               --
 Number of Units Outstanding, End of Period                                --              --             --               --
VAN KAMPEN UIF VALUE *
 Accumulation Unit Value, Beginning of Period                         $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                               $10.795         $10.791        $10.791          $10.786
 Number of Units Outstanding, End of Period                                 0               0              0                0

*The Allstate Provider Advantage Contracts we first offered on September 17, 2001. All Variable Sub-Accounts commenced prior to September 17, 2001 those indicated by an asterisk; they were first offered under the Allstate Provider Advantage Contracts on November 1, 2001.

**These funds were first offered under the Allstate Provider Advantage Contracts on May 1, 2002.

(1) The Accumulation Unit Values in this column reflect a mortality and expense risk charge of 1.45%.


                                       68 PROSPECTUS

(2) The Accumulation Unit Values in this column reflect a mortality and expense risk charge of 1.70%.

(3) The Accumulation Unit Values in this column reflect a mortality and expense risk charge of 1.70%.

(4) The Accumulation Unit Values in this column reflect a mortality and expense risk charge of 1.95%.


                                       69 PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT
--------------------------------------------------------------------------------

ALLSTATE PROVIDER EXTRA CONTRACTS

Accumulation Unit Values for the Allstate Provider Extra Contracts for the period November 2, 2001* (date Contracts were first offered) through December 31, 2001 are set out below:

VARIABLE SUB-ACCOUNTS                                                                                    With the
                                                                        With the                      Income Benefit
                                                                        Enhanced        With the       and Enhanced
                                                                      Death Benefit  Income Benefit   Death Benefit
                                                     Base Policy /1/    Rider/^/        Rider/3/        Riders/4/
AIM V.I. AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.614         $10.609        $10.609          $10.605
 Number of Units Outstanding, End of Period                    0               0              0                0
AIM V.I. BALANCED
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.288         $10.284        $10.284          $10.280
 Number of Units Outstanding, End of Period                    0               0              0                0
AIM V.I. CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.802         $10.798        $10.798          $10.793
 Number of Units Outstanding, End of Period                    0               0              0                0
AIM V.I. CORE EQUITY
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.589         $10.584        $10.584          $10.580
 Number of Units Outstanding, End of Period                    0               0              0                0
AIM V.I. DENT DEMOGRAPHIC TRENDS
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.956         $10.951        $10.951          $10.947
 Number of Units Outstanding, End of Period                    0               0              0                0
AIM V.I. DIVERSIFIED INCOME
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 9.846         $ 9.842        $ 9.842          $ 9.838
 Number of Units Outstanding, End of Period                    0               0              0                0
AIM V.I. GROWTH
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.460         $10.456        $10.456          $10.452
 Number of Units Outstanding, End of Period                    0               0              0                0
AIM V.I. INTERNATIONAL GROWTH
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.184         $10.180        $10.180          $10.176
 Number of Units Outstanding, End of Period                    0               0              0                0
AIM V.I. PREMIER EQUITY
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.503         $10.499        $10.499          $10.494
 Number of Units Outstanding, End of Period                    0               0              0                0
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.494         $10.488        $10.488          $10.484
 Number of Units Outstanding, End of Period                    0               0              0                0
DREYFUS STOCK INDEX
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.555         $10.550        $10.550          $10.546
 Number of Units Outstanding, End of Period                    0               0              0                0


                                       70 PROSPECTUS

DREYFUS VIF GROWTH & INCOME
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.657         $10.652        $10.652          $10.648
 Number of Units Outstanding, End of Period                    0               0              0                0
DREYFUS VIF MONEY MARKET
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.010         $10.006        $10.006          $10.002
 Number of Units Outstanding, End of Period                    0               0              0                0
FIDELITY VIP ASSET MANAGER: GROWTH SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.625         $10.621        $10.621          $10.617
 Number of Units Outstanding, End of Period                    0               0              0                0
FIDELITY VIP CONTRAFUND/TM/ SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.424         $10.420        $10.420          $10.415
 Number of Units Outstanding, End of Period                    0               0              0                0
FIDELITY VIP EQUITY-INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.635         $10.630        $10.630          $10.626
 Number of Units Outstanding, End of Period                    0               0              0                0
FIDELITY VIP GROWTH SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.680         $10.676        $10.676          $10.672
 Number of Units Outstanding, End of Period                    0               0              0                0
FIDELITY VIP HIGH INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.250         $10.245        $10.245          $10.241
 Number of Units Outstanding, End of Period                    0               0              0                0
FRANKLIN GLOBAL HEALTH CARE SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.532         $10.527        $10.527          $10.523
 Number of Units Outstanding, End of Period                    0               0              0                0
FRANKLIN SMALL CAP
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $11.185         $11.180        $11.180          $11.176
 Number of Units Outstanding, End of Period                    0               0              0                0
FRANKLIN TECHNOLOGY SECURITIES
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $11.534         $11.529        $11.529          $11.524
 Number of Units Outstanding, End of Period                    0               0              0                0
MUTUAL SHARES SECURITIES
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.595         $10.591        $10.591          $10.586
 Number of Units Outstanding, End of Period                    0               0              0                0
TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.941         $10.937        $10.937          $10.932
 Number of Units Outstanding, End of Period                    0               0              0                0
TEMPLETON FOREIGN SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.503         $10.499        $10.499          $10.495
 Number of Units Outstanding, End of Period                    0               0              0                0


                                       71 PROSPECTUS

GOLDMAN SACHS VIT CORE/SM /SMALL CAP EQUITY
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $11.320         $11.316        $11.316          $11.311
 Number of Units Outstanding, End of Period                    0               0              0                0
GOLDMAN SACHS VIT CORE/SM/ U.S. EQUITY
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.541         $10.537        $10.537          $10.533
 Number of Units Outstanding, End of Period                    0               0              0                0
GOLDMAN SACHS VIT GLOBAL INCOME EQUITY
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 9.773         $ 9.769        $ 9.769          $ 9.765
 Number of Units Outstanding, End of Period                    0               0              0                0
GOLDMAN SACHS VIT INTERNET TOLLKEEPER/SM /EQUITY
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $11.361         $11.357        $11.357          $11.352
 Number of Units Outstanding, End of Period                    0               0              0                0
LSA DIVERSIFIED MID CAP EQUITY
 Accumulation Unit Value, Beginning of Period                 --              --             --               --
 Accumulation Unit Value, End of Period                       --              --             --               --
 Number of Units Outstanding, End of Period                   --              --             --               --
LSA FOCUSED EQUITY
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.467         $10.463        $10.463          $10.459
 Number of Units Outstanding, End of Period                    0               0              0                0
LSA GROWTH EQUITY
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.541         $10.537        $10.537          $10.532
 Number of Units Outstanding, End of Period                    0               0              0                0
MFS EMERGING GROWTH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.867         $10.862        $10.862          $10.858
 Number of Units Outstanding, End of Period                    0               0              0                0
MFS INVESTORS TRUST SERVICE CLASS
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.377         $10.372        $10.372          $10.368
 Number of Units Outstanding, End of Period                    0               0              0                0
MFS NEW DISCOVERY SERVICE CLASS
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $11.635         $11.630        $11.630          $11.625
 Number of Units Outstanding, End of Period                    0               0              0                0
MFS RESEARCH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.615         $10.611        $10.611          $10.606
 Number of Units Outstanding, End of Period                    0               0              0                0
MFS UTILITIES SERVICE CLASS
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.167         $10.163        $10.163          $10.159
 Number of Units Outstanding, End of Period                    0               0              0                0
OPPENHEIMER AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.684         $10.680        $10.680          $10.675
 Number of Units Outstanding, End of Period                    0               0              0                0


                                       72 PROSPECTUS

OPPENHEIMER CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.670         $10.665        $10.665          $10.661
 Number of Units Outstanding, End of Period                    0               0              0                0
OPPENHEIMER GLOBAL SECURITIES
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.793         $10.789        $10.789          $10.784
 Number of Units Outstanding, End of Period                    0               0              0                0
OPPENHEIMER MAIN STREET GROWTH AND INCOME
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.455         $10.450        $10.450          $10.446
 Number of Units Outstanding, End of Period                    0               0              0                0
OPPENHEIMER STRATEGIC BOND
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.174         $10.170        $10.170          $10.165
 Number of Units Outstanding, End of Period                    0               0              0                0
PUTNAM VT GROWTH AND INCOME  CLASS IB
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.514         $10.510        $10.510          $10.505
 Number of Units Outstanding, End of Period                    0               0              0                0
PUTNAM VT GROWTH OPPORTUNITIES  CLASS IB
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.533         $10.529        $10.529          $10.525
 Number of Units Outstanding, End of Period                    0               0              0                0
PUTNAM VT HEALTH SCIENCE
 Accumulation Unit Value, Beginning of Period                 --              --             --               --
 Accumulation Unit Value, End of Period                       --              --             --               --
 Number of Units Outstanding, End of Period                   --              --             --               --
PUTNAM VT INTERNATIONAL GROWTH
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.379         $10.374        $10.374          $10.370
 Number of Units Outstanding, End of Period                    0               0              0                0
PUTNAM VT NEW VALUE
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.875         $10.871        $10.871          $10.866
 Number of Units Outstanding, End of Period                    0               0              0                0
PUTNAM VT RESEARCH CLASS IB
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.859         $10.855        $10.855          $10.850
 Number of Units Outstanding, End of Period                    0               0              0                0
VAN KAMPEN UIF CORE PLUS FIXED INCOME
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 9.941         $ 9.936        $ 9.936          $ 9.932
 Number of Units Outstanding, End of Period                    0               0              0                0
VAN KAMPEN UIF GLOBAL VALUE EQUITY
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.348         $10.344        $10.344          $10.340
 Number of Units Outstanding, End of Period                    0               0              0                0
VAN KAMPEN UIF MID CAP VALUE
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $11.079         $11.074        $11.074          $11.070
 Number of Units Outstanding, End of Period                    0               0              0                0


                                       73 PROSPECTUS

VAN KAMPEN UIF U.S. REAL ESTATE
 Accumulation Unit Value, Beginning of Period                 --              --             --               --
 Accumulation Unit Value, End of Period                       --              --             --               --
 Number of Units Outstanding, End of Period                   --              --             --               --
VAN KAMPEN UIF VALUE
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.735         $10.731        $10.731          $10.727
 Number of Units Outstanding, End of Period                    0               0              0                0

*The Allstate Provider Extra Contracts were first offered on November 2, 2001. All Variable Sub-Accounts commenced prior to November 2, 2001. There is no AUV information for the LSA Diversified Mid-Cap Equity, Van Kampen UIF Real Estate, and Putnam Health Sciences Sub-Accounts as they were first offered under the Contracts on May 1, 2002.

(1) The Accumulation Unit Values in this column reflect a mortality and expense risk charge of 1.40%.

(2) The Accumulation Unit Values in this column reflect a mortality and expense risk charge of 1.65%.

(3) The Accumulation Unit Values in this column reflect a mortality and expense risk charge of 1.65%.

(4) The Accumulation Unit Values in this column reflect a mortality and expense risk charge of 1.90%.


                                       74 PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT
--------------------------------------------------------------------------------

ALLSTATE PROVIDER ULTRA CONTRACTS

Accumulation Unit Values for the Allstate Provider Ultra Contracts for the period May 1, 2001*(date Contracts were first offered) through December 31, 2001 are set out below:

VARIABLE SUB-ACCOUNTS                                                                                    With the
                                                                        With the                      Income Benefit
                                                                        Enhanced        With the       and Enhanced
                                                                      Death Benefit  Income Benefit   Death Benefit
                                                     Base Policy /1/    Rider/^/        Rider/3/        Riders/4/
AIM V.I. AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 8.618         $ 8.603        $ 8.603          $ 8.589
 Number of Units Outstanding, End of Period                  162           2,604            530              122
AIM V.I. BALANCED
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 9.121         $ 9.106        $ 9.106          $ 9.090
 Number of Units Outstanding, End of Period               17,262          36,214          8,928            2,006
AIM V.I. CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $  8.61         $  8.65        $  8.65          $ 8.642
 Number of Units Outstanding, End of Period                7,675          34,586          7,427           16,080
AIM V.I. CORE EQUITY
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 8.497         $ 8.482        $ 8.482          $ 8.468
 Number of Units Outstanding, End of Period                    0               0              0                0
AIM V.I. DENT DEMOGRAPHIC TRENDS
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 8.470         $ 8.456        $ 8.456          $ 8.441
 Number of Units Outstanding, End of Period                  202               0              0              843
AIM V.I. DIVERSIFIED INCOME
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.127         $10.109        $10.109          $10.092
 Number of Units Outstanding, End of Period                1,291           3,369            507               38
AIM V.I. GROWTH
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 8.395         $ 8.381        $ 8.381          $ 8.367
 Number of Units Outstanding, End of Period               14,481           6,203          4,883           13,911
AIM V.I. INTERNATIONAL GROWTH
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 8.508         $ 8.493        $ 8.493          $ 8.479
 Number of Units Outstanding, End of Period                    0               0              0                0
AIM V.I. PREMIER EQUITY
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 8.853         $ 8.832        $ 8.838          $ 8.823
 Number of Units Outstanding, End of Period               11,756          35,582         15,056           22,170
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 8.323         $ 8.309        $ 8.309          $ 8.295
 Number of Units Outstanding, End of Period                  209               0              0                0
DREYFUS STOCK INDEX
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 9.409         $ 9.034        $ 9.034          $ 9.018
 Number of Units Outstanding, End of Period                6,900           3,055          2,060            2,030


                                       75 PROSPECTUS

DREYFUS VIF GROWTH & INCOME
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 9.156         $ 9.140        $ 9.140          $ 9.124
 Number of Units Outstanding, End of Period                  904               0              0                0
DREYFUS VIF MONEY MARKET
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.124         $10.107        $10.107          $10.090
 Number of Units Outstanding, End of Period               11,463               0          4,062            3,777
FIDELITY VIP ASSET MANAGER: GROWTH SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 9.497         $ 9.481        $ 9.481          $ 9.456
 Number of Units Outstanding, End of Period                1,656               0              0                0
FIDELITY VIP CONTRAFUND/TM/ SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 9.456         $ 9.449        $ 9.449          $ 9.433
 Number of Units Outstanding, End of Period               17.056          15,928          4,269            5,676
FIDELITY VIP EQUITY-INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 9.370         $ 9.354        $ 9.354          $ 9.339
 Number of Units Outstanding, End of Period               35,300          48,170         21,250           16,281
FIDELITY VIP GROWTH SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 8.681         $ 8.666        $ 8.666          $ 8.651
 Number of Units Outstanding, End of Period               13,066          23,900          2,130            2,064
FIDELITY VIP HIGH INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 9.016         $ 9.001        $ 9.001          $ 8.986
 Number of Units Outstanding, End of Period                2,936           6,849          3,040            5,100
FRANKLIN SMALL CAP
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 9.286         $ 9.270        $ 9.270          $ 9.254
 Number of Units Outstanding, End of Period                2,096               0            509            1,972
FRANKLIN TECHNOLOGY SECURITIES
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 7.942         $ 7.929        $ 7.929          $ 7.915
 Number of Units Outstanding, End of Period                  261               0            348                0
MUTUAL SHARES SECURITIES
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 9.833         $ 9.816        $ 9.816          $ 9.800
 Number of Units Outstanding, End of Period               14,810           1,046          3,552              837
TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 9.434         $ 9.418        $ 9.418          $ 9.402
 Number of Units Outstanding, End of Period                    0               0              0                0
TEMPLETON FOREIGN SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 8.776         $ 8.761        $ 8.761          $ 8.746
 Number of Units Outstanding, End of Period                  825           1,234          1,036              119
GOLDMAN SACHS VIT CORE/SM /SMALL CAP EQUITY
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.163         $10.146        $10.146          $10.129
 Number of Units Outstanding, End of Period                    0               0              0                0


                                       76 PROSPECTUS

GOLDMAN SACHS VIT CORE/SM/ U.S. EQUITY
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 9.015         $ 9.000        $ 9.000          $ 8.985
 Number of Units Outstanding, End of Period                    0               0              0                0
LSA DIVERSIFIED MID-CAP
 Accumulation Unit Value, Beginning of Period                 --              --             --               --
 Accumulation Unit Value, End of Period                       --              --             --               --
 Number of Units Outstanding, End of Period                   --              --             --               --
LSA FOCUSED EQUITY
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 9.102         $ 9.087        $ 9.087          $ 9.072
 Number of Units Outstanding, End of Period                  302             198            168              340
LSA GROWTH EQUITY
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 8.845         $ 8.830        $ 8.830          $ 8.815
 Number of Units Outstanding, End of Period                    0               0              0              507
MFS EMERGING GROWTH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 8.158         $ 8.144        $ 8.144          $ 8.130
 Number of Units Outstanding, End of Period                8,841          28,157          6,533           13,429
MFS INVESTORS TRUST SERVICE CLASS
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 8.843         $ 8.828        $ 8.828          $ 8.813
 Number of Units Outstanding, End of Period               16,089          20,784          3,393            4,190
MFS NEW DISCOVERY SERVICE CLASS
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 9.619         $ 9.602        $ 9.602          $ 9.586
 Number of Units Outstanding, End of Period                5,451           7,674          2,355              683
MFS RESEARCH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 8.458         $ 8.444        $ 8.444          $ 8.430
 Number of Units Outstanding, End of Period                6,555          14,559          1,783              936
MFS UTILITIES SERVICE CLASS
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 7.546         $ 7.533        $ 7.553          $ 7.520
 Number of Units Outstanding, End of Period               33,039          20,335          6,058            7,254
OPPENHEIMER AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 8.833         $ 8.818        $ 8.818          $ 8.803
 Number of Units Outstanding, End of Period               19,725          11,201          3,962            6,136
OPPENHEIMER CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 8.693         $ 8.678        $ 8.678          $ 8.663
 Number of Units Outstanding, End of Period               67,547          68,758          9,979           13,792
OPPENHEIMER GLOBAL SECURITIES
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 9.314         $ 9.298        $ 9.298          $ 9.282
 Number of Units Outstanding, End of Period               12,351          26,672          3,338            2,830
OPPENHEIMER MAIN STREET GROWTH AND INCOME
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 9.171         $ 9.155        $ 9.155          $ 9.140
 Number of Units Outstanding, End of Period               44,958          44,954         14,089           12,659


                                       77 PROSPECTUS

OPPENHEIMER STRATEGIC BOND
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.250         $10.232        $10.232          $10.215
 Number of Units Outstanding, End of Period               22,387          37,733          8,015            6,083
PUTNAM VT GROWTH AND INCOME  CLASS IB
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 9.217         $ 9.202        $ 9.202          $ 9.186
 Number of Units Outstanding, End of Period               25,624          32,365              0              642
PUTNAM VT GROWTH OPPORTUNITIES  CLASS IB
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 8.065         $ 8.051        $ 8.051          $ 8.037
 Number of Units Outstanding, End of Period                3,456           2,002          2,093                0
PUTNAM VT HEALTH SCIENCES
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 9.662         $ 9.645        $ 9.645          $ 9.629
 Number of Units Outstanding, End of Period               10,884           8,615          9,717           11,843
PUTNAM VT INTERNATIONAL GROWTH
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $11.829         $11.820        $11.820          $11.812
 Number of Units Outstanding, End of Period                    0               0              0                0
PUTNAM VT NEW VALUE
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 9.574         $ 9.558        $ 9.558          $ 9.542
 Number of Units Outstanding, End of Period               10,667          11,841          1,206                0
PUTNAM VT RESEARCH CLASS IB
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $12.056         $12.048        $12.048          $12.040
 Number of Units Outstanding, End of Period                    0               0            257                0
VAN KAMPEN UIF CORE PLUS FIXED INCOME
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $10.455         $10.437        $10.437          $10.420
 Number of Units Outstanding, End of Period               13,728              98          3,648            1,283
VAN KAMPEN UIF GLOBAL VALUE EQUITY
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 9.289         $ 9.274        $ 9.274          $ 9.258
 Number of Units Outstanding, End of Period                  383               0              0               54
VAN KAMPEN UIF MID CAP VALUE
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 9.585         $ 9.568        $ 9.568          $ 9.552
 Number of Units Outstanding, End of Period                2,965              83          1,343            3,078
VAN KAMPEN UIF U.S. REAL ESTATE
 Accumulation Unit Value, Beginning of Period                 --              --             --               --
 Accumulation Unit Value, End of Period                       --              --             --               --
 Number of Units Outstanding, End of Period                   --              --             --               --
VAN KAMPEN UIF VALUE
 Accumulation Unit Value, Beginning of Period            $10.000         $10.000        $10.000          $10.000
 Accumulation Unit Value, End of Period                  $ 9.615         $ 9.599        $ 9.599          $ 9.583
 Number of Units Outstanding, End of Period                    1               0            657                0


*The Allstate Provider Ultra Contracts were first offered on May 1, 2001. All Variable Sub-Accounts commenced prior to May 1, 2001 except the Putnam VT International Growth, and Putnam VT Research Class IB which were first offered under the Contracts on September 21, 2001. There is no AUV information for the LSA Diversified Mid-Cap and Van Kampen UIF Real Estate Variable Sub-Accounts which were first offered under the Contracts on May 1, 2002.


                                       78 PROSPECTUS

(1) The Accumulation Unit Values in this column reflect a mortality and expense risk charge of 1.25%.

(2) The Accumulation Unit Values in this column reflect a mortality and expense risk charge of 1.50%.

(3) The Accumulation Unit Values in this column reflect a mortality and expense risk charge of 1.50%.

(4) The Accumulation Unit Values in this column reflect a mortality and expense risk charge of 1.75%.




                                       79 PROSPECTUS

APPENDIX B MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

I = the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the establishment of the Guarantee Period.

N = the number of whole and partial years from the date we receive the withdrawal, transfer, or death benefit request, or from the Payout Start Date to the end of the Guarantee Period.

J = the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request.*

Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Bulletin Release H.15.

*If a U.S. Treasury Note ("Note") with a maturity of the Guarantee Period is not available, we will determine an appropriate interest rate based on an interpolation of the next shortest duration and next longest duration Notes.

The Market Value Adjustment factor is determined from the following formula:

                            .9 X [I-(J + .0025)] X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn (in excess of the Free Withdrawal Amount), paid as a death benefit, or applied to an Income Plan from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.


                                       80 PROSPECTUS

EXAMPLES OF MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

Purchase Payment: $10,000 (plus Credit Enhancement of $400 for ALLSTATE PROVIDER EXTRA CONTRACTS) allocated to a Guarantee Period

Guarantee Period: 5 years

Interest Rate: 4.50%

Full Surrender: End of Contract Year 3

NOTE: These examples assume that premium taxes are not applicable.

EXAMPLE 1 FOR ALLSTATE PROVIDER ADVANTAGE CONTRACTS (ASSUMES DECLINING INTEREST
                                     RATES)


Step 1.  Calculate Contract Value at      $10,000.00 X (1.045)/3 /= $11,411.66
End of Contract Year 3:
Step 2. Calculate the Free Withdrawal     .15 X ($10,000.00) = $1,500.00
Amount:
Step 3. Calculate the Market Value        I = 4.5%
Adjustment:                               J = 4.2%
                                          N = 730 days    =2
                                              --------
                                              365 days
                                          Market Value Adjustment Factor: .9 X
                                          [I - (J + .0025)] X N = .9 X [.045 -
                                          (.042 + .0025)] X 2 = .0009

                                          Market Value Adjustment = Market
                                          Value Adjustment Factor X Amount
                                          Subject to Market Value Adjustment:
                                           = .0009 X ($11,411.66 - $1,500.00) =
                                          $8.92




Step 4. Calculate the amount received
by a Contract owner as a result of full
withdrawal at the end of Contract Year    $11,411.66 + $8.92 = $11,420.58
3:


                                       81 PROSPECTUS

 EXAMPLE 2: FOR ALLSTATE PROVIDER ADVANTAGE CONTRACTS (ASSUMES RISING INTEREST
                                     RATES)


Step 1.  Calculate Contract Value at      $10,000.00 X (1.045)/3 /= $11,411.66
End of Contract Year 3:
Step 2. Calculate the Free Withdrawal     .15 X ($10,000.00) = $1,500.00
Amount:
Step 3. Calculate the Market Value        I = 4.5%
Adjustment:                               J = 4.8%
                                          N = 730 days    =2
                                              --------
                                              365 days
                                          Market Value Adjustment Factor: .9 X
                                          [I - (J + .0025)] X N = .9 X [.045 -
                                          (.048 + .0025)] X 2 = -.0099

                                          Market Value Adjustment = Market
                                          Value Adjustment Factor X Amount
                                          Subject to Market Value Adjustment:
                                           = -.0099 X ($11,411.66 - $1,500.00)
                                          = -$98.13




Step 4. Calculate the amount received
by a Contract owner as a result of full
withdrawal at the end of Contract Year    $11,411.66 - $98.13 = $11,313.53
3:



  EXAMPLE 3: FOR ALLSTATE PROVIDER ULTRA CONTRACTS (ASSUMES DECLINING INTEREST
                                     RATES)


Step 1. Calculate Contract Value at End    $10,000.00 X (1.045)/3 /= $11,411.66
of Contract Year 3:
Step 2. Calculate the Free Withdrawal      .15 X ($10,000.00) = $1,500.00
Amount:
Step 3. Calculate the Withdrawal Charge:   = .06 X  ($10,000 - $1,500) =
                                           $510.00
Step 4. Calculate the Market Value         I = 4.50%
Adjustment:                                J = 4.20%
                                           N = 730 days    =2
                                               --------
                                               365 days
                                           Market Value Adjustment Factor:.9 X
                                           [I - (J +.0025)] X N =.9 X [.045 -
                                           (.042 +.0025)] X 2 =.0009

                                           Market Value Adjustment = Market
                                           Value Adjustment Factor X Amount
                                           Subject to Market Value Adjustment:
                                            =.0009 X ($11,411.66 - $1,500.00) =
                                           $8.92




Step 5. Calculate the amount received by
a Contract owner as a result of full       $11,411.66 - $510.00 + $8.92 =
withdrawal at the end of Contract Year     $10,910.58
3:





                                       82 PROSPECTUS

EXAMPLE 4: FOR ALLSTATE PROVIDER ULTRA CONTRACTS (ASSUMES RISING INTEREST RATES)


Step 1.  Calculate Contract Value at      $10,000.00 X (1.045)/3 /= $11,411.66
End of Contract Year 3:
Step 2. Calculate the Free Withdrawal     .15 X ($10,000.00) = $1,500.00
Amount:
Step 3. Calculate the Withdrawal Charge   = .06 X  ($10,000 - $1,500) = $510.00
Step 4. Calculate the Market Value        I = 4.50%
Adjustment:                               J = 4.80%
                                          N = 730 days    =2
                                              --------
                                              365 days
                                          Market Value Adjustment Factor: .9 X
                                          [I - (J + .0025)] X N = .9 X [.045 -
                                          (.048 + .0025)] X 2 = -.0099

                                          Market Value Adjustment = Market
                                          Value Adjustment Factor X Amount
                                          Subject to Market Value Adjustment:
                                           = -.0099 X ($11,411.66 - $1,500.00)
                                          = -($98.13)




Step 5. Calculate the amount received
by a Contract owner as a result of full   $11,411.66 - $510.00 - $98.13 =
withdrawal at the end of Contract Year    $10,803.53
3:



  EXAMPLE 5: FOR ALLSTATE PROVIDER EXTRA CONTRACTS (ASSUMES DECLINING INTEREST
                                     RATES)


Step 1.  Calculate Contract Value at      $10,400.00 X (1.045)/3 /= $11,868.13
End of Contract Year 3:
Step 2. Calculate the Free Withdrawal     .15 X ($10,000.00) = $1,500.00
Amount:
Step 3. Calculate the Withdrawal
Charge:                                   = .08 X ($10,000 - $1,500) = $680
Step 4. Calculate the Market Value        I = 4.5%
Adjustment:                               J = 4.2%
                                          N = 730 days    =2
                                              --------
                                                  365 days
                                          Market Value Adjustment Factor: .9 X
                                          [I - (J + .0025)] X N = .9 X [.045 -
                                          (.042 + .0025)] X 2 = .0009

                                          Market Value Adjustment = Market
                                          Value Adjustment Factor X Amount
                                          Subject to Market Value Adjustment:
                                           = .0009 X ($11,868.13 - $1,500.00) =
                                          $9.33




Step 5. Calculate the amount received
by a Contract owner as a result of full   $11,868.13 - $680.00 + $9.33=
withdrawal at the end of Contract Year    $11,197.46
3:





                                       83 PROSPECTUS

  EXAMPLE 6: ALLSTATE PROVIDER EXTRA CONTRACTS (ASSUMES RISING INTEREST RATES)


Step 1.  Calculate Contract Value at      $10,400.00 X (1.045)/3 /= $11,868.13
End of Contract Year 3:
Step 2. Calculate the Free Withdrawal     .15 X ($10,000.00) = $1,500.00
Amount:
Step 3. Calculate the Withdrawal
Charge:                                   = .08 X ($10,000 - $1,500) = $680
Step 4. Calculate the Market Value        I = 4.5%
Adjustment:                               J = 4.8%
                                          N = 730 days    =2
                                              --------
                                              365 days
                                          Market Value Adjustment Factor: .9 X
                                          [I - (J + .0025)] X N = .9 X [.045 -
                                          (.048 + .0025)] X 2 = -.0099

                                          Market Value Adjustment = Market
                                          Value Adjustment Factor X Amount
                                          Subject to Market Value Adjustment:
                                           = -.0099 X ($11,868.13 - $1,500.00)
                                          = ( $102.64)




Step 5. Calculate the amount received
by a Contract owner as a result of full
withdrawal at the end of Contract Year    $11,868.13 - $680.00 - $102.64 =
3:                                        $11,085.49






                                       84 PROSPECTUS

APPENDIX C CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT AMOUNT
--------------------------------------------------------------------------------

ALLSTATE PROVIDER ADVANTAGE AND PROVIDER EXTRA CONTRACTS

EXAMPLE1. In this example, assume that the oldest Owner is age 55 at the time the Contract is issued and elects the Enhanced Earnings Death Benefit Rider when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Glenbrook receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals.

Excess-of-Earnings Withdrawals = $0

Purchase payments in the 12 months prior to Death = $0

In-Force Premium = $100,000 ($100,000 + $0 - $0)

In-Force Earnings = $25,000 ($125,000 - $100,000)

Enhanced Earnings Death Benefit = 40% X $25,000 = $10,000.

Since 40% In-Force Earnings are less than 80% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 2. In the second example, assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. At the time the withdrawal is taken, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Glenbrook receives due proof of death will be assumed to be $114,000.

Excess of Earnings Withdrawals = $5,000 ($10,000 - $5,000)

Purchase payments in the 12 months prior to Death = $0

In-Force Premium = $95,000 ($100,000 + $0 - $5,000)

In-Force Earnings = $19,000 ($114,000 - $95,000)

Enhanced Earnings Death Benefit = 40% X $19,000 = $7,600.

Since 40% In-Force Earnings are less than 80% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 3. This third example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Rider after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Owner is age 65 on the Rider Date. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the owner dies with a Contract Value of $140,000 on the date Glenbrook receives Due Proof of Death.

Excess of Earnings Withdrawals = $30,000 ($50,000 - $20,000)

Purchase payments in the 12 months prior to Death = $0

In-Force Premium = $120,000 ($110,000 + $40,000 - $30,000)

In-Force Earnings = $20,000 ($140,000 - $120,000)

Enhanced Earnings Death Benefit = 30% of $20,000 = $6,000.

In this example, In-Force Premium is equal to the Contract Value on the date the Rider was issued plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since 30% In-Force Earnings are less than 60% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.








                                       85 PROSPECTUS

ALLSTATE PROVIDER ULTRA CONTRACTS

EXAMPLE1. In this example, assume that the oldest Owner is age 55 at the time the Contract is issued and elects the Enhanced Earnings Death Benefit Rider when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Glenbrook receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals.

Excess-of-Earnings Withdrawals = $0

Purchase payments in the 12 months prior to Death = $0

In-Force Premium = $100,000 ($100,000 + $0 - $0)

Death Benefit Earnings = $25,000 ($125,000 - $100,000)

Enhanced Earnings Death Benefit = 40% X $25,000 = $10,000.

Since Death Benefit Earnings are less than 200% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 2. In the second example, assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. At the time the withdrawal is taken, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the Death Benefit Earnings at the time of the withdrawal. The Contract Value on the date Glenbrook receives due proof of death will be assumed to be $114,000.

Excess of Earnings Withdrawals = $5,000 ($10,000 - $5,000)

Purchase payments in the 12 months prior to Death = $0

In-Force Premium = $95,000 ($100,000 + $0 -$5,000)

Death Benefit Earnings = $19,000 ($114,000 - $95,000)

Enhanced Earnings Death Benefit = 40% X $19,000 = $7,600.

Since Death Benefit Earnings are less than 200% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 3. This third example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Rider after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Owner is age 65 on the Rider Date. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the owner dies with a Contract Value of $140,000 on the date Glenbrook receives Due Proof of Death.

Excess of Earnings Withdrawals = $30,000 ($50,000 - $20,000)

Purchase payments in the 12 months prior to Death = $0

In-Force Premium = $120,000 ($110,000 + $40,000 - $30,000)

Death Benefit Earnings = $20,000 ($140,000 - $120,000)

Enhanced Earnings Death Benefit = 30% of $20,000 = $6,000.

In this example, In-Force Premium is equal to the Contract Value on the date the Rider was issued plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since Death Benefit Earnings are less than 200% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.


                                       86 PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DESCRIPTION
--------------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------
THE CONTRACT
--------------------------------------------------------------------------------
  Purchases of Contracts
--------------------------------------------------------------------------------
  Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
  Standardized Total Returns
--------------------------------------------------------------------------------
  Non-standardized Total Returns
--------------------------------------------------------------------------------
  Adjusted Historical Total Returns
--------------------------------------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
CALCULATION OF VARIABLE INCOME PAYMENTS
--------------------------------------------------------------------------------
CALCULATION OF ANNUITY UNIT VALUES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DESCRIPTION
--------------------------------------------------------------------------------
GENERAL MATTERS
--------------------------------------------------------------------------------
  Incontestability
--------------------------------------------------------------------------------
  Settlements
--------------------------------------------------------------------------------
  Safekeeping of the Variable Account's
--------------------------------------------------------------------------------
  Assets
--------------------------------------------------------------------------------
  Premium Taxes
--------------------------------------------------------------------------------
  Tax Reserves
--------------------------------------------------------------------------------
FEDERAL TAX MATTERS
--------------------------------------------------------------------------------
QUALIFIED PLANS
--------------------------------------------------------------------------------
EXPERTS
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                       87 PROSPECTUS

 THE ALLSTATE/R/ PROVIDER VARIABLE ANNUITY SERIES

Glenbrook Life and Annuity Company          Statement of Additional Information
Multi-Manager Variable Account                                Dated May 1, 2002
Post Office Box 94092
Palatine, IL 60094-4039
1 (800) 755-5275

This Statement of Additional Information supplements the information in the prospectus for the following Allstate/R/ Provider Variable Annuity Series Contracts that we offer:

     The Allstate/R/ Provider Advantage Variable Annuity (Formerly referred to as "The Glenbrook Provider Advantage Variable Annuity")

     The Allstate/R/ Provider Ultra Variable Annuity (Formerly referred to as "The Glenbrook Provider Ultra Variable Annuity")

     The Allstate/R/ Provider Extra Variable Annuity (Formerly referred to as "The Glenbrook Provider Extra Variable Annuity")

Not all Contracts may be available in all states or through your representative. Please check with your representative for details. This Statement of Additional Information does not constitute an offer of any Contract in such cases.

This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2002, for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

For convenience, we use the terms "Contract" and "Contracts" to refer generally to all four Contracts, except as specifically noted.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract.

The Allstate(R) Provider Variable Annuity Series Contracts are offered through multiple sales channels that may offer different combinations of the Variable Sub-Accounts. If you own a Allstate(R) Provider Variable Annuity Series Contract, please refer to your prospectus for the Variable Sub-Accounts available under your Contract.

                                TABLE OF CONTENTS

Description                                                                Page

Additions, Deletions or Substitutions of Investments
The Contract
    Purchases of Contracts
    Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
Performance Information
    Standardized Total Returns
    Non-standardized Total Returns
    Adjusted Historical Total Returns
    Calculation of Accumulation Unit Values
    Calculation of Variable Income Payments
    Calculation of Annuity Unit Values
General Matters
    Incontestability
    Settlements
    Safekeeping of the Variable Account's Assets
    Premium Taxes
    Tax Reserves
Experts
Appendix 1
Appendix 2
Appendix 3
Financial Statements

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, ALFS, Inc. ("ALFS"), distributes the Contracts. ALFS is an affiliate of Glenbrook. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner. Also, please note that the performance figures shown do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                   1000(1 + T)(nth power) = ERV

where:

     T    = average annual total return

     ERV = ending redeemable value of a hypothetical $1,000 payment (plus $40 credit thereon for Allstate Provider Extra Contracts only) made at the beginning of 1, 5, or 10 year periods or shorter period

     n    = number of years in the period

     1000 = hypothetical $1,000 investment (plus $40 credit thereon for ALLSTATE
          PROVIDER EXTRA CONTRACTS only)

For Allstate Provider Ultra and Allstate Provider Extra Contracts, when factoring in the withdrawal charge assessed upon redemption, we exclude the Free Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring in the contract maintenance charge, we pro rate the charge by dividing (i) the contract maintenance charge by (ii) an assumed average contract size of $81,342 for ALLSTATE PROVIDER ADVANTAGE CONTRACTS, $75,569 for ALLSTATE PROVIDER ULTRA CONTRACTS and $26,440 for ALLSTATE PROVIDER EXTRA CONTRACTS. We then multiply the resulting percentage by a hypothetical $1,000 investment.

In addition, where the Enhanced Earnings Death Benefit Rider is included, the performance shown reflects the deduction of the annual Rider fee equal to 0.35% of the Contract Value (assumes age 66-75). See the Expense Table in the Prospectus for more details.

The standardized total returns for the Variable Sub-Accounts, for the periods ended December 31, 2001, are set out in Appendices 1 through 3 to this Statement of Additional Information. The Allstate Provider Advantage, Allstate Provider Ultra, and Allstate Provider Extra Contracts were first offered to the public on September 17, 2001, May 1, 2001, and November 2, 2001, respectively. Accordingly, performance shown for periods prior to those dates reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts as if they had been available throughout the periods shown.

NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote average annual total returns that do not reflect the withdrawal charge (applicable to ALLSTATE PROVIDER ULTRA and ALLSTATE PROVIDER EXTRA CONTRACTS only). We calculate these "non-standardized total returns" in exactly the same way as the standardized total returns described above, except that we replace the ending redeemable value of the hypothetical account for the period with an ending redeemable value for the period that does not take into account any charges on amounts surrendered.

In addition, we may advertise the total return over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations would not reflect deductions for withdrawal charges which may be imposed on the Contracts which, if reflected, would reduce the performance quoted. Non-standardized total returns also do not take into account the amount of any applicable Credit Enhancement under the ALLSTATE PROVIDER EXTRA CONTRACTS. The formula for computing such total return quotations involves a per unit change calculation. This calculation is based on the Accumulation Unit Value at the end of the defined period divided by the Accumulation Unit Value at the beginning of such period, minus 1. The periods included in such advertisements are "year-to-date" (prior calendar year end to the day of the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); "the prior calendar year"; "'n' most recent Calendar Years"; and "Inception (commencement of the Sub-account's operation) to date" (day of the advertisement).

The non-standardized total returns for the Variable Sub-Accounts for the periods ended December 31, 2001 are set out in Appendix 1 to this Statement of Additional Information. The Allstate Provider Advantage, Allstate Provider Ultra, and Allstate Provider Extra Contracts were first offered to the public on September 17, 2001, May 1, 2001, and November 2, 2001, respectively. Accordingly, performance shown for the periods prior to those dates reflects the performance of the Variable Sub-Accounts adjusted to reflect the current charges under the Contract as if they had been available throughout the periods shown.


ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the historical performance of the underlying Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract and the contract maintenance charge, but not the withdrawal charge.

The adjusted historical total returns for the Variable Sub-Accounts, for the periods ended December 31, 2001, for each Contract are set out in Appendices 1 through 3 to this Statement of Additional Information.


CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Sub-account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A)  The sum of:

    (1) the net asset value per share of the mutual fund underlying the sub-account determined at the end of the current Valuation Period, plus

     (2) the per share amount of any dividend or capital gain distributions made by the mutual fund underlying the subaccount during the current Valuation Period.

(B) Divided by the net asset value per share of the mutual fund underlying the sub-account determined as of the end of the immediately preceding Valuation Period.

(C) The result is reduced by the Mortality and Expense Risk Charge, and for ALLSTATE PROVIDER ADVANTAGE and ALLSTATE PROVIDER EXTRA CONTRACTS, the Administrative Expense Charge, corresponding to the portion of the 365-day year (366 days for a Leap Year) that is in the current Valuation Period.


CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.


CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS

The financial statements of Glenbrook as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the related financial statement schedule that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2001, and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.





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


                                   APPENDIX 1
                           PERFORMANCE INFORMATION FOR
                    ALLSTATE(R)PROVIDER ADVANTAGE CONTRACTS

Allstate Provider Advantage Contracts were first offered to the public on September 17, 2001, 2001. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts that would have applied had they been in existence at the time. (Adjusted historical total returns are based on the Funds' performance as described below.) These Contract charges include an annual contract maintenance charge of $35 (not shown for non-standardized total returns), and total Variable Account annual expenses of:

o        1.55% (without any optional benefit riders), or
o        1.80% with the Enhanced Death Benefit Rider or Income Benefit Rider, or
o        2.05% with the Enhanced Death Benefit Rider and Income Benefit Rider.

In addition, where the Enhanced Earnings Death Benefit Rider is included, the performance shown reflects the deduction of the annual Rider fee equal to 0.35% of the Contract Value (assumes age 66-75). See the Expense Table in the
Prospectus for more details.

STANDARDIZED TOTAL RETURNS

Set out below are the standardized  total returns for each Variable  Sub-Account since its inception through December 31, 2001. All of the Variable  Sub-Accounts commenced  operations on September  17, 2001 except for the AIM V.I.  Aggressive
Growth, AIM V.I. Dent Demographic Trends, AIM V.I.  Diversified Income, AIM V.I.
International Growth,  Dreyfus Socially Responsible Growth, Dreyfus Stock Index,
Dreyfus VIF - Growth & Income,  Dreyfus VIF - Money  Market,  Fidelity VIP Asset
Manager:  Growth -  Service  Class 2,  Franklin  Global  Health  Care - Class 2,
Franklin Small Cap - Class 2, Franklin  Technology  Securities - Class 2, Mutual
Shares Securities - Class 2, Templeton  Developing Markets Securities - Class 2,
Templeton Foreign Securities - Class 2, Goldman Sachs VIT CORE Small Cap Equity,
Goldman Sachs VIT CORE U.S.  Equity,  Goldman Sachs VIT Global  Income,  Goldman
Sachs VIT Internet Tollkeeper, LSA Focused Equity, LSA Growth Equity, Van Kampen
UIF Global Value Equity, Van Kampen UIF Mid Cap Value, Van Kampen UIF Value, and
Putnam  International  Growth  Putnam  Research  Variable  Sub-Accounts,   which
commenced  operations on November 1, 2001. The LSA  Diversified  Mid Cap and Van
Kampen UIF Real Estate commenced operations on May 1, 2002.

+  Effective  May 1,  2002,  the AIM  V.I.  Growth  and  Income  Fund,  AIM V.I.
Internatinal Equity Fund, and AIM V.I. Value Fund changed their names to the AIM
V.I. Core Equity Fund, AIM V.I.  International  Growth Fund and AIM V.I. Premier
Equity Fund, respectively. We have made a corresponding change in the name of the variable Sub-Account that invests in that Portfolio.

+ Effective May 1, 2002, the Templeton International Securities Fund Class 2 changed its name to the Templeton Foreign Securities Fund - Class 2. We have made a corresponding change in the name of the variable Sub-Account that invests in that Portfolio.

+ Effective May 1, 2002, the Franklin Global Health Care Portfolio merged into the Franklin Small Cap Fund.We have made a corresponding change in the name of the variable Sub-Account that invests in that Portfolio.

+ Effective May 1, 2002, the following Portoflios have been rebranded and have had their names changed from Morgan Stnaley UIF Fixed Income to Van Kampen UIF
Core Plus Fixed Income, Morgan Stanley UIF Global Value Equity to Van Kampen UIF
GLobal Value Equity,  Morgan Stnaley UIF Mid Cap Value to Van Kampen UIF Mid Cap
Value, Morgan Stanley UIF U.S. Real Estate to Van Kampen UIF U.S. Real Estate, and Morgan Stanley UIF Value to Van Kampen UIF Value. We have made a corresponding change in the name of the variable Sub-Account that invests in that Portfolio.

The  standardized  performance  figures for the Franklin Small Cap (Class 2) and
Mutual Shares Securities  (Class 2) Variable  Sub-Accounts  (collectively,  "new
Variable   Sub-Accounts")   reflect  the  performance  of  predecessor  Variable
Sub-Accounts  for the  period  from the  date of  inception  of the  predecessor
Sub-Account   to  May  1,  2000   (date  the   predecessor   Sub-Accounts,   for
administrative convenience, merged into the new Variable Sub-Accounts).

Effective May 1, 2001, the MFS Growth with Income Series - Service Class changed its name to MFS Investors Trust Series to reflect changes in its investment policies. Performance shown for the MFS Investors Trust Series - Service Class
Sub-Account is based on performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.


SHELF
(Without the Enhanced  Death  Benefit  Rider,  the Income  Benefit  Rider or the
Enhanced Earnings Death Benefit Rider)
Standardized Performance
Performance as of                                               12/31/01
Variable Sub-Account                                                1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                           N/A          N/A             N/A
AIM V.I. Balanced                                                  -12.87%        N/A            1.08%
AIM V.I. Capital Appreciation                                      -24.55%        N/A            3.87%
AIM V.I. Core Growth                                               -24.11%        N/A            2.09%
AIM V.I. Dent Demographic Trends                                     N/A          N/A             N/A
AIM V.I. Diversified Income                                         1.91%         N/A           -0.40%
AIM V.I. Growth                                                    -34.99%        N/A           -2.33%
AIM V.I. International Growth                                      -24.79%        N/A           -1.32%
AIM V.I. Premier Equity                                            -13.99%        N/A            5.31%
Dreyfus Socially Responsible Growth                                -23.85%        N/A            2.72%
Dreyfus Stock Index                                                -13.62%        N/A            4.05%
Dreyfus VIF - Growth & Income                                      -7.38%         N/A            3.77%
Dreyfus VIF - Money Market                                          2.29%         N/A            3.22%
Fidelity VIP Asset Manager: Growth - Service Class 2                 N/A          N/A             N/A
Fidelity VIP Contrafund - Service Class 2                            N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                         N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                           N/A          N/A             N/A
Franklin Global Health Care - Class 2                                N/A          N/A             N/A
Franklin Small Cap - Class 2                                       -16.64%        N/A            2.70%
Franklin Technology Securities - Class 2                             N/A          N/A             N/A
Mutual Shares Securities - Class 2                                  5.31%         N/A            7.87%
Templeton Developing Markets Securities - Class 2                  -9.58%         N/A           -13.28%
Templeton Foreign Securities - Class 2                             -17.37%        N/A           -5.09%
Goldman Sachs VIT CORE Small Cap Equity                             2.84%         N/A            7.67%
Goldman Sachs VIT CORE U.S. Equity                                 -13.38%        N/A            0.82%
Goldman Sachs VIT Global Income                                     3.11%         N/A            1.28%
Goldman Sachs VIT Internet Tollkeeper                                N/A          N/A             N/A
LSA Diversified Mid-Cap                                              N/A          N/A             N/A
LSA Focused Equity                                                   N/A          N/A             N/A
LSA Growth Equity                                                    N/A          N/A             N/A
MFS Emerging Growth - Service Class                                  N/A          N/A             N/A
MFS Investors Trust - Service Class                                  N/A          N/A             N/A
MFS New Discovery - Service Class                                    N/A          N/A             N/A
MFS Research - Service Class                                         N/A          N/A             N/A
MFS Utilities - Service Class                                        N/A          N/A             N/A
Oppenheimer Aggressive Growth                                      -32.41%        N/A           -9.27%
Oppenheimer Capital Appreciation                                   -14.01%        N/A            1.01%
Oppenheimer Global Securities                                      -13.48%        N/A            7.61%
Oppenheimer Main Street Growth & Income                            -11.63%        N/A           -7.02%
Oppenheimer Stategic Bond                                           3.15%         N/A            2.61%
Putnam Growth and Income                                             N/A          N/A             N/A
Putnam Growth Opportunities                                          N/A          N/A             N/A
Putnam Health Sciences                                               N/A          N/A             N/A
Putnam International Growth                                          N/A          N/A             N/A
Putnam New Value                                                     N/A          N/A             N/A
Putnam Research                                                      N/A          N/A             N/A
Van Kampen UIF Core Plus Fixed Income                               5.88%         N/A            4.75%
Van Kampen UIF Global Value Equity                                 -8.56%         N/A            2.20%
Van Kampen UIF Mid Cap Value                                       -4.73%         N/A           10.00%
Van Kampen UIF U.S. Real Estate                                     7.74%         N/A            9.21%
Van Kampen UIF Value                                               -2.15%         N/A            4.80%

*The inception dates of the Variable Sub-Accounts appear in the first table above.

**Performance figures are not annualized.



(With the Enhanced Death Benefit Rider or the Income Benefit Rider)
Standardized Performance
Performance as of                                               12/31/01
Variable Sub-Account                                                1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                           N/A          N/A             N/A
AIM V.I. Balanced                                                  -13.09%        N/A            0.83%
AIM V.I. Capital Appreciation                                      -24.74%        N/A            3.61%
AIM V.I. Core Growth                                               -24.30%        N/A            1.84%
AIM V.I. Dent Demographic Trends                                     N/A          N/A             N/A
AIM V.I. Diversified Income                                         1.66%         N/A           -0.65%
AIM V.I. Growth                                                    -35.15%        N/A           -2.58%
AIM V.I. International Growth                                      -24.98%        N/A           -1.57%
AIM V.I. Premier Equity                                            -14.21%        N/A            5.05%
Dreyfus Socially Responsible Growth                                -24.04%        N/A            2.46%
Dreyfus Stock Index                                                -13.83%        N/A            3.79%
Dreyfus VIF - Growth & Income                                      -7.61%         N/A            3.51%
Dreyfus VIF - Money Market                                          2.03%         N/A            2.96%
Fidelity VIP Asset Manager: Growth - Service Class 2                 N/A          N/A             N/A
Fidelity VIP Contrafund - Service Class 2                            N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                         N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                           N/A          N/A             N/A
Franklin Global Health Care - Class 2                                N/A          N/A             N/A
Franklin Small Cap - Class 2                                       -16.85%        N/A            2.44%
Franklin Technology Securities - Class 2                             N/A          N/A             N/A
Mutual Shares Securities - Class 2                                  5.05%         N/A            7.60%
Templeton Developing Markets Securities - Class 2                  -9.81%         N/A           -13.50%
Templeton Foreign Securities - Class 2                             -17.58%        N/A           -5.33%
Goldman Sachs VIT CORE Small Cap Equity                             2.58%         N/A            7.40%
Goldman Sachs VIT CORE U.S. Equity                                 -13.60%        N/A            0.57%
Goldman Sachs VIT Global Income                                     2.85%         N/A            1.03%
Goldman Sachs VIT Internet Tollkeeper                                N/A          N/A             N/A
LSA Diversified Mid-Cap                                              N/A          N/A             N/A
LSA Focused Equity                                                   N/A          N/A             N/A
LSA Growth Equity                                                    N/A          N/A             N/A
MFS Emerging Growth - Service Class                                  N/A          N/A             N/A
MFS Investors Trust - Service Class                                  N/A          N/A             N/A
MFS New Discovery - Service Class                                    N/A          N/A             N/A
MFS Research - Service Class                                         N/A          N/A             N/A
MFS Utilities - Service Class                                        N/A          N/A             N/A
Oppenheimer Aggressive Growth                                      -32.58%        N/A           -9.50%
Oppenheimer Capital Appreciation                                   -14.22%        N/A            0.75%
Oppenheimer Global Securities                                      -13.69%        N/A            7.34%
Oppenheimer Main Street Growth & Income                            -11.85%        N/A           -7.25%
Oppenheimer Stategic Bond                                           2.89%         N/A            2.35%
Putnam Growth and Income                                             N/A          N/A             N/A
Putnam Growth Opportunities                                          N/A          N/A             N/A
Putnam Health Sciences                                               N/A          N/A             N/A
Putnam International Growth                                          N/A          N/A             N/A
Putnam New Value                                                     N/A          N/A             N/A
Putnam Research                                                      N/A          N/A             N/A
Van Kampen UIF Core Plus Fixed Income                               5.62%         N/A            4.49%
Van Kampen UIF Global Value Equity                                 -8.79%         N/A            1.95%
Van Kampen UIF Mid Cap Value                                       -4.96%         N/A            9.72%
Van Kampen UIF U.S. Real Estate                                     7.47%         N/A            8.94%
Van Kampen UIF Value                                               -2.39%         N/A            4.53%

*The inception dates of the Variable Sub-Accounts appear in the first table above.

**Performance figures are not annualized.

(With the Enhanced Death Benefit Rider and Income Benefit Rider)
Standardized Performance
Performance as of                                               12/31/01
Variable Sub-Account                                               1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                           N/A          N/A             N/A
AIM V.I. Balanced                                                  -13.31%        N/A            0.58%
AIM V.I. Capital Appreciation                                      -24.93%        N/A            3.36%
AIM V.I. Core Growth                                               -24.49%        N/A            1.58%
AIM V.I. Dent Demographic Trends                                     N/A          N/A             N/A
AIM V.I. Diversified Income                                         1.40%         N/A           -0.90%
AIM V.I. Growth                                                    -35.31%        N/A           -2.82%
AIM V.I. International Growth                                      -25.17%        N/A           -1.82%
AIM V.I. Premier Equity                                            -14.43%        N/A            4.79%
Dreyfus Socially Responsible Growth                                -24.23%        N/A            2.20%
Dreyfus Stock Index                                                -14.05%        N/A            3.53%
Dreyfus VIF - Growth & Income                                      -7.85%         N/A            3.25%
Dreyfus VIF - Money Market                                          1.77%         N/A            2.71%
Fidelity VIP Asset Manager: Growth - Service Class 2                 N/A          N/A             N/A
Fidelity VIP Contrafund - Service Class 2                            N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                         N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                           N/A          N/A             N/A
Franklin Global Health Care - Class 2                                N/A          N/A             N/A
Franklin Small Cap - Class 2                                       -17.06%        N/A            2.19%
Franklin Technology Securities - Class 2                             N/A          N/A             N/A
Mutual Shares Securities - Class 2                                  4.78%         N/A            7.33%
Templeton Developing Markets Securities - Class 2                  -10.03%        N/A           -13.71%
Templeton Foreign Securities - Class 2                             -17.79%        N/A           -5.57%
Goldman Sachs VIT CORE Small Cap Equity                             2.32%         N/A            7.13%
Goldman Sachs VIT CORE U.S. Equity                                 -13.82%        N/A            0.32%
Goldman Sachs VIT Global Income                                     2.59%         N/A            0.78%
Goldman Sachs VIT Internet Tollkeeper                                N/A          N/A             N/A
LSA Diversified Mid-Cap                                              N/A          N/A             N/A
LSA Focused Equity                                                   N/A          N/A             N/A
LSA Growth Equity                                                    N/A          N/A             N/A
MFS Emerging Growth - Service Class                                  N/A          N/A             N/A
MFS Investors Trust - Service Class                                  N/A          N/A             N/A
MFS New Discovery - Service Class                                    N/A          N/A             N/A
MFS Research - Service Class                                         N/A          N/A             N/A
MFS Utilities - Service Class                                        N/A          N/A             N/A
Oppenheimer Aggressive Growth                                      -32.75%        N/A           -9.73%
Oppenheimer Capital Appreciation                                   -14.44%        N/A            0.50%
Oppenheimer Global Securities                                      -13.91%        N/A            7.07%
Oppenheimer Main Street Growth & Income                            -12.07%        N/A           -7.49%
Oppenheimer Stategic Bond                                           2.63%         N/A            2.10%
Putnam Growth and Income                                             N/A          N/A             N/A
Putnam Growth Opportunities                                          N/A          N/A             N/A
Putnam Health Sciences                                               N/A          N/A             N/A
Putnam International Growth                                          N/A          N/A             N/A
Putnam New Value                                                     N/A          N/A             N/A
Putnam Research                                                      N/A          N/A             N/A
Van Kampen UIF Core Plus Fixed Income                               5.35%         N/A            4.23%
Van Kampen UIF Global Value Equity                                 -9.02%         N/A            1.69%
Van Kampen UIF Mid Cap Value                                       -5.20%         N/A            9.45%
Van Kampen UIF U.S. Real Estate                                     7.20%         N/A            8.67%
Van Kampen UIF Value                                               -2.64%         N/A            4.27%

*The inception dates of the Variable Sub-Accounts appear in the first table above.

**Performance figures are not annualized.

(With Enhanced Earnings Death Benefit)
Standardized Performance
Performance as of                                                            12/31/01
Variable Sub-Account                                                            1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                                        N/A          N/A             N/A
AIM V.I. Balanced                                                               -13.22%        N/A            0.68%
AIM V.I. Capital Appreciation                                                   -24.90%        N/A            3.61%
AIM V.I. Core Growth                                                            -24.46%        N/A            1.82%
AIM V.I. Dent Demographic Trends                                                  N/A          N/A             N/A
AIM V.I. Diversified Income                                                      1.56%         N/A            -0.76%
AIM V.I. Growth                                                                 -35.34%        N/A            -2.60%
AIM V.I. International Growth                                                   -25.14%        N/A            -1.61%
AIM V.I. Premier Equity                                                         -14.34%        N/A            5.04%
Dreyfus Socially Responsible Growth                                             -24.20%        N/A            2.41%
Dreyfus Stock Index                                                             -13.97%        N/A            3.77%
Dreyfus VIF - Growth & Income                                                   -7.73%         N/A            3.44%
Dreyfus VIF - Money Market                                                       1.94%         N/A            2.85%
Fidelity VIP Asset Manager: Growth - Service Class 2                              N/A          N/A             N/A
Fidelity VIP Contrafund - Service Class 2                                         N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                                      N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                             N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                                        N/A          N/A             N/A
Franklin Global Health Care - Class 2                                             N/A          N/A             N/A
Franklin Small Cap - Class 2                                                    -16.99%        N/A            2.31%
Franklin Technology Securities - Class 2                                          N/A          N/A             N/A
Mutual Shares Securities - Class 2                                               4.96%         N/A            7.39%
Templeton Developing Markets Securities - Class 2                               -9.93%         N/A           -13.76%
Templeton Foreign Securities - Class 2                                          -17.72%        N/A            -5.54%
Goldman Sachs VIT CORE Small Cap Equity                                          2.49%         N/A            7.26%
Goldman Sachs VIT CORE U.S. Equity                                              -13.73%        N/A            0.43%
Goldman Sachs VIT Global Income                                                  2.76%         N/A            0.82%
Goldman Sachs VIT Internet Tollkeeper                                             N/A          N/A             N/A
LSA Diversified Mid-Cap                                                           N/A          N/A             N/A
LSA Focused Equity                                                                N/A          N/A             N/A
LSA Growth Equity                                                                 N/A          N/A             N/A
MFS Emerging Growth - Service Class                                               N/A          N/A             N/A
MFS Investors Trust - Service Class                                               N/A          N/A             N/A
MFS New Discovery - Service Class                                                 N/A          N/A             N/A
MFS Research - Service Class                                                      N/A          N/A             N/A
MFS Utilities - Service Class                                                     N/A          N/A             N/A
Oppenheimer Aggressive Growth                                                   -32.76%        N/A            -9.69%
Oppenheimer Capital Appreciation                                                -14.36%        N/A            0.57%
Oppenheimer Global Securities                                                   -13.83%        N/A            7.20%
Oppenheimer Main Street Growth & Income                                         -11.98%        N/A            -7.49%
Oppenheimer Stategic Bond                                                        2.80%         N/A            2.12%
Putnam Growth and Income                                                          N/A          N/A             N/A
Putnam Growth Opportunities                                                       N/A          N/A             N/A
Putnam Health Sciences                                                            N/A          N/A             N/A
Putnam International Growth                                                       N/A          N/A             N/A
Putnam New Value                                                                  N/A          N/A             N/A
Putnam Research                                                                   N/A          N/A             N/A
Van Kampen UIF Core Plus Fixed Income                                            5.53%         N/A            4.31%
Van Kampen UIF Global Value Equity                                              -8.91%         N/A            1.78%
Van Kampen UIF Mid Cap Value                                                    -5.08%         N/A            9.61%
Van Kampen UIF U.S. Real Estate                                                  7.39%         N/A            8.77%
Van Kampen UIF Value                                                            -2.50%         N/A            4.36%

*The inception dates of the Variable Sub-Accounts appear in the first table above.

**Performance figures are not annualized.



(With the Enhanced Earnings Death Benefit RIder, and the Enhanced Death Benefit Rider or the Income Benefit Rider)
Standardized Performance
Performance as of                                                             12/31/01
Variable Sub-Account                                                           1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                                       N/A          N/A             N/A
AIM V.I. Balanced                                                              -13.44%        N/A            0.43%
AIM V.I. Capital Appreciation                                                  -25.09%        N/A            3.34%
AIM V.I. Core Growth                                                           -24.65%        N/A            1.56%
AIM V.I. Dent Demographic Trends                                                 N/A          N/A             N/A
AIM V.I. Diversified Income                                                     1.31%         N/A           -1.02%
AIM V.I. Growth                                                                -35.50%        N/A           -2.85%
AIM V.I. International Growth                                                  -25.33%        N/A           -1.86%
AIM V.I. Premier Equity                                                        -14.56%        N/A            4.78%
Dreyfus Socially Responsible Growth                                            -24.39%        N/A            2.15%
Dreyfus Stock Index                                                            -14.18%        N/A            3.51%
Dreyfus VIF - Growth & Income                                                  -7.96%         N/A            3.18%
Dreyfus VIF - Money Market                                                      1.68%         N/A            2.59%
Fidelity VIP Asset Manager: Growth - Service Class 2                             N/A          N/A             N/A
Fidelity VIP Contrafund - Service Class 2                                        N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                                     N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                            N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                                       N/A          N/A             N/A
Franklin Global Health Care - Class 2                                            N/A          N/A             N/A
Franklin Small Cap - Class 2                                                   -17.20%        N/A            2.05%
Franklin Technology Securities - Class 2                                         N/A          N/A             N/A
Mutual Shares Securities - Class 2                                              4.70%         N/A            7.12%
Templeton Developing Markets Securities - Class 2                              -10.16%        N/A           -13.98%
Templeton Foreign Securities - Class 2                                         -17.93%        N/A           -5.78%
Goldman Sachs VIT CORE Small Cap Equity                                         2.23%         N/A            6.99%
Goldman Sachs VIT CORE U.S. Equity                                             -13.95%        N/A            0.17%
Goldman Sachs VIT Global Income                                                 2.50%         N/A            0.57%
Goldman Sachs VIT Internet Tollkeeper                                            N/A          N/A             N/A
LSA Diversified Mid-Cap                                                          N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Growth Equity                                                                N/A          N/A             N/A
MFS Emerging Growth - Service Class                                              N/A          N/A             N/A
MFS Investors Trust - Service Class                                              N/A          N/A             N/A
MFS New Discovery - Service Class                                                N/A          N/A             N/A
MFS Research - Service Class                                                     N/A          N/A             N/A
MFS Utilities - Service Class                                                    N/A          N/A             N/A
Oppenheimer Aggressive Growth                                                  -32.93%        N/A           -9.91%
Oppenheimer Capital Appreciation                                               -14.57%        N/A            0.32%
Oppenheimer Global Securities                                                  -14.04%        N/A            6.93%
Oppenheimer Main Street Growth & Income                                        -12.20%        N/A           -7.73%
Oppenheimer Stategic Bond                                                       2.54%         N/A            1.87%
Putnam Growth and Income                                                         N/A          N/A             N/A
Putnam Growth Opportunities                                                      N/A          N/A             N/A
Putnam Health Sciences                                                           N/A          N/A             N/A
Putnam International Growth                                                      N/A          N/A             N/A
Putnam New Value                                                                 N/A          N/A             N/A
Putnam Research                                                                  N/A          N/A             N/A
Van Kampen UIF Core Plus Fixed Income                                           5.27%         N/A            4.04%
Van Kampen UIF Global Value Equity                                             -9.14%         N/A            1.52%
Van Kampen UIF Mid Cap Value                                                   -5.31%         N/A            9.34%
Van Kampen UIF U.S. Real Estate                                                 7.12%         N/A            8.50%
Van Kampen UIF Value                                                           -2.74%         N/A            4.09%

 *The inception dates of the Variable Sub-Accounts appear in the first table above.

**Performance figures are not annualized.



(With Income Benefit, Enhanced Death Benefit and Enhanced Earnings Death Benefit)
Standardized Performance
Performance as of                                                               12/31/01
Variable Sub-Account                                                              1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                                           N/A          N/A             N/A
AIM V.I. Balanced                                                                  -13.66%        N/A            0.18%
AIM V.I. Capital Appreciation                                                      -25.28%        N/A            3.08%
AIM V.I. Core Growth                                                               -24.84%        N/A            1.31%
AIM V.I. Dent Demographic Trends                                                     N/A          N/A             N/A
AIM V.I. Diversified Income                                                         1.05%         N/A            -1.26%
AIM V.I. Growth                                                                    -35.66%        N/A            -3.09%
AIM V.I. International Growth                                                      -25.52%        N/A            -2.11%
AIM V.I. Premier Equity                                                            -14.78%        N/A            4.51%
Dreyfus Socially Responsible Growth                                                -24.58%        N/A            1.90%
Dreyfus Stock Index                                                                -14.40%        N/A            3.25%
Dreyfus VIF - Growth & Income                                                      -8.20%         N/A            2.92%
Dreyfus VIF - Money Market                                                          1.42%         N/A            2.33%
Fidelity VIP Asset Manager: Growth - Service Class 2                                 N/A          N/A             N/A
Fidelity VIP Contrafund - Service Class 2                                            N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                                         N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                                N/A          N/A             N/A
Franklin Global Health Care - Class 2                                                N/A          N/A             N/A
Franklin Small Cap - Class 2                                                       -17.41%        N/A            1.79%
Franklin Technology Securities - Class 2                                             N/A          N/A             N/A
Mutual Shares Securities - Class 2                                                  4.43%         N/A            6.85%
Templeton Developing Markets Securities - Class 2                                  -10.38%        N/A           -14.20%
Templeton Foreign Securities - Class 2                                             -18.14%        N/A            -6.02%
Fidelity VIP High Income - Service Class 2                                           N/A          N/A             N/A
Goldman Sachs VIT CORE Small Cap Equity                                             1.97%         N/A            6.72%
Goldman Sachs VIT CORE U.S. Equity                                                 -14.17%        N/A            -0.08%
Goldman Sachs VIT Global Income                                                     2.24%         N/A            0.32%
Goldman Sachs VIT Internet Tollkeeper                                                N/A          N/A             N/A
LSA Diversified Mid-Cap                                                              N/A          N/A             N/A
LSA Focused Equity                                                                   N/A          N/A             N/A
LSA Growth Equity                                                                    N/A          N/A             N/A
MFS Emerging Growth - Service Class                                                  N/A          N/A             N/A
MFS Investors Trust - Service Class                                                  N/A          N/A             N/A
MFS New Discovery - Service Class                                                    N/A          N/A             N/A
MFS Research - Service Class                                                         N/A          N/A             N/A
MFS Utilities - Service Class                                                        N/A          N/A             N/A
Oppenheimer Aggressive Growth                                                      -33.10%        N/A           -10.14%
Oppenheimer Capital Appreciation                                                   -14.79%        N/A            0.07%
Oppenheimer Global Securities                                                      -14.26%        N/A            6.66%
Oppenheimer Main Street Growth & Income                                            -12.42%        N/A            -7.96%
Oppenheimer Stategic Bond                                                           2.28%         N/A            1.61%
Putnam Growth and Income                                                             N/A          N/A             N/A
Putnam Growth Opportunities                                                          N/A          N/A             N/A
Putnam Health Sciences                                                               N/A          N/A             N/A
Putnam International Growth                                                          N/A          N/A             N/A
Putnam New Value                                                                     N/A          N/A             N/A
Putnam Research                                                                      N/A          N/A             N/A
Van Kampen UIF Core Plus Fixed Income                                               5.00%         N/A            3.78%
Van Kampen UIF Global Value Equity                                                 -9.37%         N/A            1.27%
Van Kampen UIF Mid Cap Value                                                       -5.55%         N/A            9.06%
Van Kampen UIF U.S. Real Estate                                                     6.85%         N/A            8.22%
Van Kampen UIF Value                                                               -2.99%         N/A            3.83%

*The inception dates of the Variable Sub-Accounts appear in the first table above.

**Performance figures are not annualized.

NON STANDARDIZED TOTAL RETURNS

Set  out  below  are  the  non-standardized  total  returns  for  each  Variable
Sub-Account  since its inception  through December 31, 2001. All of the Variable
Sub-Accounts  commenced  operations  on on September 17, 2001 except for the AIM
V.I. Aggressive Growth, AIM V.I. Dent Demographic  Trends, AIM V.I.  Diversified
Income, AIM V.I.  International  Growth,  Dreyfus Socially  Responsible  Growth,
Dreyfus Stock Index, Dreyfus VIF - Growth & Income,  Dreyfus VIF - Money Market,
Fidelity VIP Asset  Manager:  Growth - Service Class 2,  Franklin  Global Health
Care - Class 2, Franklin Small Cap - Class 2, Franklin  Technology  Securities -
Class 2,  Mutual  Shares  Securities  - Class 2,  Templeton  Developing  Markets
Securities - Class 2, Templeton Foreign  Securities - Class 2, Goldman Sachs VIT
CORE Small Cap Equity,  Goldman  Sachs VIT CORE U.S.  Equity,  Goldman Sachs VIT
Global Income,  Goldman Sachs VIT Internet  Tollkeeper,  LSA Focused Equity, LSA
Growth Equity, Van Kampen UIF Global Value Equity, Van Kampen UIF Mid Cap Value,
Van Kampen UIF Value, and Putnam  International  Growth Putnam Research Variable
Sub-Accounts, which commenced operations on November 1, 2001.

(Without the Enhanced  Death  Benefit  Rider,  the Income  Benefit  Rider or the
Enhanced Earnings Death Benefit Rider)
Non-Standardized Performance
                                              Performance as of 12/31/01
Variable Sub-Account                                               1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                           N/A          N/A             N/A
AIM V.I. Balanced                                                  -12.79%        N/A            1.17%
AIM V.I. Capital Appreciation                                      -24.47%        N/A            3.93%
AIM V.I. Core Growth                                               -24.03%        N/A            2.15%
AIM V.I. Dent Demographic Trends                                     N/A          N/A             N/A
AIM V.I. Diversified Income                                         1.99%         N/A            -0.32%
AIM V.I. Growth                                                    -34.91%        N/A            -2.27%
AIM V.I. International Growth                                      -24.72%        N/A            -1.26%
AIM V.I. Premier Equity                                            -13.92%        N/A            5.37%
Dreyfus Socially Responsible Growth                                -23.77%        N/A            2.78%
Dreyfus Stock Index                                                -13.54%        N/A            4.12%
Dreyfus VIF - Growth & Income                                      -7.30%         N/A            3.85%
Dreyfus VIF - Money Market                                          2.37%         N/A            3.30%
Fidelity VIP Asset Manager: Growth - Service Class 2                 N/A          N/A             N/A
Fidelity VIP Contrafund - Service Class 2                            N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                         N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                           N/A          N/A             N/A
Franklin Global Health Care - Class 2                                N/A          N/A             N/A
Franklin Small Cap - Class 2                                       -16.56%        N/A            2.79%
Franklin Technology Securities - Class 2                             N/A          N/A             N/A
Mutual Shares Securities - Class 2                                  5.39%         N/A            7.97%
Templeton Developing Markets Securities - Class 2                  -9.50%         N/A           -13.17%
Templeton Foreign Securities - Class 2                             -17.30%        N/A            -4.99%
Goldman Sachs VIT CORE Small Cap Equity                             2.91%         N/A            7.76%
Goldman Sachs VIT CORE U.S. Equity                                 -13.30%        N/A            0.91%
Goldman Sachs VIT Global Income                                     3.18%         N/A            1.38%
Goldman Sachs VIT Internet Tollkeeper                                N/A          N/A             N/A
LSA Diversified Mid-Cap                                              N/A          N/A             N/A
LSA Focused Equity                                                   N/A          N/A             N/A
LSA Growth Equity                                                    N/A          N/A             N/A
MFS Emerging Growth - Service Class                                  N/A          N/A             N/A
MFS Investors Trust - Service Class                                  N/A          N/A             N/A
MFS New Discovery - Service Class                                    N/A          N/A             N/A
MFS Research - Service Class                                         N/A          N/A             N/A
MFS Utilities - Service Class                                        N/A          N/A             N/A
Oppenheimer Aggressive Growth                                      -32.33%        N/A            -9.18%
Oppenheimer Capital Appreciation                                   -13.93%        N/A            1.10%
Oppenheimer Global Securities                                      -13.40%        N/A            7.70%
Oppenheimer Main Street Growth & Income                            -11.55%        N/A            -6.92%
Oppenheimer Stategic Bond                                           3.23%         N/A            2.71%
Putnam Growth and Income                                             N/A          N/A             N/A
Putnam Growth Opportunities                                          N/A          N/A             N/A
Putnam Health Sciences                                               N/A          N/A             N/A
Putnam International Growth                                          N/A          N/A             N/A
Putnam New Value                                                     N/A          N/A             N/A
Putnam Research                                                      N/A          N/A             N/A
Van Kampen UIF Core Plus Fixed Income                               5.96%         N/A            4.85%
Van Kampen UIF Global Value Equity                                 -8.48%         N/A            2.29%
Van Kampen UIF Mid Cap Value                                       -4.65%         N/A            10.08%
Van Kampen UIF U.S. Real Estate                                     7.82%         N/A            9.31%
Van Kampen UIF Value                                               -2.07%         N/A            4.89%

*The inception dates of the Variable Sub-Accounts appear in the first table under Standardized Total Returns.

**Performance figures are not annualized.

(With the Enhanced Death Benefit Rider or the Income Benefit Rider)
Non-Standardized Performance
                                                        Performance as of 12/31/01
Variable Sub-Account                                               1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                           N/A          N/A             N/A
AIM V.I. Balanced                                                  -13.01%        N/A            0.92%
AIM V.I. Capital Appreciation                                      -24.66%        N/A            3.67%
AIM V.I. Core Growth                                               -24.22%        N/A            1.90%
AIM V.I. Dent Demographic Trends                                     N/A          N/A             N/A
AIM V.I. Diversified Income                                         1.73%         N/A            -0.57%
AIM V.I. Growth                                                    -35.07%        N/A            -2.52%
AIM V.I. International Growth                                      -24.91%        N/A            -1.50%
AIM V.I. Premier Equity                                            -14.13%        N/A            5.11%
Dreyfus Socially Responsible Growth                                -23.97%        N/A            2.53%
Dreyfus Stock Index                                                -13.76%        N/A            3.86%
Dreyfus VIF - Growth & Income                                      -7.54%         N/A            3.59%
Dreyfus VIF - Money Market                                          2.11%         N/A            3.05%
Fidelity VIP Asset Manager: Growth - Service Class 2                 N/A          N/A             N/A
Fidelity VIP Contrafund - Service Class 2                            N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                         N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                           N/A          N/A             N/A
Franklin Global Health Care - Class 2                                N/A          N/A             N/A
Franklin Small Cap - Class 2                                       -16.77%        N/A            2.53%
Franklin Technology Securities - Class 2                             N/A          N/A             N/A
Mutual Shares Securities - Class 2                                  5.12%         N/A            7.70%
Templeton Developing Markets Securities - Class 2                  -9.73%         N/A           -13.39%
Templeton Foreign Securities - Class 2                             -17.50%        N/A            -5.23%
Goldman Sachs VIT CORE Small Cap Equity                             2.65%         N/A            7.49%
Goldman Sachs VIT CORE U.S. Equity                                 -13.52%        N/A            0.65%
Goldman Sachs VIT Global Income                                     2.92%         N/A            1.13%
Goldman Sachs VIT Internet Tollkeeper                                N/A          N/A             N/A
LSA Diversified Mid-Cap                                              N/A          N/A             N/A
LSA Focused Equity                                                   N/A          N/A             N/A
LSA Growth Equity                                                    N/A          N/A             N/A
MFS Emerging Growth - Service Class                                  N/A          N/A             N/A
MFS Investors Trust - Service Class                                  N/A          N/A             N/A
MFS New Discovery - Service Class                                    N/A          N/A             N/A
MFS Research - Service Class                                         N/A          N/A             N/A
MFS Utilities - Service Class                                        N/A          N/A             N/A
Oppenheimer Aggressive Growth                                      -32.50%        N/A            -9.41%
Oppenheimer Capital Appreciation                                   -14.15%        N/A            0.85%
Oppenheimer Global Securities                                      -13.62%        N/A            7.43%
Oppenheimer Main Street Growth & Income                            -11.77%        N/A            -7.15%
Oppenheimer Stategic Bond                                           2.97%         N/A            2.46%
Putnam Growth and Income                                             N/A          N/A             N/A
Putnam Growth Opportunities                                          N/A          N/A             N/A
Putnam Health Sciences                                               N/A          N/A             N/A
Putnam International Growth                                          N/A          N/A             N/A
Putnam New Value                                                     N/A          N/A             N/A
Putnam Research                                                      N/A          N/A             N/A
Van Kampen UIF Core Plus Fixed Income                               5.70%         N/A            4.59%
Van Kampen UIF Global Value Equity                                 -8.71%         N/A            2.04%
Van Kampen UIF Mid Cap Value                                       -4.89%         N/A            9.81%
Van Kampen UIF U.S. Real Estate                                     7.55%         N/A            9.04%
Van Kampen UIF Value                                               -2.32%         N/A            4.63%

*The inception dates of the Variable Sub-Accounts appear in the first table under Standardized Total Returns.

**Performance figures are not annualized.

(With the Enhanced Death Benefit Rider and Income Benefit Rider)
Non-Standerdized Performance
                                              Performance as of 12/31/01
Variable Sub-Account                                               1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                           N/A          N/A             N/A
AIM V.I. Balanced                                                  -13.23%        N/A            0.67%
AIM V.I. Capital Appreciation                                      -24.85%        N/A            3.42%
AIM V.I. Core Growth                                               -24.41%        N/A            1.64%
AIM V.I. Dent Demographic Trends                                     N/A          N/A             N/A
AIM V.I. Diversified Income                                         1.48%         N/A            -0.82%
AIM V.I. Growth                                                    -35.24%        N/A            -2.76%
AIM V.I. International Growth                                      -25.09%        N/A            -1.75%
AIM V.I. Premier Equity                                            -14.35%        N/A            4.85%
Dreyfus Socially Responsible Growth                                -24.16%        N/A            2.27%
Dreyfus Stock Index                                                -13.97%        N/A            3.60%
Dreyfus VIF - Growth & Income                                      -7.77%         N/A            3.33%
Dreyfus VIF - Money Market                                          1.85%         N/A            2.79%
Fidelity VIP Asset Manager: Growth - Service Class 2                 N/A          N/A             N/A
Fidelity VIP Contrafund - Service Class 2                            N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                         N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                           N/A          N/A             N/A
Franklin Global Health Care - Class 2                                N/A          N/A             N/A
Franklin Small Cap - Class 2                                       -16.98%        N/A            2.28%
Franklin Technology Securities - Class 2                             N/A          N/A             N/A
Mutual Shares Securities - Class 2                                  4.86%         N/A            7.44%
Templeton Developing Markets Securities - Class 2                  -9.96%         N/A           -13.61%
Templeton Foreign Securities - Class 2                             -17.71%        N/A            -5.47%
Goldman Sachs VIT CORE Small Cap Equity                             2.40%         N/A            7.22%
Goldman Sachs VIT CORE U.S. Equity                                 -13.74%        N/A            0.40%
Goldman Sachs VIT Global Income                                     2.67%         N/A            0.88%
Goldman Sachs VIT Internet Tollkeeper                                N/A          N/A             N/A
LSA Diversified Mid-Cap                                              N/A          N/A             N/A
LSA Focused Equity                                                   N/A          N/A             N/A
LSA Growth Equity                                                    N/A          N/A             N/A
MFS Emerging Growth - Service Class                                  N/A          N/A             N/A
MFS Investors Trust - Service Class                                  N/A          N/A             N/A
MFS New Discovery - Service Class                                    N/A          N/A             N/A
MFS Research - Service Class                                         N/A          N/A             N/A
MFS Utilities - Service Class                                        N/A          N/A             N/A
Oppenheimer Aggressive Growth                                      -32.67%        N/A            -9.64%
Oppenheimer Capital Appreciation                                   -14.36%        N/A            0.60%
Oppenheimer Global Securities                                      -13.83%        N/A            7.16%
Oppenheimer Main Street Growth & Income                            -11.99%        N/A            -7.38%
Oppenheimer Stategic Bond                                           2.71%         N/A            2.20%
Putnam Growth and Income                                             N/A          N/A             N/A
Putnam Growth Opportunities                                          N/A          N/A             N/A
Putnam Health Sciences                                               N/A          N/A             N/A
Putnam International Growth                                          N/A          N/A             N/A
Putnam New Value                                                     N/A          N/A             N/A
Putnam Research                                                      N/A          N/A             N/A
Van Kampen UIF Core Plus Fixed Income                               5.43%         N/A            4.32%
Van Kampen UIF Global Value Equity                                 -8.94%         N/A            1.78%
Van Kampen UIF Mid Cap Value                                       -5.13%         N/A            9.54%
Van Kampen UIF U.S. Real Estate                                     7.28%         N/A            8.76%
Van Kampen UIF Value                                               -2.56%         N/A            4.37%

*The inception dates of the Variable Sub-Accounts appear in the first table under Standardized Total Returns.

**Performance figures are not annualized.

(With Enhanced Earnings Death Benefit)Non-Standerdized Performance
Non-Standerdized Performance
                                                                  Performance as of 12/31/01
Variable Sub-Account                                                              1 Year        5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                                            N/A          N/A              N/A
AIM V.I. Balanced                                                                   -13.14%        N/A             0.77%
AIM V.I. Capital Appreciation                                                       -24.82%        N/A             3.67%
AIM V.I. Core Growth                                                                -24.38%        N/A             1.88%
AIM V.I. Dent Demographic Trends                                                      N/A          N/A              N/A
AIM V.I. Diversified Income                                                          1.64%         N/A            -0.68%
AIM V.I. Growth                                                                     -35.26%        N/A            -2.54%
AIM V.I. International Growth                                                       -25.07%        N/A            -1.55%
AIM V.I. Premier Equity                                                             -14.27%        N/A             5.10%
Dreyfus Socially Responsible Growth                                                 -24.12%        N/A             2.48%
Dreyfus Stock Index                                                                 -13.89%        N/A             3.83%
Dreyfus VIF - Growth & Income                                                       -7.65%         N/A             3.51%
Dreyfus VIF - Money Market                                                           2.02%         N/A             2.94%
Fidelity VIP Asset Manager: Growth - Service Class 2                                  N/A          N/A              N/A
Fidelity VIP Contrafund - Service Class 2                                             N/A          N/A              N/A
Fidelity VIP Equity-Income - Service Class 2                                          N/A          N/A              N/A
Fidelity VIP Growth - Service Class 2                                                 N/A          N/A              N/A
Fidelity VIP High Income - Service Class 2                                            N/A          N/A              N/A
Franklin Global Health Care - Class 2                                                 N/A          N/A              N/A
Franklin Small Cap - Class 2                                                        -16.91%        N/A             2.40%
Franklin Technology Securities - Class 2                                              N/A          N/A              N/A
Mutual Shares Securities - Class 2                                                   5.04%         N/A             7.50%
Templeton Developing Markets Securities - Class 2                                   -9.85%         N/A            -13.65%
Templeton Foreign Securities - Class 2                                              -17.65%        N/A            -5.44%
Goldman Sachs VIT CORE Small Cap Equity                                              2.56%         N/A             7.35%
Goldman Sachs VIT CORE U.S. Equity                                                  -13.65%        N/A             0.51%
Goldman Sachs VIT Global Income                                                      2.83%         N/A             0.93%
Goldman Sachs VIT Internet Tollkeeper                                                 N/A          N/A              N/A
LSA Diversified Mid-Cap                                                               N/A          N/A              N/A
LSA Focused Equity                                                                    N/A          N/A              N/A
LSA Growth Equity                                                                     N/A          N/A              N/A
MFS Emerging Growth - Service Class                                                   N/A          N/A              N/A
MFS Investors Trust - Service Class                                                   N/A          N/A              N/A
MFS New Discovery - Service Class                                                     N/A          N/A              N/A
MFS Research - Service Class                                                          N/A          N/A              N/A
MFS Utilities - Service Class                                                         N/A          N/A              N/A
Oppenheimer Aggressive Growth                                                       -32.68%        N/A            -9.59%
Oppenheimer Capital Appreciation                                                    -14.28%        N/A             0.67%
Oppenheimer Global Securities                                                       -13.75%        N/A             7.29%
Oppenheimer Main Street Growth & Income                                             -11.90%        N/A            -7.39%
Oppenheimer Stategic Bond                                                            2.88%         N/A             2.23%
Putnam Growth and Income                                                              N/A          N/A              N/A
Putnam Growth Opportunities                                                           N/A          N/A              N/A
Putnam Health Sciences                                                                N/A          N/A              N/A
Putnam International Growth                                                           N/A          N/A              N/A
Putnam New Value                                                                      N/A          N/A              N/A
Putnam Research                                                                       N/A          N/A              N/A
Van Kampen UIF Core Plus Fixed Income                                                5.61%         N/A             4.40%
Van Kampen UIF Global Value Equity                                                  -8.83%         N/A             1.87%
Van Kampen UIF Mid Cap Value                                                        -5.00%         N/A             9.70%
Van Kampen UIF U.S. Real Estate                                                      7.47%         N/A             8.87%
Van Kampen UIF Value                                                                -2.42%         N/A             4.45%

*The inception dates of the Variable Sub-Accounts appear in the first table under Standardized Total Returns.

**Performance figures are not annualized.

(With the Enhanced Earnings Death Benefit RIder, and the Enhanced Death Benefit Rider or the Income Benefit Rider)
Non-Standerdized Performance
                                                                        Performance as of 12/31/01
Variable Sub-Account                                                         1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                                     N/A          N/A             N/A
AIM V.I. Balanced                                                            -13.36%        N/A            0.52%
AIM V.I. Capital Appreciation                                                -25.01%        N/A            3.40%
AIM V.I. Core Growth                                                         -24.57%        N/A            1.62%
AIM V.I. Dent Demographic Trends                                               N/A          N/A             N/A
AIM V.I. Diversified Income                                                   1.38%         N/A           -0.93%
AIM V.I. Growth                                                              -35.42%        N/A           -2.79%
AIM V.I. International Growth                                                -25.26%        N/A           -1.80%
AIM V.I. Premier Equity                                                      -14.48%        N/A            4.84%
Dreyfus Socially Responsible Growth                                          -24.32%        N/A            2.22%
Dreyfus Stock Index                                                          -14.11%        N/A            3.57%
Dreyfus VIF - Growth & Income                                                -7.89%         N/A            3.25%
Dreyfus VIF - Money Market                                                    1.76%         N/A            2.68%
Fidelity VIP Asset Manager: Growth - Service Class 2                           N/A          N/A             N/A
Fidelity VIP Contrafund - Service Class 2                                      N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                                   N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                          N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                                     N/A          N/A             N/A
Franklin Global Health Care - Class 2                                          N/A          N/A             N/A
Franklin Small Cap - Class 2                                                 -17.12%        N/A            2.14%
Franklin Technology Securities - Class 2                                       N/A          N/A             N/A
Mutual Shares Securities - Class 2                                            4.77%         N/A            7.23%
Templeton Developing Markets Securities - Class 2                            -10.08%        N/A           -13.87%
Templeton Foreign Securities - Class 2                                       -17.85%        N/A           -5.68%
Goldman Sachs VIT CORE Small Cap Equity                                       2.30%         N/A            7.08%
Goldman Sachs VIT CORE U.S. Equity                                           -13.87%        N/A            0.26%
Goldman Sachs VIT Global Income                                               2.57%         N/A            0.67%
Goldman Sachs VIT Internet Tollkeeper                                          N/A          N/A             N/A
LSA Diversified Mid-Cap                                                        N/A          N/A             N/A
LSA Focused Equity                                                             N/A          N/A             N/A
LSA Growth Equity                                                              N/A          N/A             N/A
MFS Emerging Growth - Service Class                                            N/A          N/A             N/A
MFS Investors Trust - Service Class                                            N/A          N/A             N/A
MFS New Discovery - Service Class                                              N/A          N/A             N/A
MFS Research - Service Class                                                   N/A          N/A             N/A
MFS Utilities - Service Class                                                  N/A          N/A             N/A
Oppenheimer Aggressive Growth                                                -32.85%        N/A           -9.82%
Oppenheimer Capital Appreciation                                             -14.50%        N/A            0.42%
Oppenheimer Global Securities                                                -13.97%        N/A            7.02%
Oppenheimer Main Street Growth & Income                                      -12.12%        N/A           -7.62%
Oppenheimer Stategic Bond                                                     2.62%         N/A            1.98%
Putnam Growth and Income                                                       N/A          N/A             N/A
Putnam Growth Opportunities                                                    N/A          N/A             N/A
Putnam Health Sciences                                                         N/A          N/A             N/A
Putnam International Growth                                                    N/A          N/A             N/A
Putnam New Value                                                               N/A          N/A             N/A
Putnam Research                                                                N/A          N/A             N/A
Van Kampen UIF Core Plus Fixed Income                                         5.35%         N/A            4.14%
Van Kampen UIF Global Value Equity                                           -9.06%         N/A            1.62%
Van Kampen UIF Mid Cap Value                                                 -5.24%         N/A            9.43%
Van Kampen UIF U.S. Real Estate                                               7.20%         N/A            8.59%
Van Kampen UIF Value                                                         -2.67%         N/A            4.19%

*The inception dates of the Variable Sub-Accounts appear in the first table under Standardized Total Returns.

**Performance figures are not annualized.

(With Income Benefit, Enhanced Death Benefit and Enhanced Earnings Death Benefit)
Non-Standerdized Performance
                                                                      Performance as of 12/31/01
Variable Sub-Account                                                      1 Year        5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                                  N/A          N/A              N/A
AIM V.I. Balanced                                                         -13.58%        N/A             0.27%
AIM V.I. Capital Appreciation                                             -25.20%        N/A             3.14%
AIM V.I. Core Growth                                                      -24.76%        N/A             1.37%
AIM V.I. Dent Demographic Trends                                            N/A          N/A              N/A
AIM V.I. Diversified Income                                                1.13%         N/A            -1.18%
AIM V.I. Growth                                                           -35.59%        N/A            -3.03%
AIM V.I. International Growth                                             -25.44%        N/A            -2.04%
AIM V.I. Premier Equity                                                   -14.70%        N/A             4.57%
Dreyfus Socially Responsible Growth                                       -24.51%        N/A             1.96%
Dreyfus Stock Index                                                       -14.32%        N/A             3.31%
Dreyfus VIF - Growth & Income                                             -8.12%         N/A             2.99%
Dreyfus VIF - Money Market                                                 1.50%         N/A             2.42%
Fidelity VIP Asset Manager: Growth - Service Class 2                        N/A          N/A              N/A
Fidelity VIP Contrafund - Service Class 2                                   N/A          N/A              N/A
Fidelity VIP Equity-Income - Service Class 2                                N/A          N/A              N/A
Fidelity VIP Growth - Service Class 2                                       N/A          N/A              N/A
Franklin Global Health Care - Class 2                                       N/A          N/A              N/A
Franklin Small Cap - Class 2                                              -17.33%        N/A             1.88%
Franklin Technology Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class 2                                         4.51%         N/A             6.96%
Templeton Developing Markets Securities - Class 2                         -10.31%        N/A            -14.09%
Templeton Foreign Securities - Class 2                                    -18.06%        N/A            -5.92%
Fidelity VIP High Income - Service Class 2                                  N/A          N/A              N/A
Goldman Sachs VIT CORE Small Cap Equity                                    2.05%         N/A             6.81%
Goldman Sachs VIT CORE U.S. Equity                                        -14.09%        N/A             0.01%
Goldman Sachs VIT Global Income                                            2.32%         N/A             0.42%
Goldman Sachs VIT Internet Tollkeeper                                       N/A          N/A              N/A
LSA Diversified Mid-Cap                                                     N/A          N/A              N/A
LSA Focused Equity                                                          N/A          N/A              N/A
LSA Growth Equity                                                           N/A          N/A              N/A
MFS Emerging Growth - Service Class                                         N/A          N/A              N/A
MFS Investors Trust - Service Class                                         N/A          N/A              N/A
MFS New Discovery - Service Class                                           N/A          N/A              N/A
MFS Research - Service Class                                                N/A          N/A              N/A
MFS Utilities - Service Class                                               N/A          N/A              N/A
Oppenheimer Aggressive Growth                                             -33.02%        N/A            -10.05%
Oppenheimer Capital Appreciation                                          -14.71%        N/A             0.17%
Oppenheimer Global Securities                                             -14.18%        N/A             6.75%
Oppenheimer Main Street Growth & Income                                   -12.34%        N/A            -7.85%
Oppenheimer Stategic Bond                                                  2.36%         N/A             1.72%
Putnam Growth and Income                                                    N/A          N/A              N/A
Putnam Growth Opportunities                                                 N/A          N/A              N/A
Putnam Health Sciences                                                      N/A          N/A              N/A
Putnam International Growth                                                 N/A          N/A              N/A
Putnam New Value                                                            N/A          N/A              N/A
Putnam Research                                                             N/A          N/A              N/A
Van Kampen UIF Core Plus Fixed Income                                      5.08%         N/A             3.88%
Van Kampen UIF Global Value Equity                                        -9.29%         N/A             1.36%
Van Kampen UIF Mid Cap Value                                              -5.48%         N/A             9.15%
Van Kampen UIF U.S. Real Estate                                            6.93%         N/A             8.32%
Van Kampen UIF Value                                                      -2.91%         N/A             3.93%

*The inception dates of the Variable Sub-Accounts appear in the first table under Standardized Total Returns.

**Performance figures are not annualized.

ADJUSTED HISTORICAL

Set out  below are the  adjusted  historical  total  returns  for each  Variable
Sub-Account since the Portfolio's inception through December 31, 2001. We calculate "adjusted historical total returns" using the historical performance of the underlying Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract.

The adjusted historical performance figures for the Franklin Small Cap (Class 2) and Mutual Shares Securities (Class 2) Variable Sub-Accounts are based on the historical performance of the Franklin Small Cap (Initial Class) and Mutual
Shares Securities (Initial Class) Portfolios. These figures do not reflect the performance of predecessor Variable Sub-Accounts prior to May 1, 2000.

Effective May 1, 2001, the MFS Growth with Income Series changed its name to MFS
Investors  Trust  Series  to  reflect   changes  in  its  investment   policies.
Performance  shown for the MFS Investors  Trust Series  Sub-Account  is based on performance  of the Portfolio,  which  reflects the  investment  policies of the
Portfolio in effect during the periods shown.

The inception dates of the Portfolios are as follows:

Variable Sub-Account                                 Inception Date of Corresponding Portfolio
 AIM V.I. Aggressive Growth                                       05/01/98
AIM V.I. Balanced                                                05/01/98
AIM V.I. Capital Appreciation                                    05/05/93
AIM V.I. Core Growth                                             05/02/94
AIM V.I. Dent Demographic Trends                                 12/29/99
AIM V.I. Diversified Income                                      05/05/93
AIM V.I. Growth                                                  05/05/93
AIM V.I. International Growth                                    05/05/93
AIM V.I. Premier Equity                                          05/05/93
Dreyfus Socially Responsible Growth                              09/30/93
Dreyfus Stock Index                                              09/29/89
Dreyfus VIF - Growth & Income                                    04/30/94
Dreyfus VIF - Money Market                                       08/31/90
Fidelity VIP Asset Manager: Growth - Service Class 2             01/04/95
Fidelity VIP Contrafund - Service Class 2                        01/04/95
Fidelity VIP Equity-Income - Service Class 2                     10/10/86
Fidelity VIP Growth - Service Class 2                            10/10/86
Fidelity VIP High Income - Service Class 2                       09/20/85
Franklin Global Health Care - Class 2                            04/30/98
Franklin Small Cap - Class 2                                     10/31/95
Franklin Technology Securities - Class 2                         05/31/00
Mutual Shares Securities - Class 2                               11/08/96
Templeton Developing Markets Securities - Class 2                03/04/96
Templeton Foreign Securities - Class 2                           05/01/92
Goldman Sachs VIT CORE Small Cap Equity                          02/13/98
Goldman Sachs VIT CORE U.S. Equity                               02/13/98
Goldman Sachs VIT Global Income                                  01/12/98
Goldman Sachs VIT Internet Tollkeeper                            04/28/00
LSA Diversified Mid-Cap                                          08/14/01
LSA Focused Equity                                               10/01/99
LSA Growth Equity                                                10/01/99
MFS Emerging Growth - Service Class                              07/24/95
MFS Investors Trust - Service Class                              10/09/95
MFS New Discovery - Service Class                                05/01/98
MFS Research - Service Class                                     07/26/95
MFS Utilities - Service Class                                    01/03/95
Oppenheimer Aggressive Growth                                    08/15/86
Oppenheimer Capital Appreciation                                 04/03/85
Oppenheimer Global Securities                                    11/12/90
Oppenheimer Main Street Growth & Income                          07/05/95
Oppenheimer Stategic Bond                                        05/03/93
Putnam Growth and Income                                         02/01/88
Putnam Growth Opportunities                                      01/31/00
Putnam Health Sciences                                           04/30/98
Putnam International Growth                                      01/02/97
Putnam New Value                                                 01/02/97
Putnam Research                                                  09/29/98
Van Kampen UIF Core Plus Fixed Income                            01/02/97
Van Kampen UIF Global Value Equity                               01/02/97
Van Kampen UIF Mid Cap Value                                     01/02/97
Van Kampen UIF U.S. Real Estate                                  03/04/97
Van Kampen UIF Value                                             01/02/97


* The Portfolios' Service Class 2 shares ("12b-1 class")  corresponding to these
Variable Sub-Accounts were first offered on January 12, 2000. This share class has a Rule 12b-1 fee of 0.25%. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Initial Class shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.

** The  Portfolios'  Class 2  shares  ("12b-1  class")  corresponding  to  these
Variable Sub-Accounts were first offered on January 6, 1999. This share class has a Rule 12b-1 fee of 0.25%. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class I shares
("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios'
12b-1 class. The inception dates for the Portfolios are as shown above..

*** The Portfolios' Service Class shares ("12b-1 class")  corresponding to these
Variable Sub-Accounts were first offered on May 1, 2000. This share class has a Rule 12b-1 fee of 0.20%. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Initial Class shares
("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios'
12b-1 class. The inception dates for the Portfolios are as shown above.

**** The Portfolios' Class IB shares ("12b-1 class") corresponding to the Putnam
VT Growth and Income, Growth Opportunities,  International Growth, New Value and
Research Variable  Sub-Accounts were first offered on April 6, 1998, January 31,
2000, April 6, 1998, April 30, 1998, and September 30, 1998, respectively. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class IA shares "non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.



(Without the Enhanced  Death  Benefit  Rider,  the Income  Benefit  Rider or the
Enhanced Earnings Death Benefit Rider)
Adjusted Historical Performance
                                              Performance as of 12/31/01
Variable Sub-Account                                               1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                         -27.28%        N/A            0.50%
AIM V.I. Balanced                                                  -12.87%        N/A            2.06%
AIM V.I. Capital Appreciation                                      -24.55%       4.31%           9.97%
AIM V.I. Core Growth                                               -24.11%       5.57%           9.59%
AIM V.I. Dent Demographic Trends                                   -33.05%        N/A           -26.41%
AIM V.I. Diversified Income                                         1.91%        1.35%           3.35%
AIM V.I. Growth                                                    -34.99%       2.22%           7.08%
AIM V.I. International Growth                                      -24.79%      -0.12%           5.15%
AIM V.I. Premier Equity                                            -13.99%       7.94%           11.61%
Dreyfus Socially Responsible Growth                                -23.85%       5.71%           10.20%
Dreyfus Stock Index                                                -13.62%       8.58%           10.69%
Dreyfus VIF - Growth & Income                                      -7.38%        5.36%           11.99%
Dreyfus VIF - Money Market                                          2.29%        3.20%           3.02%
Fidelity VIP Asset Manager: Growth - Service Class 2               -9.17%        4.49%           8.54%
Fidelity VIP Contrafund - Service Class 2                          -13.90%       8.38%           13.63%
Fidelity VIP Equity-Income - Service Class 2                       -6.77%        7.33%           11.51%
Fidelity VIP Growth - Service Class 2                              -19.22%       9.56%           11.30%
Fidelity VIP High Income - Service Class 2                         -13.37%      -5.46%           3.31%
Franklin Global Health Care - Class 2                              -14.48%        N/A            9.19%
Franklin Small Cap - Class 2                                       -16.64%       8.65%           11.48%
Franklin Technology Securities - Class 2                           -30.75%        N/A           -30.38%
Mutual Shares Securities - Class 2                                  5.31%        8.30%           8.71%
Templeton Developing Markets Securities - Class 2                  -9.58%       -13.27%         -12.62%
Templeton Foreign Securities - Class 2                             -17.37%       2.94%           7.77%
Goldman Sachs VIT CORE Small Cap Equity                             2.84%         N/A            1.51%
Goldman Sachs VIT CORE U.S. Equity                                 -13.38%        N/A            1.51%
Goldman Sachs VIT Global Income                                     3.11%         N/A            2.30%
Goldman Sachs VIT Internet Tollkeeper                              -34.78%        N/A           -38.87%
LSA Diversified Mid-Cap                                              N/A          N/A             N/A
LSA Focused Equity                                                 -16.82%        N/A            -6.12%
LSA Growth Equity                                                  -15.65%        N/A            -3.91%
MFS Emerging Growth - Service Class                                -34.73%       5.97%           9.45%
MFS Investors Trust - Service Class                                -17.48%       5.11%           8.53%
MFS New Discovery - Service Class                                  -6.85%         N/A            11.94%
MFS Research - Service Class                                       -22.68%       3.38%           7.13%
MFS Utilities - Service Class                                      -25.69%       4.15%           7.78%
Oppenheimer Aggressive Growth                                      -32.41%       5.35%           10.01%
Oppenheimer Capital Appreciation                                   -14.01%      12.38%           13.39%
Oppenheimer Global Securities                                      -13.48%      13.57%           12.11%
Oppenheimer Main Street Growth & Income                            -11.63%       5.01%           11.86%
Oppenheimer Stategic Bond                                           3.15%        2.68%           3.91%
Putnam Growth and Income                                           -7.92%        6.22%           10.03%
Putnam Growth Opportunities                                        -33.22%        N/A           -29.45%
Putnam Health Sciences                                             -21.07%        N/A            2.72%
Putnam International Growth                                        -21.92%        N/A            7.82%
Putnam New Value                                                    1.64%         N/A            7.83%
Putnam Research                                                    -20.17%        N/A            4.34%
Van Kampen UIF Core Plus Fixed Income                               5.88%         N/A            5.53%
Van Kampen UIF Global Value Equity                                 -8.56%         N/A            6.26%
Van Kampen UIF Mid Cap Value                                       -4.73%         N/A            14.19%
Van Kampen UIF U.S. Real Estate                                     7.74%         N/A            6.00%
Van Kampen UIF Value                                               -2.15%         N/A            5.99%

+ The inception  dates of the  Variable  Sub-Accounts  appear in the first  table under "Adjusted Historical Total Returns."
     above.

*The Performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

**Performance figures are not annualized.

(With the Enhanced Death Benefit Rider or the Income Benefit Rider)
Adjusted Historical Performance

                                              Performance as of 12/31/01
Variable Sub-Account                                             1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                         -27.47%        N/A            0.25%
AIM V.I. Balanced                                                  -13.09%        N/A            1.81%
AIM V.I. Capital Appreciation                                      -24.74%       4.05%           9.70%
AIM V.I. Core Growth                                               -24.30%       5.30%           9.31%
AIM V.I. Dent Demographic Trends                                   -33.22%        N/A           -26.60%
AIM V.I. Diversified Income                                         1.66%        1.10%           3.10%
AIM V.I. Growth                                                    -35.15%       1.97%           6.82%
AIM V.I. International Growth                                      -24.98%      -0.37%           4.88%
AIM V.I. Premier Equity                                            -14.21%       7.67%           11.33%
Dreyfus Socially Responsible Growth                                -24.04%       5.44%           9.93%
Dreyfus Stock Index                                                -13.83%       8.31%           10.42%
Dreyfus VIF - Growth & Income                                      -7.61%        5.10%           11.72%
Dreyfus VIF - Money Market                                          2.03%        2.95%           2.77%
Fidelity VIP Asset Manager: Growth - Service Class 2               -9.40%        4.23%           8.27%
Fidelity VIP Contrafund - Service Class 2                          -14.12%       8.11%           13.34%
Fidelity VIP Equity-Income - Service Class 2                       -7.00%        7.07%           11.23%
Fidelity VIP Growth - Service Class 2                              -19.42%       9.29%           11.02%
Fidelity VIP High Income - Service Class 2                         -13.59%      -5.69%           3.05%
Franklin Global Health Care - Class 2                              -14.69%        N/A            8.92%
Franklin Small Cap - Class 2                                       -16.85%       8.38%           11.21%
Franklin Technology Securities - Class 2                           -30.93%        N/A           -30.55%
Mutual Shares Securities - Class 2                                  5.05%        8.03%           8.44%
Templeton Developing Markets Securities - Class 2                  -9.81%       -13.48%         -12.84%
Templeton Foreign Securities - Class 2                             -17.58%       2.68%           7.50%
Goldman Sachs VIT CORE Small Cap Equity                             2.58%         N/A            1.25%
Goldman Sachs VIT CORE U.S. Equity                                 -13.60%        N/A            1.26%
Goldman Sachs VIT Global Income                                     2.85%         N/A            2.05%
Goldman Sachs VIT Internet Tollkeeper                              -34.94%        N/A           -39.02%
LSA Diversified Mid-Cap                                              N/A          N/A             N/A
LSA Focused Equity                                                 -17.03%        N/A            -6.36%
LSA Growth Equity                                                  -15.86%        N/A            -4.15%
MFS Emerging Growth - Service Class                                -34.89%       5.71%           9.18%
MFS Investors Trust - Service Class                                -17.68%       4.84%           8.25%
MFS New Discovery - Service Class                                  -7.08%         N/A            11.66%
MFS Research - Service Class                                       -22.88%       3.12%           6.86%
MFS Utilities - Service Class                                      -25.88%       3.89%           7.51%
Oppenheimer Aggressive Growth                                      -32.58%       5.09%           9.73%
Oppenheimer Capital Appreciation                                   -14.22%      12.09%           13.10%
Oppenheimer Global Securities                                      -13.69%      13.29%           11.82%
Oppenheimer Main Street Growth & Income                            -11.85%       4.75%           11.58%
Oppenheimer Stategic Bond                                           2.89%        2.42%           3.65%
Putnam Growth and Income                                           -8.15%        5.95%           9.75%
Putnam Growth Opportunities                                        -33.39%        N/A           -29.63%
Putnam Health Sciences                                             -21.27%        N/A            2.46%
Putnam International Growth                                        -22.12%        N/A            7.55%
Putnam New Value                                                    1.39%         N/A            7.56%
Putnam Research                                                    -20.37%        N/A            4.08%
Van Kampen UIF Core Plus Fixed Income                               5.62%         N/A            5.27%
Van Kampen UIF Global Value Equity                                 -8.79%         N/A            6.00%
Van Kampen UIF Mid Cap Value                                       -4.96%         N/A            13.91%
Van Kampen UIF U.S. Real Estate                                     7.47%         N/A            5.73%
Van Kampen UIF Value                                               -2.39%         N/A            5.73%

+ The inception  dates of the  Variable  Sub-Accounts  appear in the first  table under "Adjusted Historical Total Returns."
     above.

*The Performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

**Performance figures are not annualized.

(With the Enhanced Death Benefit Rider and Income Benefit Rider)
Adjusted Historical Performance

                                              Performance as of 12/31/01
Variable Sub-Account                                               1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                         -27.65%        N/A            0.00%
AIM V.I. Balanced                                                  -13.31%        N/A            1.55%
AIM V.I. Capital Appreciation                                      -24.93%       3.79%           9.42%
AIM V.I. Core Growth                                               -24.49%       5.04%           9.04%
AIM V.I. Dent Demographic Trends                                   -33.38%        N/A           -26.78%
AIM V.I. Diversified Income                                         1.40%        0.84%           2.84%
AIM V.I. Growth                                                    -35.31%       1.71%           6.55%
AIM V.I. International Growth                                      -25.17%      -0.62%           4.62%
AIM V.I. Premier Equity                                            -14.43%       7.41%           11.05%
Dreyfus Socially Responsible Growth                                -24.23%       5.18%           9.65%
Dreyfus Stock Index                                                -14.05%       8.04%           10.14%
Dreyfus VIF - Growth & Income                                      -7.85%        4.84%           11.44%
Dreyfus VIF - Money Market                                          1.77%        2.69%           2.51%
Fidelity VIP Asset Manager: Growth - Service Class 2               -9.63%        3.97%           8.00%
Fidelity VIP Contrafund - Service Class 2                          -14.33%       7.84%           13.06%
Fidelity VIP Equity-Income - Service Class 2                       -7.24%        6.80%           10.95%
Fidelity VIP Growth - Service Class 2                              -19.62%       9.01%           10.74%
Fidelity VIP High Income - Service Class 2                         -13.81%      -5.93%           2.79%
Franklin Global Health Care - Class 2                              -14.91%        N/A            8.64%
Franklin Small Cap - Class 2                                       -17.06%       8.11%           10.93%
Franklin Technology Securities - Class 2                           -31.10%        N/A           -30.73%
Mutual Shares Securities - Class 2                                  4.78%        7.76%           8.17%
Templeton Developing Markets Securities - Class 2                  -10.03%      -13.70%         -13.06%
Templeton Foreign Securities - Class 2                             -17.79%       2.42%           7.23%
Goldman Sachs VIT CORE Small Cap Equity                             2.32%         N/A            1.00%
Goldman Sachs VIT CORE U.S. Equity                                 -13.82%        N/A            1.01%
Goldman Sachs VIT Global Income                                     2.59%         N/A            1.79%
Goldman Sachs VIT Internet Tollkeeper                              -35.10%        N/A           -39.18%
LSA Diversified Mid-Cap                                              N/A          N/A             N/A
LSA Focused Equity                                                 -17.23%        N/A            -6.59%
LSA Growth Equity                                                  -16.08%        N/A            -4.39%
MFS Emerging Growth - Service Class                                -35.05%       5.44%           8.90%
MFS Investors Trust - Service Class                                -17.89%       4.58%           7.98%
MFS New Discovery - Service Class                                  -7.32%         N/A            11.38%
MFS Research - Service Class                                       -23.07%       2.87%           6.59%
MFS Utilities - Service Class                                      -26.07%       3.63%           7.24%
Oppenheimer Aggressive Growth                                      -32.75%       4.83%           9.46%
Oppenheimer Capital Appreciation                                   -14.44%      11.81%           12.82%
Oppenheimer Global Securities                                      -13.91%      13.00%           11.55%
Oppenheimer Main Street Growth & Income                            -12.07%       4.48%           11.30%
Oppenheimer Stategic Bond                                           2.63%        2.17%           3.39%
Putnam Growth and Income                                           -8.38%        5.68%           9.48%
Putnam Growth Opportunities                                        -33.56%        N/A           -29.80%
Putnam Health Sciences                                             -21.47%        N/A            2.21%
Putnam International Growth                                        -22.31%        N/A            7.29%
Putnam New Value                                                    1.13%         N/A            7.29%
Putnam Research                                                    -20.57%        N/A            3.82%
Van Kampen UIF Core Plus Fixed Income                               5.35%         N/A            5.01%
Van Kampen UIF Global Value Equity                                 -9.02%         N/A            5.73%
Van Kampen UIF Mid Cap Value                                       -5.20%         N/A            13.62%
Van Kampen UIF U.S. Real Estate                                     7.20%         N/A            5.47%
Van Kampen UIF Value                                               -2.64%         N/A            5.46%

+ The inception  dates of the  Variable  Sub-Accounts  appear in the first  table under "Adjusted Historical Total Returns."
     above.

*The Performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

**Performance figures are not annualized.

(With Enhanced Earnings Death Benefit)
Adjusted Historical Performance

                                              Performance as of 12/31/01
Variable Sub-Account                                               1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                         -27.63%        N/A            0.17%
AIM V.I. Balanced                                                  -13.22%        N/A            1.73%
AIM V.I. Capital Appreciation                                      -24.90%       4.05%           9.76%
AIM V.I. Core Growth                                               -24.46%       5.32%           9.36%
AIM V.I. Dent Demographic Trends                                   -33.40%        N/A           -26.94%
AIM V.I. Diversified Income                                         1.56%        1.02%           3.04%
AIM V.I. Growth                                                    -35.34%       1.98%           6.85%
AIM V.I. International Growth                                      -25.14%      -0.41%           4.90%
AIM V.I. Premier Equity                                            -14.34%       7.70%           11.39%
Dreyfus Socially Responsible Growth                                -24.20%       5.46%           9.96%
Dreyfus Stock Index                                                -13.97%       8.34%           10.47%
Dreyfus VIF - Growth & Income                                      -7.73%        5.08%           11.77%
Dreyfus VIF - Money Market                                          1.94%        2.87%           2.71%
Fidelity VIP Asset Manager: Growth - Service Class 2               -9.52%        4.22%           8.31%
Fidelity VIP Contrafund - Service Class 2                          -14.25%       8.13%           13.44%
Fidelity VIP Equity-Income - Service Class 2                       -7.12%        7.06%           11.31%
Fidelity VIP Growth - Service Class 2                              -19.57%       9.33%           11.09%
Fidelity VIP High Income - Service Class 2                         -13.72%      -5.80%           3.08%
Franklin Global Health Care - Class 2                              -14.83%        N/A            8.84%
Franklin Small Cap - Class 2                                       -16.99%       8.39%           11.20%
Franklin Technology Securities - Class 2                           -31.10%        N/A           -30.84%
Mutual Shares Securities - Class 2                                  4.96%        8.00%           8.35%
Templeton Developing Markets Securities - Class 2                  -9.93%       -13.78%         -13.16%
Templeton Foreign Securities - Class 2                             -17.72%       2.65%           7.53%
Goldman Sachs VIT CORE Small Cap Equity                             2.49%         N/A            1.14%
Goldman Sachs VIT CORE U.S. Equity                                 -13.73%        N/A            1.20%
Goldman Sachs VIT Global Income                                     2.76%         N/A            1.95%
Goldman Sachs VIT Internet Tollkeeper                              -35.13%        N/A           -39.35%
LSA Diversified Mid-Cap                                              N/A          N/A             N/A
LSA Focused Equity                                                 -17.17%        N/A            -6.55%
LSA Growth Equity                                                  -16.00%        N/A            -4.34%
MFS Emerging Growth - Service Class                                -35.08%       5.74%           9.22%
MFS Investors Trust - Service Class                                -17.83%       4.85%           8.26%
MFS New Discovery - Service Class                                  -7.20%         N/A            11.63%
MFS Research - Service Class                                       -23.03%       3.12%           6.87%
MFS Utilities - Service Class                                      -26.04%       3.89%           7.56%
Oppenheimer Aggressive Growth                                      -32.76%       5.10%           9.80%
Oppenheimer Capital Appreciation                                   -14.36%      12.14%           13.18%
Oppenheimer Global Securities                                      -13.83%      13.33%           11.88%
Oppenheimer Main Street Growth & Income                            -11.98%       4.74%           11.64%
Oppenheimer Stategic Bond                                           2.80%        2.35%           3.60%
Putnam Growth and Income                                           -8.27%        5.94%           9.81%
Putnam Growth Opportunities                                        -33.57%        N/A           -29.87%
Putnam Health Sciences                                             -21.42%        N/A            2.37%
Putnam International Growth                                        -22.27%        N/A            7.57%
Putnam New Value                                                    1.29%         N/A            7.53%
Putnam Research                                                    -20.52%        N/A            3.99%
Van Kampen UIF Core Plus Fixed Income                               5.53%         N/A            5.22%
Van Kampen UIF Global Value Equity                                 -8.91%         N/A            5.98%
Van Kampen UIF Mid Cap Value                                       -5.08%         N/A            13.96%
Van Kampen UIF U.S. Real Estate                                     7.39%         N/A            5.65%
Van Kampen UIF Value                                               -2.50%         N/A            5.68%

+ The inception  dates of the  Variable  Sub-Accounts  appear in the first  table under "Adjusted Historical Total Returns."
     above.

*The Performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

**Performance figures are not annualized.

(With the Enhanced Earnings Death Benefit RIder, and the Enhanced Death Benefit Rider or the Income Benefit Rider)
Adjusted Historical Performance
                                                                      Performance as of 12/31/01
Variable Sub-Account                                                      1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                                -27.82%        N/A           -0.08%
AIM V.I. Balanced                                                         -13.44%        N/A            1.47%
AIM V.I. Capital Appreciation                                             -25.09%       3.79%           9.48%
AIM V.I. Core Growth                                                      -24.65%       5.06%           9.08%
AIM V.I. Dent Demographic Trends                                          -33.57%        N/A           -27.12%
AIM V.I. Diversified Income                                                1.31%        0.76%           2.78%
AIM V.I. Growth                                                           -35.50%       1.73%           6.58%
AIM V.I. International Growth                                             -25.33%      -0.66%           4.63%
AIM V.I. Premier Equity                                                   -14.56%       7.43%          11.11%
Dreyfus Socially Responsible Growth                                       -24.39%       5.20%           9.68%
Dreyfus Stock Index                                                       -14.18%       8.07%          10.20%
Dreyfus VIF - Growth & Income                                             -7.96%        4.82%          11.49%
Dreyfus VIF - Money Market                                                 1.68%        2.61%           2.45%
Fidelity VIP Asset Manager: Growth - Service Class 2                      -9.75%        3.95%           8.04%
Fidelity VIP Contrafund - Service Class 2                                 -14.47%       7.86%          13.15%
Fidelity VIP Equity-Income - Service Class 2                              -7.35%        6.79%          11.03%
Fidelity VIP Growth - Service Class 2                                     -19.77%       9.05%          10.81%
Fidelity VIP High Income - Service Class 2                                -13.94%      -6.04%           2.82%
Franklin Global Health Care - Class 2                                     -15.04%        N/A            8.57%
Franklin Small Cap - Class 2                                              -17.20%       8.12%          10.92%
Franklin Technology Securities - Class 2                                  -31.28%        N/A           -31.02%
Mutual Shares Securities - Class 2                                         4.70%        7.73%           8.08%
Templeton Developing Markets Securities - Class 2                         -10.16%      -14.00%         -13.38%
Templeton Foreign Securities - Class 2                                    -17.93%       2.39%           7.26%
Goldman Sachs VIT CORE Small Cap Equity                                    2.23%         N/A            0.88%
Goldman Sachs VIT CORE U.S. Equity                                        -13.95%        N/A            0.95%
Goldman Sachs VIT Global Income                                            2.50%         N/A            1.70%
Goldman Sachs VIT Internet Tollkeeper                                     -35.29%        N/A           -39.51%
LSA Diversified Mid-Cap                                                     N/A          N/A             N/A
LSA Focused Equity                                                        -17.38%        N/A           -6.79%
LSA Growth Equity                                                         -16.21%        N/A           -4.58%
MFS Emerging Growth - Service Class                                       -35.24%       5.48%           8.94%
MFS Investors Trust - Service Class                                       -18.03%       4.58%           7.98%
MFS New Discovery - Service Class                                         -7.43%         N/A           11.35%
MFS Research - Service Class                                              -23.23%       2.86%           6.60%
MFS Utilities - Service Class                                             -26.23%       3.63%           7.29%
Oppenheimer Aggressive Growth                                             -32.93%       4.83%           9.53%
Oppenheimer Capital Appreciation                                          -14.57%      11.86%          12.89%
Oppenheimer Global Securities                                             -14.04%      13.04%          11.60%
Oppenheimer Main Street Growth & Income                                   -12.20%       4.48%          11.36%
Oppenheimer Stategic Bond                                                  2.54%        2.09%           3.33%
Putnam Growth and Income                                                  -8.50%        5.67%           9.53%
Putnam Growth Opportunities                                               -33.74%        N/A           -30.05%
Putnam Health Sciences                                                    -21.62%        N/A            2.12%
Putnam International Growth                                               -22.47%        N/A            7.30%
Putnam New Value                                                           1.04%         N/A            7.26%
Putnam Research                                                           -20.72%        N/A            3.73%
Van Kampen UIF Core Plus Fixed Income                                      5.27%         N/A            4.95%
Van Kampen UIF Global Value Equity                                        -9.14%         N/A            5.71%
Van Kampen UIF Mid Cap Value                                              -5.31%         N/A           13.67%
Van Kampen UIF U.S. Real Estate                                            7.12%         N/A            5.38%
Van Kampen UIF Value                                                      -2.74%         N/A            5.42%

+ The inception  dates of the  Variable  Sub-Accounts  appear in the first  table under "Adjusted Historical Total Returns."
     above.

*The Performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

**Performance figures are not annualized.

(With Income Benefit, Enhanced Death Benefit and Enhanced Earnings Death Benefit)
 Adjusted Historical Performance
                                                                     Performance as of 12/31/01
Variable Sub-Account                                                     1 Year        5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                               -28.00%        N/A            -0.34%
AIM V.I. Balanced                                                        -13.66%        N/A             1.22%
AIM V.I. Capital Appreciation                                            -25.28%       3.52%            9.20%
AIM V.I. Core Growth                                                     -24.84%       4.79%            8.81%
AIM V.I. Dent Demographic Trends                                         -33.73%        N/A            -27.31%
AIM V.I. Diversified Income                                               1.05%        0.51%            2.52%
AIM V.I. Growth                                                          -35.66%       1.47%            6.32%
AIM V.I. International Growth                                            -25.52%       -0.91%           4.37%
AIM V.I. Premier Equity                                                  -14.78%       7.16%           10.83%
Dreyfus Socially Responsible Growth                                      -24.58%       4.93%            9.41%
Dreyfus Stock Index                                                      -14.40%       7.80%            9.92%
Dreyfus VIF - Growth & Income                                            -8.20%        4.55%           11.22%
Dreyfus VIF - Money Market                                                1.42%        2.35%            2.19%
Fidelity VIP Asset Manager: Growth - Service Class 2                     -9.98%        3.69%            7.77%
Fidelity VIP Contrafund - Service Class 2                                -14.68%       7.59%           12.87%
Fidelity VIP Equity-Income - Service Class 2                             -7.59%        6.53%           10.75%
Fidelity VIP Growth - Service Class 2                                    -19.97%       8.78%           10.53%
Franklin Global Health Care - Class 2                                    -15.26%        N/A             8.29%
Franklin Small Cap - Class 2                                             -17.41%       7.84%           10.64%
Franklin Technology Securities - Class 2                                 -31.45%        N/A            -31.19%
Mutual Shares Securities - Class 2                                        4.43%        7.46%            7.81%
Templeton Developing Markets Securities - Class 2                        -10.38%      -14.22%          -13.61%
Templeton Foreign Securities - Class 2                                   -18.14%       2.13%            6.99%
Fidelity VIP High Income - Service Class 2                               -14.16%       -6.28%           2.56%
Goldman Sachs VIT CORE Small Cap Equity                                   1.97%         N/A             0.63%
Goldman Sachs VIT CORE U.S. Equity                                       -14.17%        N/A             0.69%
Goldman Sachs VIT Global Income                                           2.24%         N/A             1.44%
Goldman Sachs VIT Internet Tollkeeper                                    -35.45%        N/A            -39.66%
LSA Diversified Mid-Cap                                                    N/A          N/A              N/A
LSA Focused Equity                                                       -17.58%        N/A            -7.02%
LSA Growth Equity                                                        -16.43%        N/A            -4.82%
MFS Emerging Growth - Service Class                                      -35.40%       5.21%            8.67%
MFS Investors Trust - Service Class                                      -18.24%       4.32%            7.71%
MFS New Discovery - Service Class                                        -7.67%         N/A            11.07%
MFS Research - Service Class                                             -23.42%       2.60%            6.33%
MFS Utilities - Service Class                                            -26.42%       3.37%            7.02%
Oppenheimer Aggressive Growth                                            -33.10%       4.57%            9.25%
Oppenheimer Capital Appreciation                                         -14.79%       11.58%          12.61%
Oppenheimer Global Securities                                            -14.26%       12.76%          11.32%
Oppenheimer Main Street Growth & Income                                  -12.42%       4.21%           11.08%
Oppenheimer Stategic Bond                                                 2.28%        1.83%            3.07%
Putnam Growth and Income                                                 -8.73%        5.41%            9.26%
Putnam Growth Opportunities                                              -33.91%        N/A            -30.23%
Putnam Health Sciences                                                   -21.82%        N/A             1.86%
Putnam International Growth                                              -22.66%        N/A             7.03%
Putnam New Value                                                          0.78%         N/A             6.99%
Putnam Research                                                          -20.92%        N/A             3.47%
Van Kampen UIF Core Plus Fixed Income                                     5.00%         N/A             4.69%
Van Kampen UIF Global Value Equity                                       -9.37%         N/A             5.45%
Van Kampen UIF Mid Cap Value                                             -5.55%         N/A            13.39%
Van Kampen UIF U.S. Real Estate                                           6.85%         N/A             5.12%
Van Kampen UIF Value                                                     -2.99%         N/A             5.15%

+ The inception  dates of the  Variable  Sub-Accounts  appear in the first  table under "Adjusted Historical Total Returns."
     above.

*The Performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

**Performance figures are not annualized.

SUNTRUST

STANDARDIZED TOTAL RETURNS

Set  out  below  are  the  non-standardized  total  returns  for  each  Variable
Sub-Account  since its inception  through December 31, 2001. All of the Variable
Sub-Accounts  commenced  operations  on on September 17, 2001.

+ Effective May 1, 2002, the AIM V.I. Growth and Income Fund, and AIM V.I. Value
Fund changed their names to the AIM V.I. Core Equity Fund, and AIM V.I.  Premier
Equity Fund, respectively. We have made a corresponding change in the name of the variable Sub-Account that invests in that Portfolio.


(Without the Enhanced  Death  Benefit  Rider,  the Income  Benefit  Rider or the
Enhanced Earnings Death Benefit Rider)
Standardized Performance
Performance as of                                                12/31/01
Variable Sub-Account                                         1 Year       5 Year    10 Year or Since Inception
AIM V.I. Balanced                                             -12.87%        N/A             1.12%
AIM V.I. Capital Appreciation                                 -24.55%        N/A             3.87%
AIM V.I. Core Equity                                          -24.11%        N/A             2.09%
AIM V.I. Growth                                               -34.99%        N/A            -2.33%
AIM V.I. High Yield                                            -6.54%        N/A            -7.05%
AIM V.I. Premier Equity                                       -13.99%        N/A             5.31%
Federated Prime Money Fund II                                  2.11%         N/A             3.12%
Fidelity VIP Contrafund - Service Class 2                       N/A          N/A              N/A
Fidelity VIP Equity-Income - Service Class 2                    N/A          N/A              N/A
Fidelity VIP Growth - Service Class 2                           N/A          N/A              N/A
Fidelity VIP High Income - Service Class 2                      N/A          N/A              N/A
Fidelity VIP Index 500 - Service Class 2                        N/A          N/A              N/A
Fidelity VIP Overseas - Service Class 2                         N/A          N/A              N/A
MFS Emerging Growth - Service Class                             N/A          N/A              N/A
MFS Investors Trust - Service Class                             N/A          N/A              N/A
MFS New Discovery - Service Class                               N/A          N/A              N/A
MFS Research - Service Class                                    N/A          N/A              N/A
MFS Utilities - Service Class                                   N/A          N/A              N/A
Oppenheimer Aggressive Growth                                 -32.41%        N/A            -9.27%
Oppenheimer Capital Appreciation                              -14.01%        N/A             0.32%
Oppenheimer Global Securities                                 -13.48%        N/A             7.61%
Oppenheimer Main Street Growth & Income                       -11.63%        N/A            -7.02%
Oppenheimer Multiple Strategies                                0.56%         N/A             3.04%
Oppenheimer Stategic Bond                                      3.15%         N/A             2.61%
Putnam Diversified Income                                       N/A          N/A              N/A
Putnam Growth and Income                                        N/A          N/A              N/A
Putnam Growth Opportunities                                     N/A          N/A              N/A
Putnam Health Sciences                                          N/A          N/A              N/A
Putnam New Value                                                N/A          N/A              N/A
Putnam Voyager ll                                               N/A          N/A              N/A
STI Capital Appreciation                                       -6.89%        N/A            -0.01%
STI Growth and Income                                          -7.11%        N/A            -0.06%
STI International Equity                                      -18.76%        N/A            -11.31%
STI Investment Grade Bond                                      7.46%         N/A             6.43%
STI Mid-Cap Equity                                             1.05%         N/A            -3.18%
STI Quality Growth Stock                                      -20.02%        N/A            -13.06%
STI Small Cap Value Equity                                     19.52%        N/A            19.93%
STI Value Income Stock                                         -2.74%        N/A            -0.06%
Templeton Global Income Securities - Class 2                   0.58%         N/A             2.50%
Templeton Growth Securities - Class 2                          -2.91%        N/A             7.11%

*The inception dates of the Variable Sub-Accounts appear in the first table above.

**Performance figures are not annualized.

(With the Enhanced  Death  Benefit  Rider or the Income Benefit Rider)
Enhanced Earnings Death Benefit Rider)
Standardized Performance
Performance as of                                                  12/31/01
Variable Sub-Account                                                1 Year       5 Year    10 Year or Since Inception
AIM V.I. Balanced                                                     -13.09%        N/A            0.87%
AIM V.I. Capital Appreciation                                         -24.74%        N/A            3.61%
AIM V.I. Core Equity                                                  -24.30%        N/A            1.84%
AIM V.I. Growth                                                       -35.15%        N/A           -2.58%
AIM V.I. High Yield                                                   -6.78%         N/A           -7.28%
AIM V.I. Premier Equity                                               -14.21%        N/A            5.05%
Federated Prime Money Fund II                                          1.85%         N/A            2.87%
Fidelity VIP Contrafund - Service Class 2                               N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                            N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                   N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                              N/A          N/A             N/A
Fidelity VIP Index 500 - Service Class 2                                N/A          N/A             N/A
Fidelity VIP Overseas - Service Class 2                                 N/A          N/A             N/A
MFS Emerging Growth - Service Class                                     N/A          N/A             N/A
MFS Investors Trust - Service Class                                     N/A          N/A             N/A
MFS New Discovery - Service Class                                       N/A          N/A             N/A
MFS Research - Service Class                                            N/A          N/A             N/A
MFS Utilities - Service Class                                           N/A          N/A             N/A
Oppenheimer Aggressive Growth                                         -32.58%        N/A           -9.50%
Oppenheimer Capital Appreciation                                      -14.22%        N/A            0.08%
Oppenheimer Global Securities                                         -13.69%        N/A            7.34%
Oppenheimer Main Street Growth & Income                               -11.85%        N/A           -7.25%
Oppenheimer Multiple Strategies                                        0.31%         N/A            2.78%
Oppenheimer Stategic Bond                                              2.89%         N/A            2.35%
Putnam Diversified Income                                               N/A          N/A             N/A
Putnam Growth and Income                                                N/A          N/A             N/A
Putnam Growth Opportunities                                             N/A          N/A             N/A
Putnam Health Sciences                                                  N/A          N/A             N/A
Putnam New Value                                                        N/A          N/A             N/A
Putnam Voyager ll                                                       N/A          N/A             N/A
STI Capital Appreciation                                              -7.12%         N/A           -0.26%
STI Growth and Income                                                 -7.34%         N/A           -0.31%
STI International Equity                                              -18.96%        N/A           -11.53%
STI Investment Grade Bond                                              7.19%         N/A            6.16%
STI Mid-Cap Equity                                                     0.80%         N/A           -3.42%
STI Quality Growth Stock                                              -20.22%        N/A           -13.27%
STI Small Cap Value Equity                                            19.22%         N/A           19.63%
STI Value Income Stock                                                -2.99%         N/A           -0.31%
Templeton Global Income Securities - Class 2                           0.33%         N/A            2.24%
Templeton Growth Securities - Class 2                                 -3.15%         N/A            6.84%

*The inception  dates of the  Variable  Sub-Accounts  appear in the first  table above.
**Performance figures are not annualized.

(With the Enhanced Death Benefit Rider and Income Benefit Rider)
Standardized Performance
Performance as of                                                12/31/01
Variable Sub-Account                                                1 Year       5 Year    10 Year or Since Inception
AIM V.I. Balanced                                                   -13.31%        N/A            0.62%
AIM V.I. Capital Appreciation                                       -24.93%        N/A            3.36%
AIM V.I. Core Equity                                                -24.49%        N/A            1.58%
AIM V.I. Growth                                                     -35.31%        N/A            -2.82%
AIM V.I. High Yield                                                 -7.01%         N/A            -7.52%
AIM V.I. Premier Equity                                             -14.43%        N/A            4.79%
Federated Prime Money Fund II                                        1.60%         N/A            2.61%
Fidelity VIP Contrafund - Service Class 2                             N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                          N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                 N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                            N/A          N/A             N/A
Fidelity VIP Index 500 - Service Class 2                              N/A          N/A             N/A
Fidelity VIP Overseas - Service Class 2                               N/A          N/A             N/A
MFS Emerging Growth - Service Class                                   N/A          N/A             N/A
MFS Investors Trust - Service Class                                   N/A          N/A             N/A
MFS New Discovery - Service Class                                     N/A          N/A             N/A
MFS Research - Service Class                                          N/A          N/A             N/A
MFS Utilities - Service Class                                         N/A          N/A             N/A
Oppenheimer Aggressive Growth                                       -32.75%        N/A            -9.73%
Oppenheimer Capital Appreciation                                    -14.44%        N/A            -0.16%
Oppenheimer Global Securities                                       -13.91%        N/A            7.07%
Oppenheimer Main Street Growth & Income                             -12.07%        N/A            -7.49%
Oppenheimer Multiple Strategies                                      0.05%         N/A            2.53%
Oppenheimer Stategic Bond                                            2.63%         N/A            2.10%
Putnam Diversified Income                                             N/A          N/A             N/A
Putnam Growth and Income                                              N/A          N/A             N/A
Putnam Growth Opportunities                                           N/A          N/A             N/A
Putnam Health Sciences                                                N/A          N/A             N/A
Putnam New Value                                                      N/A          N/A             N/A
Putnam Voyager ll                                                     N/A          N/A             N/A
STI Capital Appreciation                                            -7.35%         N/A            -0.51%
STI Growth and Income                                               -7.57%         N/A            -0.56%
STI International Equity                                            -19.17%        N/A           -11.75%
STI Investment Grade Bond                                            6.92%         N/A            5.90%
STI Mid-Cap Equity                                                   0.54%         N/A            -3.66%
STI Quality Growth Stock                                            -20.42%        N/A           -13.49%
STI Small Cap Value Equity                                          18.92%         N/A            19.33%
STI Value Income Stock                                              -3.23%         N/A            -0.56%
Templeton Global Income Securities - Class 2                         0.08%         N/A            1.98%
Templeton Growth Securities - Class 2                               -3.39%         N/A            6.57%

*The inception  dates of the  Variable  Sub-Accounts  appear in the first  table above.
**Performance figures are not annualized.

(With Enhanced Earnings Death Benefit)
Standardized Performance
Performance as of                                                       12/31/01
Variable Sub-Account                                                       1 Year       5 Year    10 Year or Since Inception
AIM V.I. Balanced                                                          -13.22%        N/A            0.72%
AIM V.I. Capital Appreciation                                              -24.90%        N/A            3.61%
AIM V.I. Core Equity                                                       -24.46%        N/A            1.82%
AIM V.I. Growth                                                            -35.34%        N/A            -2.60%
AIM V.I. High Yield                                                        -6.89%         N/A            -7.51%
AIM V.I. Premier Equity                                                    -14.34%        N/A            5.04%
Federated Prime Money Fund II                                               1.76%         N/A            2.64%
Fidelity VIP Contrafund - Service Class 2                                    N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                                 N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                        N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                                   N/A          N/A             N/A
Fidelity VIP Index 500 - Service Class 2                                     N/A          N/A             N/A
Fidelity VIP Overseas - Service Class 2                                      N/A          N/A             N/A
MFS Emerging Growth - Service Class                                          N/A          N/A             N/A
MFS Investors Trust - Service Class                                          N/A          N/A             N/A
MFS New Discovery - Service Class                                            N/A          N/A             N/A
MFS Research - Service Class                                                 N/A          N/A             N/A
MFS Utilities - Service Class                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth                                              -32.76%        N/A            -9.69%
Oppenheimer Capital Appreciation                                           -14.36%        N/A            -3.28%
Oppenheimer Global Securities                                              -13.83%        N/A            7.20%
Oppenheimer Main Street Growth & Income                                    -11.98%        N/A            -7.49%
Oppenheimer Multiple Strategies                                             0.21%         N/A            2.69%
Oppenheimer Stategic Bond                                                   2.80%         N/A            2.12%
Putnam Diversified Income                                                    N/A          N/A             N/A
Putnam Growth and Income                                                     N/A          N/A             N/A
Putnam Growth Opportunities                                                  N/A          N/A             N/A
Putnam Health Sciences                                                       N/A          N/A             N/A
Putnam New Value                                                             N/A          N/A             N/A
Putnam Voyager ll                                                            N/A          N/A             N/A
STI Capital Appreciation                                                   -7.24%         N/A            -0.48%
STI Growth and Income                                                      -7.46%         N/A            -0.41%
STI International Equity                                                   -19.11%        N/A           -11.67%
STI Investment Grade Bond                                                   7.11%         N/A            6.07%
STI Mid-Cap Equity                                                          0.70%         N/A            -3.55%
STI Quality Growth Stock                                                   -20.37%        N/A           -13.43%
STI Small Cap Value Equity                                                 19.17%         N/A            19.59%
STI Value Income Stock                                                     -3.09%         N/A            -0.56%
Templeton Global Income Securities - Class 2                                0.23%         N/A            2.14%
Templeton Growth Securities - Class 2                                      -3.26%         N/A            6.66%

*The inception  dates of the  Variable  Sub-Accounts  appear in the first  table above.
**Performance figures are not annualized.

(With the Enhanced Earnings Death Benefit Rider, and the Enhanced Death Benefit Rider or the Income Benefit Rider)
Standardized Performance
Performance as of                                                     12/31/01
Variable Sub-Account                                                      1 Year       5 Year    10 Year or Since Inception
AIM V.I. Balanced                                                        -13.44%        N/A            0.47%
AIM V.I. Capital Appreciation                                            -25.09%        N/A            3.34%
AIM V.I. Core Equity                                                     -24.65%        N/A            1.56%
AIM V.I. Growth                                                          -35.50%        N/A           -2.85%
AIM V.I. High Yield                                                      -7.13%         N/A           -7.74%
AIM V.I. Premier Equity                                                  -14.56%        N/A            4.78%
Federated Prime Money Fund II                                             1.50%         N/A            2.38%
Fidelity VIP Contrafund - Service Class 2                                  N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                               N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                      N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                                 N/A          N/A             N/A
Fidelity VIP Index 500 - Service Class 2                                   N/A          N/A             N/A
Fidelity VIP Overseas - Service Class 2                                    N/A          N/A             N/A
MFS Emerging Growth - Service Class                                        N/A          N/A             N/A
MFS Investors Trust - Service Class                                        N/A          N/A             N/A
MFS New Discovery - Service Class                                          N/A          N/A             N/A
MFS Research - Service Class                                               N/A          N/A             N/A
MFS Utilities - Service Class                                              N/A          N/A             N/A
Oppenheimer Aggressive Growth                                            -32.93%        N/A           -9.91%
Oppenheimer Capital Appreciation                                         -14.57%        N/A           -3.48%
Oppenheimer Global Securities                                            -14.04%        N/A            6.93%
Oppenheimer Main Street Growth & Income                                  -12.20%        N/A           -7.73%
Oppenheimer Multiple Strategies                                          -0.04%         N/A            2.43%
Oppenheimer Stategic Bond                                                 2.54%         N/A            1.87%
Putnam Diversified Income                                                  N/A          N/A             N/A
Putnam Growth and Income                                                   N/A          N/A             N/A
Putnam Growth Opportunities                                                N/A          N/A             N/A
Putnam Health Sciences                                                     N/A          N/A             N/A
Putnam New Value                                                           N/A          N/A             N/A
Putnam Voyager ll                                                          N/A          N/A             N/A
STI Capital Appreciation                                                 -7.47%         N/A           -0.73%
STI Growth and Income                                                    -7.69%         N/A           -0.66%
STI International Equity                                                 -19.31%        N/A           -11.90%
STI Investment Grade Bond                                                 6.84%         N/A            5.81%
STI Mid-Cap Equity                                                        0.45%         N/A           -3.79%
STI Quality Growth Stock                                                 -20.57%        N/A           -13.64%
STI Small Cap Value Equity                                               18.87%         N/A           19.30%
STI Value Income Stock                                                   -3.34%         N/A           -0.80%
Templeton Global Income Securities - Class 2                             -0.02%         N/A            1.89%
Templeton Growth Securities - Class 2                                    -3.50%         N/A            6.39%

*The inception  dates of the  Variable  Sub-Accounts  appear in the first  table above.
**Performance figures are not annualized.

(With Income Benefit, Enhanced Death Benefit and Enhanced Earnings Death Benefit)
Standardized Performance
Performance as of                                                          12/31/01
Variable Sub-Account                                                           1 Year       5 Year    10 Year or Since Inception
AIM V.I. Balanced                                                             -13.66%        N/A            0.22%
AIM V.I. Capital Appreciation                                                 -25.28%        N/A            3.08%
AIM V.I. Core Equity                                                          -24.84%        N/A            1.31%
AIM V.I. Growth                                                               -35.66%        N/A            -3.09%
AIM V.I. High Yield                                                           -7.36%         N/A            -7.97%
AIM V.I. Premier Equity                                                       -14.78%        N/A            4.51%
Federated Prime Money Fund II                                                  1.25%         N/A            2.13%
Fidelity VIP Contrafund - Service Class 2                                       N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                                    N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                           N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                                      N/A          N/A             N/A
Fidelity VIP Index 500 - Service Class 2                                        N/A          N/A             N/A
Fidelity VIP Overseas - Service Class 2                                         N/A          N/A             N/A
MFS Emerging Growth - Service Class                                             N/A          N/A             N/A
MFS Investors Trust - Service Class                                             N/A          N/A             N/A
MFS New Discovery - Service Class                                               N/A          N/A             N/A
MFS Research - Service Class                                                    N/A          N/A             N/A
MFS Utilities - Service Class                                                   N/A          N/A             N/A
Oppenheimer Aggressive Growth                                                 -33.10%        N/A           -10.14%
Oppenheimer Capital Appreciation                                              -14.79%        N/A            -3.67%
Oppenheimer Global Securities                                                 -14.26%        N/A            6.66%
Oppenheimer Main Street Growth & Income                                       -12.42%        N/A            -7.96%
Oppenheimer Multiple Strategies                                               -0.30%         N/A            2.17%
Oppenheimer Stategic Bond                                                      2.28%         N/A            1.61%
Putnam Diversified Income                                                       N/A          N/A             N/A
Putnam Growth and Income                                                        N/A          N/A             N/A
Putnam Growth Opportunities                                                     N/A          N/A             N/A
Putnam Health Sciences                                                          N/A          N/A             N/A
Putnam New Value                                                                N/A          N/A             N/A
Putnam Voyager ll                                                               N/A          N/A             N/A
STI Capital Appreciation                                                      -7.70%         N/A            -0.98%
STI Growth and Income                                                         -7.92%         N/A            -0.91%
STI International Equity                                                      -19.52%        N/A           -12.12%
STI Investment Grade Bond                                                      6.57%         N/A            5.54%
STI Mid-Cap Equity                                                             0.19%         N/A            -4.04%
STI Quality Growth Stock                                                      -20.77%        N/A           -13.86%
STI Small Cap Value Equity                                                    18.57%         N/A            19.00%
STI Value Income Stock                                                        -3.58%         N/A            -1.05%
Templeton Global Income Securities - Class 2                                  -0.27%         N/A            1.63%
Templeton Growth Securities - Class 2                                         -3.74%         N/A            6.13%

*The inception  dates of the  Variable  Sub-Accounts  appear in the first  table above.
**Performance figures are not annualized.

NON STANDARDIZED TOTAL RETURNS

Set  out  below  are  the  non-standardized  total  returns  for  each  Variable
Sub-Account  since its inception  through December 31, 2001. All of the Variable
Sub-Accounts  commenced  operations  on on September 17, 2001.

The non-standardized total returns shown below do not reflect the $35.00 annual contract maintenance charge.

(Without the Enhanced  Death  Benefit  Rider,  the Income  Benefit  Rider or the
Enhanced Earnings Death Benefit Rider)
Non-standardized Performance
Performance as of 12/31/01
Variable Sub-Account                                            1 Year       5 Year    10 Year or Since Inception
AIM V.I. Balanced                                               -12.79%        N/A            1.21%
AIM V.I. Capital Appreciation                                   -24.47%        N/A            3.93%
AIM V.I. Core Equity                                            -24.03%        N/A            2.15%
AIM V.I. Growth                                                 -34.91%        N/A           -2.27%
AIM V.I. High Yield                                             -6.47%         N/A           -6.95%
AIM V.I. Premier Equity                                         -13.92%        N/A            5.37%
Federated Prime Money Fund II                                    2.19%         N/A            3.23%
Fidelity VIP Contrafund - Service Class 2                         N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                      N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                             N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                        N/A          N/A             N/A
Fidelity VIP Index 500 - Service Class 2                          N/A          N/A             N/A
Fidelity VIP Overseas - Service Class 2                           N/A          N/A             N/A
MFS Emerging Growth - Service Class                               N/A          N/A             N/A
MFS Investors Trust - Service Class                               N/A          N/A             N/A
MFS New Discovery - Service Class                                 N/A          N/A             N/A
MFS Research - Service Class                                      N/A          N/A             N/A
MFS Utilities - Service Class                                     N/A          N/A             N/A
Oppenheimer Aggressive Growth                                   -32.33%        N/A           -9.18%
Oppenheimer Capital Appreciation                                -13.93%        N/A            1.10%
Oppenheimer Global Securities                                   -13.40%        N/A            7.70%
Oppenheimer Main Street Growth & Income                         -11.55%        N/A           -6.92%
Oppenheimer Multiple Strategies                                  0.64%         N/A            3.12%
Oppenheimer Stategic Bond                                        3.23%         N/A            2.71%
Putnam Diversified Income                                         N/A          N/A             N/A
Putnam Growth and Income                                          N/A          N/A             N/A
Putnam Growth Opportunities                                       N/A          N/A             N/A
Putnam Health Sciences                                            N/A          N/A             N/A
Putnam New Value                                                  N/A          N/A             N/A
Putnam Voyager ll                                                 N/A          N/A             N/A
STI Capital Appreciation                                        -6.81%         N/A            0.09%
STI Growth and Income                                           -7.03%         N/A            0.02%
STI International Equity                                        -18.68%        N/A           -11.23%
STI Investment Grade Bond                                        7.54%         N/A            6.51%
STI Mid-Cap Equity                                               1.13%         N/A           -3.09%
STI Quality Growth Stock                                        -19.94%        N/A           -12.97%
STI Small Cap Value Equity                                      19.60%         N/A           20.00%
STI Value Income Stock                                          -2.66%         N/A            0.05%
Templeton Global Income Securities - Class 2                     0.66%         N/A            2.57%
Templeton Growth Securities - Class 2                           -2.83%         N/A            7.21%

*The inception dates of the Variable Sub-Accounts appear in the first table under Standardized Total Returns above.

**Performance figures are not annualized.



(With the Enhanced  Death  Benefit  Rider or the Income Benefit Rider)
Enhanced Earnings Death Benefit Rider)
Non-standardized Performance
Performance as of 12/31/01
Variable Sub-Account                                                  1 Year       5 Year    10 Year or Since Inception
AIM V.I. Balanced                                                     -13.01%        N/A            0.96%
AIM V.I. Capital Appreciation                                         -24.66%        N/A            3.67%
AIM V.I. Core Equity                                                  -24.22%        N/A            1.90%
AIM V.I. Growth                                                       -35.07%        N/A           -2.52%
AIM V.I. High Yield                                                   -6.70%         N/A           -7.18%
AIM V.I. Premier Equity                                               -14.13%        N/A            5.11%
Federated Prime Money Fund II                                          1.93%         N/A            2.97%
Fidelity VIP Contrafund - Service Class 2                               N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                            N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                   N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                              N/A          N/A             N/A
Fidelity VIP Index 500 - Service Class 2                                N/A          N/A             N/A
Fidelity VIP Overseas - Service Class 2                                 N/A          N/A             N/A
MFS Emerging Growth - Service Class                                     N/A          N/A             N/A
MFS Investors Trust - Service Class                                     N/A          N/A             N/A
MFS New Discovery - Service Class                                       N/A          N/A             N/A
MFS Research - Service Class                                            N/A          N/A             N/A
MFS Utilities - Service Class                                           N/A          N/A             N/A
Oppenheimer Aggressive Growth                                         -32.50%        N/A           -9.41%
Oppenheimer Capital Appreciation                                      -14.15%        N/A            0.85%
Oppenheimer Global Securities                                         -13.62%        N/A            7.43%
Oppenheimer Main Street Growth & Income                               -11.77%        N/A           -7.15%
Oppenheimer Multiple Strategies                                        0.38%         N/A            2.86%
Oppenheimer Stategic Bond                                              2.97%         N/A            2.46%
Putnam Diversified Income                                               N/A          N/A             N/A
Putnam Growth and Income                                                N/A          N/A             N/A
Putnam Growth Opportunities                                             N/A          N/A             N/A
Putnam Health Sciences                                                  N/A          N/A             N/A
Putnam New Value                                                        N/A          N/A             N/A
Putnam Voyager ll                                                       N/A          N/A             N/A
STI Capital Appreciation                                              -7.04%         N/A           -0.16%
STI Growth and Income                                                 -7.26%         N/A           -0.23%
STI International Equity                                              -18.88%        N/A           -11.45%
STI Investment Grade Bond                                              7.27%         N/A            6.24%
STI Mid-Cap Equity                                                     0.88%         N/A           -3.33%
STI Quality Growth Stock                                              -20.14%        N/A           -13.19%
STI Small Cap Value Equity                                            19.30%         N/A           19.71%
STI Value Income Stock                                                -2.91%         N/A           -0.20%
Templeton Global Income Securities - Class 2                           0.41%         N/A            2.32%
Templeton Growth Securities - Class 2                                 -3.07%         N/A            6.94%

*The inception dates of the Variable Sub-Accounts appear in the first table under Standardized Total Returns above.

**Performance figures are not annualized.


(With the Enhanced Death Benefit Rider and Income Benefit Rider)
 Non-standardized Performance
Performance as of 12/31/01
Variable Sub-Account                                                1 Year       5 Year    10 Year or Since Inception
AIM V.I. Balanced                                                   -13.23%        N/A            0.71%
AIM V.I. Capital Appreciation                                       -24.85%        N/A            3.42%
AIM V.I. Core Equity                                                -24.41%        N/A            1.64%
AIM V.I. Growth                                                     -35.24%        N/A            -2.76%
AIM V.I. High Yield                                                 -6.93%         N/A            -7.41%
AIM V.I. Premier Equity                                             -14.35%        N/A            4.85%
Federated Prime Money Fund II                                        1.68%         N/A            2.72%
Fidelity VIP Contrafund - Service Class 2                             N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                          N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                 N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                            N/A          N/A             N/A
Fidelity VIP Index 500 - Service Class 2                              N/A          N/A             N/A
Fidelity VIP Overseas - Service Class 2                               N/A          N/A             N/A
MFS Emerging Growth - Service Class                                   N/A          N/A             N/A
MFS Investors Trust - Service Class                                   N/A          N/A             N/A
MFS New Discovery - Service Class                                     N/A          N/A             N/A
MFS Research - Service Class                                          N/A          N/A             N/A
MFS Utilities - Service Class                                         N/A          N/A             N/A
Oppenheimer Aggressive Growth                                       -32.67%        N/A            -9.64%
Oppenheimer Capital Appreciation                                    -14.36%        N/A            0.60%
Oppenheimer Global Securities                                       -13.83%        N/A            7.16%
Oppenheimer Main Street Growth & Income                             -11.99%        N/A            -7.38%
Oppenheimer Multiple Strategies                                      0.13%         N/A            2.61%
Oppenheimer Stategic Bond                                            2.71%         N/A            2.20%
Putnam Diversified Income                                             N/A          N/A             N/A
Putnam Growth and Income                                              N/A          N/A             N/A
Putnam Growth Opportunities                                           N/A          N/A             N/A
Putnam Health Sciences                                                N/A          N/A             N/A
Putnam New Value                                                      N/A          N/A             N/A
Putnam Voyager ll                                                     N/A          N/A             N/A
STI Capital Appreciation                                            -7.28%         N/A            -0.41%
STI Growth and Income                                               -7.50%         N/A            -0.48%
STI International Equity                                            -19.09%        N/A           -11.67%
STI Investment Grade Bond                                            7.00%         N/A            5.98%
STI Mid-Cap Equity                                                   0.62%         N/A            -3.58%
STI Quality Growth Stock                                            -20.34%        N/A           -13.41%
STI Small Cap Value Equity                                          19.00%         N/A            19.41%
STI Value Income Stock                                              -3.15%         N/A            -0.45%
Templeton Global Income Securities - Class 2                         0.15%         N/A            2.06%
Templeton Growth Securities - Class 2                               -3.31%         N/A            6.67%

*The inception dates of the Variable Sub-Accounts appear in the first table under Standardized Total Returns above.

**Performance figures are not annualized.



(With Enhanced Earnings Death Benefit)
Non-standardized Performance
Performance as of 12/31/01
Variable Sub-Account                                               1 Year       5 Year    10 Year or Since Inception
AIM V.I. Balanced                                                    -13.14%        N/A            0.81%
AIM V.I. Capital Appreciation                                        -24.82%        N/A            3.67%
AIM V.I. Core Equity                                                 -24.38%        N/A            1.88%
AIM V.I. Growth                                                      -35.26%        N/A            -2.54%
AIM V.I. High Yield                                                  -6.82%         N/A            -7.41%
AIM V.I. Premier Equity                                              -14.27%        N/A            5.10%
Federated Prime Money Fund II                                         1.84%         N/A            2.75%
Fidelity VIP Contrafund - Service Class 2                              N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                           N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                  N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                             N/A          N/A             N/A
Fidelity VIP Index 500 - Service Class 2                               N/A          N/A             N/A
Fidelity VIP Overseas - Service Class 2                                N/A          N/A             N/A
MFS Emerging Growth - Service Class                                    N/A          N/A             N/A
MFS Investors Trust - Service Class                                    N/A          N/A             N/A
MFS New Discovery - Service Class                                      N/A          N/A             N/A
MFS Research - Service Class                                           N/A          N/A             N/A
MFS Utilities - Service Class                                          N/A          N/A             N/A
Oppenheimer Aggressive Growth                                        -32.68%        N/A            -9.59%
Oppenheimer Capital Appreciation                                     -14.28%        N/A            -2.47%
Oppenheimer Global Securities                                        -13.75%        N/A            7.29%
Oppenheimer Main Street Growth & Income                              -11.90%        N/A            -7.39%
Oppenheimer Multiple Strategies                                       0.29%         N/A            2.77%
Oppenheimer Stategic Bond                                             2.88%         N/A            2.23%
Putnam Diversified Income                                              N/A          N/A             N/A
Putnam Growth and Income                                               N/A          N/A             N/A
Putnam Growth Opportunities                                            N/A          N/A             N/A
Putnam Health Sciences                                                 N/A          N/A             N/A
Putnam New Value                                                       N/A          N/A             N/A
Putnam Voyager ll                                                      N/A          N/A             N/A
STI Capital Appreciation                                             -7.16%         N/A            -0.37%
STI Growth and Income                                                -7.38%         N/A            -0.33%
STI International Equity                                             -19.03%        N/A           -11.59%
STI Investment Grade Bond                                             7.19%         N/A            6.15%
STI Mid-Cap Equity                                                    0.78%         N/A            -3.47%
STI Quality Growth Stock                                             -20.29%        N/A           -13.34%
STI Small Cap Value Equity                                           19.25%         N/A            19.67%
STI Value Income Stock                                               -3.01%         N/A            -0.45%
Templeton Global Income Securities - Class 2                          0.31%         N/A            2.22%
Templeton Growth Securities - Class 2                                -3.18%         N/A            6.76%

*The inception dates of the Variable Sub-Accounts appear in the first table under Standardized Total Returns above.

**Performance figures are not annualized.



(With the Enhanced Earnings Death Benefit Rider, and the Enhanced Death Benefit Rider or the Income Benefit Rider)
Non-standardized Performance
Non-Standerdized Performance
                                                                                Performance as of 12/31/01
Variable Sub-Account                                                        1 Year       5 Year    10 Year or Since Inception
AIM V.I. Balanced                                                           -13.36%        N/A            0.56%
AIM V.I. Capital Appreciation                                               -25.01%        N/A            3.40%
AIM V.I. Core Equity                                                        -24.57%        N/A            1.62%
AIM V.I. Growth                                                             -35.42%        N/A           -2.79%
AIM V.I. High Yield                                                         -7.05%         N/A           -7.64%
AIM V.I. Premier Equity                                                     -14.48%        N/A            4.84%
Federated Prime Money Fund II                                                1.58%         N/A            2.49%
Fidelity VIP Contrafund - Service Class 2                                     N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                                  N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                         N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                                    N/A          N/A             N/A
Fidelity VIP Index 500 - Service Class 2                                      N/A          N/A             N/A
Fidelity VIP Overseas - Service Class 2                                       N/A          N/A             N/A
MFS Emerging Growth - Service Class                                           N/A          N/A             N/A
MFS Investors Trust - Service Class                                           N/A          N/A             N/A
MFS New Discovery - Service Class                                             N/A          N/A             N/A
MFS Research - Service Class                                                  N/A          N/A             N/A
MFS Utilities - Service Class                                                 N/A          N/A             N/A
Oppenheimer Aggressive Growth                                               -32.85%        N/A           -9.82%
Oppenheimer Capital Appreciation                                            -14.50%        N/A           -2.67%
Oppenheimer Global Securities                                               -13.97%        N/A            7.02%
Oppenheimer Main Street Growth & Income                                     -12.12%        N/A           -7.62%
Oppenheimer Multiple Strategies                                              0.03%         N/A            2.51%
Oppenheimer Stategic Bond                                                    2.62%         N/A            1.98%
Putnam Diversified Income                                                     N/A          N/A             N/A
Putnam Growth and Income                                                      N/A          N/A             N/A
Putnam Growth Opportunities                                                   N/A          N/A             N/A
Putnam Health Sciences                                                        N/A          N/A             N/A
Putnam New Value                                                              N/A          N/A             N/A
Putnam Voyager ll                                                             N/A          N/A             N/A
STI Capital Appreciation                                                    -7.39%         N/A           -0.62%
STI Growth and Income                                                       -7.61%         N/A           -0.58%
STI International Equity                                                    -19.23%        N/A           -11.81%
STI Investment Grade Bond                                                    6.92%         N/A            5.89%
STI Mid-Cap Equity                                                           0.53%         N/A           -3.71%
STI Quality Growth Stock                                                    -20.49%        N/A           -13.56%
STI Small Cap Value Equity                                                  18.95%         N/A           19.37%
STI Value Income Stock                                                      -3.26%         N/A           -0.70%
Templeton Global Income Securities - Class 2                                 0.06%         N/A            1.97%
Templeton Growth Securities - Class 2                                       -3.42%         N/A            6.49%

*The inception dates of the Variable Sub-Accounts appear in the first table under Standardized Total Returns above.

**Performance figures are not annualized.


(With Income Benefit, Enhanced Death Benefit and Enhanced Earnings Death Benefit)
Non-standardized Performance
Non-Standerdized Performance
                                                                              Performance as of 12/31/01
Variable Sub-Account                                                      1 Year       5 Year    10 Year or Since Inception
AIM V.I. Balanced                                                         -13.58%        N/A            0.31%
AIM V.I. Capital Appreciation                                             -25.20%        N/A            3.14%
AIM V.I. Core Equity                                                      -24.76%        N/A            1.37%
AIM V.I. Growth                                                           -35.59%        N/A            -3.03%
AIM V.I. High Yield                                                       -7.28%         N/A            -7.87%
AIM V.I. Premier Equity                                                   -14.70%        N/A            4.57%
Federated Prime Money Fund II                                              1.33%         N/A            2.23%
Fidelity VIP Contrafund - Service Class 2                                   N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                                N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                       N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                                  N/A          N/A             N/A
Fidelity VIP Index 500 - Service Class 2                                    N/A          N/A             N/A
Fidelity VIP Overseas - Service Class 2                                     N/A          N/A             N/A
MFS Emerging Growth - Service Class                                         N/A          N/A             N/A
MFS Investors Trust - Service Class                                         N/A          N/A             N/A
MFS New Discovery - Service Class                                           N/A          N/A             N/A
MFS Research - Service Class                                                N/A          N/A             N/A
MFS Utilities - Service Class                                               N/A          N/A             N/A
Oppenheimer Aggressive Growth                                             -33.02%        N/A           -10.05%
Oppenheimer Capital Appreciation                                          -14.71%        N/A            -2.88%
Oppenheimer Global Securities                                             -14.18%        N/A            6.75%
Oppenheimer Main Street Growth & Income                                   -12.34%        N/A            -7.85%
Oppenheimer Multiple Strategies                                           -0.22%         N/A            2.25%
Oppenheimer Stategic Bond                                                  2.36%         N/A            1.72%
Putnam Diversified Income                                                   N/A          N/A             N/A
Putnam Growth and Income                                                    N/A          N/A             N/A
Putnam Growth Opportunities                                                 N/A          N/A             N/A
Putnam Health Sciences                                                      N/A          N/A             N/A
Putnam New Value                                                            N/A          N/A             N/A
Putnam Voyager ll                                                           N/A          N/A             N/A
STI Capital Appreciation                                                  -7.63%         N/A            -0.87%
STI Growth and Income                                                     -7.85%         N/A            -0.83%
STI International Equity                                                  -19.44%        N/A           -12.04%
STI Investment Grade Bond                                                  6.65%         N/A            5.62%
STI Mid-Cap Equity                                                         0.27%         N/A            -3.95%
STI Quality Growth Stock                                                  -20.69%        N/A           -13.78%
STI Small Cap Value Equity                                                18.65%         N/A            19.07%
STI Value Income Stock                                                    -3.50%         N/A            -0.94%
Templeton Global Income Securities - Class 2                              -0.20%         N/A            1.71%
Templeton Growth Securities - Class 2                                     -3.66%         N/A            6.23%

*The inception dates of the Variable Sub-Accounts appear in the first table under Standardized Total Returns above .

**Performance figures are not annualized.


ADJUSTED HISTORICAL TOTAL RETURNS

Set out  below are the  adjusted  historical  total  returns  for each  Variable
Sub-Account since the Portfolio's inception through December 31, 2001. We calculate "adjusted historical total returns" using the historical performance of the underlying Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract and the Contract maintenance charge.

Effective May 1, 2001, the MFS Growth with Income Series changed its name to MFS
Investors  Trust  Series  to  reflect   changes  in  its  investment   policies.
Performance  shown for the MFS Investors  Trust Series  Sub-Account  is based on performance  of the Portfolio,  which  reflects the  investment  policies of the
Portfolio in effect during the periods shown.

The inception dates of the Portfolios are as follows:

Variable Sub-Account                                 Inception Date of Corresponding Portfolio
AIM V.I. Balanced                                        05/01/98
AIM V.I. Capital Appreciation                            05/05/93
AIM V.I. Core Equity                                     05/02/94
AIM V.I. Growth                                          05/05/93
AIM V.I. High Yield                                      05/01/98
AIM V.I. Premier Equity                                  05/05/93
Federated Prime Money Fund II                            11/21/94
Fidelity VIP Contrafund - Service Class 2                01/04/95
Fidelity VIP Equity-Income - Service Class 2             10/10/86
Fidelity VIP Growth - Service Class 2                    10/10/86
Fidelity VIP High Income - Service Class 2               09/20/85
Fidelity VIP Index 500 - Service Class 2                 08/27/92
Fidelity VIP Overseas - Service Class 2                  01/28/87
MFS Emerging Growth - Service Class                      07/24/95
MFS Investors Trust - Service Class                      10/09/95
MFS New Discovery - Service Class                        05/01/98
MFS Research - Service Class                             07/26/95
MFS Utilities - Service Class                            01/03/95
Oppenheimer Aggressive Growth                            08/15/86
Oppenheimer Capital Appreciation                         04/03/85
Oppenheimer Global Securities                            11/12/90
Oppenheimer Main Street Growth & Income                  07/05/95
Oppenheimer Multiple Strategies                          02/09/87
Oppenheimer Stategic Bond                                05/03/93
Putnam Diversified Income                                09/15/93
Putnam Growth and Income                                 02/01/88
Putnam Growth Opportunities                              01/31/00
Putnam Health Sciences                                   04/30/98
Putnam New Value                                         01/02/97
Putnam Voyager ll                                        09/29/00
STI Capital Appreciation                                 10/02/95
STI Growth and Income                                    12/31/99
STI International Equity                                 11/07/96
STI Investment Grade Bond                                10/02/95
STI Mid-Cap Equity                                       10/02/95
STI Quality Growth Stock                                 12/31/99
STI Small Cap Value Equity                               10/21/97
STI Value Income Stock                                   10/02/95
Templeton Global Income Securities - Class 2             01/24/89
Templeton Growth Securities - Class 2                    03/15/94


* The Portfolios' Service Class 2 shares ("12b-1 class")  corresponding to these
Variable Sub-Accounts were first offered on January 12, 2000. This share class has a Rule 12b-1 fee of 0.25%. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Initial Class shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.

** The  Portfolios'  Class 2  shares  ("12b-1  class")  corresponding  to  these
Variable Sub-Accounts were first offered on January 6, 1999. This share class has a Rule 12b-1 fee of 0.25%. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class I shares
("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios'
12b-1 class. The inception dates for the Portfolios are as shown above..

*** The Portfolios' Service Class shares ("12b-1 class")  corresponding to these
Variable Sub-Accounts were first offered on May 1, 2000. This share class has a Rule 12b-1 fee of 0.20%. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Initial Class shares
("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios'
12b-1 class. The inception dates for the Portfolios are as shown above.

**** The Portfolios' Class IB shares ("12b-1 class") corresponding to the Putnam
VT Growth and Income, Growth Opportunities,  International Growth, New Value and
Research Variable  Sub-Accounts were first offered on April 6, 1998, January 31,
2000, April 6, 1998, April 30, 1998, and September 30, 1998, respectively. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class IA shares "non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.


(Without the Enhanced  Death  Benefit  Rider,  the Income  Benefit  Rider or the
Enhanced Earnings Death Benefit Rider)
Adjusted Historical Performance
                                       Performance as of 12/31/01
Variable Sub-Account                                        1 Year        5 Year    10 Year or Since Inception
AIM V.I. Balanced                                           -12.87%        N/A             2.06%
AIM V.I. Capital Appreciation                               -24.55%       4.31%            9.97%
AIM V.I. Core Equity                                        -24.11%       5.57%            9.59%
AIM V.I. Growth                                             -34.99%       2.22%            7.08%
AIM V.I. High Yield                                         -6.54%         N/A            -9.02%
AIM V.I. Premier Equity                                     -13.99%       7.94%           11.61%
Federated Prime Money Fund II                                2.11%        3.13%            6.65%
Fidelity VIP Contrafund - Service Class 2                   -13.90%       8.38%           13.63%
Fidelity VIP Equity-Income - Service Class 2                -6.77%        7.33%           11.51%
Fidelity VIP Growth - Service Class 2                       -19.22%       9.56%           11.30%
Fidelity VIP High Income - Service Class 2                  -13.37%       -5.46%           3.31%
Fidelity VIP Index 500 - Service Class 2                    -13.76%       8.35%           11.36%
Fidelity VIP Overseas - Service Class 2                     -22.50%       0.38%            3.60%
MFS Emerging Growth - Service Class                         -34.73%       5.97%            9.45%
MFS Investors Trust - Service Class                         -17.48%       5.11%            8.53%
MFS New Discovery - Service Class                           -6.85%         N/A            11.94%
MFS Research - Service Class                                -22.68%       3.38%            7.13%
MFS Utilities - Service Class                               -25.69%       4.15%            7.78%
Oppenheimer Aggressive Growth                               -32.41%       5.35%           10.01%
Oppenheimer Capital Appreciation                            -14.01%       12.38%          13.39%
Oppenheimer Global Securities                               -13.48%       13.57%          12.11%
Oppenheimer Main Street Growth & Income                     -11.63%       5.01%           11.86%
Oppenheimer Multiple Strategies                              0.56%        7.01%            8.45%
Oppenheimer Stategic Bond                                    3.15%        2.68%            3.91%
Putnam Diversified Income                                    1.83%        0.45%            2.48%
Putnam Growth and Income                                    -7.92%        6.22%           10.03%
Putnam Growth Opportunities                                 -33.22%        N/A            -29.45%
Putnam Health Sciences                                      -21.07%        N/A             2.72%
Putnam New Value                                             1.64%         N/A             7.83%
Putnam Voyager ll                                           -31.93%        N/A            -42.76%
STI Capital Appreciation                                    -6.89%        11.52%          13.75%
STI Growth and Income                                       -7.11%         N/A            -0.03%
STI International Equity                                    -18.76%       0.72%            0.97%
STI Investment Grade Bond                                    7.46%        4.59%            4.29%
STI Mid-Cap Equity                                           1.05%        6.56%            7.94%
STI Quality Growth Stock                                    -20.02%        N/A            -12.63%
STI Small Cap Value Equity                                  19.52%         N/A             1.86%
STI Value Income Stock                                      -2.74%        6.33%            8.82%
Templeton Global Income Securities - Class 2                 0.58%        0.13%            2.45%
Templeton Growth Securities - Class 2                       -2.91%        6.56%            8.13%

+ The inception dates of the portfolios appear in the first table under "Adjusted Historical Total Returns."

* The Performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

**Performance figures are not annualized.


(With the Enhanced  Death  Benefit  Rider or the Income Benefit Rider)
Enhanced Earnings Death Benefit Rider)
Adjusted Historical Performance
                                       Performance as of 12/31/01
Variable Sub-Account                                        1 Year        5 Year    10 Year or Since Inception
AIM V.I. Balanced                                           -13.09%        N/A             1.81%
AIM V.I. Capital Appreciation                               -24.74%       4.05%            9.70%
AIM V.I. Core Equity                                        -24.30%       5.30%            9.31%
AIM V.I. Growth                                             -35.15%       1.97%            6.82%
AIM V.I. High Yield                                         -6.78%         N/A            -9.25%
AIM V.I. Premier Equity                                     -14.21%       7.67%           11.33%
Federated Prime Money Fund II                                1.85%        2.88%            6.38%
Fidelity VIP Contrafund - Service Class 2                   -14.12%       8.11%           13.34%
Fidelity VIP Equity-Income - Service Class 2                -7.00%        7.07%           11.23%
Fidelity VIP Growth - Service Class 2                       -19.42%       9.29%           11.02%
Fidelity VIP High Income - Service Class 2                  -13.59%       -5.69%           3.05%
Fidelity VIP Index 500 - Service Class 2                    -13.97%       8.08%           11.08%
Fidelity VIP Overseas - Service Class 2                     -22.69%       0.13%            3.34%
MFS Emerging Growth - Service Class                         -34.89%       5.71%            9.18%
MFS Investors Trust - Service Class                         -17.68%       4.84%            8.25%
MFS New Discovery - Service Class                           -7.08%         N/A            11.66%
MFS Research - Service Class                                -22.88%       3.12%            6.86%
MFS Utilities - Service Class                               -25.88%       3.89%            7.51%
Oppenheimer Aggressive Growth                               -32.58%       5.09%            9.73%
Oppenheimer Capital Appreciation                            -14.22%       12.09%          13.10%
Oppenheimer Global Securities                               -13.69%       13.29%          11.82%
Oppenheimer Main Street Growth & Income                     -11.85%       4.75%           11.58%
Oppenheimer Multiple Strategies                              0.31%        6.74%            8.18%
Oppenheimer Stategic Bond                                    2.89%        2.42%            3.65%
Putnam Diversified Income                                    1.58%        0.20%            2.22%
Putnam Growth and Income                                    -8.15%        5.95%            9.75%
Putnam Growth Opportunities                                 -33.39%        N/A            -29.63%
Putnam Health Sciences                                      -21.27%        N/A             2.46%
Putnam New Value                                             1.39%         N/A             7.56%
Putnam Voyager ll                                           -32.10%        N/A            -42.90%
STI Capital Appreciation                                    -7.12%        11.24%          13.46%
STI Growth and Income                                       -7.34%         N/A            -0.28%
STI International Equity                                    -18.96%       0.47%            0.72%
STI Investment Grade Bond                                    7.19%        4.33%            4.03%
STI Mid-Cap Equity                                           0.80%        6.29%            7.67%
STI Quality Growth Stock                                    -20.22%        N/A            -12.85%
STI Small Cap Value Equity                                  19.22%         N/A             1.60%
STI Value Income Stock                                      -2.99%        6.07%            8.55%
Templeton Global Income Securities - Class 2                 0.33%        -0.12%           2.19%
Templeton Growth Securities - Class 2                       -3.15%        6.30%            7.86%

+ The inception dates of the portfolios appear in the first table under "Adjusted Historical Total Returns."

* The Performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

**Performance figures are not annualized.


(With the Enhanced Death Benefit Rider and Income Benefit Rider)
Adjusted Historical Performance
                                       Performance as of 12/31/01
Variable Sub-Account                                       1 Year        5 Year    10 Year or Since Inception
AIM V.I. Balanced                                           -13.31%        N/A             1.55%
AIM V.I. Capital Appreciation                               -24.93%       3.79%            9.42%
AIM V.I. Core Equity                                        -24.49%       5.04%            9.04%
AIM V.I. Growth                                             -35.31%       1.71%            6.55%
AIM V.I. High Yield                                         -7.01%         N/A            -9.47%
AIM V.I. Premier Equity                                     -14.43%       7.41%           11.05%
Federated Prime Money Fund II                                1.60%        2.62%            6.12%
Fidelity VIP Contrafund - Service Class 2                   -14.33%       7.84%           13.06%
Fidelity VIP Equity-Income - Service Class 2                -7.24%        6.80%           10.95%
Fidelity VIP Growth - Service Class 2                       -19.62%       9.01%           10.74%
Fidelity VIP High Income - Service Class 2                  -13.81%       -5.93%           2.79%
Fidelity VIP Index 500 - Service Class 2                    -14.19%       7.81%           10.80%
Fidelity VIP Overseas - Service Class 2                     -22.89%       -0.12%           3.08%
MFS Emerging Growth - Service Class                         -35.05%       5.44%            8.90%
MFS Investors Trust - Service Class                         -17.89%       4.58%            7.98%
MFS New Discovery - Service Class                           -7.32%         N/A            11.38%
MFS Research - Service Class                                -23.07%       2.87%            6.59%
MFS Utilities - Service Class                               -26.07%       3.63%            7.24%
Oppenheimer Aggressive Growth                               -32.75%       4.83%            9.46%
Oppenheimer Capital Appreciation                            -14.44%       11.81%          12.82%
Oppenheimer Global Securities                               -13.91%       13.00%          11.55%
Oppenheimer Main Street Growth & Income                     -12.07%       4.48%           11.30%
Oppenheimer Multiple Strategies                              0.05%        6.47%            7.91%
Oppenheimer Stategic Bond                                    2.63%        2.17%            3.39%
Putnam Diversified Income                                    1.32%        -0.05%           1.96%
Putnam Growth and Income                                    -8.38%        5.68%            9.48%
Putnam Growth Opportunities                                 -33.56%        N/A            -29.80%
Putnam Health Sciences                                      -21.47%        N/A             2.21%
Putnam New Value                                             1.13%         N/A             7.29%
Putnam Voyager ll                                           -32.27%        N/A            -43.04%
STI Capital Appreciation                                    -7.35%        10.96%          13.18%
STI Growth and Income                                       -7.57%         N/A            -0.53%
STI International Equity                                    -19.17%       0.22%            0.46%
STI Investment Grade Bond                                    6.92%        4.07%            3.77%
STI Mid-Cap Equity                                           0.54%        6.02%            7.40%
STI Quality Growth Stock                                    -20.42%        N/A            -13.07%
STI Small Cap Value Equity                                  18.92%         N/A             1.35%
STI Value Income Stock                                      -3.23%        5.80%            8.28%
Templeton Global Income Securities - Class 2                 0.08%        -0.37%           1.93%
Templeton Growth Securities - Class 2                       -3.39%        6.03%            7.59%

+ The inception dates of the portfolios appear in the first table under "Adjusted Historical Total Returns."

* The Performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

**Performance figures are not annualized.


(With Enhanced Earnings Death Benefit)
Adjusted Historical Performance
                                                                          Performance as of 12/31/01
Variable Sub-Account                                                   1 Year        5 Year    10 Year or Since Inception
AIM V.I. Balanced                                                      -13.22%        N/A             1.73%
AIM V.I. Capital Appreciation                                          -24.90%       4.05%            9.76%
AIM V.I. Core Equity                                                   -24.46%       5.32%            9.36%
AIM V.I. Growth                                                        -35.34%       1.98%            6.85%
AIM V.I. High Yield                                                    -6.89%         N/A            -9.45%
AIM V.I. Premier Equity                                                -14.34%       7.70%           11.39%
Federated Prime Money Fund II                                           1.76%        2.80%            6.34%
Fidelity VIP Contrafund - Service Class 2                              -14.25%       8.13%           13.44%
Fidelity VIP Equity-Income - Service Class 2                           -7.12%        7.06%           11.31%
Fidelity VIP Growth - Service Class 2                                  -19.57%       9.33%           11.09%
Fidelity VIP High Income - Service Class 2                             -13.72%       -5.80%           3.08%
Fidelity VIP Index 500 - Service Class 2                               -14.11%       8.11%           11.12%
Fidelity VIP Overseas - Service Class 2                                -22.85%       0.09%            3.33%
MFS Emerging Growth - Service Class                                    -35.08%       5.74%            9.22%
MFS Investors Trust - Service Class                                    -17.83%       4.85%            8.26%
MFS New Discovery - Service Class                                      -7.20%         N/A            11.63%
MFS Research - Service Class                                           -23.03%       3.12%            6.87%
MFS Utilities - Service Class                                          -26.04%       3.89%            7.56%
Oppenheimer Aggressive Growth                                          -32.76%       5.10%            9.80%
Oppenheimer Capital Appreciation                                       -14.36%       12.14%          13.18%
Oppenheimer Global Securities                                          -13.83%       13.33%          11.88%
Oppenheimer Main Street Growth & Income                                -11.98%       4.74%           11.64%
Oppenheimer Multiple Strategies                                         0.21%        6.72%            8.21%
Oppenheimer Stategic Bond                                               2.80%        2.35%            3.60%
Putnam Diversified Income                                               1.48%        0.10%            2.13%
Putnam Growth and Income                                               -8.27%        5.94%            9.81%
Putnam Growth Opportunities                                            -33.57%        N/A            -29.87%
Putnam Health Sciences                                                 -21.42%        N/A             2.37%
Putnam New Value                                                        1.29%         N/A             7.53%
Putnam Voyager ll                                                      -32.28%        N/A            -43.30%
STI Capital Appreciation                                               -7.24%        11.28%          13.49%
STI Growth and Income                                                  -7.46%         N/A            -0.37%
STI International Equity                                               -19.11%       0.42%            0.62%
STI Investment Grade Bond                                               7.11%        4.27%            3.93%
STI Mid-Cap Equity                                                      0.70%        6.27%            7.63%
STI Quality Growth Stock                                               -20.37%        N/A            -12.99%
STI Small Cap Value Equity                                             19.17%         N/A             1.38%
STI Value Income Stock                                                 -3.09%        6.05%            8.53%
Templeton Global Income Securities - Class 2                            0.23%        -0.22%           2.14%
Templeton Growth Securities - Class 2                                  -3.26%        6.27%            7.86%

+ The inception dates of the portfolios appear in the first table under "Adjusted Historical Total Returns."

* The Performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

**Performance figures are not annualized.


(With the Enhanced Earnings Death Benefit Rider, and the Enhanced Death Benefit Rider or the Income Benefit Rider)
Adjusted Historical Performance
                                                                                Performance as of 12/31/01
Variable Sub-Account                                                  1 Year       5 Year    10 Year or Since Inception
AIM V.I. Balanced                                                      -13.44%        N/A            1.47%
AIM V.I. Capital Appreciation                                          -25.09%       3.79%           9.48%
AIM V.I. Core Equity                                                   -24.65%       5.06%           9.08%
AIM V.I. Growth                                                        -35.50%       1.73%           6.58%
AIM V.I. High Yield                                                    -7.13%         N/A           -9.68%
AIM V.I. Premier Equity                                                -14.56%       7.43%          11.11%
Federated Prime Money Fund II                                           1.50%        2.54%           6.07%
Fidelity VIP Contrafund - Service Class 2                              -14.47%       7.86%          13.15%
Fidelity VIP Equity-Income - Service Class 2                           -7.35%        6.79%          11.03%
Fidelity VIP Growth - Service Class 2                                  -19.77%       9.05%          10.81%
Fidelity VIP High Income - Service Class 2                             -13.94%      -6.04%           2.82%
Fidelity VIP Index 500 - Service Class 2                               -14.32%       7.83%          10.84%
Fidelity VIP Overseas - Service Class 2                                -23.04%      -0.16%           3.07%
MFS Emerging Growth - Service Class                                    -35.24%       5.48%           8.94%
MFS Investors Trust - Service Class                                    -18.03%       4.58%           7.98%
MFS New Discovery - Service Class                                      -7.43%         N/A           11.35%
MFS Research - Service Class                                           -23.23%       2.86%           6.60%
MFS Utilities - Service Class                                          -26.23%       3.63%           7.29%
Oppenheimer Aggressive Growth                                          -32.93%       4.83%           9.53%
Oppenheimer Capital Appreciation                                       -14.57%      11.86%          12.89%
Oppenheimer Global Securities                                          -14.04%      13.04%          11.60%
Oppenheimer Main Street Growth & Income                                -12.20%       4.48%          11.36%
Oppenheimer Multiple Strategies                                        -0.04%        6.45%           7.93%
Oppenheimer Stategic Bond                                               2.54%        2.09%           3.33%
Putnam Diversified Income                                               1.23%       -0.15%           1.87%
Putnam Growth and Income                                               -8.50%        5.67%           9.53%
Putnam Growth Opportunities                                            -33.74%        N/A           -30.05%
Putnam Health Sciences                                                 -21.62%        N/A            2.12%
Putnam New Value                                                        1.04%         N/A            7.26%
Putnam Voyager ll                                                      -32.45%        N/A           -43.44%
STI Capital Appreciation                                               -7.47%       11.00%          13.20%
STI Growth and Income                                                  -7.69%         N/A           -0.62%
STI International Equity                                               -19.31%       0.17%           0.36%
STI Investment Grade Bond                                               6.84%        4.01%           3.66%
STI Mid-Cap Equity                                                      0.45%        6.00%           7.36%
STI Quality Growth Stock                                               -20.57%        N/A           -13.21%
STI Small Cap Value Equity                                             18.87%         N/A            1.13%
STI Value Income Stock                                                 -3.34%        5.79%           8.25%
Templeton Global Income Securities - Class 2                           -0.02%       -0.48%           1.88%
Templeton Growth Securities - Class 2                                  -3.50%        6.00%           7.59%

+ The inception dates of the portfolios appear in the first table under "Adjusted Historical Total Returns."

* The Performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

**Performance figures are not annualized.


(With Income Benefit, Enhanced Death Benefit and Enhanced Earnings Death Benefit)
Adjusted Historical Performance
                                                                              Performance as of 12/31/01
Variable Sub-Account                                                 1 Year        5 Year    10 Year or Since Inception
AIM V.I. Balanced                                                     -13.66%        N/A             1.22%
AIM V.I. Capital Appreciation                                         -25.28%       3.52%            9.20%
AIM V.I. Core Equity                                                  -24.84%       4.79%            8.81%
AIM V.I. Growth                                                       -35.66%       1.47%            6.32%
AIM V.I. High Yield                                                   -7.36%         N/A            -9.91%
AIM V.I. Premier Equity                                               -14.78%       7.16%           10.83%
Federated Prime Money Fund II                                          1.25%        2.28%            5.80%
Fidelity VIP Contrafund - Service Class 2                             -14.68%       7.59%           12.87%
Fidelity VIP Equity-Income - Service Class 2                          -7.59%        6.53%           10.75%
Fidelity VIP Growth - Service Class 2                                 -19.97%       8.78%           10.53%
Fidelity VIP High Income - Service Class 2                            -14.16%       -6.28%           2.56%
Fidelity VIP Index 500 - Service Class 2                              -14.54%       7.56%           10.56%
Fidelity VIP Overseas - Service Class 2                               -23.24%       -0.41%           2.81%
MFS Emerging Growth - Service Class                                   -35.40%       5.21%            8.67%
MFS Investors Trust - Service Class                                   -18.24%       4.32%            7.71%
MFS New Discovery - Service Class                                     -7.67%         N/A            11.07%
MFS Research - Service Class                                          -23.42%       2.60%            6.33%
MFS Utilities - Service Class                                         -26.42%       3.37%            7.02%
Oppenheimer Aggressive Growth                                         -33.10%       4.57%            9.25%
Oppenheimer Capital Appreciation                                      -14.79%       11.58%          12.61%
Oppenheimer Global Securities                                         -14.26%       12.76%          11.32%
Oppenheimer Main Street Growth & Income                               -12.42%       4.21%           11.08%
Oppenheimer Multiple Strategies                                       -0.30%        6.18%            7.66%
Oppenheimer Stategic Bond                                              2.28%        1.83%            3.07%
Putnam Diversified Income                                              0.97%        -0.40%           1.62%
Putnam Growth and Income                                              -8.73%        5.41%            9.26%
Putnam Growth Opportunities                                           -33.91%        N/A            -30.23%
Putnam Health Sciences                                                -21.82%        N/A             1.86%
Putnam New Value                                                       0.78%         N/A             6.99%
Putnam Voyager ll                                                     -32.62%        N/A            -43.58%
STI Capital Appreciation                                              -7.70%        10.72%          12.92%
STI Growth and Income                                                 -7.92%         N/A            -0.87%
STI International Equity                                              -19.52%       -0.08%           0.11%
STI Investment Grade Bond                                              6.57%        3.75%            3.40%
STI Mid-Cap Equity                                                     0.19%        5.74%            7.09%
STI Quality Growth Stock                                              -20.77%        N/A            -13.43%
STI Small Cap Value Equity                                            18.57%         N/A             0.87%
STI Value Income Stock                                                -3.58%        5.52%            7.98%
Templeton Global Income Securities - Class 2                          -0.27%        -0.73%           1.62%
Templeton Growth Securities - Class 2                                 -3.74%        5.74%            7.32%

+ The inception dates of the portfolios appear in the first table under "Adjusted Historical Total Returns."

* The Performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

**Performance figures are not annualized.




                                   APPENDIX 2
                           PERFORMANCE INFORMATION FOR
                       ALLSTATE(R)PROVIDER ULTRA CONTRACTS

Allstate Provider Ultra Contracts were first offered to the public on May 1, 2001. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts that would have applied had they been in existence at the time. (Adjusted historical total returns are based on the Funds' performance as described below.) These Contract charges include a maximum withdrawal charge of 7% that declines to zero after seven years (not reflected in non-standardized total returns), an annual contract maintenance charge of $35
(not shown for non-standardized total returns), and total Variable Account annual expenses of:

1.35% (without any optional benefit riders), or 1.60% with the Enhanced Death Benefit Rider or Income Benefit Rider, or
1.85% with the Enhanced Death Benefit Rider and Income Benefit Rider.

In addition, where the Enhanced Earnings Death Benefit Rider is included, the performance shown reflects the deduction of the annual Rider fee equal to 0.35% of the Contract Value (assumes age 66-75). See the Expense Table in the
Prospectus for more details.


STANDARDIZED TOTAL RETURNS

Set out below are the standardized total returns for each Variable Sub-Account since its inception through December 31, 2001. All of the Variable Sub-Accounts commenced operations on May 1, 2001 except for the Putnam International Growth, and Putnam Research Variable Sub-Accounts, which commenced operations on September 21, 2001.The LSA Diversified Mid Cap and Van Kampen UIF Real Estate commenced operations on May 1, 2002.


+  Effective  May 1,  2002,  the AIM  V.I.  Growth  and  Income  Fund,  AIM V.I.
Internatinal Equity Fund, and AIM V.I. Value Fund changed their names to the AIM
V.I. Core Equity Fund, AIM V.I.  International  Growth Fund and AIM V.I. Premier
Equity Fund, respectively. We have made a corresponding change in the name of the variable Sub-Account that invests in that Portfolio.

+ Effective May 1, 2002, the Templeton International Securities Fund Class 2 changed its name to the Templeton Foreign Securities Fund - Class 2. We have made a corresponding change in the name of the variable Sub-Account that invests in that Portfolio.

+ Effective May 1, 2002, the Franklin  Global Health Care Portfolio  merged into the Franklin Small Cap Fund.We have made a  corresponding  change in the name of the  variable  Sub-Account  that  invests in that  Portfolio.  The  standardized performance  figures  for the  Franklin  Small Cap (Class 2) and  Mutual  Shares
Securities  (Class  2)  Variable  Sub-Accounts   (collectively,   "new  Variable
Sub-Accounts")  reflect the performance of predecessor Variable Sub-Accounts for the period from the date of inception of the  predecessor  Sub-Account to May 1,
2000 (date the predecessor Sub-Accounts, for administrative convenience,  merged into the new Variable Sub-Accounts).

+ Effective May 1, 2002, the following Portoflios have been rebranded and have had their names changed from Morgan Stanley UIF Fixed Income to Van Kampen UIF
Core Plus Fixed Income, Morgan Stanley UIF Global Value Equity to Van Kampen UIF
GLobal Value Equity,  Morgan Stnaley UIF Mid Cap Value to Van Kampen UIF Mid Cap
Value, Morgan Stanley UIF U.S. Real Estate to Van Kampen UIF U.S. Real Estate, and Morgan Stanley UIF Value to Van Kampen UIF Value. We have made a corresponding change in the name of the variable Sub-Account that invests in that Portfolio.

Effective May 1, 2001, the MFS Growth with Income Series - Service Class changed its name to MFS Investors Trust Series to reflect changes in its investment policies. Performance shown for the MFS Investors Trust Series - Service Class
Sub-Account is based on performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

SHELF

(Without the Enhanced  Death  Benefit  Rider,  the Income  Benefit  Rider or the
Enhanced Earnings Death Benefit Rider)
Standardized Performance
Performance as of                                               12/31/01
Variable Sub-Account                                               1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                           N/A          N/A             N/A
AIM V.I. Balanced                                                  -17.80%        N/A           -0.05%
AIM V.I. Capital Appreciation                                      -29.49%        N/A            3.11%
AIM V.I. Core Growth                                               -29.05%        N/A            1.27%
AIM V.I. Dent Demographic Trends                                     N/A          N/A             N/A
AIM V.I. Diversified Income                                        -2.98%         N/A           -1.31%
AIM V.I. Growth                                                    -39.96%        N/A           -3.31%
AIM V.I. International Growth                                      -29.74%        N/A           -2.26%
AIM V.I. Premier Equity                                            -18.92%        N/A            4.59%
Dreyfus Socially Responsible Growth                                -28.80%        N/A            2.06%
Dreyfus Stock Index                                                -18.54%        N/A            3.29%
Dreyfus VIF - Growth & Income                                      -12.29%        N/A            3.15%
Dreyfus VIF - Money Market                                         -2.61%         N/A            2.59%
Fidelity VIP Asset Manager: Growth - Service Class 2                 N/A          N/A             N/A
Fidelity VIP Contrafund - Service Class 2                            N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                         N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                           N/A          N/A             N/A
Franklin Global Health Care - Class 2                                N/A          N/A             N/A
Franklin Small Cap - Class 2                                       -21.57%        N/A            0.60%
Franklin Technology Securities - Class 2                             N/A          N/A             N/A
Mutual Shares Securities - Class 2                                  0.42%         N/A            5.91%
Templeton Developing Markets Securities - Class 2                  -14.50%        N/A           -15.93%
Templeton Foreign Securities - Class 2                             -22.31%        N/A           -7.44%
Goldman Sachs VIT CORE Small Cap Equity                            -2.06%         N/A            6.72%
Goldman Sachs VIT CORE U.S. Equity                                 -18.31%        N/A           -0.32%
Goldman Sachs VIT Global Income                                    -1.79%         N/A            0.16%
Goldman Sachs VIT Internet Tollkeeper                                N/A          N/A             N/A
LSA Diversified Mid-Cap                                              N/A          N/A             N/A
LSA Focused Equity                                                   N/A          N/A             N/A
LSA Growth Equity                                                    N/A          N/A             N/A
MFS Emerging Growth - Service Class                                  N/A          N/A             N/A
MFS Investors Trust - Service Class                                  N/A          N/A             N/A
MFS New Discovery - Service Class                                    N/A          N/A             N/A
MFS Research - Service Class                                         N/A          N/A             N/A
MFS Utilities - Service Class                                        N/A          N/A             N/A
Oppenheimer Aggressive Growth                                      -37.37%        N/A           -11.77%
Oppenheimer Capital Appreciation                                   -18.93%        N/A           -1.14%
Oppenheimer Global Securities                                      -18.40%        N/A            5.64%
Oppenheimer Main Street Growth & Income                            -16.55%        N/A           -9.43%
Oppenheimer Stategic Bond                                          -1.74%         N/A            0.50%
Putnam Growth and Income                                             N/A          N/A             N/A
Putnam Growth Opportunities                                          N/A          N/A             N/A
Putnam Health Sciences                                               N/A          N/A             N/A
Putnam International Growth                                          N/A          N/A             N/A
Putnam New Value                                                     N/A          N/A             N/A
Putnam Research                                                      N/A          N/A             N/A
Van Kampen UIF Core Plus Fixed Income                               1.00%         N/A            3.73%
Van Kampen UIF Global Value Equity                                 -13.47%        N/A            1.10%
Van Kampen UIF Mid Cap Value                                       -9.63%         N/A            9.11%
Van Kampen UIF U.S. Real Estate                                     2.86%         N/A            8.30%
Van Kampen UIF Value                                               -7.05%         N/A            3.77%

*The inception  dates of the  Variable  Sub-Accounts  appear in the first  table above.
**Performance figures are not annualized.

(With the Enhanced  Death  Benefit  Rider or the Income Benefit Rider)
Enhanced Earnings Death Benefit Rider)
Standardized Performance
Performance as of                                           12/31/01
Variable Sub-Account                                          1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                      N/A          N/A              N/A
AIM V.I. Balanced                                             -18.02%        N/A            -0.31%
AIM V.I. Capital Appreciation                                 -29.68%        N/A             2.84%
AIM V.I. Core Growth                                          -29.24%        N/A             1.01%
AIM V.I. Dent Demographic Trends                                N/A          N/A              N/A
AIM V.I. Diversified Income                                    -3.24%        N/A            -1.57%
AIM V.I. Growth                                               -40.12%        N/A            -3.56%
AIM V.I. International Growth                                 -29.93%        N/A            -2.52%
AIM V.I. Premier Equity                                       -19.14%        N/A             4.32%
Dreyfus Socially Responsible Growth                           -28.99%        N/A             1.80%
Dreyfus Stock Index                                           -18.76%        N/A             3.02%
Dreyfus VIF - Growth & Income                                 -12.53%        N/A             2.89%
Dreyfus VIF - Money Market                                     -2.86%        N/A             2.32%
Fidelity VIP Asset Manager: Growth - Service Class 2            N/A          N/A              N/A
Fidelity VIP Contrafund - Service Class 2                       N/A          N/A              N/A
Fidelity VIP Equity-Income - Service Class 2                    N/A          N/A              N/A
Fidelity VIP Growth - Service Class 2                           N/A          N/A              N/A
Fidelity VIP High Income - Service Class 2                      N/A          N/A              N/A
Franklin Global Health Care - Class 2                           N/A          N/A              N/A
Franklin Small Cap - Class 2                                  -21.78%        N/A             0.34%
Franklin Technology Securities - Class 2                        N/A          N/A              N/A
Mutual Shares Securities - Class 2                             0.16%         N/A             5.63%
Templeton Developing Markets Securities - Class 2             -14.73%        N/A            -16.16%
Templeton Foreign Securities - Class 2                        -22.51%        N/A            -7.68%
Goldman Sachs VIT CORE Small Cap Equity                        -2.32%        N/A             6.45%
Goldman Sachs VIT CORE U.S. Equity                            -18.53%        N/A            -0.58%
Goldman Sachs VIT Global Income                                -2.05%        N/A            -0.10%
Goldman Sachs VIT Internet Tollkeeper                           N/A          N/A              N/A
LSA Diversified Mid-Cap                                         N/A          N/A              N/A
LSA Focused Equity                                              N/A          N/A              N/A
LSA Growth Equity                                               N/A          N/A              N/A
MFS Emerging Growth - Service Class                             N/A          N/A              N/A
MFS Investors Trust - Service Class                             N/A          N/A              N/A
MFS New Discovery - Service Class                               N/A          N/A              N/A
MFS Research - Service Class                                    N/A          N/A              N/A
MFS Utilities - Service Class                                   N/A          N/A              N/A
Oppenheimer Aggressive Growth                                 -37.54%        N/A            -12.00%
Oppenheimer Capital Appreciation                              -19.15%        N/A            -1.40%
Oppenheimer Global Securities                                 -18.62%        N/A             5.37%
Oppenheimer Main Street Growth & Income                       -16.77%        N/A            -9.67%
Oppenheimer Stategic Bond                                      -2.00%        N/A             0.24%
Putnam Growth and Income                                        N/A          N/A              N/A
Putnam Growth Opportunities                                     N/A          N/A              N/A
Putnam Health Sciences                                          N/A          N/A              N/A
Putnam International Growth                                     N/A          N/A              N/A
Putnam New Value                                                N/A          N/A              N/A
Putnam Research                                                 N/A          N/A              N/A
Van Kampen UIF Core Plus Fixed Income                          0.73%         N/A             3.46%
Van Kampen UIF Global Value Equity                            -13.70%        N/A             0.84%
Van Kampen UIF Mid Cap Value                                   -9.87%        N/A             8.83%
Van Kampen UIF U.S. Real Estate                                2.58%         N/A             8.02%
Van Kampen UIF Value                                           -7.30%        N/A             3.50%

*The inception  dates of the  Variable  Sub-Accounts  appear in the first  table above.
**Performance figures are not annualized.

(With the Enhanced Death Benefit Rider and Income Benefit Rider)
Standardized Performance
Performance as of                                               12/31/01
Variable Sub-Account                                               1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                           N/A          N/A             N/A
AIM V.I. Balanced                                                  -18.23%        N/A           -0.57%
AIM V.I. Capital Appreciation                                      -29.87%        N/A            2.57%
AIM V.I. Core Growth                                               -29.44%        N/A            0.74%
AIM V.I. Dent Demographic Trends                                     N/A          N/A             N/A
AIM V.I. Diversified Income                                        -3.50%         N/A           -1.82%
AIM V.I. Growth                                                    -40.28%        N/A           -3.81%
AIM V.I. International Growth                                      -30.12%        N/A           -2.77%
AIM V.I. Premier Equity                                            -19.35%        N/A            4.05%
Dreyfus Socially Responsible Growth                                -29.18%        N/A            1.54%
Dreyfus Stock Index                                                -18.98%        N/A            2.76%
Dreyfus VIF - Growth & Income                                      -12.76%        N/A            2.62%
Dreyfus VIF - Money Market                                         -3.12%         N/A            2.06%
Fidelity VIP Asset Manager: Growth - Service Class 2                 N/A          N/A             N/A
Fidelity VIP Contrafund - Service Class 2                            N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                         N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                           N/A          N/A             N/A
Franklin Global Health Care - Class 2                                N/A          N/A             N/A
Franklin Small Cap - Class 2                                       -21.99%        N/A            0.07%
Franklin Technology Securities - Class 2                             N/A          N/A             N/A
Mutual Shares Securities - Class 2                                 -0.11%         N/A            5.36%
Templeton Developing Markets Securities - Class 2                  -14.95%        N/A           -16.38%
Templeton Foreign Securities - Class 2                             -22.72%        N/A           -7.93%
Goldman Sachs VIT CORE Small Cap Equity                            -2.57%         N/A            6.17%
Goldman Sachs VIT CORE U.S. Equity                                 -18.74%        N/A           -0.84%
Goldman Sachs VIT Global Income                                    -2.30%         N/A           -0.36%
Goldman Sachs VIT Internet Tollkeeper                                N/A          N/A             N/A
LSA Diversified Mid-Cap                                              N/A          N/A             N/A
LSA Focused Equity                                                   N/A          N/A             N/A
LSA Growth Equity                                                    N/A          N/A             N/A
MFS Emerging Growth - Service Class                                  N/A          N/A             N/A
MFS Investors Trust - Service Class                                  N/A          N/A             N/A
MFS New Discovery - Service Class                                    N/A          N/A             N/A
MFS Research - Service Class                                         N/A          N/A             N/A
MFS Utilities - Service Class                                        N/A          N/A             N/A
Oppenheimer Aggressive Growth                                      -37.71%        N/A           -12.24%
Oppenheimer Capital Appreciation                                   -19.37%        N/A           -1.66%
Oppenheimer Global Securities                                      -18.84%        N/A            5.09%
Oppenheimer Main Street Growth & Income                            -16.99%        N/A           -9.91%
Oppenheimer Stategic Bond                                          -2.26%         N/A           -0.02%
Putnam Growth and Income                                             N/A          N/A             N/A
Putnam Growth Opportunities                                          N/A          N/A             N/A
Putnam Health Sciences                                               N/A          N/A             N/A
Putnam International Growth                                          N/A          N/A             N/A
Putnam New Value                                                     N/A          N/A             N/A
Putnam Research                                                      N/A          N/A             N/A
Van Kampen UIF Core Plus Fixed Income                               0.46%         N/A            3.19%
Van Kampen UIF Global Value Equity                                 -13.93%        N/A            0.58%
Van Kampen UIF Mid Cap Value                                       -10.11%        N/A            8.55%
Van Kampen UIF U.S. Real Estate                                     2.31%         N/A            7.75%
Van Kampen UIF Value                                               -7.54%         N/A            3.24%

*The inception  dates of the  Variable  Sub-Accounts  appear in the first  table above.
**Performance figures are not annualized.

(With Enhanced Earnings Death Benefit)
Standardized Performance
Performance as of                                                        12/31/01
Variable Sub-Account                                                       1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                                    N/A          N/A             N/A
AIM V.I. Balanced                                                           -18.15%        N/A           -0.46%
AIM V.I. Capital Appreciation                                               -29.84%        N/A            2.83%
AIM V.I. Core Growth                                                        -29.40%        N/A            0.99%
AIM V.I. Dent Demographic Trends                                              N/A          N/A             N/A
AIM V.I. Diversified Income                                                 -3.33%         N/A           -1.68%
AIM V.I. Growth                                                             -40.31%        N/A           -3.59%
AIM V.I. International Growth                                               -30.09%        N/A           -2.56%
AIM V.I. Premier Equity                                                     -19.27%        N/A            4.31%
Dreyfus Socially Responsible Growth                                         -29.15%        N/A            1.75%
Dreyfus Stock Index                                                         -18.89%        N/A            3.00%
Dreyfus VIF - Growth & Income                                               -12.64%        N/A            2.81%
Dreyfus VIF - Money Market                                                  -2.96%         N/A            2.21%
Fidelity VIP Asset Manager: Growth - Service Class 2                          N/A          N/A             N/A
Fidelity VIP Contrafund - Service Class 2                                     N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                                  N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                         N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                                    N/A          N/A             N/A
Franklin Global Health Care - Class 2                                         N/A          N/A             N/A
Franklin Small Cap - Class 2                                                -21.92%        N/A            0.20%
Franklin Technology Securities - Class 2                                      N/A          N/A             N/A
Mutual Shares Securities - Class 2                                           0.07%         N/A            5.42%
Templeton Developing Markets Securities - Class 2                           -14.85%        N/A           -16.43%
Templeton Foreign Securities - Class 2                                      -22.66%        N/A           -7.90%
Goldman Sachs VIT CORE Small Cap Equity                                     -2.41%         N/A            6.31%
Goldman Sachs VIT CORE U.S. Equity                                          -18.66%        N/A           -0.72%
Goldman Sachs VIT Global Income                                             -2.14%         N/A           -0.31%
Goldman Sachs VIT Internet Tollkeeper                                         N/A          N/A             N/A
LSA Diversified Mid-Cap                                                       N/A          N/A             N/A
LSA Focused Equity                                                            N/A          N/A             N/A
LSA Growth Equity                                                             N/A          N/A             N/A
MFS Emerging Growth - Service Class                                           N/A          N/A             N/A
MFS Investors Trust - Service Class                                           N/A          N/A             N/A
MFS New Discovery - Service Class                                             N/A          N/A             N/A
MFS Research - Service Class                                                  N/A          N/A             N/A
MFS Utilities - Service Class                                                 N/A          N/A             N/A
Oppenheimer Aggressive Growth                                               -37.72%        N/A           -12.19%
Oppenheimer Capital Appreciation                                            -19.28%        N/A           -1.59%
Oppenheimer Global Securities                                               -18.75%        N/A            5.22%
Oppenheimer Main Street Growth & Income                                     -16.90%        N/A           -9.92%
Oppenheimer Stategic Bond                                                   -2.09%         N/A            0.01%
Putnam Growth and Income                                                      N/A          N/A             N/A
Putnam Growth Opportunities                                                   N/A          N/A             N/A
Putnam Health Sciences                                                        N/A          N/A             N/A
Putnam International Growth                                                   N/A          N/A             N/A
Putnam New Value                                                              N/A          N/A             N/A
Putnam Research                                                               N/A          N/A             N/A
Van Kampen UIF Core Plus Fixed Income                                        0.65%         N/A            3.27%
Van Kampen UIF Global Value Equity                                          -13.82%        N/A            0.67%
Van Kampen UIF Mid Cap Value                                                -9.98%         N/A            8.72%
Van Kampen UIF U.S. Real Estate                                              2.51%         N/A            7.85%
Van Kampen UIF Value                                                        -7.40%         N/A            3.32%

*The inception  dates of the  Variable  Sub-Accounts  appear in the first  table above.
**Performance figures are not annualized.

(With the Enhanced Earnings Death Benefit Rider, and the Enhanced Death Benefit Rider or the Income Benefit Rider)
Standardized Performance
Performance as of                                                              12/31/01
Variable Sub-Account                                                             1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                                         N/A          N/A              N/A
AIM V.I. Balanced                                                                -18.37%        N/A            -0.72%
AIM V.I. Capital Appreciation                                                    -30.03%        N/A             2.56%
AIM V.I. Core Growth                                                             -29.59%        N/A             0.73%
AIM V.I. Dent Demographic Trends                                                   N/A          N/A              N/A
AIM V.I. Diversified Income                                                       -3.59%        N/A            -1.94%
AIM V.I. Growth                                                                  -40.47%        N/A            -3.84%
AIM V.I. International Growth                                                    -30.28%        N/A            -2.82%
AIM V.I. Premier Equity                                                          -19.49%        N/A             4.04%
Dreyfus Socially Responsible Growth                                              -29.34%        N/A             1.49%
Dreyfus Stock Index                                                              -19.11%        N/A             2.73%
Dreyfus VIF - Growth & Income                                                    -12.88%        N/A             2.54%
Dreyfus VIF - Money Market                                                        -3.21%        N/A             1.94%
Fidelity VIP Asset Manager: Growth - Service Class 2                               N/A          N/A              N/A
Fidelity VIP Contrafund - Service Class 2                                          N/A          N/A              N/A
Fidelity VIP Equity-Income - Service Class 2                                       N/A          N/A              N/A
Fidelity VIP Growth - Service Class 2                                              N/A          N/A              N/A
Fidelity VIP High Income - Service Class 2                                         N/A          N/A              N/A
Franklin Global Health Care - Class 2                                              N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     -22.13%        N/A            -0.07%
Franklin Technology Securities - Class 2                                           N/A          N/A              N/A
Mutual Shares Securities - Class 2                                                -0.19%        N/A             5.15%
Templeton Developing Markets Securities - Class 2                                -15.08%        N/A            -16.66%
Templeton Foreign Securities - Class 2                                           -22.86%        N/A            -8.15%
Goldman Sachs VIT CORE Small Cap Equity                                           -2.67%        N/A             6.03%
Goldman Sachs VIT CORE U.S. Equity                                               -18.88%        N/A            -0.99%
Goldman Sachs VIT Global Income                                                   -2.40%        N/A            -0.58%
Goldman Sachs VIT Internet Tollkeeper                                              N/A          N/A              N/A
LSA Diversified Mid-Cap                                                            N/A          N/A              N/A
LSA Focused Equity                                                                 N/A          N/A              N/A
LSA Growth Equity                                                                  N/A          N/A              N/A
MFS Emerging Growth - Service Class                                                N/A          N/A              N/A
MFS Investors Trust - Service Class                                                N/A          N/A              N/A
MFS New Discovery - Service Class                                                  N/A          N/A              N/A
MFS Research - Service Class                                                       N/A          N/A              N/A
MFS Utilities - Service Class                                                      N/A          N/A              N/A
Oppenheimer Aggressive Growth                                                    -37.89%        N/A            -12.43%
Oppenheimer Capital Appreciation                                                 -19.50%        N/A            -1.85%
Oppenheimer Global Securities                                                    -18.97%        N/A             4.95%
Oppenheimer Main Street Growth & Income                                          -17.12%        N/A            -10.16%
Oppenheimer Stategic Bond                                                         -2.35%        N/A            -0.26%
Putnam Growth and Income                                                           N/A          N/A              N/A
Putnam Growth Opportunities                                                        N/A          N/A              N/A
Putnam Health Sciences                                                             N/A          N/A              N/A
Putnam International Growth                                                        N/A          N/A              N/A
Putnam New Value                                                                   N/A          N/A              N/A
Putnam Research                                                                    N/A          N/A              N/A
Van Kampen UIF Core Plus Fixed Income                                             0.38%         N/A             3.00%
Van Kampen UIF Global Value Equity                                               -14.05%        N/A             0.41%
Van Kampen UIF Mid Cap Value                                                     -10.22%        N/A             8.44%
Van Kampen UIF U.S. Real Estate                                                   2.23%         N/A             7.57%
Van Kampen UIF Value                                                              -7.65%        N/A             3.05%

*The inception  dates of the  Variable  Sub-Accounts  appear in the first  table above.
**Performance figures are not annualized.

(With Income Benefit, Enhanced Death Benefit and Enhanced Earnings Death Benefit)
Standardized Performance
Performance as of                                                            12/31/01
Variable Sub-Account                                                          1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                                        N/A          N/A             N/A
AIM V.I. Balanced                                                               -18.58%        N/A           -0.98%
AIM V.I. Capital Appreciation                                                   -30.22%        N/A            2.30%
AIM V.I. Core Growth                                                            -29.79%        N/A            0.46%
AIM V.I. Dent Demographic Trends                                                  N/A          N/A             N/A
AIM V.I. Diversified Income                                                     -3.85%         N/A           -2.20%
AIM V.I. Growth                                                                 -40.63%        N/A           -4.10%
AIM V.I. International Growth                                                   -30.47%        N/A           -3.08%
AIM V.I. Premier Equity                                                         -19.70%        N/A            3.77%
Dreyfus Socially Responsible Growth                                             -29.53%        N/A            1.22%
Dreyfus Stock Index                                                             -19.33%        N/A            2.47%
Dreyfus VIF - Growth & Income                                                   -13.11%        N/A            2.27%
Dreyfus VIF - Money Market                                                      -3.47%         N/A            1.67%
Fidelity VIP Asset Manager: Growth - Service Class 2                              N/A          N/A             N/A
Fidelity VIP Contrafund - Service Class 2                                         N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                                      N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                             N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                                        N/A          N/A             N/A
Franklin Global Health Care - Class 2                                             N/A          N/A             N/A
Franklin Small Cap - Class 2                                                    -22.34%        N/A           -0.33%
Franklin Technology Securities - Class 2                                          N/A          N/A             N/A
Mutual Shares Securities - Class 2                                              -0.46%         N/A            4.87%
Templeton Developing Markets Securities - Class 2                               -15.30%        N/A           -16.88%
Templeton Foreign Securities - Class 2                                          -23.07%        N/A           -8.39%
Goldman Sachs VIT CORE Small Cap Equity                                         -2.92%         N/A            5.75%
Goldman Sachs VIT CORE U.S. Equity                                              -19.09%        N/A           -1.25%
Goldman Sachs VIT Global Income                                                 -2.65%         N/A           -0.84%
Goldman Sachs VIT Internet Tollkeeper                                             N/A          N/A             N/A
LSA Diversified Mid-Cap                                                           N/A          N/A             N/A
LSA Focused Equity                                                                N/A          N/A             N/A
LSA Growth Equity                                                                 N/A          N/A             N/A
MFS Emerging Growth - Service Class                                               N/A          N/A             N/A
MFS Investors Trust - Service Class                                               N/A          N/A             N/A
MFS New Discovery - Service Class                                                 N/A          N/A             N/A
MFS Research - Service Class                                                      N/A          N/A             N/A
MFS Utilities - Service Class                                                     N/A          N/A             N/A
Oppenheimer Aggressive Growth                                                   -38.06%        N/A           -12.67%
Oppenheimer Capital Appreciation                                                -19.72%        N/A           -2.11%
Oppenheimer Global Securities                                                   -19.19%        N/A            4.67%
Oppenheimer Main Street Growth & Income                                         -17.34%        N/A           -10.40%
Oppenheimer Stategic Bond                                                       -2.61%         N/A           -0.52%
Putnam Growth and Income                                                          N/A          N/A             N/A
Putnam Growth Opportunities                                                       N/A          N/A             N/A
Putnam Health Sciences                                                            N/A          N/A             N/A
Putnam International Growth                                                       N/A          N/A             N/A
Putnam New Value                                                                  N/A          N/A             N/A
Putnam Research                                                                   N/A          N/A             N/A
Van Kampen UIF Core Plus Fixed Income                                            0.11%         N/A            2.73%
Van Kampen UIF Global Value Equity                                              -14.28%        N/A            0.14%
Van Kampen UIF Mid Cap Value                                                    -10.46%        N/A            8.16%
Van Kampen UIF U.S. Real Estate                                                  1.96%         N/A            7.29%
Van Kampen UIF Value                                                            -7.89%         N/A            2.78%

*The inception  dates of the  Variable  Sub-Accounts  appear in the first  table above.
**Performance figures are not annualized.


NON-STANDARDIZED TOTAL RETURNS

Set  out  below  are  the  non-standardized  total  returns  for  each  Variable
Sub-Account  since its inception  through December 31, 2001. All of the Variable
Sub-Accounts  commenced  operations  on  May  1,  2001  except  for  the  Putnam
International Growth, and Putnam Research Variable Sub-Accounts, which commenced operations on September 21, 2001.The LSA Diversified Mid Cap and Van Kampen UIF
Real Estate  commenced  operations on May 1, 2002.

The non-standardized total returns shown below do not reflect the withdrawal charge or the $35 annual contract maintenance charge.

(Without the Enhanced  Death  Benefit  Rider,  the Income  Benefit  Rider or the
Enhanced Earnings Death Benefit Rider)
Non-Standerdized Performance
                                              Performance as of 12/31/01
Variable Sub-Account                                              1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                           N/A          N/A             N/A
AIM V.I. Balanced                                                  -12.62%        N/A            1.37%
AIM V.I. Capital Appreciation                                      -24.32%        N/A            4.14%
AIM V.I. Core Growth                                               -23.87%        N/A            2.36%
AIM V.I. Dent Demographic Trends                                     N/A          N/A             N/A
AIM V.I. Diversified Income                                         2.19%         N/A            -0.12%
AIM V.I. Growth                                                    -34.78%        N/A            -2.08%
AIM V.I. International Growth                                      -24.56%        N/A            -1.06%
AIM V.I. Premier Equity                                            -13.74%        N/A            5.58%
Dreyfus Socially Responsible Growth                                -23.62%        N/A            2.99%
Dreyfus Stock Index                                                -13.36%        N/A            4.32%
Dreyfus VIF - Growth & Income                                      -7.12%         N/A            4.05%
Dreyfus VIF - Money Market                                          2.57%         N/A            3.51%
Fidelity VIP Asset Manager: Growth - Service Class 2                 N/A          N/A             N/A
Fidelity VIP Contrafund - Service Class 2                            N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                         N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                           N/A          N/A             N/A
Franklin Global Health Care - Class 2                                N/A          N/A             N/A
Franklin Small Cap - Class 2                                       -16.39%        N/A            2.99%
Franklin Technology Securities - Class 2                             N/A          N/A             N/A
Mutual Shares Securities - Class 2                                  5.60%         N/A            8.19%
Templeton Developing Markets Securities - Class 2                  -9.32%         N/A           -13.00%
Templeton Foreign Securities - Class 2                             -17.13%        N/A            -4.80%
Goldman Sachs VIT CORE Small Cap Equity                             3.12%         N/A            7.97%
Goldman Sachs VIT CORE U.S. Equity                                 -13.13%        N/A            1.11%
Goldman Sachs VIT Global Income                                     3.39%         N/A            1.59%
Goldman Sachs VIT Internet Tollkeeper                                N/A          N/A             N/A
LSA Diversified Mid-Cap                                              N/A          N/A             N/A
LSA Focused Equity                                                   N/A          N/A             N/A
LSA Growth Equity                                                    N/A          N/A             N/A
MFS Emerging Growth - Service Class                                  N/A          N/A             N/A
MFS Investors Trust - Service Class                                  N/A          N/A             N/A
MFS New Discovery - Service Class                                    N/A          N/A             N/A
MFS Research - Service Class                                         N/A          N/A             N/A
MFS Utilities - Service Class                                        N/A          N/A             N/A
Oppenheimer Aggressive Growth                                      -32.20%        N/A            -9.00%
Oppenheimer Capital Appreciation                                   -13.76%        N/A            1.30%
Oppenheimer Global Securities                                      -13.22%        N/A            7.92%
Oppenheimer Main Street Growth & Income                            -11.37%        N/A            -6.73%
Oppenheimer Stategic Bond                                           3.43%         N/A            2.92%
Putnam Growth and Income                                             N/A          N/A             N/A
Putnam Growth Opportunities                                          N/A          N/A             N/A
Putnam Health Sciences                                               N/A          N/A             N/A
Putnam International Growth                                          N/A          N/A             N/A
Putnam New Value                                                     N/A          N/A             N/A
Putnam Research                                                      N/A          N/A             N/A
Van Kampen UIF Core Plus Fixed Income                               6.18%         N/A            5.06%
Van Kampen UIF Global Value Equity                                 -8.29%         N/A            2.50%
Van Kampen UIF Mid Cap Value                                       -4.46%         N/A            10.30%
Van Kampen UIF U.S. Real Estate                                     8.03%         N/A            9.53%
Van Kampen UIF Value                                               -1.87%         N/A            5.10%

*The inception dates of the Variable Sub-Accounts appear in the first table under Standardized Total Returns above.

**Performance figures are not annualized.



(With the Enhanced  Death  Benefit  Rider or the Income Benefit Rider)
Enhanced Earnings Death Benefit Rider)
Non-Standerdized Performance
                                              Performance as of 12/31/01
Variable Sub-Account                                              1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                           N/A          N/A             N/A
AIM V.I. Balanced                                                  -12.84%        N/A            1.12%
AIM V.I. Capital Appreciation                                      -24.51%        N/A            3.88%
AIM V.I. Core Growth                                               -24.07%        N/A            2.10%
AIM V.I. Dent Demographic Trends                                     N/A          N/A             N/A
AIM V.I. Diversified Income                                         1.94%         N/A            -0.37%
AIM V.I. Growth                                                    -34.94%        N/A            -2.32%
AIM V.I. International Growth                                      -24.75%        N/A            -1.31%
AIM V.I. Premier Equity                                            -13.96%        N/A            5.32%
Dreyfus Socially Responsible Growth                                -23.81%        N/A            2.73%
Dreyfus Stock Index                                                -13.58%        N/A            4.06%
Dreyfus VIF - Growth & Income                                      -7.35%         N/A            3.79%
Dreyfus VIF - Money Market                                          2.31%         N/A            3.25%
Fidelity VIP Asset Manager: Growth - Service Class 2                 N/A          N/A             N/A
Fidelity VIP Contrafund - Service Class 2                            N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                         N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                           N/A          N/A             N/A
Franklin Global Health Care - Class 2                                N/A          N/A             N/A
Franklin Small Cap - Class 2                                       -16.60%        N/A            2.74%
Franklin Technology Securities - Class 2                             N/A          N/A             N/A
Mutual Shares Securities - Class 2                                  5.34%         N/A            7.92%
Templeton Developing Markets Securities - Class 2                  -9.55%         N/A           -13.22%
Templeton Foreign Securities - Class 2                             -17.34%        N/A            -5.04%
Goldman Sachs VIT CORE Small Cap Equity                             2.86%         N/A            7.70%
Goldman Sachs VIT CORE U.S. Equity                                 -13.35%        N/A            0.86%
Goldman Sachs VIT Global Income                                     3.13%         N/A            1.33%
Goldman Sachs VIT Internet Tollkeeper                                N/A          N/A             N/A
LSA Diversified Mid-Cap                                              N/A          N/A             N/A
LSA Focused Equity                                                   N/A          N/A             N/A
LSA Growth Equity                                                    N/A          N/A             N/A
MFS Emerging Growth - Service Class                                  N/A          N/A             N/A
MFS Investors Trust - Service Class                                  N/A          N/A             N/A
MFS New Discovery - Service Class                                    N/A          N/A             N/A
MFS Research - Service Class                                         N/A          N/A             N/A
MFS Utilities - Service Class                                        N/A          N/A             N/A
Oppenheimer Aggressive Growth                                      -32.37%        N/A            -9.23%
Oppenheimer Capital Appreciation                                   -13.97%        N/A            1.05%
Oppenheimer Global Securities                                      -13.44%        N/A            7.65%
Oppenheimer Main Street Growth & Income                            -11.59%        N/A            -6.96%
Oppenheimer Stategic Bond                                           3.17%         N/A            2.66%
Putnam Growth and Income                                             N/A          N/A             N/A
Putnam Growth Opportunities                                          N/A          N/A             N/A
Putnam Health Sciences                                               N/A          N/A             N/A
Putnam International Growth                                          N/A          N/A             N/A
Putnam New Value                                                     N/A          N/A             N/A
Putnam Research                                                      N/A          N/A             N/A
Van Kampen UIF Core Plus Fixed Income                               5.91%         N/A            4.79%
Van Kampen UIF Global Value Equity                                 -8.52%         N/A            2.24%
Van Kampen UIF Mid Cap Value                                       -4.70%         N/A            10.03%
Van Kampen UIF U.S. Real Estate                                     7.76%         N/A            9.25%
Van Kampen UIF Value                                               -2.12%         N/A            4.84%

*The inception dates of the Variable Sub-Accounts appear in the first table under Standardized Total Returns above.

**Performance figures are not annualized.



(With the Enhanced Death Benefit Rider and Income Benefit Rider)
Non-Standerdized Performance
                                              Performance as of 12/31/01
Variable Sub-Account                                               1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                           N/A          N/A             N/A
AIM V.I. Balanced                                                  -13.06%        N/A            0.87%
AIM V.I. Capital Appreciation                                      -24.70%        N/A            3.62%
AIM V.I. Core Growth                                               -24.26%        N/A            1.85%
AIM V.I. Dent Demographic Trends                                     N/A          N/A             N/A
AIM V.I. Diversified Income                                         1.68%         N/A            -0.62%
AIM V.I. Growth                                                    -35.11%        N/A            -2.56%
AIM V.I. International Growth                                      -24.94%        N/A            -1.55%
AIM V.I. Premier Equity                                            -14.18%        N/A            5.06%
Dreyfus Socially Responsible Growth                                -24.00%        N/A            2.48%
Dreyfus Stock Index                                                -13.80%        N/A            3.80%
Dreyfus VIF - Growth & Income                                      -7.58%         N/A            3.54%
Dreyfus VIF - Money Market                                          2.06%         N/A            2.99%
Fidelity VIP Asset Manager: Growth - Service Class 2                 N/A          N/A             N/A
Fidelity VIP Contrafund - Service Class 2                            N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                         N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                           N/A          N/A             N/A
Franklin Global Health Care - Class 2                                N/A          N/A             N/A
Franklin Small Cap - Class 2                                       -16.81%        N/A            2.48%
Franklin Technology Securities - Class 2                             N/A          N/A             N/A
Mutual Shares Securities - Class 2                                  5.07%         N/A            7.65%
Templeton Developing Markets Securities - Class 2                  -9.78%         N/A           -13.43%
Templeton Foreign Securities - Class 2                             -17.54%        N/A            -5.28%
Goldman Sachs VIT CORE Small Cap Equity                             2.60%         N/A            7.43%
Goldman Sachs VIT CORE U.S. Equity                                 -13.57%        N/A            0.60%
Goldman Sachs VIT Global Income                                     2.87%         N/A            1.08%
Goldman Sachs VIT Internet Tollkeeper                                N/A          N/A             N/A
LSA Diversified Mid-Cap                                              N/A          N/A             N/A
LSA Focused Equity                                                   N/A          N/A             N/A
LSA Growth Equity                                                    N/A          N/A             N/A
MFS Emerging Growth - Service Class                                  N/A          N/A             N/A
MFS Investors Trust - Service Class                                  N/A          N/A             N/A
MFS New Discovery - Service Class                                    N/A          N/A             N/A
MFS Research - Service Class                                         N/A          N/A             N/A
MFS Utilities - Service Class                                        N/A          N/A             N/A
Oppenheimer Aggressive Growth                                      -32.54%        N/A            -9.46%
Oppenheimer Capital Appreciation                                   -14.19%        N/A            0.80%
Oppenheimer Global Securities                                      -13.66%        N/A            7.38%
Oppenheimer Main Street Growth & Income                            -11.82%        N/A            -7.20%
Oppenheimer Stategic Bond                                           2.91%         N/A            2.41%
Putnam Growth and Income                                             N/A          N/A             N/A
Putnam Growth Opportunities                                          N/A          N/A             N/A
Putnam Health Sciences                                               N/A          N/A             N/A
Putnam International Growth                                          N/A          N/A             N/A
Putnam New Value                                                     N/A          N/A             N/A
Putnam Research                                                      N/A          N/A             N/A
Van Kampen UIF Core Plus Fixed Income                               5.64%         N/A            4.53%
Van Kampen UIF Global Value Equity                                 -8.75%         N/A            1.99%
Van Kampen UIF Mid Cap Value                                       -4.93%         N/A            9.75%
Van Kampen UIF U.S. Real Estate                                     7.49%         N/A            8.98%
Van Kampen UIF Value                                               -2.37%         N/A            4.58%

*The inception dates of the Variable Sub-Accounts appear in the first table under Standardized Total Returns above.

**Performance figures are not annualized.



(With Enhanced Earnings Death Benefit)
Non-Standerdized Performance
                                                       Performance as of 12/31/01
Variable Sub-Account                                                       1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                                    N/A          N/A             N/A
AIM V.I. Balanced                                                           -12.97%        N/A            0.98%
AIM V.I. Capital Appreciation                                               -24.67%        N/A            3.87%
AIM V.I. Core Growth                                                        -24.22%        N/A            2.09%
AIM V.I. Dent Demographic Trends                                              N/A          N/A             N/A
AIM V.I. Diversified Income                                                  1.84%         N/A           -0.48%
AIM V.I. Growth                                                             -35.13%        N/A           -2.35%
AIM V.I. International Growth                                               -24.91%        N/A           -1.35%
AIM V.I. Premier Equity                                                     -14.09%        N/A            5.31%
Dreyfus Socially Responsible Growth                                         -23.97%        N/A            2.69%
Dreyfus Stock Index                                                         -13.71%        N/A            4.04%
Dreyfus VIF - Growth & Income                                               -7.47%         N/A            3.72%
Dreyfus VIF - Money Market                                                   2.22%         N/A            3.14%
Fidelity VIP Asset Manager: Growth - Service Class 2                          N/A          N/A             N/A
Fidelity VIP Contrafund - Service Class 2                                     N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                                  N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                         N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                                    N/A          N/A             N/A
Franklin Global Health Care - Class 2                                         N/A          N/A             N/A
Franklin Small Cap - Class 2                                                -16.74%        N/A            2.60%
Franklin Technology Securities - Class 2                                      N/A          N/A             N/A
Mutual Shares Securities - Class 2                                           5.25%         N/A            7.71%
Templeton Developing Markets Securities - Class 2                           -9.67%         N/A           -13.48%
Templeton Foreign Securities - Class 2                                      -17.48%        N/A           -5.25%
Goldman Sachs VIT CORE Small Cap Equity                                      2.77%         N/A            7.57%
Goldman Sachs VIT CORE U.S. Equity                                          -13.48%        N/A            0.72%
Goldman Sachs VIT Global Income                                              3.04%         N/A            1.13%
Goldman Sachs VIT Internet Tollkeeper                                         N/A          N/A             N/A
LSA Diversified Mid-Cap                                                       N/A          N/A             N/A
LSA Focused Equity                                                            N/A          N/A             N/A
LSA Growth Equity                                                             N/A          N/A             N/A
MFS Emerging Growth - Service Class                                           N/A          N/A             N/A
MFS Investors Trust - Service Class                                           N/A          N/A             N/A
MFS New Discovery - Service Class                                             N/A          N/A             N/A
MFS Research - Service Class                                                  N/A          N/A             N/A
MFS Utilities - Service Class                                                 N/A          N/A             N/A
Oppenheimer Aggressive Growth                                               -32.55%        N/A           -9.41%
Oppenheimer Capital Appreciation                                            -14.11%        N/A            0.87%
Oppenheimer Global Securities                                               -13.57%        N/A            7.51%
Oppenheimer Main Street Growth & Income                                     -11.72%        N/A           -7.20%
Oppenheimer Stategic Bond                                                    3.08%         N/A            2.44%
Putnam Growth and Income                                                      N/A          N/A             N/A
Putnam Growth Opportunities                                                   N/A          N/A             N/A
Putnam Health Sciences                                                        N/A          N/A             N/A
Putnam International Growth                                                   N/A          N/A             N/A
Putnam New Value                                                              N/A          N/A             N/A
Putnam Research                                                               N/A          N/A             N/A
Van Kampen UIF Core Plus Fixed Income                                        5.83%         N/A            4.61%
Van Kampen UIF Global Value Equity                                          -8.64%         N/A            2.08%
Van Kampen UIF Mid Cap Value                                                -4.81%         N/A            9.92%
Van Kampen UIF U.S. Real Estate                                              7.68%         N/A            9.09%
Van Kampen UIF Value                                                        -2.22%         N/A            4.66%

*The inception dates of the Variable Sub-Accounts appear in the first table under Standardized Total Returns above.

**Performance figures are not annualized.



(With the Enhanced Earnings Death Benefit Rider, and the Enhanced Death Benefit Rider or the Income Benefit Rider)
Non-Standerdized Performance
                                                             Performance as of 12/31/01
Variable Sub-Account                                                             1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                                         N/A          N/A              N/A
AIM V.I. Balanced                                                                -13.19%        N/A             0.72%
AIM V.I. Capital Appreciation                                                    -24.86%        N/A             3.61%
AIM V.I. Core Growth                                                             -24.42%        N/A             1.83%
AIM V.I. Dent Demographic Trends                                                   N/A          N/A              N/A
AIM V.I. Diversified Income                                                       1.59%         N/A            -0.73%
AIM V.I. Growth                                                                  -35.29%        N/A            -2.59%
AIM V.I. International Growth                                                    -25.10%        N/A            -1.60%
AIM V.I. Premier Equity                                                          -14.31%        N/A             5.05%
Dreyfus Socially Responsible Growth                                              -24.16%        N/A             2.43%
Dreyfus Stock Index                                                              -13.93%        N/A             3.78%
Dreyfus VIF - Growth & Income                                                     -7.70%        N/A             3.46%
Dreyfus VIF - Money Market                                                        1.96%         N/A             2.88%
Fidelity VIP Asset Manager: Growth - Service Class 2                               N/A          N/A              N/A
Fidelity VIP Contrafund - Service Class 2                                          N/A          N/A              N/A
Fidelity VIP Equity-Income - Service Class 2                                       N/A          N/A              N/A
Fidelity VIP Growth - Service Class 2                                              N/A          N/A              N/A
Fidelity VIP High Income - Service Class 2                                         N/A          N/A              N/A
Franklin Global Health Care - Class 2                                              N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     -16.95%        N/A             2.34%
Franklin Technology Securities - Class 2                                           N/A          N/A              N/A
Mutual Shares Securities - Class 2                                                4.99%         N/A             7.44%
Templeton Developing Markets Securities - Class 2                                 -9.90%        N/A            -13.70%
Templeton Foreign Securities - Class 2                                           -17.69%        N/A            -5.49%
Goldman Sachs VIT CORE Small Cap Equity                                           2.51%         N/A             7.30%
Goldman Sachs VIT CORE U.S. Equity                                               -13.70%        N/A             0.46%
Goldman Sachs VIT Global Income                                                   2.78%         N/A             0.87%
Goldman Sachs VIT Internet Tollkeeper                                              N/A          N/A              N/A
LSA Diversified Mid-Cap                                                            N/A          N/A              N/A
LSA Focused Equity                                                                 N/A          N/A              N/A
LSA Growth Equity                                                                  N/A          N/A              N/A
MFS Emerging Growth - Service Class                                                N/A          N/A              N/A
MFS Investors Trust - Service Class                                                N/A          N/A              N/A
MFS New Discovery - Service Class                                                  N/A          N/A              N/A
MFS Research - Service Class                                                       N/A          N/A              N/A
MFS Utilities - Service Class                                                      N/A          N/A              N/A
Oppenheimer Aggressive Growth                                                    -32.72%        N/A            -9.64%
Oppenheimer Capital Appreciation                                                 -14.32%        N/A             0.62%
Oppenheimer Global Securities                                                    -13.79%        N/A             7.24%
Oppenheimer Main Street Growth & Income                                          -11.94%        N/A            -7.44%
Oppenheimer Stategic Bond                                                         2.82%         N/A             2.18%
Putnam Growth and Income                                                           N/A          N/A              N/A
Putnam Growth Opportunities                                                        N/A          N/A              N/A
Putnam Health Sciences                                                             N/A          N/A              N/A
Putnam International Growth                                                        N/A          N/A              N/A
Putnam New Value                                                                   N/A          N/A              N/A
Putnam Research                                                                    N/A          N/A              N/A
Van Kampen UIF Core Plus Fixed Income                                             5.56%         N/A             4.35%
Van Kampen UIF Global Value Equity                                                -8.87%        N/A             1.82%
Van Kampen UIF Mid Cap Value                                                      -5.05%        N/A             9.65%
Van Kampen UIF U.S. Real Estate                                                   7.41%         N/A             8.81%
Van Kampen UIF Value                                                              -2.47%        N/A             4.40%

*The inception dates of the Variable Sub-Accounts appear in the first table under Standardized Total Returns above.

**Performance figures are not annualized.



(With Income Benefit, Enhanced Death Benefit and Enhanced Earnings Death Benefit)
Non-Standerdized Performance
                                                           Performance as of 12/31/01
Variable Sub-Account                                                          1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                                        N/A          N/A             N/A
AIM V.I. Balanced                                                               -13.41%        N/A            0.47%
AIM V.I. Capital Appreciation                                                   -25.05%        N/A            3.35%
AIM V.I. Core Growth                                                            -24.61%        N/A            1.57%
AIM V.I. Dent Demographic Trends                                                  N/A          N/A             N/A
AIM V.I. Diversified Income                                                      1.33%         N/A           -0.98%
AIM V.I. Growth                                                                 -35.46%        N/A           -2.84%
AIM V.I. International Growth                                                   -25.29%        N/A           -1.85%
AIM V.I. Premier Equity                                                         -14.53%        N/A            4.79%
Dreyfus Socially Responsible Growth                                             -24.35%        N/A            2.17%
Dreyfus Stock Index                                                             -14.15%        N/A            3.52%
Dreyfus VIF - Growth & Income                                                   -7.93%         N/A            3.20%
Dreyfus VIF - Money Market                                                       1.71%         N/A            2.62%
Fidelity VIP Asset Manager: Growth - Service Class 2                              N/A          N/A             N/A
Fidelity VIP Contrafund - Service Class 2                                         N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                                      N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                             N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                                        N/A          N/A             N/A
Franklin Global Health Care - Class 2                                             N/A          N/A             N/A
Franklin Small Cap - Class 2                                                    -17.16%        N/A            2.09%
Franklin Technology Securities - Class 2                                          N/A          N/A             N/A
Mutual Shares Securities - Class 2                                               4.72%         N/A            7.18%
Templeton Developing Markets Securities - Class 2                               -10.13%        N/A           -13.92%
Templeton Foreign Securities - Class 2                                          -17.89%        N/A           -5.73%
Goldman Sachs VIT CORE Small Cap Equity                                          2.25%         N/A            7.03%
Goldman Sachs VIT CORE U.S. Equity                                              -13.92%        N/A            0.21%
Goldman Sachs VIT Global Income                                                  2.52%         N/A            0.62%
Goldman Sachs VIT Internet Tollkeeper                                             N/A          N/A             N/A
LSA Diversified Mid-Cap                                                           N/A          N/A             N/A
LSA Focused Equity                                                                N/A          N/A             N/A
LSA Growth Equity                                                                 N/A          N/A             N/A
MFS Emerging Growth - Service Class                                               N/A          N/A             N/A
MFS Investors Trust - Service Class                                               N/A          N/A             N/A
MFS New Discovery - Service Class                                                 N/A          N/A             N/A
MFS Research - Service Class                                                      N/A          N/A             N/A
MFS Utilities - Service Class                                                     N/A          N/A             N/A
Oppenheimer Aggressive Growth                                                   -32.89%        N/A           -9.87%
Oppenheimer Capital Appreciation                                                -14.54%        N/A            0.37%
Oppenheimer Global Securities                                                   -14.01%        N/A            6.97%
Oppenheimer Main Street Growth & Income                                         -12.17%        N/A           -7.67%
Oppenheimer Stategic Bond                                                        2.56%         N/A            1.92%
Putnam Growth and Income                                                          N/A          N/A             N/A
Putnam Growth Opportunities                                                       N/A          N/A             N/A
Putnam Health Sciences                                                            N/A          N/A             N/A
Putnam International Growth                                                       N/A          N/A             N/A
Putnam New Value                                                                  N/A          N/A             N/A
Putnam Research                                                                   N/A          N/A             N/A
Van Kampen UIF Core Plus Fixed Income                                            5.29%         N/A            4.09%
Van Kampen UIF Global Value Equity                                              -9.10%         N/A            1.57%
Van Kampen UIF Mid Cap Value                                                    -5.28%         N/A            9.37%
Van Kampen UIF U.S. Real Estate                                                  7.14%         N/A            8.54%
Van Kampen UIF Value                                                            -2.72%         N/A            4.14%

*The inception dates of the Variable Sub-Accounts appear in the first table under Standardized Total Returns above.

**Performance figures are not annualized.


ADJUSTED HISTORICAL TOTAL RETURNS

Set out  below are the  adjusted  historical  total  returns  for each  Variable
Sub-Account since the Portfolio's inception through December 31, 2001. We calculate "adjusted historical total returns" using the historical performance of the underlying Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract and the withdrawal charge and contract maintenance charge.

+  Effective  May 1,  2002,  the AIM  V.I.  Growth  and  Income  Fund,  AIM V.I.
Internatinal Equity Fund, and AIM V.I. Value Fund changed their names to the AIM
V.I. Core Equity Fund, AIM V.I.  International  Growth Fund and AIM V.I. Premier
Equity Fund, respectively. We have made a corresponding change in the name of the variable Sub-Account that invests in that Portfolio.

+ Effective May 1, 2002, the Templeton International Securities Fund Class 2 changed its name to the Templeton Foreign Securities Fund - Class 2. We have made a corresponding change in the name of the variable Sub-Account that invests in that Portfolio.

+ Effective May 1, 2002, the Franklin  Global Health Care Portfolio  merged into the Franklin Small Cap Fund.We have made a  corresponding  change in the name of the  variable  Sub-Account  that  invests in that  Portfolio.  The  standardized performance  figures  for the  Franklin  Small Cap (Class 2) and  Mutual  Shares
Securities  (Class  2)  Variable  Sub-Accounts   (collectively,   "new  Variable
Sub-Accounts")  reflect the performance of predecessor Variable Sub-Accounts for the period from the date of inception of the  predecessor  Sub-Account to May 1,
2000 (date the predecessor Sub-Accounts, for administrative convenience,  merged into the new Variable Sub-Accounts).

+ Effective May 1, 2002, the following Portoflios have been rebranded and have had their names changed from Morgan Stanley UIF Fixed Income to Van Kampen UIF
Core Plus Fixed Income, Morgan Stanley UIF Global Value Equity to Van Kampen UIF
GLobal Value Equity,  Morgan Stnaley UIF Mid Cap Value to Van Kampen UIF Mid Cap
Value, Morgan Stanley UIF U.S. Real Estate to Van Kampen UIF U.S. Real Estate, and Morgan Stanley UIF Value to Van Kampen UIF Value. We have made a corresponding change in the name of the variable Sub-Account that invests in that Portfolio.

Effective May 1, 2001, the MFS Growth with Income Series - Service Class changed its name to MFS Investors Trust Series to reflect changes in its investment policies. Performance shown for the MFS Investors Trust Series - Service Class
Sub-Account is based on performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.


The inception dates of the Portfolios are as follows:

Variable Sub-Account                                 Inception Date of Corresponding Portfolio
AIM V.I. Aggressive Growth                                      05/01/98
AIM V.I. Balanced                                               05/01/98
AIM V.I. Capital Appreciation                                   05/05/93
AIM V.I. Core Growth                                            05/02/94
AIM V.I. Dent Demographic Trends                                12/29/99
AIM V.I. Diversified Income                                     05/05/93
AIM V.I. Growth                                                 05/05/93
AIM V.I. International Growth                                   05/05/93
AIM V.I. Premier Equity                                         05/05/93
Dreyfus Socially Responsible Growth                             09/30/93
Dreyfus Stock Index                                             09/29/89
Dreyfus VIF - Growth & Income                                   04/30/94
Dreyfus VIF - Money Market                                      08/31/90
Fidelity VIP Asset Manager: Growth - Service Class 2            01/04/95
Fidelity VIP Contrafund - Service Class 2                       01/04/95
Fidelity VIP Equity-Income - Service Class 2                    10/10/86
Fidelity VIP Growth - Service Class 2                           10/10/86
Fidelity VIP High Income - Service Class 2                      09/20/85
Franklin Global Health Care - Class 2                           04/30/98
Franklin Small Cap - Class 2                                    10/31/95
Franklin Technology Securities - Class 2                        05/31/00
Mutual Shares Securities - Class 2                              11/08/96
Templeton Developing Markets Securities - Class 2               03/04/96
Templeton Foreign Securities - Class 2                          05/01/92
Goldman Sachs VIT CORE Small Cap Equity                         02/13/98
Goldman Sachs VIT CORE U.S. Equity                              02/13/98
Goldman Sachs VIT Global Income                                 01/12/98
Goldman Sachs VIT Internet Tollkeeper                           04/28/00
LSA Diversified Mid-Cap                                         08/14/01
LSA Focused Equity                                              10/01/99
LSA Growth Equity                                               10/01/99
MFS Emerging Growth - Service Class                             07/24/95
MFS Investors Trust - Service Class                             10/09/95
MFS New Discovery - Service Class                               05/01/98
MFS Research - Service Class                                    07/26/95
MFS Utilities - Service Class                                   01/03/95
Oppenheimer Aggressive Growth                                   08/15/86
Oppenheimer Capital Appreciation                                04/03/85
Oppenheimer Global Securities                                   11/12/90
Oppenheimer Main Street Growth & Income                         07/05/95
Oppenheimer Stategic Bond                                       05/03/93
Putnam Growth and Income                                        02/01/88
Putnam Growth Opportunities                                     01/31/00
Putnam Health Sciences                                          04/30/98
Putnam International Growth                                     01/02/97
Putnam New Value                                                01/02/97
Putnam Research                                                 09/29/98
Van Kampen UIF Core Plus Fixed Income                           01/02/97
Van Kampen UIF Global Value Equity                              01/02/97
Van Kampen UIF Mid Cap Value                                    01/02/97
Van Kampen UIF U.S. Real Estate                                 03/04/97
Van Kampen UIF Value                                            01/02/97

* The Portfolios' Service Class 2 shares ("12b-1 class")  corresponding to these
Variable Sub-Accounts were first offered on January 12, 2000. This share class has a Rule 12b-1 fee of 0.25%. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Initial Class shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.

** The  Portfolios'  Class 2  shares  ("12b-1  class")  corresponding  to  these
Variable Sub-Accounts were first offered on January 6, 1999. This share class has a Rule 12b-1 fee of 0.25%. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class I shares
("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios'
12b-1 class. The inception dates for the Portfolios are as shown above..

*** The Portfolios' Service Class shares ("12b-1 class")  corresponding to these
Variable Sub-Accounts were first offered on May 1, 2000. This share class has a Rule 12b-1 fee of 0.20%. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Initial Class shares
("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios'
12b-1 class. The inception dates for the Portfolios are as shown above.

**** The Portfolios' Class IB shares ("12b-1 class") corresponding to the Putnam
VT Growth and Income, Growth Opportunities,  International Growth, New Value and
Research Variable  Sub-Accounts were first offered on April 6, 1998, January 31,
2000, April 6, 1998, April 30, 1998, and September 30, 1998, respectively. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class IA shares "non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.


(Without the Enhanced  Death  Benefit  Rider,  the Income  Benefit  Rider or the
Enhanced Earnings Death Benefit Rider)
Adjusted Historical Performance
                                       Performance as of 12/31/01
Variable Sub-Account                                       1 Year        5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                  -32.24%        N/A            -0.45%
AIM V.I. Balanced                                           -17.80%        N/A             1.16%
AIM V.I. Capital Appreciation                               -29.49%       3.95%           10.19%
AIM V.I. Core Growth                                        -29.05%       5.23%            9.81%
AIM V.I. Dent Demographic Trends                            -38.01%        N/A            -29.80%
AIM V.I. Diversified Income                                 -2.98%        0.91%            3.56%
AIM V.I. Growth                                             -39.96%       1.80%            7.30%
AIM V.I. International Growth                               -29.74%       -0.61%           5.36%
AIM V.I. Premier Equity                                     -18.92%       7.66%           11.83%
Dreyfus Socially Responsible Growth                         -28.80%       5.37%           10.42%
Dreyfus Stock Index                                         -18.54%       8.30%           10.91%
Dreyfus VIF - Growth & Income                               -12.29%       5.02%           12.22%
Dreyfus VIF - Money Market                                  -2.61%        2.81%            3.23%
Fidelity VIP Asset Manager: Growth - Service Class 2        -14.09%       4.12%            8.54%
Fidelity VIP Contrafund - Service Class 2                   -18.83%       8.10%           13.68%
Fidelity VIP Equity-Income - Service Class 2                -11.68%       7.04%           11.73%
Fidelity VIP Growth - Service Class 2                       -24.15%       9.31%           11.52%
Fidelity VIP High Income - Service Class 2                  -18.30%       -6.13%           3.52%
Franklin Global Health Care - Class 2                       -19.41%        N/A             8.49%
Franklin Small Cap - Class 2                                -21.57%       8.38%           11.47%
Franklin Technology Securities - Class 2                    -35.71%        N/A            -34.28%
Mutual Shares Securities - Class 2                           0.42%        8.02%            8.46%
Templeton Developing Markets Securities - Class 2           -14.50%      -14.32%          -13.59%
Templeton Foreign Securities - Class 2                      -22.31%       2.54%            7.98%
Goldman Sachs VIT CORE Small Cap Equity                     -2.06%         N/A             0.65%
Goldman Sachs VIT CORE U.S. Equity                          -18.31%        N/A             0.66%
Goldman Sachs VIT Global Income                             -1.79%         N/A             1.50%
Goldman Sachs VIT Internet Tollkeeper                       -39.75%        N/A            -43.09%
LSA Diversified Mid-Cap                                       N/A          N/A              N/A
LSA Focused Equity                                          -21.75%        N/A            -8.42%
LSA Growth Equity                                           -20.58%        N/A            -6.13%
MFS Emerging Growth - Service Class                         -39.69%       5.64%            9.43%
MFS Investors Trust - Service Class                         -22.41%       4.76%            8.48%
MFS New Discovery - Service Class                           -11.76%        N/A            11.30%
MFS Research - Service Class                                -27.63%       2.99%            7.07%
MFS Utilities - Service Class                               -30.64%       3.78%            7.76%
Oppenheimer Aggressive Growth                               -37.37%       5.01%           10.23%
Oppenheimer Capital Appreciation                            -18.93%       12.17%          13.62%
Oppenheimer Global Securities                               -18.40%       13.39%          12.33%
Oppenheimer Main Street Growth & Income                     -16.55%       4.66%           11.87%
Oppenheimer Stategic Bond                                   -1.74%        2.27%            4.12%
Putnam Growth and Income                                    -12.83%       5.89%           10.25%
Putnam Growth Opportunities                                 -38.19%        N/A            -33.06%
Putnam Health Sciences                                      -26.01%        N/A             1.84%
Putnam International Growth                                 -26.86%        N/A             7.41%
Putnam New Value                                            -3.25%         N/A             7.41%
Putnam Research                                             -25.11%        N/A             3.35%
Van Kampen UIF Core Plus Fixed Income                        1.00%         N/A             5.06%
Van Kampen UIF Global Value Equity                          -13.47%        N/A             5.80%
Van Kampen UIF Mid Cap Value                                -9.63%         N/A            13.92%
Van Kampen UIF U.S. Real Estate                              2.86%         N/A             5.50%
Van Kampen UIF Value                                        -7.05%         N/A             5.53%

+ The inception dates of the portfolios appear in the first table under "Adjusted Historical Total
         Returns."

* The Performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

**Performance figures are not annualized.



(With the Enhanced  Death  Benefit  Rider or the Income Benefit Rider)
Enhanced Earnings Death Benefit Rider)
Adjusted Historical Performance
                                       Performance as of 12/31/01
Variable Sub-Account                                        1 Year        5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                  -32.42%        N/A            -0.71%
AIM V.I. Balanced                                           -18.02%        N/A             0.90%
AIM V.I. Capital Appreciation                               -29.68%       3.68%            9.92%
AIM V.I. Core Growth                                        -29.24%       4.96%            9.53%
AIM V.I. Dent Demographic Trends                            -38.18%        N/A            -30.00%
AIM V.I. Diversified Income                                 -3.24%        0.65%            3.30%
AIM V.I. Growth                                             -40.12%       1.54%            7.03%
AIM V.I. International Growth                               -29.93%       -0.87%           5.09%
AIM V.I. Premier Equity                                     -19.14%       7.38%           11.55%
Dreyfus Socially Responsible Growth                         -28.99%       5.10%           10.14%
Dreyfus Stock Index                                         -18.76%       8.03%           10.64%
Dreyfus VIF - Growth & Income                               -12.53%       4.75%           11.94%
Dreyfus VIF - Money Market                                  -2.86%        2.54%            2.97%
Fidelity VIP Asset Manager: Growth - Service Class 2        -14.32%       3.86%            8.26%
Fidelity VIP Contrafund - Service Class 2                   -19.04%       7.83%           13.40%
Fidelity VIP Equity-Income - Service Class 2                -11.92%       6.76%           11.45%
Fidelity VIP Growth - Service Class 2                       -24.36%       9.03%           11.25%
Fidelity VIP High Income - Service Class 2                  -18.51%       -6.37%           3.26%
Franklin Global Health Care - Class 2                       -19.62%        N/A             8.21%
Franklin Small Cap - Class 2                                -21.78%       8.10%           11.19%
Franklin Technology Securities - Class 2                    -35.89%        N/A            -34.46%
Mutual Shares Securities - Class 2                           0.16%        7.75%            8.18%
Templeton Developing Markets Securities - Class 2           -14.73%      -14.55%          -13.82%
Templeton Foreign Securities - Class 2                      -22.51%       2.27%            7.71%
Goldman Sachs VIT CORE Small Cap Equity                     -2.32%         N/A             0.39%
Goldman Sachs VIT CORE U.S. Equity                          -18.53%        N/A             0.40%
Goldman Sachs VIT Global Income                             -2.05%         N/A             1.24%
Goldman Sachs VIT Internet Tollkeeper                       -39.91%        N/A            -43.25%
LSA Diversified Mid-Cap                                       N/A          N/A              N/A
LSA Focused Equity                                          -21.96%        N/A            -8.66%
LSA Growth Equity                                           -20.80%        N/A            -6.38%
MFS Emerging Growth - Service Class                         -39.86%       5.37%            9.15%
MFS Investors Trust - Service Class                         -22.62%       4.49%            8.20%
MFS New Discovery - Service Class                           -11.99%        N/A            11.01%
MFS Research - Service Class                                -27.82%       2.73%            6.80%
MFS Utilities - Service Class                               -30.83%       3.51%            7.49%
Oppenheimer Aggressive Growth                               -37.54%       4.74%            9.95%
Oppenheimer Capital Appreciation                            -19.15%       11.89%          13.33%
Oppenheimer Global Securities                               -18.62%       13.10%          12.05%
Oppenheimer Main Street Growth & Income                     -16.77%       4.39%           11.59%
Oppenheimer Stategic Bond                                   -2.00%        2.01%            3.86%
Putnam Growth and Income                                    -13.06%       5.62%            9.97%
Putnam Growth Opportunities                                 -38.36%        N/A            -33.24%
Putnam Health Sciences                                      -26.21%        N/A             1.58%
Putnam International Growth                                 -27.06%        N/A             7.13%
Putnam New Value                                            -3.51%         N/A             7.14%
Putnam Research                                             -25.31%        N/A             3.09%
Van Kampen UIF Core Plus Fixed Income                        0.73%         N/A             4.78%
Van Kampen UIF Global Value Equity                          -13.70%        N/A             5.53%
Van Kampen UIF Mid Cap Value                                -9.87%         N/A            13.63%
Van Kampen UIF U.S. Real Estate                              2.58%         N/A             5.23%
Van Kampen UIF Value                                        -7.30%         N/A             5.25%

+ The inception dates of the portfolios appear in the first table under "Adjusted Historical Total Returns."

* The Performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

**Performance figures are not annualized.



(With the Enhanced Death Benefit Rider and Income Benefit Rider)
Adjusted Historical Performance
                                              Performance as of 12/31/01
Variable Sub-Account                                              1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                         -32.60%        N/A            -0.97%
AIM V.I. Balanced                                                  -18.23%        N/A            0.64%
AIM V.I. Capital Appreciation                                      -29.87%       3.41%           9.64%
AIM V.I. Core Growth                                               -29.44%       4.69%           9.26%
AIM V.I. Dent Demographic Trends                                   -38.35%        N/A           -30.19%
AIM V.I. Diversified Income                                        -3.50%        0.38%           3.04%
AIM V.I. Growth                                                    -40.28%       1.28%           6.76%
AIM V.I. International Growth                                      -30.12%      -1.12%           4.83%
AIM V.I. Premier Equity                                            -19.35%       7.11%           11.27%
Dreyfus Socially Responsible Growth                                -29.18%       4.83%           9.87%
Dreyfus Stock Index                                                -18.98%       7.75%           10.36%
Dreyfus VIF - Growth & Income                                      -12.76%       4.48%           11.66%
Dreyfus VIF - Money Market                                         -3.12%        2.28%           2.71%
Fidelity VIP Asset Manager: Growth - Service Class 2               -14.54%       3.59%           7.99%
Fidelity VIP Contrafund - Service Class 2                          -19.26%       7.55%           13.11%
Fidelity VIP Equity-Income - Service Class 2                       -12.15%       6.49%           11.18%
Fidelity VIP Growth - Service Class 2                              -24.56%       8.75%           10.97%
Fidelity VIP High Income - Service Class 2                         -18.73%      -6.62%           3.00%
Franklin Global Health Care - Class 2                              -19.84%        N/A            7.93%
Franklin Small Cap - Class 2                                       -21.99%       7.83%           10.91%
Franklin Technology Securities - Class 2                           -36.06%        N/A           -34.64%
Mutual Shares Securities - Class 2                                 -0.11%        7.47%           7.90%
Templeton Developing Markets Securities - Class 2                  -14.95%      -14.78%         -14.06%
Templeton Foreign Securities - Class 2                             -22.72%       2.01%           7.45%
Goldman Sachs VIT CORE Small Cap Equity                            -2.57%         N/A            0.13%
Goldman Sachs VIT CORE U.S. Equity                                 -18.74%        N/A            0.13%
Goldman Sachs VIT Global Income                                    -2.30%         N/A            0.97%
Goldman Sachs VIT Internet Tollkeeper                              -40.07%        N/A           -43.41%
LSA Diversified Mid-Cap                                              N/A          N/A             N/A
LSA Focused Equity                                                 -22.17%        N/A            -8.91%
LSA Growth Equity                                                  -21.01%        N/A            -6.62%
MFS Emerging Growth - Service Class                                -40.02%       5.10%           8.88%
MFS Investors Trust - Service Class                                -22.83%       4.22%           7.93%
MFS New Discovery - Service Class                                  -12.23%        N/A            10.73%
MFS Research - Service Class                                       -28.01%       2.46%           6.53%
MFS Utilities - Service Class                                      -31.02%       3.24%           7.21%
Oppenheimer Aggressive Growth                                      -37.71%       4.47%           9.68%
Oppenheimer Capital Appreciation                                   -19.37%      11.60%           13.05%
Oppenheimer Global Securities                                      -18.84%      12.81%           11.77%
Oppenheimer Main Street Growth & Income                            -16.99%       4.12%           11.31%
Oppenheimer Stategic Bond                                          -2.26%        1.74%           3.60%
Putnam Growth and Income                                           -13.30%       5.35%           9.70%
Putnam Growth Opportunities                                        -38.53%        N/A           -33.43%
Putnam Health Sciences                                             -26.41%        N/A            1.31%
Putnam International Growth                                        -27.25%        N/A            6.86%
Putnam New Value                                                   -3.76%         N/A            6.86%
Putnam Research                                                    -25.51%        N/A            2.82%
Van Kampen UIF Core Plus Fixed Income                               0.46%         N/A            4.51%
Van Kampen UIF Global Value Equity                                 -13.93%        N/A            5.26%
Van Kampen UIF Mid Cap Value                                       -10.11%        N/A            13.34%
Van Kampen UIF U.S. Real Estate                                     2.31%         N/A            4.96%
Van Kampen UIF Value                                               -7.54%         N/A            4.98%

         + The inception dates of the portfolios appear in the first table under "Adjusted Historical Total
         Returns."

         * The Performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

         **Performance figures are not annualized.


(With Enhanced Earnings Death Benefit)
Adjusted Historical Performance
                                              Performance as of 12/31/01
Variable Sub-Account                                             1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                         -32.59%        N/A            -0.79%
AIM V.I. Balanced                                                  -18.15%        N/A            0.82%
AIM V.I. Capital Appreciation                                      -29.84%       3.68%           9.98%
AIM V.I. Core Growth                                               -29.40%       4.98%           9.58%
AIM V.I. Dent Demographic Trends                                   -38.36%        N/A           -30.36%
AIM V.I. Diversified Income                                        -3.33%        0.56%           3.25%
AIM V.I. Growth                                                    -40.31%       1.56%           7.07%
AIM V.I. International Growth                                      -30.09%      -0.90%           5.11%
AIM V.I. Premier Equity                                            -19.27%       7.41%           11.62%
Dreyfus Socially Responsible Growth                                -29.15%       5.12%           10.18%
Dreyfus Stock Index                                                -18.89%       8.06%           10.69%
Dreyfus VIF - Growth & Income                                      -12.64%       4.73%           12.00%
Dreyfus VIF - Money Market                                         -2.96%        2.47%           2.92%
Fidelity VIP Asset Manager: Growth - Service Class 2               -14.44%       3.85%           8.31%
Fidelity VIP Contrafund - Service Class 2                          -19.18%       7.85%           13.49%
Fidelity VIP Equity-Income - Service Class 2                       -12.03%       6.76%           11.53%
Fidelity VIP Growth - Service Class 2                              -24.50%       9.07%           11.32%
Fidelity VIP High Income - Service Class 2                         -18.65%      -6.48%           3.29%
Franklin Global Health Care - Class 2                              -19.76%        N/A            8.13%
Franklin Small Cap - Class 2                                       -21.92%       8.11%           11.19%
Franklin Technology Securities - Class 2                           -36.06%        N/A           -34.76%
Mutual Shares Securities - Class 2                                  0.07%        7.72%           8.10%
Templeton Developing Markets Securities - Class 2                  -14.85%      -14.86%         -14.16%
Templeton Foreign Securities - Class 2                             -22.66%       2.24%           7.74%
Goldman Sachs VIT CORE Small Cap Equity                            -2.41%         N/A            0.27%
Goldman Sachs VIT CORE U.S. Equity                                 -18.66%        N/A            0.34%
Goldman Sachs VIT Global Income                                    -2.14%         N/A            1.14%
Goldman Sachs VIT Internet Tollkeeper                              -40.10%        N/A           -43.60%
LSA Diversified Mid-Cap                                              N/A          N/A             N/A
LSA Focused Equity                                                 -22.10%        N/A            -8.87%
LSA Growth Equity                                                  -20.93%        N/A            -6.57%
MFS Emerging Growth - Service Class                                -40.04%       5.41%           9.19%
MFS Investors Trust - Service Class                                -22.76%       4.50%           8.20%
MFS New Discovery - Service Class                                  -12.11%        N/A            10.99%
MFS Research - Service Class                                       -27.98%       2.72%           6.81%
MFS Utilities - Service Class                                      -30.99%       3.52%           7.54%
Oppenheimer Aggressive Growth                                      -37.72%       4.75%           10.03%
Oppenheimer Capital Appreciation                                   -19.28%      11.94%           13.41%
Oppenheimer Global Securities                                      -18.75%      13.15%           12.11%
Oppenheimer Main Street Growth & Income                            -16.90%       4.39%           11.65%
Oppenheimer Stategic Bond                                          -2.09%        1.93%           3.81%
Putnam Growth and Income                                           -13.18%       5.61%           10.03%
Putnam Growth Opportunities                                        -38.54%        N/A           -33.50%
Putnam Health Sciences                                             -26.36%        N/A            1.49%
Putnam International Growth                                        -27.21%        N/A            7.15%
Putnam New Value                                                   -3.60%         N/A            7.11%
Putnam Research                                                    -25.46%        N/A            3.00%
Van Kampen UIF Core Plus Fixed Income                               0.65%         N/A            4.73%
Van Kampen UIF Global Value Equity                                 -13.82%        N/A            5.52%
Van Kampen UIF Mid Cap Value                                       -9.98%         N/A            13.69%
Van Kampen UIF U.S. Real Estate                                     2.51%         N/A            5.15%
Van Kampen UIF Value                                               -7.40%         N/A            5.21%
xxxxx                                                                N/A          N/A             N/A
xxxxx                                                                N/A          N/A             N/A
xxxxx                                                                N/A          N/A             N/A

         + The inception dates of the portfolios appear in the first table under "Adjusted Historical Total
         Returns."

         * The Performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

         **Performance figures are not annualized.


(With the Enhanced Earnings Death Benefit Rider, and the Enhanced Death Benefit Rider or the Income Benefit Rider)
Adjusted Historical Performance
                                              Performance as of 12/31/01
Variable Sub-Account                                               1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                         -32.77%        N/A            -1.05%
AIM V.I. Balanced                                                  -18.37%        N/A            0.56%
AIM V.I. Capital Appreciation                                      -30.03%       3.41%           9.70%
AIM V.I. Core Growth                                               -29.59%       4.71%           9.30%
AIM V.I. Dent Demographic Trends                                   -38.53%        N/A           -30.55%
AIM V.I. Diversified Income                                        -3.59%        0.30%           2.99%
AIM V.I. Growth                                                    -40.47%       1.29%           6.80%
AIM V.I. International Growth                                      -30.28%      -1.16%           4.84%
AIM V.I. Premier Equity                                            -19.49%       7.13%           11.33%
Dreyfus Socially Responsible Growth                                -29.34%       4.85%           9.90%
Dreyfus Stock Index                                                -19.11%       7.78%           10.42%
Dreyfus VIF - Growth & Income                                      -12.88%       4.46%           11.72%
Dreyfus VIF - Money Market                                         -3.21%        2.21%           2.66%
Fidelity VIP Asset Manager: Growth - Service Class 2               -14.67%       3.58%           8.03%
Fidelity VIP Contrafund - Service Class 2                          -19.39%       7.58%           13.21%
Fidelity VIP Equity-Income - Service Class 2                       -12.27%       6.49%           11.25%
Fidelity VIP Growth - Service Class 2                              -24.71%       8.79%           11.04%
Fidelity VIP High Income - Service Class 2                         -18.86%      -6.73%           3.03%
Franklin Global Health Care - Class 2                              -19.97%        N/A            7.85%
Franklin Small Cap - Class 2                                       -22.13%       7.84%           10.91%
Franklin Technology Securities - Class 2                           -36.24%        N/A           -34.94%
Mutual Shares Securities - Class 2                                 -0.19%        7.44%           7.82%
Templeton Developing Markets Securities - Class 2                  -15.08%      -15.10%         -14.40%
Templeton Foreign Securities - Class 2                             -22.86%       1.97%           7.47%
Goldman Sachs VIT CORE Small Cap Equity                            -2.67%         N/A            0.01%
Goldman Sachs VIT CORE U.S. Equity                                 -18.88%        N/A            0.08%
Goldman Sachs VIT Global Income                                    -2.40%         N/A            0.88%
Goldman Sachs VIT Internet Tollkeeper                              -40.26%        N/A           -43.76%
LSA Diversified Mid-Cap                                              N/A          N/A             N/A
LSA Focused Equity                                                 -22.31%        N/A            -9.11%
LSA Growth Equity                                                  -21.15%        N/A            -6.82%
MFS Emerging Growth - Service Class                                -40.21%       5.14%           8.92%
MFS Investors Trust - Service Class                                -22.97%       4.23%           7.93%
MFS New Discovery - Service Class                                  -12.34%        N/A            10.70%
MFS Research - Service Class                                       -28.17%       2.46%           6.53%
MFS Utilities - Service Class                                      -31.18%       3.25%           7.26%
Oppenheimer Aggressive Growth                                      -37.89%       4.48%           9.75%
Oppenheimer Capital Appreciation                                   -19.50%      11.65%           13.12%
Oppenheimer Global Securities                                      -18.97%      12.86%           11.83%
Oppenheimer Main Street Growth & Income                            -17.12%       4.12%           11.36%
Oppenheimer Stategic Bond                                          -2.35%        1.67%           3.54%
Putnam Growth and Income                                           -13.41%       5.34%           9.75%
Putnam Growth Opportunities                                        -38.71%        N/A           -33.69%
Putnam Health Sciences                                             -26.56%        N/A            1.22%
Putnam International Growth                                        -27.41%        N/A            6.87%
Putnam New Value                                                   -3.86%         N/A            6.83%
Putnam Research                                                    -25.66%        N/A            2.73%
Van Kampen UIF Core Plus Fixed Income                               0.38%         N/A            4.46%
Van Kampen UIF Global Value Equity                                 -14.05%        N/A            5.24%
Van Kampen UIF Mid Cap Value                                       -10.22%        N/A            13.39%
Van Kampen UIF U.S. Real Estate                                     2.23%         N/A            4.87%
Van Kampen UIF Value                                               -7.65%         N/A            4.94%

         + The inception dates of the portfolios appear in the first table under "Adjusted Historical Total
         Returns."

         * The Performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

         **Performance figures are not annualized.



(With Income Benefit, Enhanced Death Benefit and Enhanced Earnings Death Benefit)
Adjusted Historical Performance
                                              Performance as of 12/31/01
Variable Sub-Account                                              1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                         -32.95%        N/A            -1.31%
AIM V.I. Balanced                                                  -18.58%        N/A            0.29%
AIM V.I. Capital Appreciation                                      -30.22%       3.14%           9.42%
AIM V.I. Core Growth                                               -29.79%       4.44%           9.03%
AIM V.I. Dent Demographic Trends                                   -38.70%        N/A           -30.75%
AIM V.I. Diversified Income                                        -3.85%        0.04%           2.73%
AIM V.I. Growth                                                    -40.63%       1.03%           6.53%
AIM V.I. International Growth                                      -30.47%      -1.42%           4.58%
AIM V.I. Premier Equity                                            -19.70%       6.86%           11.05%
Dreyfus Socially Responsible Growth                                -29.53%       4.58%           9.63%
Dreyfus Stock Index                                                -19.33%       7.51%           10.14%
Dreyfus VIF - Growth & Income                                      -13.11%       4.19%           11.44%
Dreyfus VIF - Money Market                                         -3.47%        1.94%           2.39%
Fidelity VIP Asset Manager: Growth - Service Class 2               -14.89%       3.31%           7.76%
Fidelity VIP Contrafund - Service Class 2                          -19.61%       7.30%           12.92%
Fidelity VIP Equity-Income - Service Class 2                       -12.50%       6.21%           10.97%
Fidelity VIP Growth - Service Class 2                              -24.91%       8.51%           10.76%
Fidelity VIP High Income - Service Class 2                         -19.08%      -6.98%           2.77%
Franklin Global Health Care - Class 2                              -20.19%        N/A            7.57%
Franklin Small Cap - Class 2                                       -22.34%       7.56%           10.62%
Franklin Technology Securities - Class 2                           -36.41%        N/A           -35.12%
Mutual Shares Securities - Class 2                                 -0.46%        7.16%           7.54%
Templeton Developing Markets Securities - Class 2                  -15.30%      -15.33%         -14.64%
Templeton Foreign Securities - Class 2                             -23.07%       1.71%           7.20%
Goldman Sachs VIT CORE Small Cap Equity                            -2.92%         N/A            -0.25%
Goldman Sachs VIT CORE U.S. Equity                                 -19.09%        N/A            -0.19%
Goldman Sachs VIT Global Income                                    -2.65%         N/A            0.61%
Goldman Sachs VIT Internet Tollkeeper                              -40.42%        N/A           -43.92%
LSA Diversified Mid-Cap                                              N/A          N/A             N/A
LSA Focused Equity                                                 -22.52%        N/A            -9.35%
LSA Growth Equity                                                  -21.36%        N/A            -7.07%
MFS Emerging Growth - Service Class                                -40.37%       4.87%           8.64%
MFS Investors Trust - Service Class                                -23.18%       3.96%           7.65%
MFS New Discovery - Service Class                                  -12.58%        N/A            10.42%
MFS Research - Service Class                                       -28.36%       2.19%           6.26%
MFS Utilities - Service Class                                      -31.37%       2.98%           6.99%
Oppenheimer Aggressive Growth                                      -38.06%       4.21%           9.47%
Oppenheimer Capital Appreciation                                   -19.72%      11.36%           12.84%
Oppenheimer Global Securities                                      -19.19%      12.57%           11.55%
Oppenheimer Main Street Growth & Income                            -17.34%       3.85%           11.08%
Oppenheimer Stategic Bond                                          -2.61%        1.40%           3.28%
Putnam Growth and Income                                           -13.65%       5.07%           9.48%
Putnam Growth Opportunities                                        -38.88%        N/A           -33.87%
Putnam Health Sciences                                             -26.76%        N/A            0.95%
Putnam International Growth                                        -27.60%        N/A            6.60%
Putnam New Value                                                   -4.11%         N/A            6.55%
Putnam Research                                                    -25.86%        N/A            2.46%
Van Kampen UIF Core Plus Fixed Income                               0.11%         N/A            4.19%
Van Kampen UIF Global Value Equity                                 -14.28%        N/A            4.97%
Van Kampen UIF Mid Cap Value                                       -10.46%        N/A            13.10%
Van Kampen UIF U.S. Real Estate                                     1.96%         N/A            4.60%
Van Kampen UIF Value                                               -7.89%         N/A            4.66%

         + The inception dates of the portfolios appear in the first table under "Adjusted Historical Total
         Returns."

         * The Performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

         **Performance figures are not annualized.

SUNTRUST

STANDARDIZED TOTAL RETURNS

Set out below are the standardized total returns for each Variable Sub-Account since its inception through December 31, 2001. All of the Variable Sub-Accounts commenced operations on May 1, 2001.

+Effective May 1, 2001, the AIM V.I Growth and Income Fund and AIM V.I. Value changed their names to the AIM V.I. Core Equity and AIM V.I. Premier Equity, respectively.

Effective May 1, 2001, the MFS Growth with Income Series - Service Class changed its name to MFS Investors Trust Series to reflect changes in its investment policies. Performance shown for the MFS Investors Trust Series - Service Class
Sub-Account is based on performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

(Without the Enhanced  Death  Benefit  Rider,  the Income  Benefit  Rider or the
Enhanced Earnings Death Benefit Rider)
Standardized Performance
Performance as of                                           12/31/01
Variable Sub-Account                                         1 Year       5 Year    10 Year or Since Inception
AIM V.I. Balanced                                             -17.80%        N/A            -0.01%
AIM V.I. Capital Appreciation                                 -29.49%        N/A             3.11%
AIM V.I. Core Equity                                          -29.05%        N/A             1.27%
AIM V.I. Growth                                               -39.96%        N/A            -3.31%
AIM V.I. High Yield                                           -11.45%        N/A            -8.47%
AIM V.I. Premier Equity                                       -18.92%        N/A             4.59%
Federated Prime Money Fund II                                  -2.78%        N/A             1.03%
Fidelity VIP Contrafund - Service Class 2                       N/A          N/A              N/A
Fidelity VIP Equity-Income - Service Class 2                    N/A          N/A              N/A
Fidelity VIP Growth - Service Class 2                           N/A          N/A              N/A
Fidelity VIP High Income - Service Class 2                      N/A          N/A              N/A
Fidelity VIP Index 500 - Service Class 2                        N/A          N/A              N/A
Fidelity VIP Overseas - Service Class 2                         N/A          N/A              N/A
MFS Emerging Growth - Service Class                             N/A          N/A              N/A
MFS Investors Trust - Service Class                             N/A          N/A              N/A
MFS New Discovery - Service Class                               N/A          N/A              N/A
MFS Research - Service Class                                    N/A          N/A              N/A
MFS Utilities - Service Class                                   N/A          N/A              N/A
Oppenheimer Aggressive Growth                                 -37.37%        N/A            -11.77%
Oppenheimer Capital Appreciation                              -18.93%        N/A            -1.86%
Oppenheimer Global Securities                                 -18.40%        N/A             5.64%
Oppenheimer Main Street Growth & Income                       -16.55%        N/A            -9.43%
Oppenheimer Multiple Strategies                                -4.34%        N/A             0.66%
Oppenheimer Stategic Bond                                      -1.74%        N/A             0.50%
Putnam Diversified Income                                       N/A          N/A              N/A
Putnam Growth and Income                                        N/A          N/A              N/A
Putnam Growth Opportunities                                     N/A          N/A              N/A
Putnam Health Sciences                                          N/A          N/A              N/A
Putnam New Value                                                N/A          N/A              N/A
Putnam Voyager ll                                               N/A          N/A              N/A
STI Capital Appreciation                                      -11.80%        N/A            -2.19%
STI Growth and Income                                         -12.02%        N/A            -2.52%
STI International Equity                                      -23.69%        N/A            -14.12%
STI Investment Grade Bond                                      2.57%         N/A             4.14%
STI Mid-Cap Equity                                             -3.84%        N/A            -5.73%
STI Quality Growth Stock                                      -24.96%        N/A            -15.93%
STI Small Cap Value Equity                                     14.66%        N/A            17.93%
STI Value Income Stock                                         -7.65%        N/A            -2.25%
Templeton Global Income Securities - Class 2                   -4.32%        N/A             0.11%
Templeton Growth Securities - Class 2                          -7.81%        N/A             5.13%

*The inception  dates of the  Variable  Sub-Accounts  appear in the first  table above.
**Performance figures are not annualized.

(With the Enhanced  Death  Benefit  Rider or the Income Benefit Rider)
Enhanced Earnings Death Benefit Rider)
Standardized Performance
Performance as of                                           12/31/01
Variable Sub-Account                                          1 Year       5 Year    10 Year or Since Inception
AIM V.I. Balanced                                             -18.02%        N/A            -0.27%
AIM V.I. Capital Appreciation                                 -29.68%        N/A             2.84%
AIM V.I. Core Equity                                          -29.24%        N/A             1.01%
AIM V.I. Growth                                               -40.12%        N/A            -3.56%
AIM V.I. High Yield                                           -11.69%        N/A            -8.71%
AIM V.I. Premier Equity                                       -19.14%        N/A             4.32%
Federated Prime Money Fund II                                  -3.04%        N/A             0.77%
Fidelity VIP Contrafund - Service Class 2                       N/A          N/A              N/A
Fidelity VIP Equity-Income - Service Class 2                    N/A          N/A              N/A
Fidelity VIP Growth - Service Class 2                           N/A          N/A              N/A
Fidelity VIP High Income - Service Class 2                      N/A          N/A              N/A
Fidelity VIP Index 500 - Service Class 2                        N/A          N/A              N/A
Fidelity VIP Overseas - Service Class 2                         N/A          N/A              N/A
MFS Emerging Growth - Service Class                             N/A          N/A              N/A
MFS Investors Trust - Service Class                             N/A          N/A              N/A
MFS New Discovery - Service Class                               N/A          N/A              N/A
MFS Research - Service Class                                    N/A          N/A              N/A
MFS Utilities - Service Class                                   N/A          N/A              N/A
Oppenheimer Aggressive Growth                                 -37.54%        N/A            -12.00%
Oppenheimer Capital Appreciation                              -19.15%        N/A            -2.11%
Oppenheimer Global Securities                                 -18.62%        N/A             5.37%
Oppenheimer Main Street Growth & Income                       -16.77%        N/A            -9.67%
Oppenheimer Multiple Strategies                                -4.59%        N/A             0.40%
Oppenheimer Stategic Bond                                      -2.00%        N/A             0.24%
Putnam Diversified Income                                       N/A          N/A              N/A
Putnam Growth and Income                                        N/A          N/A              N/A
Putnam Growth Opportunities                                     N/A          N/A              N/A
Putnam Health Sciences                                          N/A          N/A              N/A
Putnam New Value                                                N/A          N/A              N/A
Putnam Voyager ll                                               N/A          N/A              N/A
STI Capital Appreciation                                      -12.03%        N/A            -2.45%
STI Growth and Income                                         -12.25%        N/A            -2.78%
STI International Equity                                      -23.90%        N/A            -14.35%
STI Investment Grade Bond                                      2.30%         N/A             3.86%
STI Mid-Cap Equity                                             -4.10%        N/A            -5.98%
STI Quality Growth Stock                                      -25.16%        N/A            -16.15%
STI Small Cap Value Equity                                     14.36%        N/A            17.63%
STI Value Income Stock                                         -7.89%        N/A            -2.50%
Templeton Global Income Securities - Class 2                   -4.57%        N/A            -0.15%
Templeton Growth Securities - Class 2                          -8.06%        N/A             4.85%

*The inception  dates of the  Variable  Sub-Accounts  appear in the first  table above.
**Performance figures are not annualized.

(With the Enhanced Death Benefit Rider and Income Benefit Rider)
Standardized Performance
Performance as of                                           12/31/01
Variable Sub-Account                                          1 Year       5 Year    10 Year or Since Inception
AIM V.I. Balanced                                             -18.23%        N/A            -0.53%
AIM V.I. Capital Appreciation                                 -29.87%        N/A             2.57%
AIM V.I. Core Equity                                          -29.44%        N/A             0.74%
AIM V.I. Growth                                               -40.28%        N/A            -3.81%
AIM V.I. High Yield                                           -11.92%        N/A            -8.95%
AIM V.I. Premier Equity                                       -19.35%        N/A             4.05%
Federated Prime Money Fund II                                  -3.30%        N/A             0.51%
Fidelity VIP Contrafund - Service Class 2                       N/A          N/A              N/A
Fidelity VIP Equity-Income - Service Class 2                    N/A          N/A              N/A
Fidelity VIP Growth - Service Class 2                           N/A          N/A              N/A
Fidelity VIP High Income - Service Class 2                      N/A          N/A              N/A
Fidelity VIP Index 500 - Service Class 2                        N/A          N/A              N/A
Fidelity VIP Overseas - Service Class 2                         N/A          N/A              N/A
MFS Emerging Growth - Service Class                             N/A          N/A              N/A
MFS Investors Trust - Service Class                             N/A          N/A              N/A
MFS New Discovery - Service Class                               N/A          N/A              N/A
MFS Research - Service Class                                    N/A          N/A              N/A
MFS Utilities - Service Class                                   N/A          N/A              N/A
Oppenheimer Aggressive Growth                                 -37.71%        N/A            -12.24%
Oppenheimer Capital Appreciation                              -19.37%        N/A            -2.35%
Oppenheimer Global Securities                                 -18.84%        N/A             5.09%
Oppenheimer Main Street Growth & Income                       -16.99%        N/A            -9.91%
Oppenheimer Multiple Strategies                                -4.84%        N/A             0.13%
Oppenheimer Stategic Bond                                      -2.26%        N/A            -0.02%
Putnam Diversified Income                                       N/A          N/A              N/A
Putnam Growth and Income                                        N/A          N/A              N/A
Putnam Growth Opportunities                                     N/A          N/A              N/A
Putnam Health Sciences                                          N/A          N/A              N/A
Putnam New Value                                                N/A          N/A              N/A
Putnam Voyager ll                                               N/A          N/A              N/A
STI Capital Appreciation                                      -12.27%        N/A            -2.70%
STI Growth and Income                                         -12.49%        N/A            -3.03%
STI International Equity                                      -24.10%        N/A            -14.58%
STI Investment Grade Bond                                      2.03%         N/A             3.59%
STI Mid-Cap Equity                                             -4.35%        N/A            -6.22%
STI Quality Growth Stock                                      -25.36%        N/A            -16.38%
STI Small Cap Value Equity                                     14.06%        N/A            17.32%
STI Value Income Stock                                         -8.14%        N/A            -2.76%
Templeton Global Income Securities - Class 2                   -4.82%        N/A            -0.41%
Templeton Growth Securities - Class 2                          -8.30%        N/A             4.58%

*The inception  dates of the  Variable  Sub-Accounts  appear in the first  table above.
**Performance figures are not annualized.

(With Enhanced Earnings Death Benefit)
Standardized Performance
Performance as of                                                           12/31/01
Variable Sub-Account                                                         1 Year       5 Year    10 Year or Since Inception
AIM V.I. Balanced                                                              -18.15%        N/A           -0.42%
AIM V.I. Capital Appreciation                                                  -29.84%        N/A            2.83%
AIM V.I. Core Equity                                                           -29.40%        N/A            0.99%
AIM V.I. Growth                                                                -40.31%        N/A           -3.59%
AIM V.I. High Yield                                                            -11.80%        N/A           -8.94%
AIM V.I. Premier Equity                                                        -19.27%        N/A            4.31%
Federated Prime Money Fund II                                                  -3.13%         N/A            0.54%
Fidelity VIP Contrafund - Service Class 2                                        N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                                     N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                            N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                                       N/A          N/A             N/A
Fidelity VIP Index 500 - Service Class 2                                         N/A          N/A             N/A
Fidelity VIP Overseas - Service Class 2                                          N/A          N/A             N/A
MFS Emerging Growth - Service Class                                              N/A          N/A             N/A
MFS Investors Trust - Service Class                                              N/A          N/A             N/A
MFS New Discovery - Service Class                                                N/A          N/A             N/A
MFS Research - Service Class                                                     N/A          N/A             N/A
MFS Utilities - Service Class                                                    N/A          N/A             N/A
Oppenheimer Aggressive Growth                                                  -37.72%        N/A           -12.19%
Oppenheimer Capital Appreciation                                               -19.28%        N/A           -5.61%
Oppenheimer Global Securities                                                  -18.75%        N/A            5.22%
Oppenheimer Main Street Growth & Income                                        -16.90%        N/A           -9.92%
Oppenheimer Multiple Strategies                                                -4.69%         N/A            0.30%
Oppenheimer Stategic Bond                                                      -2.09%         N/A            0.01%
Putnam Diversified Income                                                        N/A          N/A             N/A
Putnam Growth and Income                                                         N/A          N/A             N/A
Putnam Growth Opportunities                                                      N/A          N/A             N/A
Putnam Health Sciences                                                           N/A          N/A             N/A
Putnam New Value                                                                 N/A          N/A             N/A
Putnam Voyager ll                                                                N/A          N/A             N/A
STI Capital Appreciation                                                       -12.15%        N/A           -2.67%
STI Growth and Income                                                          -12.37%        N/A           -2.88%
STI International Equity                                                       -24.04%        N/A           -14.50%
STI Investment Grade Bond                                                       2.22%         N/A            3.77%
STI Mid-Cap Equity                                                             -4.19%         N/A           -6.11%
STI Quality Growth Stock                                                       -25.31%        N/A           -16.31%
STI Small Cap Value Equity                                                     14.31%         N/A           17.59%
STI Value Income Stock                                                         -8.00%         N/A           -2.75%
Templeton Global Income Securities - Class 2                                   -4.67%         N/A           -0.25%
Templeton Growth Securities - Class 2                                          -8.16%         N/A            4.67%

*The inception  dates of the  Variable  Sub-Accounts  appear in the first  table above.
**Performance figures are not annualized.

(With the Enhanced Earnings Death Benefit Rider, and the Enhanced Death Benefit Rider or the Income Benefit Rider)
Standardized Performance
Performance as of                                                         12/31/01
Variable Sub-Account                                                       1 Year       5 Year    10 Year or Since Inception
AIM V.I. Balanced                                                           -18.37%        N/A            -0.68%
AIM V.I. Capital Appreciation                                               -30.03%        N/A             2.56%
AIM V.I. Core Equity                                                        -29.59%        N/A             0.73%
AIM V.I. Growth                                                             -40.47%        N/A            -3.84%
AIM V.I. High Yield                                                         -12.04%        N/A            -9.19%
AIM V.I. Premier Equity                                                     -19.49%        N/A             4.04%
Federated Prime Money Fund II                                                -3.39%        N/A             0.27%
Fidelity VIP Contrafund - Service Class 2                                     N/A          N/A              N/A
Fidelity VIP Equity-Income - Service Class 2                                  N/A          N/A              N/A
Fidelity VIP Growth - Service Class 2                                         N/A          N/A              N/A
Fidelity VIP High Income - Service Class 2                                    N/A          N/A              N/A
Fidelity VIP Index 500 - Service Class 2                                      N/A          N/A              N/A
Fidelity VIP Overseas - Service Class 2                                       N/A          N/A              N/A
MFS Emerging Growth - Service Class                                           N/A          N/A              N/A
MFS Investors Trust - Service Class                                           N/A          N/A              N/A
MFS New Discovery - Service Class                                             N/A          N/A              N/A
MFS Research - Service Class                                                  N/A          N/A              N/A
MFS Utilities - Service Class                                                 N/A          N/A              N/A
Oppenheimer Aggressive Growth                                               -37.89%        N/A            -12.43%
Oppenheimer Capital Appreciation                                            -19.50%        N/A            -5.81%
Oppenheimer Global Securities                                               -18.97%        N/A             4.95%
Oppenheimer Main Street Growth & Income                                     -17.12%        N/A            -10.16%
Oppenheimer Multiple Strategies                                              -4.94%        N/A             0.04%
Oppenheimer Stategic Bond                                                    -2.35%        N/A            -0.26%
Putnam Diversified Income                                                     N/A          N/A              N/A
Putnam Growth and Income                                                      N/A          N/A              N/A
Putnam Growth Opportunities                                                   N/A          N/A              N/A
Putnam Health Sciences                                                        N/A          N/A              N/A
Putnam New Value                                                              N/A          N/A              N/A
Putnam Voyager ll                                                             N/A          N/A              N/A
STI Capital Appreciation                                                    -12.38%        N/A            -2.93%
STI Growth and Income                                                       -12.60%        N/A            -3.14%
STI International Equity                                                    -24.25%        N/A            -14.73%
STI Investment Grade Bond                                                    1.95%         N/A             3.50%
STI Mid-Cap Equity                                                           -4.45%        N/A            -6.36%
STI Quality Growth Stock                                                    -25.51%        N/A            -16.54%
STI Small Cap Value Equity                                                   14.01%        N/A            17.29%
STI Value Income Stock                                                       -8.24%        N/A            -3.01%
Templeton Global Income Securities - Class 2                                 -4.92%        N/A            -0.51%
Templeton Growth Securities - Class 2                                        -8.41%        N/A             4.40%

*The inception  dates of the  Variable  Sub-Accounts  appear in the first  table above.
**Performance figures are not annualized.

(With Income Benefit, Enhanced Death Benefit and Enhanced Earnings Death Benefit)
Standardized Performance
Performance as of                                                       12/31/01
Variable Sub-Account                                                      1 Year       5 Year    10 Year or Since Inception
AIM V.I. Balanced                                                          -18.58%        N/A           -0.94%
AIM V.I. Capital Appreciation                                              -30.22%        N/A            2.30%
AIM V.I. Core Equity                                                       -29.79%        N/A            0.46%
AIM V.I. Growth                                                            -40.63%        N/A           -4.10%
AIM V.I. High Yield                                                        -12.27%        N/A           -9.43%
AIM V.I. Premier Equity                                                    -19.70%        N/A            3.77%
Federated Prime Money Fund II                                              -3.65%         N/A            0.01%
Fidelity VIP Contrafund - Service Class 2                                    N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                                 N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                        N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                                   N/A          N/A             N/A
Fidelity VIP Index 500 - Service Class 2                                     N/A          N/A             N/A
Fidelity VIP Overseas - Service Class 2                                      N/A          N/A             N/A
MFS Emerging Growth - Service Class                                          N/A          N/A             N/A
MFS Investors Trust - Service Class                                          N/A          N/A             N/A
MFS New Discovery - Service Class                                            N/A          N/A             N/A
MFS Research - Service Class                                                 N/A          N/A             N/A
MFS Utilities - Service Class                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth                                              -38.06%        N/A           -12.67%
Oppenheimer Capital Appreciation                                           -19.72%        N/A           -6.01%
Oppenheimer Global Securities                                              -19.19%        N/A            4.67%
Oppenheimer Main Street Growth & Income                                    -17.34%        N/A           -10.40%
Oppenheimer Multiple Strategies                                            -5.19%         N/A           -0.23%
Oppenheimer Stategic Bond                                                  -2.61%         N/A           -0.52%
Putnam Diversified Income                                                    N/A          N/A             N/A
Putnam Growth and Income                                                     N/A          N/A             N/A
Putnam Growth Opportunities                                                  N/A          N/A             N/A
Putnam Health Sciences                                                       N/A          N/A             N/A
Putnam New Value                                                             N/A          N/A             N/A
Putnam Voyager ll                                                            N/A          N/A             N/A
STI Capital Appreciation                                                   -12.62%        N/A           -3.18%
STI Growth and Income                                                      -12.84%        N/A           -3.39%
STI International Equity                                                   -24.45%        N/A           -14.96%
STI Investment Grade Bond                                                   1.68%         N/A            3.23%
STI Mid-Cap Equity                                                         -4.70%         N/A           -6.61%
STI Quality Growth Stock                                                   -25.71%        N/A           -16.76%
STI Small Cap Value Equity                                                 13.71%         N/A           16.98%
STI Value Income Stock                                                     -8.49%         N/A           -3.27%
Templeton Global Income Securities - Class 2                               -5.17%         N/A           -0.77%
Templeton Growth Securities - Class 2                                      -8.65%         N/A            4.12%

*The inception  dates of the  Variable  Sub-Accounts  appear in the first  table above.
**Performance figures are not annualized.

NON-STANDARDIZED TOTAL RETURNS

Set  out  below  are  the  non-standardized  total  returns  for  each  Variable
Sub-Account  since its inception  through December 31, 2001. All of the Variable
Sub-Accounts  commenced  operations on May 1, 2001.

The non-standardized total returns shown below do not reflect the withdrawal charge.

(Without the Enhanced  Death  Benefit  Rider,  the Income  Benefit  Rider or the
Enhanced Earnings Death Benefit Rider)
Non-Standerdized Performance
                                       Performance as of 12/31/01
Variable Sub-Account                                        1 Year       5 Year    10 Year or Since Inception
AIM V.I. Balanced                                           -12.62%        N/A            1.41%
AIM V.I. Capital Appreciation                               -24.32%        N/A            4.14%
AIM V.I. Core Equity                                        -23.87%        N/A            2.36%
AIM V.I. Growth                                             -34.78%        N/A            -2.08%
AIM V.I. High Yield                                         -6.28%         N/A            -6.76%
AIM V.I. Premier Equity                                     -13.74%        N/A            5.58%
Federated Prime Money Fund II                                2.39%         N/A            3.44%
Fidelity VIP Contrafund - Service Class 2                     N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                  N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                         N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                    N/A          N/A             N/A
Fidelity VIP Index 500 - Service Class 2                      N/A          N/A             N/A
Fidelity VIP Overseas - Service Class 2                       N/A          N/A             N/A
MFS Emerging Growth - Service Class                           N/A          N/A             N/A
MFS Investors Trust - Service Class                           N/A          N/A             N/A
MFS New Discovery - Service Class                             N/A          N/A             N/A
MFS Research - Service Class                                  N/A          N/A             N/A
MFS Utilities - Service Class                                 N/A          N/A             N/A
Oppenheimer Aggressive Growth                               -32.20%        N/A            -9.00%
Oppenheimer Capital Appreciation                            -13.76%        N/A            1.30%
Oppenheimer Global Securities                               -13.22%        N/A            7.92%
Oppenheimer Main Street Growth & Income                     -11.37%        N/A            -6.73%
Oppenheimer Multiple Strategies                              0.84%         N/A            3.33%
Oppenheimer Stategic Bond                                    3.43%         N/A            2.92%
Putnam Diversified Income                                     N/A          N/A             N/A
Putnam Growth and Income                                      N/A          N/A             N/A
Putnam Growth Opportunities                                   N/A          N/A             N/A
Putnam Health Sciences                                        N/A          N/A             N/A
Putnam New Value                                              N/A          N/A             N/A
Putnam Voyager ll                                             N/A          N/A             N/A
STI Capital Appreciation                                    -6.62%         N/A            0.29%
STI Growth and Income                                       -6.84%         N/A            0.22%
STI International Equity                                    -18.52%        N/A           -11.05%
STI Investment Grade Bond                                    7.75%         N/A            6.72%
STI Mid-Cap Equity                                           1.33%         N/A            -2.90%
STI Quality Growth Stock                                    -19.78%        N/A           -12.80%
STI Small Cap Value Equity                                  19.84%         N/A            20.24%
STI Value Income Stock                                      -2.47%         N/A            0.25%
Templeton Global Income Securities - Class 2                 0.86%         N/A            2.78%
Templeton Growth Securities - Class 2                       -2.63%         N/A            7.42%

         *The inception dates of the Variable Sub-Accounts appear in the first table under Standardized Total
         Returns above
         .
         **Performance figures are not annualized.

(With the Enhanced  Death  Benefit  Rider or the Income Benefit Rider)
Enhanced Earnings Death Benefit Rider)
Non-Standerdized Performance
                                       Performance as of 12/31/01
Variable Sub-Account                                       1 Year       5 Year    10 Year or Since Inception
AIM V.I. Balanced                                           -12.84%        N/A            1.16%
AIM V.I. Capital Appreciation                               -24.51%        N/A            3.88%
AIM V.I. Core Equity                                        -24.07%        N/A            2.10%
AIM V.I. Growth                                             -34.94%        N/A            -2.32%
AIM V.I. High Yield                                         -6.51%         N/A            -7.00%
AIM V.I. Premier Equity                                     -13.96%        N/A            5.32%
Federated Prime Money Fund II                                2.14%         N/A            3.18%
Fidelity VIP Contrafund - Service Class 2                     N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                  N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                         N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                    N/A          N/A             N/A
Fidelity VIP Index 500 - Service Class 2                      N/A          N/A             N/A
Fidelity VIP Overseas - Service Class 2                       N/A          N/A             N/A
MFS Emerging Growth - Service Class                           N/A          N/A             N/A
MFS Investors Trust - Service Class                           N/A          N/A             N/A
MFS New Discovery - Service Class                             N/A          N/A             N/A
MFS Research - Service Class                                  N/A          N/A             N/A
MFS Utilities - Service Class                                 N/A          N/A             N/A
Oppenheimer Aggressive Growth                               -32.37%        N/A            -9.23%
Oppenheimer Capital Appreciation                            -13.97%        N/A            1.05%
Oppenheimer Global Securities                               -13.44%        N/A            7.65%
Oppenheimer Main Street Growth & Income                     -11.59%        N/A            -6.96%
Oppenheimer Multiple Strategies                              0.59%         N/A            3.07%
Oppenheimer Stategic Bond                                    3.17%         N/A            2.66%
Putnam Diversified Income                                     N/A          N/A             N/A
Putnam Growth and Income                                      N/A          N/A             N/A
Putnam Growth Opportunities                                   N/A          N/A             N/A
Putnam Health Sciences                                        N/A          N/A             N/A
Putnam New Value                                              N/A          N/A             N/A
Putnam Voyager ll                                             N/A          N/A             N/A
STI Capital Appreciation                                    -6.86%         N/A            0.04%
STI Growth and Income                                       -7.08%         N/A            -0.03%
STI International Equity                                    -18.72%        N/A           -11.27%
STI Investment Grade Bond                                    7.48%         N/A            6.45%
STI Mid-Cap Equity                                           1.08%         N/A            -3.14%
STI Quality Growth Stock                                    -19.98%        N/A           -13.02%
STI Small Cap Value Equity                                  19.54%         N/A            19.94%
STI Value Income Stock                                      -2.71%         N/A            0.00%
Templeton Global Income Securities - Class 2                 0.61%         N/A            2.52%
Templeton Growth Securities - Class 2                       -2.88%         N/A            7.15%

         *The inception dates of the Variable Sub-Accounts appear in the first table under Standardized Total
         Returns above
         .
         **Performance figures are not annualized.


(With the Enhanced Death Benefit Rider and Income Benefit Rider)
Non-Standerdized Performance
                                       Performance as of 12/31/01
Variable Sub-Account                                        1 Year       5 Year    10 Year or Since Inception
AIM V.I. Balanced                                           -13.06%        N/A            0.91%
AIM V.I. Capital Appreciation                               -24.70%        N/A            3.62%
AIM V.I. Core Equity                                        -24.26%        N/A            1.85%
AIM V.I. Growth                                             -35.11%        N/A            -2.56%
AIM V.I. High Yield                                         -6.75%         N/A            -7.23%
AIM V.I. Premier Equity                                     -14.18%        N/A            5.06%
Federated Prime Money Fund II                                1.88%         N/A            2.92%
Fidelity VIP Contrafund - Service Class 2                     N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                  N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                         N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                    N/A          N/A             N/A
Fidelity VIP Index 500 - Service Class 2                      N/A          N/A             N/A
Fidelity VIP Overseas - Service Class 2                       N/A          N/A             N/A
MFS Emerging Growth - Service Class                           N/A          N/A             N/A
MFS Investors Trust - Service Class                           N/A          N/A             N/A
MFS New Discovery - Service Class                             N/A          N/A             N/A
MFS Research - Service Class                                  N/A          N/A             N/A
MFS Utilities - Service Class                                 N/A          N/A             N/A
Oppenheimer Aggressive Growth                               -32.54%        N/A            -9.46%
Oppenheimer Capital Appreciation                            -14.19%        N/A            0.80%
Oppenheimer Global Securities                               -13.66%        N/A            7.38%
Oppenheimer Main Street Growth & Income                     -11.82%        N/A            -7.20%
Oppenheimer Multiple Strategies                              0.33%         N/A            2.81%
Oppenheimer Stategic Bond                                    2.91%         N/A            2.41%
Putnam Diversified Income                                     N/A          N/A             N/A
Putnam Growth and Income                                      N/A          N/A             N/A
Putnam Growth Opportunities                                   N/A          N/A             N/A
Putnam Health Sciences                                        N/A          N/A             N/A
Putnam New Value                                              N/A          N/A             N/A
Putnam Voyager ll                                             N/A          N/A             N/A
STI Capital Appreciation                                    -7.09%         N/A            -0.21%
STI Growth and Income                                       -7.31%         N/A            -0.28%
STI International Equity                                    -18.93%        N/A           -11.49%
STI Investment Grade Bond                                    7.21%         N/A            6.19%
STI Mid-Cap Equity                                           0.83%         N/A            -3.38%
STI Quality Growth Stock                                    -20.18%        N/A           -13.23%
STI Small Cap Value Equity                                  19.24%         N/A            19.65%
STI Value Income Stock                                      -2.96%         N/A            -0.25%
Templeton Global Income Securities - Class 2                 0.35%         N/A            2.27%
Templeton Growth Securities - Class 2                       -3.12%         N/A            6.89%

         *The inception dates of the Variable Sub-Accounts appear in the first table under Standardized Total
         Returns above
         .
         **Performance figures are not annualized.

(With Enhanced Earnings Death Benefit)
Non-Standerdized Performance
                                                               Performance as of 12/31/01
Variable Sub-Account                                                          1 Year       5 Year    10 Year or Since Inception
AIM V.I. Balanced                                                              -12.97%        N/A            1.02%
AIM V.I. Capital Appreciation                                                  -24.67%        N/A            3.87%
AIM V.I. Core Equity                                                           -24.22%        N/A            2.09%
AIM V.I. Growth                                                                -35.13%        N/A           -2.35%
AIM V.I. High Yield                                                            -6.63%         N/A           -7.22%
AIM V.I. Premier Equity                                                        -14.09%        N/A            5.31%
Federated Prime Money Fund II                                                   2.04%         N/A            2.95%
Fidelity VIP Contrafund - Service Class 2                                        N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                                     N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                            N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                                       N/A          N/A             N/A
Fidelity VIP Index 500 - Service Class 2                                         N/A          N/A             N/A
Fidelity VIP Overseas - Service Class 2                                          N/A          N/A             N/A
MFS Emerging Growth - Service Class                                              N/A          N/A             N/A
MFS Investors Trust - Service Class                                              N/A          N/A             N/A
MFS New Discovery - Service Class                                                N/A          N/A             N/A
MFS Research - Service Class                                                     N/A          N/A             N/A
MFS Utilities - Service Class                                                    N/A          N/A             N/A
Oppenheimer Aggressive Growth                                                  -32.55%        N/A           -9.41%
Oppenheimer Capital Appreciation                                               -14.11%        N/A           -2.30%
Oppenheimer Global Securities                                                  -13.57%        N/A            7.51%
Oppenheimer Main Street Growth & Income                                        -11.72%        N/A           -7.20%
Oppenheimer Multiple Strategies                                                 0.49%         N/A            2.97%
Oppenheimer Stategic Bond                                                       3.08%         N/A            2.44%
Putnam Diversified Income                                                        N/A          N/A             N/A
Putnam Growth and Income                                                         N/A          N/A             N/A
Putnam Growth Opportunities                                                      N/A          N/A             N/A
Putnam Health Sciences                                                           N/A          N/A             N/A
Putnam New Value                                                                 N/A          N/A             N/A
Putnam Voyager ll                                                                N/A          N/A             N/A
STI Capital Appreciation                                                       -6.97%         N/A           -0.17%
STI Growth and Income                                                          -7.19%         N/A           -0.13%
STI International Equity                                                       -18.87%        N/A           -11.41%
STI Investment Grade Bond                                                       7.40%         N/A            6.37%
STI Mid-Cap Equity                                                              0.98%         N/A           -3.27%
STI Quality Growth Stock                                                       -20.13%        N/A           -13.17%
STI Small Cap Value Equity                                                     19.49%         N/A           19.91%
STI Value Income Stock                                                         -2.82%         N/A           -0.25%
Templeton Global Income Securities - Class 2                                    0.51%         N/A            2.43%
Templeton Growth Securities - Class 2                                          -2.98%         N/A            6.97%

         *The inception dates of the Variable Sub-Accounts appear in the first table under Standardized Total
         Returns above
         .
         **Performance figures are not annualized.

(With the Enhanced Earnings Death Benefit Rider, and the Enhanced Death Benefit Rider or the Income Benefit Rider)
Non-Standerdized Performance
                                                                     Performance as of 12/31/01
Variable Sub-Account                                                   1 Year       5 Year    10 Year or Since Inception
AIM V.I. Balanced                                                      -13.19%        N/A             0.76%
AIM V.I. Capital Appreciation                                          -24.86%        N/A             3.61%
AIM V.I. Core Equity                                                   -24.42%        N/A             1.83%
AIM V.I. Growth                                                        -35.29%        N/A            -2.59%
AIM V.I. High Yield                                                     -6.86%        N/A            -7.45%
AIM V.I. Premier Equity                                                -14.31%        N/A             5.05%
Federated Prime Money Fund II                                           1.79%         N/A             2.70%
Fidelity VIP Contrafund - Service Class 2                                N/A          N/A              N/A
Fidelity VIP Equity-Income - Service Class 2                             N/A          N/A              N/A
Fidelity VIP Growth - Service Class 2                                    N/A          N/A              N/A
Fidelity VIP High Income - Service Class 2                               N/A          N/A              N/A
Fidelity VIP Index 500 - Service Class 2                                 N/A          N/A              N/A
Fidelity VIP Overseas - Service Class 2                                  N/A          N/A              N/A
MFS Emerging Growth - Service Class                                      N/A          N/A              N/A
MFS Investors Trust - Service Class                                      N/A          N/A              N/A
MFS New Discovery - Service Class                                        N/A          N/A              N/A
MFS Research - Service Class                                             N/A          N/A              N/A
MFS Utilities - Service Class                                            N/A          N/A              N/A
Oppenheimer Aggressive Growth                                          -32.72%        N/A            -9.64%
Oppenheimer Capital Appreciation                                       -14.32%        N/A            -2.51%
Oppenheimer Global Securities                                          -13.79%        N/A             7.24%
Oppenheimer Main Street Growth & Income                                -11.94%        N/A            -7.44%
Oppenheimer Multiple Strategies                                         0.24%         N/A             2.72%
Oppenheimer Stategic Bond                                               2.82%         N/A             2.18%
Putnam Diversified Income                                                N/A          N/A              N/A
Putnam Growth and Income                                                 N/A          N/A              N/A
Putnam Growth Opportunities                                              N/A          N/A              N/A
Putnam Health Sciences                                                   N/A          N/A              N/A
Putnam New Value                                                         N/A          N/A              N/A
Putnam Voyager ll                                                        N/A          N/A              N/A
STI Capital Appreciation                                                -7.21%        N/A            -0.42%
STI Growth and Income                                                   -7.43%        N/A            -0.38%
STI International Equity                                               -19.07%        N/A            -11.64%
STI Investment Grade Bond                                               7.13%         N/A             6.10%
STI Mid-Cap Equity                                                      0.73%         N/A            -3.52%
STI Quality Growth Stock                                               -20.33%        N/A            -13.39%
STI Small Cap Value Equity                                              19.19%        N/A            19.61%
STI Value Income Stock                                                  -3.06%        N/A            -0.50%
Templeton Global Income Securities - Class 2                            0.26%         N/A             2.17%
Templeton Growth Securities - Class 2                                   -3.23%        N/A             6.71%

         *The inception dates of the Variable Sub-Accounts appear in the first table under Standardized Total
         Returns above
         .
         **Performance figures are not annualized.

(With Income Benefit, Enhanced Death Benefit and Enhanced Earnings Death Benefit)
Non-Standerdized Performance
                                                                   Performance as of 12/31/01
Variable Sub-Account                                                1 Year       5 Year    10 Year or Since Inception
AIM V.I. Balanced                                                    -13.41%        N/A            0.51%
AIM V.I. Capital Appreciation                                        -25.05%        N/A            3.35%
AIM V.I. Core Equity                                                 -24.61%        N/A            1.57%
AIM V.I. Growth                                                      -35.46%        N/A           -2.84%
AIM V.I. High Yield                                                  -7.10%         N/A           -7.69%
AIM V.I. Premier Equity                                              -14.53%        N/A            4.79%
Federated Prime Money Fund II                                         1.53%         N/A            2.44%
Fidelity VIP Contrafund - Service Class 2                              N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                           N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                  N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                             N/A          N/A             N/A
Fidelity VIP Index 500 - Service Class 2                               N/A          N/A             N/A
Fidelity VIP Overseas - Service Class 2                                N/A          N/A             N/A
MFS Emerging Growth - Service Class                                    N/A          N/A             N/A
MFS Investors Trust - Service Class                                    N/A          N/A             N/A
MFS New Discovery - Service Class                                      N/A          N/A             N/A
MFS Research - Service Class                                           N/A          N/A             N/A
MFS Utilities - Service Class                                          N/A          N/A             N/A
Oppenheimer Aggressive Growth                                        -32.89%        N/A           -9.87%
Oppenheimer Capital Appreciation                                     -14.54%        N/A           -2.71%
Oppenheimer Global Securities                                        -14.01%        N/A            6.97%
Oppenheimer Main Street Growth & Income                              -12.17%        N/A           -7.67%
Oppenheimer Multiple Strategies                                      -0.02%         N/A            2.46%
Oppenheimer Stategic Bond                                             2.56%         N/A            1.92%
Putnam Diversified Income                                              N/A          N/A             N/A
Putnam Growth and Income                                               N/A          N/A             N/A
Putnam Growth Opportunities                                            N/A          N/A             N/A
Putnam Health Sciences                                                 N/A          N/A             N/A
Putnam New Value                                                       N/A          N/A             N/A
Putnam Voyager ll                                                      N/A          N/A             N/A
STI Capital Appreciation                                             -7.44%         N/A           -0.67%
STI Growth and Income                                                -7.66%         N/A           -0.63%
STI International Equity                                             -19.28%        N/A           -11.86%
STI Investment Grade Bond                                             6.86%         N/A            5.83%
STI Mid-Cap Equity                                                    0.48%         N/A           -3.76%
STI Quality Growth Stock                                             -20.53%        N/A           -13.61%
STI Small Cap Value Equity                                           18.89%         N/A           19.31%
STI Value Income Stock                                               -3.31%         N/A           -0.75%
Templeton Global Income Securities - Class 2                          0.00%         N/A            1.91%
Templeton Growth Securities - Class 2                                -3.47%         N/A            6.44%

         *The inception dates of the Variable Sub-Accounts appear in the first table under Standardized Total
         Returns above
         .
         **Performance figures are not annualized.

ADJUSTED HISTORICAL

Set out  below are the  adjusted  historical  total  returns  for each  Variable
Sub-Account since the Portfolio's inception through December 31, 2001. We calculate "adjusted historical total returns" using the historical performance of the underlying Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract

Effective May 1, 2001, the MFS Growth with Income Series changed its name to MFS
Investors  Trust  Series  to  reflect   changes  in  its  investment   policies.
Performance  shown for the MFS Investors  Trust Series  Sub-Account  is based on performance  of the Portfolio,  which  reflects the  investment  policies of the
Portfolio in effect during the periods shown.

The inception dates of the Portfolios are as follows:

Variable Sub-Account                                 Inception Date of Corresponding Portfolio
AIM V.I. Balanced                                              05/01/98
AIM V.I. Capital Appreciation                                  05/05/93
AIM V.I. Core Equity                                           05/02/94
AIM V.I. Growth                                                05/05/93
AIM V.I. High Yield                                            05/01/98
AIM V.I. Premier Equity                                        05/05/93
Federated Prime Money Fund II                                  11/21/94
Fidelity VIP Contrafund - Service Class 2                      01/04/95
Fidelity VIP Equity-Income - Service Class 2                   10/10/86
Fidelity VIP Growth - Service Class 2                          10/10/86
Fidelity VIP High Income - Service Class 2                     09/20/85
Fidelity VIP Index 500 - Service Class 2                       08/27/92
Fidelity VIP Overseas - Service Class 2                        01/28/87
MFS Emerging Growth - Service Class                            07/24/95
MFS Investors Trust - Service Class                            10/09/95
MFS New Discovery - Service Class                              05/01/98
MFS Research - Service Class                                   07/26/95
MFS Utilities - Service Class                                  01/03/95
Oppenheimer Aggressive Growth                                  08/15/86
Oppenheimer Capital Appreciation                               04/03/85
Oppenheimer Global Securities                                  11/12/90
Oppenheimer Main Street Growth & Income                        07/05/95
Oppenheimer Multiple Strategies                                02/09/87
Oppenheimer Stategic Bond                                      05/03/93
Putnam Diversified Income                                      09/15/93
Putnam Growth and Income                                       02/01/88
Putnam Growth Opportunities                                    01/31/00
Putnam Health Sciences                                         04/30/98
Putnam New Value                                               01/02/97
Putnam Voyager ll                                              09/29/00
STI Capital Appreciation                                       10/02/95
STI Growth and Income                                          12/31/99
STI International Equity                                       11/07/96
STI Investment Grade Bond                                      10/02/95
STI Mid-Cap Equity                                             10/02/95
STI Quality Growth Stock                                       12/31/99
STI Small Cap Value Equity                                     10/21/97
STI Value Income Stock                                         10/02/95
Templeton Global Income Securities - Class 2                   01/24/89
Templeton Growth Securities - Class 2                          03/15/94



* The Portfolios' Service Class 2 shares ("12b-1 class")  corresponding to these
Variable Sub-Accounts were first offered on January 12, 2000. This share class has a Rule 12b-1 fee of 0.25%. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Initial Class shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.

** The  Portfolios'  Class 2  shares  ("12b-1  class")  corresponding  to  these
Variable Sub-Accounts were first offered on January 6, 1999. This share class has a Rule 12b-1 fee of 0.25%. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class I shares
("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios'
12b-1 class. The inception dates for the Portfolios are as shown above..

*** The Portfolios' Service Class shares ("12b-1 class")  corresponding to these
Variable Sub-Accounts were first offered on May 1, 2000. This share class has a Rule 12b-1 fee of 0.20%. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Initial Class shares
("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios'
12b-1 class. The inception dates for the Portfolios are as shown above.

**** The Portfolios' Class IB shares ("12b-1 class") corresponding to the Putnam
VT Growth and Income, Growth Opportunities,  International Growth, New Value and
Research Variable  Sub-Accounts  were first offered on April 6, 1998,  january 31, 2000,
April 6, 1998, April 30, 1998, and September 30, 1998,  respectively. For periods prior to these dates,  the  performance  shown is based on the  historical  performance  of the
Portfolios' Class IA shares "non-12b-1 class"),  adjusted to reflect the current expenses of the Portfolios'  12b-1 class. The inception dates for the Portfolios are as shown above.

(Without the Enhanced  Death  Benefit  Rider,  the Income  Benefit  Rider or the
Enhanced Earnings Death Benefit Rider)
Adjusted Historical Performance
                                       Performance as of 12/31/01
Variable Sub-Account                                       1 Year        5 Year    10 Year or Since Inception
AIM V.I. Balanced                                           -17.80%        N/A             1.16%
AIM V.I. Capital Appreciation                               -29.49%       3.95%           10.19%
AIM V.I. Core Equity                                        -29.05%       5.23%            9.81%
AIM V.I. Growth                                             -39.96%       1.80%            7.30%
AIM V.I. High Yield                                         -11.45%        N/A            -10.35%
AIM V.I. Premier Equity                                     -18.92%       7.66%           11.83%
Federated Prime Money Fund II                               -2.78%        2.74%            6.86%
Fidelity VIP Contrafund - Service Class 2                   -18.83%       8.10%           13.68%
Fidelity VIP Equity-Income - Service Class 2                -11.68%       7.04%           11.73%
Fidelity VIP Growth - Service Class 2                       -24.15%       9.31%           11.52%
Fidelity VIP High Income - Service Class 2                  -18.30%       -6.13%           3.52%
Fidelity VIP Index 500 - Service Class 2                    -18.68%       8.07%           11.58%
Fidelity VIP Overseas - Service Class 2                     -27.44%       -0.09%           3.81%
MFS Emerging Growth - Service Class                         -39.69%       5.64%            9.43%
MFS Investors Trust - Service Class                         -22.41%       4.76%            8.48%
MFS New Discovery - Service Class                           -11.76%        N/A            11.30%
MFS Research - Service Class                                -27.63%       2.99%            7.07%
MFS Utilities - Service Class                               -30.64%       3.78%            7.76%
Oppenheimer Aggressive Growth                               -37.37%       5.01%           10.23%
Oppenheimer Capital Appreciation                            -18.93%       12.17%          13.62%
Oppenheimer Global Securities                               -18.40%       13.39%          12.33%
Oppenheimer Main Street Growth & Income                     -16.55%       4.66%           11.87%
Oppenheimer Multiple Strategies                             -4.34%        6.70%            8.67%
Oppenheimer Stategic Bond                                   -1.74%        2.27%            4.12%
Putnam Diversified Income                                   -3.06%        -0.02%           2.68%
Putnam Growth and Income                                    -12.83%       5.89%           10.25%
Putnam Growth Opportunities                                 -38.19%        N/A            -33.06%
Putnam Health Sciences                                      -26.01%        N/A             1.84%
Putnam New Value                                            -3.25%         N/A             7.41%
Putnam Voyager ll                                           -36.89%        N/A            -47.38%
STI Capital Appreciation                                    -11.80%       11.30%          13.77%
STI Growth and Income                                       -12.02%        N/A            -2.41%
STI International Equity                                    -23.69%       0.26%            0.53%
STI Investment Grade Bond                                    2.57%        4.23%            4.17%
STI Mid-Cap Equity                                          -3.84%        6.24%            7.88%
STI Quality Growth Stock                                    -24.96%        N/A            -15.42%
STI Small Cap Value Equity                                  14.66%         N/A             1.10%
STI Value Income Stock                                      -7.65%        6.02%            8.78%
Templeton Global Income Securities - Class 2                -4.32%        -0.35%           2.65%
Templeton Growth Securities - Class 2                       -7.81%        6.25%            8.35%

+ The inception dates of the portfolios appear in the first table under "Adjusted Historical Total Returns."

* The Performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

**Performance figures are not annualized.


(With the Enhanced  Death  Benefit  Rider or the Income Benefit Rider)
Enhanced Earnings Death Benefit Rider)
Adjusted Historical Performance
                                       Performance as of 12/31/01
Variable Sub-Account                                        1 Year        5 Year    10 Year or Since Inception
AIM V.I. Balanced                                           -18.02%        N/A             0.90%
AIM V.I. Capital Appreciation                               -29.68%       3.68%            9.92%
AIM V.I. Core Equity                                        -29.24%       4.96%            9.53%
AIM V.I. Growth                                             -40.12%       1.54%            7.03%
AIM V.I. High Yield                                         -11.69%        N/A            -10.59%
AIM V.I. Premier Equity                                     -19.14%       7.38%           11.55%
Federated Prime Money Fund II                               -3.04%        2.47%            6.60%
Fidelity VIP Contrafund - Service Class 2                   -19.04%       7.83%           13.40%
Fidelity VIP Equity-Income - Service Class 2                -11.92%       6.76%           11.45%
Fidelity VIP Growth - Service Class 2                       -24.36%       9.03%           11.25%
Fidelity VIP High Income - Service Class 2                  -18.51%       -6.37%           3.26%
Fidelity VIP Index 500 - Service Class 2                    -18.90%       7.79%           11.30%
Fidelity VIP Overseas - Service Class 2                     -27.64%       -0.35%           3.55%
MFS Emerging Growth - Service Class                         -39.86%       5.37%            9.15%
MFS Investors Trust - Service Class                         -22.62%       4.49%            8.20%
MFS New Discovery - Service Class                           -11.99%        N/A            11.01%
MFS Research - Service Class                                -27.82%       2.73%            6.80%
MFS Utilities - Service Class                               -30.83%       3.51%            7.49%
Oppenheimer Aggressive Growth                               -37.54%       4.74%            9.95%
Oppenheimer Capital Appreciation                            -19.15%       11.89%          13.33%
Oppenheimer Global Securities                               -18.62%       13.10%          12.05%
Oppenheimer Main Street Growth & Income                     -16.77%       4.39%           11.59%
Oppenheimer Multiple Strategies                             -4.59%        6.43%            8.40%
Oppenheimer Stategic Bond                                   -2.00%        2.01%            3.86%
Putnam Diversified Income                                   -3.32%        -0.28%           2.43%
Putnam Growth and Income                                    -13.06%       5.62%            9.97%
Putnam Growth Opportunities                                 -38.36%        N/A            -33.24%
Putnam Health Sciences                                      -26.21%        N/A             1.58%
Putnam New Value                                            -3.51%         N/A             7.14%
Putnam Voyager ll                                           -37.07%        N/A            -47.52%
STI Capital Appreciation                                    -12.03%       11.02%          13.48%
STI Growth and Income                                       -12.25%        N/A            -2.67%
STI International Equity                                    -23.90%       0.00%            0.27%
STI Investment Grade Bond                                    2.30%        3.97%            3.90%
STI Mid-Cap Equity                                          -4.10%        5.97%            7.61%
STI Quality Growth Stock                                    -25.16%        N/A            -15.64%
STI Small Cap Value Equity                                  14.36%         N/A             0.84%
STI Value Income Stock                                      -7.89%        5.74%            8.50%
Templeton Global Income Securities - Class 2                -4.57%        -0.61%           2.40%
Templeton Growth Securities - Class 2                       -8.06%        5.97%            8.08%

+ The inception dates of the portfolios appear in the first table under "Adjusted Historical Total Returns."

* The Performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

**Performance figures are not annualized.


(With the Enhanced Death Benefit Rider and Income Benefit Rider)
Adjusted Historical Performance
                                       Performance as of 12/31/01
Variable Sub-Account                                       1 Year        5 Year    10 Year or Since Inception
AIM V.I. Balanced                                           -18.23%        N/A             0.64%
AIM V.I. Capital Appreciation                               -29.87%       3.41%            9.64%
AIM V.I. Core Equity                                        -29.44%       4.69%            9.26%
AIM V.I. Growth                                             -40.28%       1.28%            6.76%
AIM V.I. High Yield                                         -11.92%        N/A            -10.83%
AIM V.I. Premier Equity                                     -19.35%       7.11%           11.27%
Federated Prime Money Fund II                               -3.30%        2.21%            6.33%
Fidelity VIP Contrafund - Service Class 2                   -19.26%       7.55%           13.11%
Fidelity VIP Equity-Income - Service Class 2                -12.15%       6.49%           11.18%
Fidelity VIP Growth - Service Class 2                       -24.56%       8.75%           10.97%
Fidelity VIP High Income - Service Class 2                  -18.73%       -6.62%           3.00%
Fidelity VIP Index 500 - Service Class 2                    -19.12%       7.52%           11.03%
Fidelity VIP Overseas - Service Class 2                     -27.83%       -0.61%           3.29%
MFS Emerging Growth - Service Class                         -40.02%       5.10%            8.88%
MFS Investors Trust - Service Class                         -22.83%       4.22%            7.93%
MFS New Discovery - Service Class                           -12.23%        N/A            10.73%
MFS Research - Service Class                                -28.01%       2.46%            6.53%
MFS Utilities - Service Class                               -31.02%       3.24%            7.21%
Oppenheimer Aggressive Growth                               -37.71%       4.47%            9.68%
Oppenheimer Capital Appreciation                            -19.37%       11.60%          13.05%
Oppenheimer Global Securities                               -18.84%       12.81%          11.77%
Oppenheimer Main Street Growth & Income                     -16.99%       4.12%           11.31%
Oppenheimer Multiple Strategies                             -4.84%        6.16%            8.12%
Oppenheimer Stategic Bond                                   -2.26%        1.74%            3.60%
Putnam Diversified Income                                   -3.57%        -0.54%           2.17%
Putnam Growth and Income                                    -13.30%       5.35%            9.70%
Putnam Growth Opportunities                                 -38.53%        N/A            -33.43%
Putnam Health Sciences                                      -26.41%        N/A             1.31%
Putnam New Value                                            -3.76%         N/A             6.86%
Putnam Voyager ll                                           -37.24%        N/A            -47.67%
STI Capital Appreciation                                    -12.27%       10.74%          13.20%
STI Growth and Income                                       -12.49%        N/A            -2.92%
STI International Equity                                    -24.10%       -0.26%           0.01%
STI Investment Grade Bond                                    2.03%        3.70%            3.64%
STI Mid-Cap Equity                                          -4.35%        5.70%            7.33%
STI Quality Growth Stock                                    -25.36%        N/A            -15.87%
STI Small Cap Value Equity                                  14.06%         N/A             0.57%
STI Value Income Stock                                      -8.14%        5.47%            8.23%
Templeton Global Income Securities - Class 2                -4.82%        -0.87%           2.14%
Templeton Growth Securities - Class 2                       -8.30%        5.70%            7.81%

+ The inception dates of the portfolios appear in the first table under "Adjusted Historical Total Returns."

* The Performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

**Performance figures are not annualized.

(With Enhanced Earnings Death Benefit)
Adjusted Historical Performance
                                                               Performance as of 12/31/01
Variable Sub-Account                                                           1 Year       5 Year    10 Year or Since Inception
AIM V.I. Balanced                                                                -18.15%        N/A            0.82%
AIM V.I. Capital Appreciation                                                    -29.84%       3.68%           9.98%
AIM V.I. Core Equity                                                             -29.40%       4.98%           9.58%
AIM V.I. Growth                                                                  -40.31%       1.56%           7.07%
AIM V.I. High Yield                                                              -11.80%        N/A           -10.80%
AIM V.I. Premier Equity                                                          -19.27%       7.41%          11.62%
Federated Prime Money Fund II                                                    -3.13%        2.40%           6.55%
Fidelity VIP Contrafund - Service Class 2                                        -19.18%       7.85%          13.49%
Fidelity VIP Equity-Income - Service Class 2                                     -12.03%       6.76%          11.53%
Fidelity VIP Growth - Service Class 2                                            -24.50%       9.07%          11.32%
Fidelity VIP High Income - Service Class 2                                       -18.65%      -6.48%           3.29%
Fidelity VIP Index 500 - Service Class 2                                         -19.03%       7.83%          11.35%
Fidelity VIP Overseas - Service Class 2                                          -27.79%      -0.39%           3.54%
MFS Emerging Growth - Service Class                                              -40.04%       5.41%           9.19%
MFS Investors Trust - Service Class                                              -22.76%       4.50%           8.20%
MFS New Discovery - Service Class                                                -12.11%        N/A           10.99%
MFS Research - Service Class                                                     -27.98%       2.72%           6.81%
MFS Utilities - Service Class                                                    -30.99%       3.52%           7.54%
Oppenheimer Aggressive Growth                                                    -37.72%       4.75%          10.03%
Oppenheimer Capital Appreciation                                                 -19.28%      11.94%          13.41%
Oppenheimer Global Securities                                                    -18.75%      13.15%          12.11%
Oppenheimer Main Street Growth & Income                                          -16.90%       4.39%          11.65%
Oppenheimer Multiple Strategies                                                  -4.69%        6.41%           8.43%
Oppenheimer Stategic Bond                                                        -2.09%        1.93%           3.81%
Putnam Diversified Income                                                        -3.41%       -0.38%           2.34%
Putnam Growth and Income                                                         -13.18%       5.61%          10.03%
Putnam Growth Opportunities                                                      -38.54%        N/A           -33.50%
Putnam Health Sciences                                                           -26.36%        N/A            1.49%
Putnam New Value                                                                 -3.60%         N/A            7.11%
Putnam Voyager ll                                                                -37.24%        N/A           -47.93%
STI Capital Appreciation                                                         -12.15%      11.06%          13.51%
STI Growth and Income                                                            -12.37%        N/A           -2.76%
STI International Equity                                                         -24.04%      -0.05%           0.17%
STI Investment Grade Bond                                                         2.22%        3.91%           3.80%
STI Mid-Cap Equity                                                               -4.19%        5.95%           7.57%
STI Quality Growth Stock                                                         -25.31%        N/A           -15.79%
STI Small Cap Value Equity                                                       14.31%         N/A            0.61%
STI Value Income Stock                                                           -8.00%        5.73%           8.48%
Templeton Global Income Securities - Class 2                                     -4.67%       -0.71%           2.35%
Templeton Growth Securities - Class 2                                            -8.16%        5.95%           8.08%

+ The inception dates of the portfolios appear in the first table under "Adjusted Historical Total Returns."

* The Performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

**Performance figures are not annualized.


(With the Enhanced Earnings Death Benefit Rider, and the Enhanced Death Benefit Rider or the Income Benefit Rider)
Adjusted Historical Performance
                                                                     Performance as of 12/31/01
Variable Sub-Account                                                           1 Year       5 Year    10 Year or Since Inception
AIM V.I. Balanced                                                              -18.37%        N/A             0.56%
AIM V.I. Capital Appreciation                                                  -30.03%       3.41%            9.70%
AIM V.I. Core Equity                                                           -29.59%       4.71%            9.30%
AIM V.I. Growth                                                                -40.47%       1.29%            6.80%
AIM V.I. High Yield                                                            -12.04%        N/A            -11.04%
AIM V.I. Premier Equity                                                        -19.49%       7.13%           11.33%
Federated Prime Money Fund II                                                   -3.39%       2.13%            6.29%
Fidelity VIP Contrafund - Service Class 2                                      -19.39%       7.58%           13.21%
Fidelity VIP Equity-Income - Service Class 2                                   -12.27%       6.49%           11.25%
Fidelity VIP Growth - Service Class 2                                          -24.71%       8.79%           11.04%
Fidelity VIP High Income - Service Class 2                                     -18.86%       -6.73%           3.03%
Fidelity VIP Index 500 - Service Class 2                                       -19.25%       7.55%           11.07%
Fidelity VIP Overseas - Service Class 2                                        -27.99%       -0.65%           3.28%
MFS Emerging Growth - Service Class                                            -40.21%       5.14%            8.92%
MFS Investors Trust - Service Class                                            -22.97%       4.23%            7.93%
MFS New Discovery - Service Class                                              -12.34%        N/A            10.70%
MFS Research - Service Class                                                   -28.17%       2.46%            6.53%
MFS Utilities - Service Class                                                  -31.18%       3.25%            7.26%
Oppenheimer Aggressive Growth                                                  -37.89%       4.48%            9.75%
Oppenheimer Capital Appreciation                                               -19.50%       11.65%          13.12%
Oppenheimer Global Securities                                                  -18.97%       12.86%          11.83%
Oppenheimer Main Street Growth & Income                                        -17.12%       4.12%           11.36%
Oppenheimer Multiple Strategies                                                 -4.94%       6.13%            8.15%
Oppenheimer Stategic Bond                                                       -2.35%       1.67%            3.54%
Putnam Diversified Income                                                       -3.67%       -0.64%           2.08%
Putnam Growth and Income                                                       -13.41%       5.34%            9.75%
Putnam Growth Opportunities                                                    -38.71%        N/A            -33.69%
Putnam Health Sciences                                                         -26.56%        N/A             1.22%
Putnam New Value                                                                -3.86%        N/A             6.83%
Putnam Voyager ll                                                              -37.42%        N/A            -48.08%
STI Capital Appreciation                                                       -12.38%       10.78%          13.22%
STI Growth and Income                                                          -12.60%        N/A            -3.01%
STI International Equity                                                       -24.25%       -0.31%          -0.09%
STI Investment Grade Bond                                                       1.95%        3.64%            3.54%
STI Mid-Cap Equity                                                              -4.45%       5.68%            7.29%
STI Quality Growth Stock                                                       -25.51%        N/A            -16.02%
STI Small Cap Value Equity                                                      14.01%        N/A             0.35%
STI Value Income Stock                                                          -8.24%       5.45%            8.20%
Templeton Global Income Securities - Class 2                                    -4.92%       -0.97%           2.09%
Templeton Growth Securities - Class 2                                           -8.41%       5.68%            7.80%

+ The inception dates of the portfolios appear in the first table under "Adjusted Historical Total Returns."

* The Performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

**Performance figures are not annualized.

(With Income Benefit, Enhanced Death Benefit and Enhanced Earnings Death Benefit)
Adjusted Historical Performance
                                       Performance as of 12/31/01
Variable Sub-Account                                       1 Year        5 Year    10 Year or Since Inception
AIM V.I. Balanced                                           -18.58%        N/A             0.29%
AIM V.I. Capital Appreciation                               -30.22%       3.14%            9.42%
AIM V.I. Core Equity                                        -29.79%       4.44%            9.03%
AIM V.I. Growth                                             -40.63%       1.03%            6.53%
AIM V.I. High Yield                                         -12.27%        N/A            -11.28%
AIM V.I. Premier Equity                                     -19.70%       6.86%           11.05%
Federated Prime Money Fund II                               -3.65%        1.87%            6.02%
Fidelity VIP Contrafund - Service Class 2                   -19.61%       7.30%           12.92%
Fidelity VIP Equity-Income - Service Class 2                -12.50%       6.21%           10.97%
Fidelity VIP Growth - Service Class 2                       -24.91%       8.51%           10.76%
Fidelity VIP High Income - Service Class 2                  -19.08%       -6.98%           2.77%
Fidelity VIP Index 500 - Service Class 2                    -19.47%       7.27%           10.79%
Fidelity VIP Overseas - Service Class 2                     -28.18%       -0.91%           3.02%
MFS Emerging Growth - Service Class                         -40.37%       4.87%            8.64%
MFS Investors Trust - Service Class                         -23.18%       3.96%            7.65%
MFS New Discovery - Service Class                           -12.58%        N/A            10.42%
MFS Research - Service Class                                -28.36%       2.19%            6.26%
MFS Utilities - Service Class                               -31.37%       2.98%            6.99%
Oppenheimer Aggressive Growth                               -38.06%       4.21%            9.47%
Oppenheimer Capital Appreciation                            -19.72%       11.36%          12.84%
Oppenheimer Global Securities                               -19.19%       12.57%          11.55%
Oppenheimer Main Street Growth & Income                     -17.34%       3.85%           11.08%
Oppenheimer Multiple Strategies                             -5.19%        5.86%            7.88%
Oppenheimer Stategic Bond                                   -2.61%        1.40%            3.28%
Putnam Diversified Income                                   -3.92%        -0.90%           1.82%
Putnam Growth and Income                                    -13.65%       5.07%            9.48%
Putnam Growth Opportunities                                 -38.88%        N/A            -33.87%
Putnam Health Sciences                                      -26.76%        N/A             0.95%
Putnam New Value                                            -4.11%         N/A             6.55%
Putnam Voyager ll                                           -37.59%        N/A            -48.22%
STI Capital Appreciation                                    -12.62%       10.50%          12.93%
STI Growth and Income                                       -12.84%        N/A            -3.27%
STI International Equity                                    -24.45%       -0.57%          -0.35%
STI Investment Grade Bond                                    1.68%        3.37%            3.27%
STI Mid-Cap Equity                                          -4.70%        5.41%            7.02%
STI Quality Growth Stock                                    -25.71%        N/A            -16.24%
STI Small Cap Value Equity                                  13.71%         N/A             0.08%
STI Value Income Stock                                      -8.49%        5.18%            7.93%
Templeton Global Income Securities - Class 2                -5.17%        -1.23%           1.83%
Templeton Growth Securities - Class 2                       -8.65%        5.40%            7.53%

+ The inception dates of the portfolios appear in the first table under "Adjusted Historical Total Returns."

* The Performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

**Performance figures are not annualized.



                                   APPENDIX 3
                           PERFORMANCE INFORMATION FOR
                      ALLSTATE(R)PROVIDER EXTRA CONTRACTS

Allstate Provider Extra Contracts were first offered to the public on November 2, 2001. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts that would have applied had they been in existence at the time. (Adjusted historical total returns are based on the Funds' performance as described below.) These Contract charges include a maximum withdrawal charge of 8% that declines to zero after eight years (not reflected in non-standardized total returns), an annual contract maintenance charge of $35
(not shown for non-standardized total returns), and total Variable Account annual expenses of: :

1.50% (without any optional benefit riders), or 1.75% with the Enhanced Death Benefit Rider or Income Benefit Rider, or
2.00% with the Enhanced Death Benefit Rider and Income Benefit Rider.

In addition, where the Enhanced Earnings Death Benefit Rider is included, the performance shown reflects the deduction of the annual Rider fee equal to 0.35% of the Contract Value (assumes age 66-75). See the Expense Table in the
Prospectus for more details.

The  standardized   total  returns  shown  below  also  include  the  4%  credit enhancement available under the Allstate Provider Extra Contract.

STANDARDIZED TOTAL RETURNS

Set out below are the standardized total returns for each Variable Sub-Account since its inception through December 31, 2001. All of the Variable Sub-Accounts commenced operations on November 2, 2001, except for the LSA Diversified Mid Cap
Equity,  Van  Kampen  UIF  Real  Estate,  and  Putnam  Health  Sciences.Variable
Sub-Accounts, which commenced operations on May 1, 2002.

+  Effective  May 1,  2002,  the AIM  V.I.  Growth  and  Income  Fund,  AIM V.I.
Internatinal Equity Fund, and AIM V.I. Value Fund changed their names to the AIM
V.I. Core Equity Fund, AIM V.I.  International  Growth Fund and AIM V.I. Premier
Equity Fund, respectively. We have made a corresponding change in the name of the variable Sub-Account that invests in that Portfolio.

+ Effective May 1, 2002, the Templeton International Securities Fund Class 2 changed its name to the Templeton Foreign Securities Fund - Class 2. We have made a corresponding change in the name of the variable Sub-Account that invests in that Portfolio.

+ Effective May 1, 2002, the Franklin Global Health Care Portfolio merged into the Franklin Small Cap Fund.We have made a corresponding change in the name of the variable Sub-Account that invests in that Portfolio.

+ Effective May 1, 2002, the following Portoflios have been rebranded and have had their names changed from Morgan Stanley UIF Fixed Income to Van Kampen UIF
Core Plus Fixed Income, Morgan Stanley UIF Global Value Equity to Van Kampen UIF
GLobal Value Equity,  Morgan Stnaley UIF Mid Cap Value to Van Kampen UIF Mid Cap
Value, Morgan Stanley UIF U.S. Real Estate to Van Kampen UIF U.S. Real Estate, and Morgan Stanley UIF Value to Van Kampen UIF Value. We have made a corresponding change in the name of the variable Sub-Account that invests in that Portfolio.

The  standardized  performance  figures for the Franklin Small Cap (Class 2) and
Mutual Shares Securities  (Class 2) Variable  Sub-Accounts  (collectively,  "new
Variable   Sub-Accounts")   reflect  the  performance  of  predecessor  Variable
Sub-Accounts  for the  period  from the  date of  inception  of the  predecessor
Sub-Account   to  May  1,  2000   (date  the   predecessor   Sub-Accounts,   for
administrative convenience, merged into the new Variable Sub-Accounts).

Effective May 1, 2001, the MFS Growth with Income Series - Service Class changed its name to MFS Investors Trust Series to reflect changes in its investment policies. Performance shown for the MFS Investors Trust Series - Service Class
Sub-Account is based on performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

SHELF

(Without the Enhanced  Death  Benefit  Rider,  the Income  Benefit  Rider or the
Enhanced Earnings Death Benefit Rider)
Standardized Performance
Performance as of                                               12/31/01
Variable Sub-Account                                               1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                           N/A          N/A             N/A
AIM V.I. Balanced                                                  -19.68%        N/A           -0.81%
AIM V.I. Capital Appreciation                                      -31.36%        N/A            2.50%
AIM V.I. Core Growth                                               -30.92%        N/A            0.65%
AIM V.I. Dent Demographic Trends                                     N/A          N/A             N/A
AIM V.I. Diversified Income                                        -4.89%         N/A           -1.98%
AIM V.I. Growth                                                    -41.81%        N/A           -3.99%
AIM V.I. International Growth                                      -31.61%        N/A           -2.93%
AIM V.I. Premier Equity                                            -20.80%        N/A            4.00%
Dreyfus Socially Responsible Growth                                -30.67%        N/A            1.68%
Dreyfus Stock Index                                                -20.43%        N/A            2.69%
Dreyfus VIF - Growth & Income                                      -14.19%        N/A            2.77%
Dreyfus VIF - Money Market                                         -4.52%         N/A            2.20%
Fidelity VIP Asset Manager: Growth - Service Class 2                 N/A          N/A             N/A
Fidelity VIP Contrafund - Service Class 2                            N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                         N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                           N/A          N/A             N/A
Franklin Global Health Care - Class 2                                N/A          N/A             N/A
Franklin Small Cap - Class 2                                       -23.45%        N/A           -0.41%
Franklin Technology Securities - Class 2                             N/A          N/A             N/A
Mutual Shares Securities - Class 2                                 -1.49%         N/A            4.93%
Templeton Developing Markets Securities - Class 2                  -16.39%        N/A           -17.12%
Templeton Foreign Securities - Class 2                             -24.19%        N/A           -8.52%
Goldman Sachs VIT CORE Small Cap Equity                            -3.97%         N/A            6.02%
Goldman Sachs VIT CORE U.S. Equity                                 -20.19%        N/A           -1.09%
Goldman Sachs VIT Global Income                                    -3.70%         N/A           -0.62%
Goldman Sachs VIT Internet Tollkeeper                                N/A          N/A             N/A
LSA Diversified Mid-Cap                                              N/A          N/A             N/A
LSA Focused Equity                                                   N/A          N/A             N/A
LSA Growth Equity                                                    N/A          N/A             N/A
MFS Emerging Growth - Service Class                                  N/A          N/A             N/A
MFS Investors Trust - Service Class                                  N/A          N/A             N/A
MFS New Discovery - Service Class                                    N/A          N/A             N/A
MFS Research - Service Class                                         N/A          N/A             N/A
MFS Utilities - Service Class                                        N/A          N/A             N/A
Oppenheimer Aggressive Growth                                      -39.23%        N/A           -12.89%
Oppenheimer Capital Appreciation                                   -20.82%        N/A           -2.17%
Oppenheimer Global Securities                                      -20.29%        N/A            4.67%
Oppenheimer Main Street Growth & Income                            -18.44%        N/A           -10.54%
Oppenheimer Stategic Bond                                          -3.66%         N/A           -0.52%
Putnam Growth and Income                                             N/A          N/A             N/A
Putnam Growth Opportunities                                          N/A          N/A             N/A
Putnam Health Sciences                                               N/A          N/A             N/A
Putnam International Growth                                          N/A          N/A             N/A
Putnam New Value                                                     N/A          N/A             N/A
Putnam Research                                                      N/A          N/A             N/A
Van Kampen UIF Core Plus Fixed Income                              -0.92%         N/A            2.99%
Van Kampen UIF Global Value Equity                                 -15.37%        N/A            0.35%
Van Kampen UIF Mid Cap Value                                       -11.53%        N/A            8.43%
Van Kampen UIF U.S. Real Estate                                     0.94%         N/A            7.61%
Van Kampen UIF Value                                               -8.95%         N/A            3.04%

*The inception  dates of the  Variable  Sub-Accounts  appear in the first  table above.
**Performance figures are not annualized.

(With the Enhanced  Death  Benefit  Rider or the Income Benefit Rider)
Enhanced Earnings Death Benefit Rider)
Standardized Performance
Performance as of                                               12/31/01
Variable Sub-Account                                             1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                           N/A          N/A             N/A
AIM V.I. Balanced                                                  -19.90%        N/A           -1.08%
AIM V.I. Capital Appreciation                                      -31.55%        N/A            2.23%
AIM V.I. Core Growth                                               -31.11%        N/A            0.38%
AIM V.I. Dent Demographic Trends                                     N/A          N/A             N/A
AIM V.I. Diversified Income                                        -5.15%         N/A           -2.24%
AIM V.I. Growth                                                    -41.97%        N/A           -4.24%
AIM V.I. International Growth                                      -31.80%        N/A           -3.19%
AIM V.I. Premier Equity                                            -21.02%        N/A            3.72%
Dreyfus Socially Responsible Growth                                -30.86%        N/A            1.41%
Dreyfus Stock Index                                                -20.65%        N/A            2.42%
Dreyfus VIF - Growth & Income                                      -14.42%        N/A            2.50%
Dreyfus VIF - Money Market                                         -4.77%         N/A            1.93%
Fidelity VIP Asset Manager: Growth - Service Class 2                 N/A          N/A             N/A
Fidelity VIP Contrafund - Service Class 2                            N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                         N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                           N/A          N/A             N/A
Franklin Global Health Care - Class 2                                N/A          N/A             N/A
Franklin Small Cap - Class 2                                       -23.66%        N/A           -0.67%
Franklin Technology Securities - Class 2                             N/A          N/A             N/A
Mutual Shares Securities - Class 2                                 -1.76%         N/A            4.65%
Templeton Developing Markets Securities - Class 2                  -16.62%        N/A           -17.35%
Templeton Foreign Securities - Class 2                             -24.39%        N/A           -8.77%
Goldman Sachs VIT CORE Small Cap Equity                            -4.23%         N/A            5.74%
Goldman Sachs VIT CORE U.S. Equity                                 -20.41%        N/A           -1.35%
Goldman Sachs VIT Global Income                                    -3.96%         N/A           -0.88%
Goldman Sachs VIT Internet Tollkeeper                                N/A          N/A             N/A
LSA Diversified Mid-Cap                                              N/A          N/A             N/A
LSA Focused Equity                                                   N/A          N/A             N/A
LSA Growth Equity                                                    N/A          N/A             N/A
MFS Emerging Growth - Service Class                                  N/A          N/A             N/A
MFS Investors Trust - Service Class                                  N/A          N/A             N/A
MFS New Discovery - Service Class                                    N/A          N/A             N/A
MFS Research - Service Class                                         N/A          N/A             N/A
MFS Utilities - Service Class                                        N/A          N/A             N/A
Oppenheimer Aggressive Growth                                      -39.40%        N/A           -13.13%
Oppenheimer Capital Appreciation                                   -21.03%        N/A           -2.43%
Oppenheimer Global Securities                                      -20.50%        N/A            4.39%
Oppenheimer Main Street Growth & Income                            -18.66%        N/A           -10.79%
Oppenheimer Stategic Bond                                          -3.91%         N/A           -0.78%
Putnam Growth and Income                                             N/A          N/A             N/A
Putnam Growth Opportunities                                          N/A          N/A             N/A
Putnam Health Sciences                                               N/A          N/A             N/A
Putnam International Growth                                          N/A          N/A             N/A
Putnam New Value                                                     N/A          N/A             N/A
Putnam Research                                                      N/A          N/A             N/A
Van Kampen UIF Core Plus Fixed Income                              -1.18%         N/A            2.72%
Van Kampen UIF Global Value Equity                                 -15.60%        N/A            0.08%
Van Kampen UIF Mid Cap Value                                       -11.77%        N/A            8.15%
Van Kampen UIF U.S. Real Estate                                     0.67%         N/A            7.32%
Van Kampen UIF Value                                               -9.20%         N/A            2.77%

*The inception  dates of the  Variable  Sub-Accounts  appear in the first  table above.
**Performance figures are not annualized.

(With the Enhanced Death Benefit Rider and Income Benefit Rider)
Standardized Performance
Performance as of                                               12/31/01
Variable Sub-Account                                              1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                           N/A          N/A             N/A
AIM V.I. Balanced                                                  -20.12%        N/A           -1.34%
AIM V.I. Capital Appreciation                                      -31.74%        N/A            1.96%
AIM V.I. Core Growth                                               -31.30%        N/A            0.11%
AIM V.I. Dent Demographic Trends                                     N/A          N/A             N/A
AIM V.I. Diversified Income                                        -5.40%         N/A           -2.50%
AIM V.I. Growth                                                    -42.14%        N/A           -4.50%
AIM V.I. International Growth                                      -31.99%        N/A           -3.45%
AIM V.I. Premier Equity                                            -21.24%        N/A            3.45%
Dreyfus Socially Responsible Growth                                -31.05%        N/A            1.15%
Dreyfus Stock Index                                                -20.86%        N/A            2.15%
Dreyfus VIF - Growth & Income                                      -14.65%        N/A            2.23%
Dreyfus VIF - Money Market                                         -5.03%         N/A            1.66%
Fidelity VIP Asset Manager: Growth - Service Class 2                 N/A          N/A             N/A
Fidelity VIP Contrafund - Service Class 2                            N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                         N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                           N/A          N/A             N/A
Franklin Global Health Care - Class 2                                N/A          N/A             N/A
Franklin Small Cap - Class 2                                       -23.87%        N/A           -0.94%
Franklin Technology Securities - Class 2                             N/A          N/A             N/A
Mutual Shares Securities - Class 2                                 -2.02%         N/A            4.37%
Templeton Developing Markets Securities - Class 2                  -16.84%        N/A           -17.57%
Templeton Foreign Securities - Class 2                             -24.60%        N/A           -9.02%
Goldman Sachs VIT CORE Small Cap Equity                            -4.48%         N/A            5.46%
Goldman Sachs VIT CORE U.S. Equity                                 -20.63%        N/A           -1.61%
Goldman Sachs VIT Global Income                                    -4.21%         N/A           -1.14%
Goldman Sachs VIT Internet Tollkeeper                                N/A          N/A             N/A
LSA Diversified Mid-Cap                                              N/A          N/A             N/A
LSA Focused Equity                                                   N/A          N/A             N/A
LSA Growth Equity                                                    N/A          N/A             N/A
MFS Emerging Growth - Service Class                                  N/A          N/A             N/A
MFS Investors Trust - Service Class                                  N/A          N/A             N/A
MFS New Discovery - Service Class                                    N/A          N/A             N/A
MFS Research - Service Class                                         N/A          N/A             N/A
MFS Utilities - Service Class                                        N/A          N/A             N/A
Oppenheimer Aggressive Growth                                      -39.57%        N/A           -13.37%
Oppenheimer Capital Appreciation                                   -21.25%        N/A           -2.69%
Oppenheimer Global Securities                                      -20.72%        N/A            4.12%
Oppenheimer Main Street Growth & Income                            -18.88%        N/A           -11.03%
Oppenheimer Stategic Bond                                          -4.17%         N/A           -1.05%
Putnam Growth and Income                                             N/A          N/A             N/A
Putnam Growth Opportunities                                          N/A          N/A             N/A
Putnam Health Sciences                                               N/A          N/A             N/A
Putnam International Growth                                          N/A          N/A             N/A
Putnam New Value                                                     N/A          N/A             N/A
Putnam Research                                                      N/A          N/A             N/A
Van Kampen UIF Core Plus Fixed Income                              -1.45%         N/A            2.45%
Van Kampen UIF Global Value Equity                                 -15.82%        N/A           -0.19%
Van Kampen UIF Mid Cap Value                                       -12.01%        N/A            7.86%
Van Kampen UIF U.S. Real Estate                                     0.40%         N/A            7.04%
Van Kampen UIF Value                                               -9.45%         N/A            2.49%

*The inception  dates of the  Variable  Sub-Accounts  appear in the first  table above.
**Performance figures are not annualized.

(With Enhanced Earnings Death Benefit)
Standardized Performance
Performance as of                                                         12/31/01
Variable Sub-Account                                                         1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                                     N/A          N/A             N/A
AIM V.I. Balanced                                                            -20.03%        N/A           -1.23%
AIM V.I. Capital Appreciation                                                -31.71%        N/A            2.22%
AIM V.I. Core Growth                                                         -31.27%        N/A            0.36%
AIM V.I. Dent Demographic Trends                                               N/A          N/A             N/A
AIM V.I. Diversified Income                                                  -5.24%         N/A           -2.36%
AIM V.I. Growth                                                              -42.16%        N/A           -4.27%
AIM V.I. International Growth                                                -31.96%        N/A           -3.24%
AIM V.I. Premier Equity                                                      -21.15%        N/A            3.72%
Dreyfus Socially Responsible Growth                                          -31.02%        N/A            1.36%
Dreyfus Stock Index                                                          -20.78%        N/A            2.39%
Dreyfus VIF - Growth & Income                                                -14.54%        N/A            2.42%
Dreyfus VIF - Money Market                                                   -4.87%         N/A            1.81%
Fidelity VIP Asset Manager: Growth - Service Class 2                           N/A          N/A             N/A
Fidelity VIP Contrafund - Service Class 2                                      N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                                   N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                          N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                                     N/A          N/A             N/A
Franklin Global Health Care - Class 2                                          N/A          N/A             N/A
Franklin Small Cap - Class 2                                                 -23.80%        N/A           -0.81%
Franklin Technology Securities - Class 2                                       N/A          N/A             N/A
Mutual Shares Securities - Class 2                                           -1.84%         N/A            4.44%
Templeton Developing Markets Securities - Class 2                            -16.74%        N/A           -17.62%
Templeton Foreign Securities - Class 2                                       -24.54%        N/A           -8.99%
Goldman Sachs VIT CORE Small Cap Equity                                      -4.32%         N/A            5.60%
Goldman Sachs VIT CORE U.S. Equity                                           -20.54%        N/A           -1.50%
Goldman Sachs VIT Global Income                                              -4.05%         N/A           -1.10%
Goldman Sachs VIT Internet Tollkeeper                                          N/A          N/A             N/A
LSA Diversified Mid-Cap                                                        N/A          N/A             N/A
LSA Focused Equity                                                             N/A          N/A             N/A
LSA Growth Equity                                                              N/A          N/A             N/A
MFS Emerging Growth - Service Class                                            N/A          N/A             N/A
MFS Investors Trust - Service Class                                            N/A          N/A             N/A
MFS New Discovery - Service Class                                              N/A          N/A             N/A
MFS Research - Service Class                                                   N/A          N/A             N/A
MFS Utilities - Service Class                                                  N/A          N/A             N/A
Oppenheimer Aggressive Growth                                                -39.58%        N/A           -13.32%
Oppenheimer Capital Appreciation                                             -21.17%        N/A           -2.62%
Oppenheimer Global Securities                                                -20.64%        N/A            4.25%
Oppenheimer Main Street Growth & Income                                      -18.79%        N/A           -11.04%
Oppenheimer Stategic Bond                                                    -4.01%         N/A           -1.02%
Putnam Growth and Income                                                       N/A          N/A             N/A
Putnam Growth Opportunities                                                    N/A          N/A             N/A
Putnam Health Sciences                                                         N/A          N/A             N/A
Putnam International Growth                                                    N/A          N/A             N/A
Putnam New Value                                                               N/A          N/A             N/A
Putnam Research                                                                N/A          N/A             N/A
Van Kampen UIF Core Plus Fixed Income                                        -1.27%         N/A            2.53%
Van Kampen UIF Global Value Equity                                           -15.72%        N/A           -0.09%
Van Kampen UIF Mid Cap Value                                                 -11.88%        N/A            8.03%
Van Kampen UIF U.S. Real Estate                                               0.59%         N/A            7.15%
Van Kampen UIF Value                                                         -9.30%         N/A            2.58%

*The inception  dates of the  Variable  Sub-Accounts  appear in the first  table above.
**Performance figures are not annualized.

(With the Enhanced Earnings Death Benefit Rider, and the Enhanced Death Benefit Rider or the Income Benefit Rider)
Standardized Performance
Performance as of                                                               12/31/01
Variable Sub-Account                                                             1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                                           N/A          N/A             N/A
AIM V.I. Balanced                                                                  -20.25%        N/A           -1.50%
AIM V.I. Capital Appreciation                                                      -31.90%        N/A            1.95%
AIM V.I. Core Growth                                                               -31.46%        N/A            0.09%
AIM V.I. Dent Demographic Trends                                                     N/A          N/A             N/A
AIM V.I. Diversified Income                                                        -5.50%         N/A           -2.62%
AIM V.I. Growth                                                                    -42.32%        N/A           -4.53%
AIM V.I. International Growth                                                      -32.15%        N/A           -3.50%
AIM V.I. Premier Equity                                                            -21.37%        N/A            3.44%
Dreyfus Socially Responsible Growth                                                -31.21%        N/A            1.10%
Dreyfus Stock Index                                                                -21.00%        N/A            2.12%
Dreyfus VIF - Growth & Income                                                      -14.77%        N/A            2.15%
Dreyfus VIF - Money Market                                                         -5.12%         N/A            1.54%
Fidelity VIP Asset Manager: Growth - Service Class 2                                 N/A          N/A             N/A
Fidelity VIP Contrafund - Service Class 2                                            N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                                         N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                                N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                                           N/A          N/A             N/A
Franklin Global Health Care - Class 2                                                N/A          N/A             N/A
Franklin Small Cap - Class 2                                                       -24.01%        N/A           -1.08%
Franklin Technology Securities - Class 2                                             N/A          N/A             N/A
Mutual Shares Securities - Class 2                                                 -2.11%         N/A            4.16%
Templeton Developing Markets Securities - Class 2                                  -16.97%        N/A           -17.85%
Templeton Foreign Securities - Class 2                                             -24.74%        N/A           -9.24%
Goldman Sachs VIT CORE Small Cap Equity                                            -4.58%         N/A            5.32%
Goldman Sachs VIT CORE U.S. Equity                                                 -20.76%        N/A           -1.76%
Goldman Sachs VIT Global Income                                                    -4.31%         N/A           -1.36%
Goldman Sachs VIT Internet Tollkeeper                                                N/A          N/A             N/A
LSA Diversified Mid-Cap                                                              N/A          N/A             N/A
LSA Focused Equity                                                                   N/A          N/A             N/A
LSA Growth Equity                                                                    N/A          N/A             N/A
MFS Emerging Growth - Service Class                                                  N/A          N/A             N/A
MFS Investors Trust - Service Class                                                  N/A          N/A             N/A
MFS New Discovery - Service Class                                                    N/A          N/A             N/A
MFS Research - Service Class                                                         N/A          N/A             N/A
MFS Utilities - Service Class                                                        N/A          N/A             N/A
Oppenheimer Aggressive Growth                                                      -39.75%        N/A           -13.56%
Oppenheimer Capital Appreciation                                                   -21.38%        N/A           -2.88%
Oppenheimer Global Securities                                                      -20.85%        N/A            3.97%
Oppenheimer Main Street Growth & Income                                            -19.01%        N/A           -11.28%
Oppenheimer Stategic Bond                                                          -4.26%         N/A           -1.28%
Putnam Growth and Income                                                             N/A          N/A             N/A
Putnam Growth Opportunities                                                          N/A          N/A             N/A
Putnam Health Sciences                                                               N/A          N/A             N/A
Putnam International Growth                                                          N/A          N/A             N/A
Putnam New Value                                                                     N/A          N/A             N/A
Putnam Research                                                                      N/A          N/A             N/A
Van Kampen UIF Core Plus Fixed Income                                              -1.53%         N/A            2.26%
Van Kampen UIF Global Value Equity                                                 -15.95%        N/A           -0.36%
Van Kampen UIF Mid Cap Value                                                       -12.12%        N/A            7.75%
Van Kampen UIF U.S. Real Estate                                                     0.32%         N/A            6.87%
Van Kampen UIF Value                                                               -9.55%         N/A            2.31%

*The inception  dates of the  Variable  Sub-Accounts  appear in the first  table above.
**Performance figures are not annualized.

(With Income Benefit, Enhanced Death Benefit and Enhanced Earnings Death Benefit)
Standardized Performance
Performance as of                                                             12/31/01
Variable Sub-Account                                                            1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                                         N/A          N/A             N/A
AIM V.I. Balanced                                                                -20.47%        N/A           -1.76%
AIM V.I. Capital Appreciation                                                    -32.09%        N/A            1.68%
AIM V.I. Core Growth                                                             -31.65%        N/A           -0.17%
AIM V.I. Dent Demographic Trends                                                   N/A          N/A             N/A
AIM V.I. Diversified Income                                                      -5.75%         N/A           -2.88%
AIM V.I. Growth                                                                  -42.49%        N/A           -4.79%
AIM V.I. International Growth                                                    -32.34%        N/A           -3.76%
AIM V.I. Premier Equity                                                          -21.59%        N/A            3.17%
Dreyfus Socially Responsible Growth                                              -31.40%        N/A            0.83%
Dreyfus Stock Index                                                              -21.21%        N/A            1.85%
Dreyfus VIF - Growth & Income                                                    -15.00%        N/A            1.88%
Dreyfus VIF - Money Market                                                       -5.38%         N/A            1.27%
Fidelity VIP Asset Manager: Growth - Service Class 2                               N/A          N/A             N/A
Fidelity VIP Contrafund - Service Class 2                                          N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                                       N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                              N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                                         N/A          N/A             N/A
Franklin Global Health Care - Class 2                                              N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     -24.22%        N/A           -1.35%
Franklin Technology Securities - Class 2                                           N/A          N/A             N/A
Mutual Shares Securities - Class 2                                               -2.37%         N/A            3.88%
Templeton Developing Markets Securities - Class 2                                -17.19%        N/A           -18.08%
Templeton Foreign Securities - Class 2                                           -24.95%        N/A           -9.49%
Goldman Sachs VIT CORE Small Cap Equity                                          -4.83%         N/A            5.04%
Goldman Sachs VIT CORE U.S. Equity                                               -20.98%        N/A           -2.03%
Goldman Sachs VIT Global Income                                                  -4.56%         N/A           -1.62%
Goldman Sachs VIT Internet Tollkeeper                                              N/A          N/A             N/A
LSA Diversified Mid-Cap                                                            N/A          N/A             N/A
LSA Focused Equity                                                                 N/A          N/A             N/A
LSA Growth Equity                                                                  N/A          N/A             N/A
MFS Emerging Growth - Service Class                                                N/A          N/A             N/A
MFS Investors Trust - Service Class                                                N/A          N/A             N/A
MFS New Discovery - Service Class                                                  N/A          N/A             N/A
MFS Research - Service Class                                                       N/A          N/A             N/A
MFS Utilities - Service Class                                                      N/A          N/A             N/A
Oppenheimer Aggressive Growth                                                    -39.92%        N/A           -13.80%
Oppenheimer Capital Appreciation                                                 -21.60%        N/A           -3.14%
Oppenheimer Global Securities                                                    -21.07%        N/A            3.69%
Oppenheimer Main Street Growth & Income                                          -19.23%        N/A           -11.52%
Oppenheimer Stategic Bond                                                        -4.52%         N/A           -1.55%
Putnam Growth and Income                                                           N/A          N/A             N/A
Putnam Growth Opportunities                                                        N/A          N/A             N/A
Putnam Health Sciences                                                             N/A          N/A             N/A
Putnam International Growth                                                        N/A          N/A             N/A
Putnam New Value                                                                   N/A          N/A             N/A
Putnam Research                                                                    N/A          N/A             N/A
Van Kampen UIF Core Plus Fixed Income                                            -1.80%         N/A            1.98%
Van Kampen UIF Global Value Equity                                               -16.17%        N/A           -0.63%
Van Kampen UIF Mid Cap Value                                                     -12.36%        N/A            7.46%
Van Kampen UIF U.S. Real Estate                                                   0.05%         N/A            6.58%
Van Kampen UIF Value                                                             -9.80%         N/A            2.04%

*The inception  dates of the  Variable  Sub-Accounts  appear in the first  table above.
**Performance figures are not annualized.

NON-STANDARDIZED TOTAL RETURNS

Set  out  below  are  the  non-standardized  total  returns  for  each  Variable
Sub-Account  since its inception  through December 31, 2001. All of the Variable
Sub-Accounts commenced operations on November 2, 2001 except for the except for the LSA Diversified Mid Cap Equity, Van Kampen UIF Real Estate, and Putnam
Health  Sciences.Variable  Sub-Accounts,  which  commenced  operations on May 1,
2002.

The non-standardized total returns shown below do not include the 4% credit enhancement available under the Allstate Provider Extra Contract or withdrawal charge that may be imposed under the Contract.

(Without the Enhanced  Death  Benefit  Rider,  the Income  Benefit  Rider or the
Enhanced Earnings Death Benefit Rider)
Non-Standerdized Performance
                                              Performance as of 12/31/01
Variable Sub-Account                                               1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                           N/A          N/A             N/A
AIM V.I. Balanced                                                  -12.75%        N/A            1.22%
AIM V.I. Capital Appreciation                                      -24.43%        N/A            3.99%
AIM V.I. Core Growth                                               -23.99%        N/A            2.20%
AIM V.I. Dent Demographic Trends                                     N/A          N/A             N/A
AIM V.I. Diversified Income                                         2.04%         N/A            -0.27%
AIM V.I. Growth                                                    -34.88%        N/A            -2.22%
AIM V.I. International Growth                                      -24.68%        N/A            -1.21%
AIM V.I. Premier Equity                                            -13.87%        N/A            5.42%
Dreyfus Socially Responsible Growth                                -23.74%        N/A            2.84%
Dreyfus Stock Index                                                -13.50%        N/A            4.17%
Dreyfus VIF - Growth & Income                                      -7.26%         N/A            3.90%
Dreyfus VIF - Money Market                                          2.42%         N/A            3.36%
Fidelity VIP Asset Manager: Growth - Service Class 2                 N/A          N/A             N/A
Fidelity VIP Contrafund - Service Class 2                            N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                         N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                           N/A          N/A             N/A
Franklin Global Health Care - Class 2                                N/A          N/A             N/A
Franklin Small Cap - Class 2                                       -16.52%        N/A            2.84%
Franklin Technology Securities - Class 2                             N/A          N/A             N/A
Mutual Shares Securities - Class 2                                  5.44%         N/A            8.03%
Templeton Developing Markets Securities - Class 2                  -9.46%         N/A           -13.13%
Templeton Foreign Securities - Class 2                             -17.25%        N/A            -4.95%
Goldman Sachs VIT CORE Small Cap Equity                             2.96%         N/A            7.81%
Goldman Sachs VIT CORE U.S. Equity                                 -13.26%        N/A            0.96%
Goldman Sachs VIT Global Income                                     3.24%         N/A            1.43%
Goldman Sachs VIT Internet Tollkeeper                                N/A          N/A             N/A
LSA Diversified Mid-Cap                                              N/A          N/A             N/A
LSA Focused Equity                                                   N/A          N/A             N/A
LSA Growth Equity                                                    N/A          N/A             N/A
MFS Emerging Growth - Service Class                                  N/A          N/A             N/A
MFS Investors Trust - Service Class                                  N/A          N/A             N/A
MFS New Discovery - Service Class                                    N/A          N/A             N/A
MFS Research - Service Class                                         N/A          N/A             N/A
MFS Utilities - Service Class                                        N/A          N/A             N/A
Oppenheimer Aggressive Growth                                      -32.30%        N/A            -9.14%
Oppenheimer Capital Appreciation                                   -13.89%        N/A            1.15%
Oppenheimer Global Securities                                      -13.35%        N/A            7.75%
Oppenheimer Main Street Growth & Income                            -11.51%        N/A            -6.87%
Oppenheimer Stategic Bond                                           3.28%         N/A            2.77%
Putnam Growth and Income                                             N/A          N/A             N/A
Putnam Growth Opportunities                                          N/A          N/A             N/A
Putnam Health Sciences                                               N/A          N/A             N/A
Putnam International Growth                                          N/A          N/A             N/A
Putnam New Value                                                     N/A          N/A             N/A
Putnam Research                                                      N/A          N/A             N/A
Van Kampen UIF Core Plus Fixed Income                               6.02%         N/A            4.90%
Van Kampen UIF Global Value Equity                                 -8.43%         N/A            2.34%
Van Kampen UIF Mid Cap Value                                       -4.60%         N/A            10.14%
Van Kampen UIF U.S. Real Estate                                     7.87%         N/A            9.36%
Van Kampen UIF Value                                               -2.02%         N/A            4.95%


*The inception dates of the Variable Sub-Accounts appear in the first table under Standardized Total Returns above.

**Performance figures are not annualized.


(With the Enhanced  Death  Benefit  Rider or the Income Benefit Rider)
Enhanced Earnings Death Benefit Rider)
Non-Standardized Performance
                                              Performance as of 12/31/01
Variable Sub-Account                                               1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                           N/A          N/A             N/A
AIM V.I. Balanced                                                  -12.97%        N/A            0.97%
AIM V.I. Capital Appreciation                                      -24.62%        N/A            3.73%
AIM V.I. Core Growth                                               -24.18%        N/A            1.95%
AIM V.I. Dent Demographic Trends                                     N/A          N/A             N/A
AIM V.I. Diversified Income                                         1.78%         N/A            -0.52%
AIM V.I. Growth                                                    -35.04%        N/A            -2.47%
AIM V.I. International Growth                                      -24.87%        N/A            -1.46%
AIM V.I. Premier Equity                                            -14.09%        N/A            5.16%
Dreyfus Socially Responsible Growth                                -23.93%        N/A            2.58%
Dreyfus Stock Index                                                -13.71%        N/A            3.91%
Dreyfus VIF - Growth & Income                                      -7.49%         N/A            3.64%
Dreyfus VIF - Money Market                                          2.16%         N/A            3.10%
Fidelity VIP Asset Manager: Growth - Service Class 2                 N/A          N/A             N/A
Fidelity VIP Contrafund - Service Class 2                            N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                         N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                           N/A          N/A             N/A
Franklin Global Health Care - Class 2                                N/A          N/A             N/A
Franklin Small Cap - Class 2                                       -16.73%        N/A            2.58%
Franklin Technology Securities - Class 2                             N/A          N/A             N/A
Mutual Shares Securities - Class 2                                  5.18%         N/A            7.76%
Templeton Developing Markets Securities - Class 2                  -9.68%         N/A           -13.35%
Templeton Foreign Securities - Class 2                             -17.46%        N/A            -5.18%
Goldman Sachs VIT CORE Small Cap Equity                             2.71%         N/A            7.54%
Goldman Sachs VIT CORE U.S. Equity                                 -13.48%        N/A            0.70%
Goldman Sachs VIT Global Income                                     2.98%         N/A            1.18%
Goldman Sachs VIT Internet Tollkeeper                                N/A          N/A             N/A
LSA Diversified Mid-Cap                                              N/A          N/A             N/A
LSA Focused Equity                                                   N/A          N/A             N/A
LSA Growth Equity                                                    N/A          N/A             N/A
MFS Emerging Growth - Service Class                                  N/A          N/A             N/A
MFS Investors Trust - Service Class                                  N/A          N/A             N/A
MFS New Discovery - Service Class                                    N/A          N/A             N/A
MFS Research - Service Class                                         N/A          N/A             N/A
MFS Utilities - Service Class                                        N/A          N/A             N/A
Oppenheimer Aggressive Growth                                      -32.47%        N/A            -9.36%
Oppenheimer Capital Appreciation                                   -14.10%        N/A            0.90%
Oppenheimer Global Securities                                      -13.57%        N/A            7.49%
Oppenheimer Main Street Growth & Income                            -11.73%        N/A            -7.10%
Oppenheimer Stategic Bond                                           3.02%         N/A            2.51%
Putnam Growth and Income                                             N/A          N/A             N/A
Putnam Growth Opportunities                                          N/A          N/A             N/A
Putnam Health Sciences                                               N/A          N/A             N/A
Putnam International Growth                                          N/A          N/A             N/A
Putnam New Value                                                     N/A          N/A             N/A
Putnam Research                                                      N/A          N/A             N/A
Van Kampen UIF Core Plus Fixed Income                               5.75%         N/A            4.64%
Van Kampen UIF Global Value Equity                                 -8.66%         N/A            2.09%
Van Kampen UIF Mid Cap Value                                       -4.84%         N/A            9.86%
Van Kampen UIF U.S. Real Estate                                     7.60%         N/A            9.09%
Van Kampen UIF Value                                               -2.27%         N/A            4.68%

*The inception dates of the Variable Sub-Accounts appear in the first table under Standardized Total Returns above.

**Performance figures are not annualized.


(With the Enhanced Death Benefit Rider and Income Benefit Rider)
Non-Standardized Performance
                                              Performance as of 12/31/01
Variable Sub-Account                                              1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                           N/A          N/A             N/A
AIM V.I. Balanced                                                  -13.19%        N/A            0.72%
AIM V.I. Capital Appreciation                                      -24.81%        N/A            3.47%
AIM V.I. Core Growth                                               -24.37%        N/A            1.69%
AIM V.I. Dent Demographic Trends                                     N/A          N/A             N/A
AIM V.I. Diversified Income                                         1.53%         N/A            -0.77%
AIM V.I. Growth                                                    -35.20%        N/A            -2.71%
AIM V.I. International Growth                                      -25.06%        N/A            -1.70%
AIM V.I. Premier Equity                                            -14.30%        N/A            4.90%
Dreyfus Socially Responsible Growth                                -24.12%        N/A            2.32%
Dreyfus Stock Index                                                -13.93%        N/A            3.65%
Dreyfus VIF - Growth & Income                                      -7.72%         N/A            3.38%
Dreyfus VIF - Money Market                                          1.90%         N/A            2.84%
Fidelity VIP Asset Manager: Growth - Service Class 2                 N/A          N/A             N/A
Fidelity VIP Contrafund - Service Class 2                            N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                         N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                           N/A          N/A             N/A
Franklin Global Health Care - Class 2                                N/A          N/A             N/A
Franklin Small Cap - Class 2                                       -16.94%        N/A            2.33%
Franklin Technology Securities - Class 2                             N/A          N/A             N/A
Mutual Shares Securities - Class 2                                  4.91%         N/A            7.49%
Templeton Developing Markets Securities - Class 2                  -9.91%         N/A           -13.56%
Templeton Foreign Securities - Class 2                             -17.67%        N/A            -5.42%
Goldman Sachs VIT CORE Small Cap Equity                             2.45%         N/A            7.27%
Goldman Sachs VIT CORE U.S. Equity                                 -13.70%        N/A            0.45%
Goldman Sachs VIT Global Income                                     2.72%         N/A            0.93%
Goldman Sachs VIT Internet Tollkeeper                                N/A          N/A             N/A
LSA Diversified Mid-Cap                                              N/A          N/A             N/A
LSA Focused Equity                                                   N/A          N/A             N/A
LSA Growth Equity                                                    N/A          N/A             N/A
MFS Emerging Growth - Service Class                                  N/A          N/A             N/A
MFS Investors Trust - Service Class                                  N/A          N/A             N/A
MFS New Discovery - Service Class                                    N/A          N/A             N/A
MFS Research - Service Class                                         N/A          N/A             N/A
MFS Utilities - Service Class                                        N/A          N/A             N/A
Oppenheimer Aggressive Growth                                      -32.64%        N/A            -9.59%
Oppenheimer Capital Appreciation                                   -14.32%        N/A            0.65%
Oppenheimer Global Securities                                      -13.79%        N/A            7.22%
Oppenheimer Main Street Growth & Income                            -11.95%        N/A            -7.33%
Oppenheimer Stategic Bond                                           2.76%         N/A            2.25%
Putnam Growth and Income                                             N/A          N/A             N/A
Putnam Growth Opportunities                                          N/A          N/A             N/A
Putnam Health Sciences                                               N/A          N/A             N/A
Putnam International Growth                                          N/A          N/A             N/A
Putnam New Value                                                     N/A          N/A             N/A
Putnam Research                                                      N/A          N/A             N/A
Van Kampen UIF Core Plus Fixed Income                               5.48%         N/A            4.38%
Van Kampen UIF Global Value Equity                                 -8.89%         N/A            1.84%
Van Kampen UIF Mid Cap Value                                       -5.08%         N/A            9.59%
Van Kampen UIF U.S. Real Estate                                     7.33%         N/A            8.82%
Van Kampen UIF Value                                               -2.51%         N/A            4.42%

*The inception dates of the Variable Sub-Accounts appear in the first table under Standardized Total Returns above.

**Performance figures are not annualized.


(With Enhanced Earnings Death Benefit)
Non-Standardized Performance
                                                        Performance as of 12/31/01
Variable Sub-Account                                                       1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                                     N/A          N/A             N/A
AIM V.I. Balanced                                                            -13.10%        N/A            0.82%
AIM V.I. Capital Appreciation                                                -24.78%        N/A            3.72%
AIM V.I. Core Growth                                                         -24.34%        N/A            1.93%
AIM V.I. Dent Demographic Trends                                               N/A          N/A             N/A
AIM V.I. Diversified Income                                                   1.69%         N/A            -0.63%
AIM V.I. Growth                                                              -35.23%        N/A            -2.49%
AIM V.I. International Growth                                                -25.03%        N/A            -1.50%
AIM V.I. Premier Equity                                                      -14.22%        N/A            5.15%
Dreyfus Socially Responsible Growth                                          -24.09%        N/A            2.53%
Dreyfus Stock Index                                                          -13.85%        N/A            3.89%
Dreyfus VIF - Growth & Income                                                -7.61%         N/A            3.56%
Dreyfus VIF - Money Market                                                    2.07%         N/A            2.99%
Fidelity VIP Asset Manager: Growth - Service Class 2                           N/A          N/A             N/A
Fidelity VIP Contrafund - Service Class 2                                      N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                                   N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                          N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                                     N/A          N/A             N/A
Franklin Global Health Care - Class 2                                          N/A          N/A             N/A
Franklin Small Cap - Class 2                                                 -16.87%        N/A            2.45%
Franklin Technology Securities - Class 2                                       N/A          N/A             N/A
Mutual Shares Securities - Class 2                                            5.09%         N/A            7.55%
Templeton Developing Markets Securities - Class 2                            -9.81%         N/A           -13.61%
Templeton Foreign Securities - Class 2                                       -17.60%        N/A            -5.40%
Goldman Sachs VIT CORE Small Cap Equity                                       2.61%         N/A            7.41%
Goldman Sachs VIT CORE U.S. Equity                                           -13.61%        N/A            0.56%
Goldman Sachs VIT Global Income                                               2.89%         N/A            0.98%
Goldman Sachs VIT Internet Tollkeeper                                          N/A          N/A             N/A
LSA Diversified Mid-Cap                                                        N/A          N/A             N/A
LSA Focused Equity                                                             N/A          N/A             N/A
LSA Growth Equity                                                              N/A          N/A             N/A
MFS Emerging Growth - Service Class                                            N/A          N/A             N/A
MFS Investors Trust - Service Class                                            N/A          N/A             N/A
MFS New Discovery - Service Class                                              N/A          N/A             N/A
MFS Research - Service Class                                                   N/A          N/A             N/A
MFS Utilities - Service Class                                                  N/A          N/A             N/A
Oppenheimer Aggressive Growth                                                -32.65%        N/A            -9.55%
Oppenheimer Capital Appreciation                                             -14.24%        N/A            0.72%
Oppenheimer Global Securities                                                -13.70%        N/A            7.34%
Oppenheimer Main Street Growth & Income                                      -11.86%        N/A            -7.34%
Oppenheimer Stategic Bond                                                     2.93%         N/A            2.28%
Putnam Growth and Income                                                       N/A          N/A             N/A
Putnam Growth Opportunities                                                    N/A          N/A             N/A
Putnam Health Sciences                                                         N/A          N/A             N/A
Putnam International Growth                                                    N/A          N/A             N/A
Putnam New Value                                                               N/A          N/A             N/A
Putnam Research                                                                N/A          N/A             N/A
Van Kampen UIF Core Plus Fixed Income                                         5.67%         N/A            4.46%
Van Kampen UIF Global Value Equity                                           -8.78%         N/A            1.92%
Van Kampen UIF Mid Cap Value                                                 -4.95%         N/A            9.76%
Van Kampen UIF U.S. Real Estate                                               7.52%         N/A            8.92%
Van Kampen UIF Value                                                         -2.37%         N/A            4.51%


*The inception dates of the Variable Sub-Accounts appear in the first table under Standardized Total Returns above.

**Performance figures are not annualized.


(With the Enhanced Earnings Death Benefit Rider, and the Enhanced Death Benefit Rider or the Income Benefit Rider)
Non-Standardized Performance
                                                              Performance as of 12/31/01
Variable Sub-Account                                                              1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                                           N/A          N/A             N/A
AIM V.I. Balanced                                                                  -13.32%        N/A            0.57%
AIM V.I. Capital Appreciation                                                      -24.97%        N/A            3.46%
AIM V.I. Core Growth                                                               -24.53%        N/A            1.68%
AIM V.I. Dent Demographic Trends                                                     N/A          N/A             N/A
AIM V.I. Diversified Income                                                         1.43%         N/A           -0.88%
AIM V.I. Growth                                                                    -35.39%        N/A           -2.74%
AIM V.I. International Growth                                                      -25.22%        N/A           -1.75%
AIM V.I. Premier Equity                                                            -14.44%        N/A            4.89%
Dreyfus Socially Responsible Growth                                                -24.28%        N/A            2.27%
Dreyfus Stock Index                                                                -14.06%        N/A            3.63%
Dreyfus VIF - Growth & Income                                                      -7.84%         N/A            3.30%
Dreyfus VIF - Money Market                                                          1.81%         N/A            2.73%
Fidelity VIP Asset Manager: Growth - Service Class 2                                 N/A          N/A             N/A
Fidelity VIP Contrafund - Service Class 2                                            N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                                         N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                                N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                                           N/A          N/A             N/A
Franklin Global Health Care - Class 2                                                N/A          N/A             N/A
Franklin Small Cap - Class 2                                                       -17.08%        N/A            2.19%
Franklin Technology Securities - Class 2                                             N/A          N/A             N/A
Mutual Shares Securities - Class 2                                                  4.83%         N/A            7.28%
Templeton Developing Markets Securities - Class 2                                  -10.03%        N/A           -13.83%
Templeton Foreign Securities - Class 2                                             -17.81%        N/A           -5.63%
Goldman Sachs VIT CORE Small Cap Equity                                             2.36%         N/A            7.14%
Goldman Sachs VIT CORE U.S. Equity                                                 -13.83%        N/A            0.31%
Goldman Sachs VIT Global Income                                                     2.63%         N/A            0.72%
Goldman Sachs VIT Internet Tollkeeper                                                N/A          N/A             N/A
LSA Diversified Mid-Cap                                                              N/A          N/A             N/A
LSA Focused Equity                                                                   N/A          N/A             N/A
LSA Growth Equity                                                                    N/A          N/A             N/A
MFS Emerging Growth - Service Class                                                  N/A          N/A             N/A
MFS Investors Trust - Service Class                                                  N/A          N/A             N/A
MFS New Discovery - Service Class                                                    N/A          N/A             N/A
MFS Research - Service Class                                                         N/A          N/A             N/A
MFS Utilities - Service Class                                                        N/A          N/A             N/A
Oppenheimer Aggressive Growth                                                      -32.82%        N/A           -9.78%
Oppenheimer Capital Appreciation                                                   -14.45%        N/A            0.47%
Oppenheimer Global Securities                                                      -13.92%        N/A            7.08%
Oppenheimer Main Street Growth & Income                                            -12.08%        N/A           -7.57%
Oppenheimer Stategic Bond                                                           2.67%         N/A            2.03%
Putnam Growth and Income                                                             N/A          N/A             N/A
Putnam Growth Opportunities                                                          N/A          N/A             N/A
Putnam Health Sciences                                                               N/A          N/A             N/A
Putnam International Growth                                                          N/A          N/A             N/A
Putnam New Value                                                                     N/A          N/A             N/A
Putnam Research                                                                      N/A          N/A             N/A
Van Kampen UIF Core Plus Fixed Income                                               5.40%         N/A            4.19%
Van Kampen UIF Global Value Equity                                                 -9.01%         N/A            1.67%
Van Kampen UIF Mid Cap Value                                                       -5.19%         N/A            9.48%
Van Kampen UIF U.S. Real Estate                                                     7.25%         N/A            8.65%
Van Kampen UIF Value                                                               -2.62%         N/A            4.24%


*The inception dates of the Variable Sub-Accounts appear in the first table under Standardized Total Returns above.

**Performance figures are not annualized.


(With Income Benefit, Enhanced Death Benefit and Enhanced Earnings Death Benefit)
Non-Standardized Performance
                                                            Performance as of 12/31/01
Variable Sub-Account                                                          1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                                         N/A          N/A             N/A
AIM V.I. Balanced                                                                -13.54%        N/A            0.32%
AIM V.I. Capital Appreciation                                                    -25.16%        N/A            3.20%
AIM V.I. Core Growth                                                             -24.72%        N/A            1.42%
AIM V.I. Dent Demographic Trends                                                   N/A          N/A             N/A
AIM V.I. Diversified Income                                                       1.18%         N/A            -1.13%
AIM V.I. Growth                                                                  -35.55%        N/A            -2.98%
AIM V.I. International Growth                                                    -25.41%        N/A            -1.99%
AIM V.I. Premier Equity                                                          -14.65%        N/A            4.63%
Dreyfus Socially Responsible Growth                                              -24.47%        N/A            2.02%
Dreyfus Stock Index                                                              -14.28%        N/A            3.37%
Dreyfus VIF - Growth & Income                                                    -8.07%         N/A            3.04%
Dreyfus VIF - Money Market                                                        1.55%         N/A            2.47%
Fidelity VIP Asset Manager: Growth - Service Class 2                               N/A          N/A             N/A
Fidelity VIP Contrafund - Service Class 2                                          N/A          N/A             N/A
Fidelity VIP Equity-Income - Service Class 2                                       N/A          N/A             N/A
Fidelity VIP Growth - Service Class 2                                              N/A          N/A             N/A
Fidelity VIP High Income - Service Class 2                                         N/A          N/A             N/A
Franklin Global Health Care - Class 2                                              N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     -17.29%        N/A            1.93%
Franklin Technology Securities - Class 2                                           N/A          N/A             N/A
Mutual Shares Securities - Class 2                                                4.56%         N/A            7.01%
Templeton Developing Markets Securities - Class 2                                -10.26%        N/A           -14.04%
Templeton Foreign Securities - Class 2                                           -18.02%        N/A            -5.87%
Goldman Sachs VIT CORE Small Cap Equity                                           2.10%         N/A            6.87%
Goldman Sachs VIT CORE U.S. Equity                                               -14.05%        N/A            0.06%
Goldman Sachs VIT Global Income                                                   2.37%         N/A            0.47%
Goldman Sachs VIT Internet Tollkeeper                                              N/A          N/A             N/A
LSA Diversified Mid-Cap                                                            N/A          N/A             N/A
LSA Focused Equity                                                                 N/A          N/A             N/A
LSA Growth Equity                                                                  N/A          N/A             N/A
MFS Emerging Growth - Service Class                                                N/A          N/A             N/A
MFS Investors Trust - Service Class                                                N/A          N/A             N/A
MFS New Discovery - Service Class                                                  N/A          N/A             N/A
MFS Research - Service Class                                                       N/A          N/A             N/A
MFS Utilities - Service Class                                                      N/A          N/A             N/A
Oppenheimer Aggressive Growth                                                    -32.99%        N/A           -10.00%
Oppenheimer Capital Appreciation                                                 -14.67%        N/A            0.22%
Oppenheimer Global Securities                                                    -14.14%        N/A            6.81%
Oppenheimer Main Street Growth & Income                                          -12.30%        N/A            -7.81%
Oppenheimer Stategic Bond                                                         2.41%         N/A            1.77%
Putnam Growth and Income                                                           N/A          N/A             N/A
Putnam Growth Opportunities                                                        N/A          N/A             N/A
Putnam Health Sciences                                                             N/A          N/A             N/A
Putnam International Growth                                                        N/A          N/A             N/A
Putnam New Value                                                                   N/A          N/A             N/A
Putnam Research                                                                    N/A          N/A             N/A
Van Kampen UIF Core Plus Fixed Income                                             5.13%         N/A            3.93%
Van Kampen UIF Global Value Equity                                               -9.24%         N/A            1.41%
Van Kampen UIF Mid Cap Value                                                     -5.43%         N/A            9.21%
Van Kampen UIF U.S. Real Estate                                                   6.98%         N/A            8.38%
Van Kampen UIF Value                                                             -2.86%         N/A            3.98%

*The inception dates of the Variable Sub-Accounts appear in the first table under Standardized Total Returns above.

**Performance figures are not annualized.



ADJUSTED HISTORICAL TOTAL RETURNS

Set out  below are the  adjusted  historical  total  returns  for each  Variable
Sub-Account since the Portfolio's inception through December 31, 2001. We calculate "adjusted historical total returns" using the historical performance of the underlying Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract.

The adjusted historical performance figures for the Franklin Small Cap (Class 2) and Mutual Shares Securities (Class 2) Variable Sub-Accounts are based on the historical performance of the Franklin Small Cap (Initial Class) and Mutual
Shares Securities (Initial Class) Portfolios. These figures do not reflect the performance of predecessor Variable Sub-Accounts prior to May 1, 2000.

Effective May 1, 2001, the MFS Growth with Income Series changed its name to MFS
Investors  Trust  Series  to  reflect   changes  in  its  investment   policies.
Performance  shown for the MFS Investors  Trust Series  Sub-Account  is based on performance  of the Portfolio,  which  reflects the  investment  policies of the
Portfolio in effect during the periods shown.

The inception dates of the Portfolios are as follows:

Variable Sub-Account                                 Inception Date of Corresponding Portfolio
AIM V.I. Aggressive Growth                                         05/01/98
AIM V.I. Balanced                                                  05/01/98
AIM V.I. Capital Appreciation                                      05/05/93
AIM V.I. Core Growth                                               05/02/94
AIM V.I. Dent Demographic Trends                                   12/29/99
AIM V.I. Diversified Income                                        05/05/93
AIM V.I. Growth                                                    05/05/93
AIM V.I. International Growth                                      05/05/93
AIM V.I. Premier Equity                                            05/05/93
Dreyfus Socially Responsible Growth                                09/30/93
Dreyfus Stock Index                                                09/29/89
Dreyfus VIF - Growth & Income                                      04/30/94
Dreyfus VIF - Money Market                                         08/31/90
Fidelity VIP Asset Manager: Growth - Service Class 2               01/04/95
Fidelity VIP Contrafund - Service Class 2                          01/04/95
Fidelity VIP Equity-Income - Service Class 2                       10/10/86
Fidelity VIP Growth - Service Class 2                              10/10/86
Fidelity VIP High Income - Service Class 2                         09/20/85
Franklin Global Health Care - Class 2                              04/30/98
Franklin Small Cap - Class 2                                       10/31/95
Franklin Technology Securities - Class 2                           05/31/00
Mutual Shares Securities - Class 2                                 11/08/96
Templeton Developing Markets Securities - Class 2                  03/04/96
Templeton Foreign Securities - Class 2                             05/01/92
Goldman Sachs VIT CORE Small Cap Equity                            02/13/98
Goldman Sachs VIT CORE U.S. Equity                                 02/13/98
Goldman Sachs VIT Global Income                                    01/12/98
Goldman Sachs VIT Internet Tollkeeper                              04/28/00
LSA Diversified Mid-Cap                                            08/14/01
LSA Focused Equity                                                 10/01/99
LSA Growth Equity                                                  10/01/99
MFS Emerging Growth - Service Class                                07/24/95
MFS Investors Trust - Service Class                                10/09/95
MFS New Discovery - Service Class                                  05/01/98
MFS Research - Service Class                                       07/26/95
MFS Utilities - Service Class                                      01/03/95
Oppenheimer Aggressive Growth                                      08/15/86
Oppenheimer Capital Appreciation                                   04/03/85
Oppenheimer Global Securities                                      11/12/90
Oppenheimer Main Street Growth & Income                            07/05/95
Oppenheimer Stategic Bond                                          05/03/93
Putnam Growth and Income                                           02/01/88
Putnam Growth Opportunities                                        01/31/00
Putnam Health Sciences                                             04/30/98
Putnam International Growth                                        01/02/97
Putnam New Value                                                   01/02/97
Putnam Research                                                    09/29/98
Van Kampen UIF Core Plus Fixed Income                              01/02/97
Van Kampen UIF Global Value Equity                                 01/02/97
Van Kampen UIF Mid Cap Value                                       01/02/97
Van Kampen UIF U.S. Real Estate                                    03/04/97
Van Kampen UIF Value                                               01/02/97




* The Portfolios' Service Class 2 shares ("12b-1 class")  corresponding to these
Variable Sub-Accounts were first offered on January 12, 2000. This share class has a Rule 12b-1 fee of 0.25%. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Initial Class shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.

** The  Portfolios'  Class 2  shares  ("12b-1  class")  corresponding  to  these
Variable Sub-Accounts were first offered on January 6, 1999. This share class has a Rule 12b-1 fee of 0.25%. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class I shares
("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios'
12b-1 class. The inception dates for the Portfolios are as shown above..

*** The Portfolios' Service Class shares ("12b-1 class")  corresponding to these
Variable Sub-Accounts were first offered on May 1, 2000. This share class has a Rule 12b-1 fee of 0.20%. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Initial Class shares
("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios'
12b-1 class. The inception dates for the Portfolios are as shown above.

**** The Portfolios' Class IB shares ("12b-1 class") corresponding to the Putnam
VT Growth and Income, Growth Opportunities,  International Growth, New Value and
Research Variable  Sub-Accounts  were first offered on April 6, 1998,  ________,
April 30, 1998, _______, and ________, respectively. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class IA shares "non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.



(Without the Enhanced  Death  Benefit  Rider,  the Income  Benefit  Rider or the
Enhanced Earnings Death Benefit Rider)
Adjusted Historical Performance
                                              Performance as of 12/31/01
Variable Sub-Account                                               1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                         -34.10%        N/A            -1.14%
AIM V.I. Balanced                                                  -19.68%        N/A            0.50%
AIM V.I. Capital Appreciation                                      -31.36%       3.60%           9.99%
AIM V.I. Core Growth                                               -30.92%       4.89%           9.43%
AIM V.I. Dent Demographic Trends                                   -39.87%        N/A           -31.23%
AIM V.I. Diversified Income                                        -4.89%        0.53%           3.36%
AIM V.I. Growth                                                    -41.81%       1.45%           7.10%
AIM V.I. International Growth                                      -31.61%      -0.98%           5.16%
AIM V.I. Premier Equity                                            -20.80%       7.33%           11.63%
Dreyfus Socially Responsible Growth                                -30.67%       5.03%           10.22%
Dreyfus Stock Index                                                -20.43%       7.98%           10.71%
Dreyfus VIF - Growth & Income                                      -14.19%       4.67%           11.86%
Dreyfus VIF - Money Market                                         -4.52%        2.44%           3.03%
Fidelity VIP Asset Manager: Growth - Service Class 2               -15.98%       3.78%           8.26%
Fidelity VIP Contrafund - Service Class 2                          -20.71%       7.77%           13.43%
Fidelity VIP Equity-Income - Service Class 2                       -13.58%       6.70%           11.53%
Fidelity VIP Growth - Service Class 2                              -26.03%       8.98%           11.32%
Fidelity VIP High Income - Service Class 2                         -20.18%      -6.55%           3.33%
Franklin Global Health Care - Class 2                              -21.29%        N/A            7.89%
Franklin Small Cap - Class 2                                       -23.45%       8.05%           11.18%
Franklin Technology Securities - Class 2                           -37.57%        N/A           -35.85%
Mutual Shares Securities - Class 2                                 -1.49%        7.68%           8.12%
Templeton Developing Markets Securities - Class 2                  -16.39%      -14.86%         -14.12%
Templeton Foreign Securities - Class 2                             -24.19%       2.18%           7.79%
Goldman Sachs VIT CORE Small Cap Equity                            -3.97%         N/A            0.00%
Goldman Sachs VIT CORE U.S. Equity                                 -20.19%        N/A            0.02%
Goldman Sachs VIT Global Income                                    -3.70%         N/A            0.87%
Goldman Sachs VIT Internet Tollkeeper                              -41.60%        N/A           -44.77%
LSA Diversified Mid-Cap                                              N/A          N/A             N/A
LSA Focused Equity                                                 -23.63%        N/A            -9.49%
LSA Growth Equity                                                  -22.47%        N/A            -7.17%
MFS Emerging Growth - Service Class                                -41.55%       5.31%           9.14%
MFS Investors Trust - Service Class                                -24.29%       4.41%           8.18%
MFS New Discovery - Service Class                                  -13.65%        N/A            10.73%
MFS Research - Service Class                                       -29.50%       2.64%           6.77%
MFS Utilities - Service Class                                      -32.51%       3.43%           7.48%
Oppenheimer Aggressive Growth                                      -39.23%       4.67%           10.03%
Oppenheimer Capital Appreciation                                   -20.82%      11.86%           13.41%
Oppenheimer Global Securities                                      -20.29%      13.08%           12.13%
Oppenheimer Main Street Growth & Income                            -18.44%       4.31%           11.60%
Oppenheimer Stategic Bond                                          -3.66%        1.90%           3.92%
Putnam Growth and Income                                           -14.73%       5.55%           10.05%
Putnam Growth Opportunities                                        -40.04%        N/A           -34.53%
Putnam Health Sciences                                             -27.89%        N/A            1.18%
Putnam International Growth                                        -28.73%        N/A            7.07%
Putnam New Value                                                   -5.16%         N/A            7.07%
Putnam Research                                                    -26.98%        N/A            2.65%
Van Kampen UIF Core Plus Fixed Income                              -0.92%         N/A            4.70%
Van Kampen UIF Global Value Equity                                 -15.37%        N/A            5.46%
Van Kampen UIF Mid Cap Value                                       -11.53%        N/A            13.61%
Van Kampen UIF U.S. Real Estate                                     0.94%         N/A            5.14%
Van Kampen UIF Value                                               -8.95%         N/A            5.17%

+ The inception dates of the portfolios appear in the first table under "Adjusted Historical Total Returns."

* The Performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

**Performance figures are not annualized.


(With the Enhanced  Death  Benefit  Rider or the Income Benefit Rider)
Enhanced Earnings Death Benefit Rider)
Adjusted Historical Performance
                                              Performance as of 12/31/01
Variable Sub-Account                                               1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                         -34.29%        N/A            -1.40%
AIM V.I. Balanced                                                  -19.90%        N/A            0.23%
AIM V.I. Capital Appreciation                                      -31.55%       3.33%           9.72%
AIM V.I. Core Growth                                               -31.11%       4.62%           9.15%
AIM V.I. Dent Demographic Trends                                   -40.04%        N/A           -31.43%
AIM V.I. Diversified Income                                        -5.15%        0.27%           3.10%
AIM V.I. Growth                                                    -41.97%       1.18%           6.83%
AIM V.I. International Growth                                      -31.80%      -1.24%           4.90%
AIM V.I. Premier Equity                                            -21.02%       7.05%           11.35%
Dreyfus Socially Responsible Growth                                -30.86%       4.76%           9.94%
Dreyfus Stock Index                                                -20.65%       7.70%           10.44%
Dreyfus VIF - Growth & Income                                      -14.42%       4.40%           11.58%
Dreyfus VIF - Money Market                                         -4.77%        2.18%           2.77%
Fidelity VIP Asset Manager: Growth - Service Class 2               -16.21%       3.51%           7.98%
Fidelity VIP Contrafund - Service Class 2                          -20.93%       7.50%           13.14%
Fidelity VIP Equity-Income - Service Class 2                       -13.81%       6.42%           11.26%
Fidelity VIP Growth - Service Class 2                              -26.23%       8.70%           11.05%
Fidelity VIP High Income - Service Class 2                         -20.40%      -6.80%           3.07%
Franklin Global Health Care - Class 2                              -21.51%        N/A            7.61%
Franklin Small Cap - Class 2                                       -23.66%       7.77%           10.90%
Franklin Technology Securities - Class 2                           -37.75%        N/A           -36.03%
Mutual Shares Securities - Class 2                                 -1.76%        7.41%           7.84%
Templeton Developing Markets Securities - Class 2                  -16.62%      -15.10%         -14.36%
Templeton Foreign Securities - Class 2                             -24.39%       1.91%           7.52%
Goldman Sachs VIT CORE Small Cap Equity                            -4.23%         N/A            -0.26%
Goldman Sachs VIT CORE U.S. Equity                                 -20.41%        N/A            -0.25%
Goldman Sachs VIT Global Income                                    -3.96%         N/A            0.60%
Goldman Sachs VIT Internet Tollkeeper                              -41.76%        N/A           -44.93%
LSA Diversified Mid-Cap                                              N/A          N/A             N/A
LSA Focused Equity                                                 -23.84%        N/A            -9.73%
LSA Growth Equity                                                  -22.68%        N/A            -7.42%
MFS Emerging Growth - Service Class                                -41.71%       5.04%           8.87%
MFS Investors Trust - Service Class                                -24.50%       4.14%           7.90%
MFS New Discovery - Service Class                                  -13.89%        N/A            10.44%
MFS Research - Service Class                                       -29.69%       2.37%           6.50%
MFS Utilities - Service Class                                      -32.70%       3.16%           7.21%
Oppenheimer Aggressive Growth                                      -39.40%       4.40%           9.76%
Oppenheimer Capital Appreciation                                   -21.03%      11.57%           13.13%
Oppenheimer Global Securities                                      -20.50%      12.79%           11.85%
Oppenheimer Main Street Growth & Income                            -18.66%       4.04%           11.31%
Oppenheimer Stategic Bond                                          -3.91%        1.64%           3.66%
Putnam Growth and Income                                           -14.96%       5.28%           9.77%
Putnam Growth Opportunities                                        -40.21%        N/A           -34.72%
Putnam Health Sciences                                             -28.09%        N/A            0.91%
Putnam International Growth                                        -28.93%        N/A            6.79%
Putnam New Value                                                   -5.42%         N/A            6.79%
Putnam Research                                                    -27.18%        N/A            2.38%
Van Kampen UIF Core Plus Fixed Income                              -1.18%         N/A            4.43%
Van Kampen UIF Global Value Equity                                 -15.60%        N/A            5.18%
Van Kampen UIF Mid Cap Value                                       -11.77%        N/A            13.32%
Van Kampen UIF U.S. Real Estate                                     0.67%         N/A            4.86%
Van Kampen UIF Value                                               -9.20%         N/A            4.90%

+ The inception dates of the portfolios appear in the first table under "Adjusted Historical Total Returns."

* The Performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

**Performance figures are not annualized.



(With the Enhanced Death Benefit Rider and Income Benefit Rider)
Adjusted Historical Performance
                                              Performance as of 12/31/01
Variable Sub-Account                                              1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                         -34.47%        N/A            -1.66%
AIM V.I. Balanced                                                  -20.12%        N/A            -0.04%
AIM V.I. Capital Appreciation                                      -31.74%       3.06%           9.44%
AIM V.I. Core Growth                                               -31.30%       4.35%           8.87%
AIM V.I. Dent Demographic Trends                                   -40.20%        N/A           -31.62%
AIM V.I. Diversified Income                                        -5.40%        0.01%           2.84%
AIM V.I. Growth                                                    -42.14%       0.92%           6.57%
AIM V.I. International Growth                                      -31.99%      -1.50%           4.63%
AIM V.I. Premier Equity                                            -21.24%       6.77%           11.07%
Dreyfus Socially Responsible Growth                                -31.05%       4.49%           9.67%
Dreyfus Stock Index                                                -20.86%       7.42%           10.16%
Dreyfus VIF - Growth & Income                                      -14.65%       4.13%           11.30%
Dreyfus VIF - Money Market                                         -5.03%        1.91%           2.51%
Fidelity VIP Asset Manager: Growth - Service Class 2               -16.44%       3.24%           7.71%
Fidelity VIP Contrafund - Service Class 2                          -21.14%       7.22%           12.85%
Fidelity VIP Equity-Income - Service Class 2                       -14.04%       6.15%           10.98%
Fidelity VIP Growth - Service Class 2                              -26.44%       8.42%           10.77%
Fidelity VIP High Income - Service Class 2                         -20.62%      -7.05%           2.81%
Franklin Global Health Care - Class 2                              -21.72%        N/A            7.32%
Franklin Small Cap - Class 2                                       -23.87%       7.49%           10.62%
Franklin Technology Securities - Class 2                           -37.92%        N/A           -36.21%
Mutual Shares Securities - Class 2                                 -2.02%        7.13%           7.56%
Templeton Developing Markets Securities - Class 2                  -16.84%      -15.33%         -14.60%
Templeton Foreign Securities - Class 2                             -24.60%       1.64%           7.25%
Goldman Sachs VIT CORE Small Cap Equity                            -4.48%         N/A            -0.53%
Goldman Sachs VIT CORE U.S. Equity                                 -20.63%        N/A            -0.51%
Goldman Sachs VIT Global Income                                    -4.21%         N/A            0.34%
Goldman Sachs VIT Internet Tollkeeper                              -41.93%        N/A           -45.10%
LSA Diversified Mid-Cap                                              N/A          N/A             N/A
LSA Focused Equity                                                 -24.05%        N/A            -9.98%
LSA Growth Equity                                                  -22.89%        N/A            -7.67%
MFS Emerging Growth - Service Class                                -41.88%       4.76%           8.59%
MFS Investors Trust - Service Class                                -24.71%       3.87%           7.63%
MFS New Discovery - Service Class                                  -14.12%        N/A            10.15%
MFS Research - Service Class                                       -29.89%       2.11%           6.23%
MFS Utilities - Service Class                                      -32.88%       2.89%           6.94%
Oppenheimer Aggressive Growth                                      -39.57%       4.13%           9.48%
Oppenheimer Capital Appreciation                                   -21.25%      11.28%           12.85%
Oppenheimer Global Securities                                      -20.72%      12.50%           11.57%
Oppenheimer Main Street Growth & Income                            -18.88%       3.77%           11.03%
Oppenheimer Stategic Bond                                          -4.17%        1.37%           3.40%
Putnam Growth and Income                                           -15.19%       5.00%           9.50%
Putnam Growth Opportunities                                        -40.38%        N/A           -34.91%
Putnam Health Sciences                                             -28.28%        N/A            0.65%
Putnam International Growth                                        -29.13%        N/A            6.52%
Putnam New Value                                                   -5.67%         N/A            6.51%
Putnam Research                                                    -27.38%        N/A            2.11%
Van Kampen UIF Core Plus Fixed Income                              -1.45%         N/A            4.16%
Van Kampen UIF Global Value Equity                                 -15.82%        N/A            4.91%
Van Kampen UIF Mid Cap Value                                       -12.01%        N/A            13.02%
Van Kampen UIF U.S. Real Estate                                     0.40%         N/A            4.59%
Van Kampen UIF Value                                               -9.45%         N/A            4.63%

+ The inception dates of the portfolios appear in the first table under "Adjusted Historical Total Returns."

* The Performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

**Performance figures are not annualized.


(With Enhanced Earnings Death Benefit)
Adjusted Historical Performance
                                              Performance as of 12/31/01
Variable Sub-Account                                              1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                         -34.45%        N/A            -1.48%
AIM V.I. Balanced                                                  -20.03%        N/A            0.15%
AIM V.I. Capital Appreciation                                      -31.71%       3.32%           9.78%
AIM V.I. Core Growth                                               -31.27%       4.64%           9.19%
AIM V.I. Dent Demographic Trends                                   -40.22%        N/A           -31.79%
AIM V.I. Diversified Income                                        -5.24%        0.18%           3.04%
AIM V.I. Growth                                                    -42.16%       1.20%           6.87%
AIM V.I. International Growth                                      -31.96%      -1.28%           4.91%
AIM V.I. Premier Equity                                            -21.15%       7.08%           11.41%
Dreyfus Socially Responsible Growth                                -31.02%       4.78%           9.97%
Dreyfus Stock Index                                                -20.78%       7.73%           10.49%
Dreyfus VIF - Growth & Income                                      -14.54%       4.38%           11.64%
Dreyfus VIF - Money Market                                         -4.87%        2.10%           2.71%
Fidelity VIP Asset Manager: Growth - Service Class 2               -16.33%       3.50%           8.03%
Fidelity VIP Contrafund - Service Class 2                          -21.06%       7.52%           13.23%
Fidelity VIP Equity-Income - Service Class 2                       -13.93%       6.42%           11.33%
Fidelity VIP Growth - Service Class 2                              -26.38%       8.74%           11.11%
Fidelity VIP High Income - Service Class 2                         -20.53%      -6.91%           3.10%
Franklin Global Health Care - Class 2                              -21.64%        N/A            7.53%
Franklin Small Cap - Class 2                                       -23.80%       7.78%           10.89%
Franklin Technology Securities - Class 2                           -37.92%        N/A           -36.33%
Mutual Shares Securities - Class 2                                 -1.84%        7.38%           7.75%
Templeton Developing Markets Securities - Class 2                  -16.74%      -15.42%         -14.71%
Templeton Foreign Securities - Class 2                             -24.54%       1.88%           7.54%
Goldman Sachs VIT CORE Small Cap Equity                            -4.32%         N/A            -0.38%
Goldman Sachs VIT CORE U.S. Equity                                 -20.54%        N/A            -0.31%
Goldman Sachs VIT Global Income                                    -4.05%         N/A            0.51%
Goldman Sachs VIT Internet Tollkeeper                              -41.95%        N/A           -45.29%
LSA Diversified Mid-Cap                                              N/A          N/A             N/A
LSA Focused Equity                                                 -23.98%        N/A            -9.94%
LSA Growth Equity                                                  -22.82%        N/A            -7.62%
MFS Emerging Growth - Service Class                                -41.90%       5.07%           8.91%
MFS Investors Trust - Service Class                                -24.64%       4.15%           7.90%
MFS New Discovery - Service Class                                  -14.00%        N/A            10.41%
MFS Research - Service Class                                       -29.85%       2.37%           6.51%
MFS Utilities - Service Class                                      -32.86%       3.17%           7.26%
Oppenheimer Aggressive Growth                                      -39.58%       4.40%           9.83%
Oppenheimer Capital Appreciation                                   -21.17%      11.62%           13.20%
Oppenheimer Global Securities                                      -20.64%      12.83%           11.91%
Oppenheimer Main Street Growth & Income                            -18.79%       4.04%           11.37%
Oppenheimer Stategic Bond                                          -4.01%        1.56%           3.60%
Putnam Growth and Income                                           -15.08%       5.27%           9.83%
Putnam Growth Opportunities                                        -40.39%        N/A           -34.98%
Putnam Health Sciences                                             -28.24%        N/A            0.82%
Putnam International Growth                                        -29.08%        N/A            6.81%
Putnam New Value                                                   -5.51%         N/A            6.76%
Putnam Research                                                    -27.33%        N/A            2.29%
Van Kampen UIF Core Plus Fixed Income                              -1.27%         N/A            4.37%
Van Kampen UIF Global Value Equity                                 -15.72%        N/A            5.17%
Van Kampen UIF Mid Cap Value                                       -11.88%        N/A            13.37%
Van Kampen UIF U.S. Real Estate                                     0.59%         N/A            4.78%
Van Kampen UIF Value                                               -9.30%         N/A            4.86%

+ The inception dates of the portfolios appear in the first table under "Adjusted Historical Total Returns."

* The Performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

**Performance figures are not annualized.


(With the Enhanced Earnings Death Benefit Rider, and the Enhanced Death Benefit Rider or the Income Benefit Rider)
Adjusted Historical Performance
                                              Performance as of 12/31/01
Variable Sub-Account                                             1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                         -34.64%        N/A            -1.75%
AIM V.I. Balanced                                                  -20.25%        N/A            -0.12%
AIM V.I. Capital Appreciation                                      -31.90%       3.05%           9.50%
AIM V.I. Core Growth                                               -31.46%       4.37%           8.91%
AIM V.I. Dent Demographic Trends                                   -40.39%        N/A           -31.99%
AIM V.I. Diversified Income                                        -5.50%       -0.08%           2.78%
AIM V.I. Growth                                                    -42.32%       0.93%           6.60%
AIM V.I. International Growth                                      -32.15%      -1.54%           4.65%
AIM V.I. Premier Equity                                            -21.37%       6.80%           11.13%
Dreyfus Socially Responsible Growth                                -31.21%       4.51%           9.70%
Dreyfus Stock Index                                                -21.00%       7.45%           10.22%
Dreyfus VIF - Growth & Income                                      -14.77%       4.11%           11.35%
Dreyfus VIF - Money Market                                         -5.12%        1.83%           2.45%
Fidelity VIP Asset Manager: Growth - Service Class 2               -16.56%       3.23%           7.75%
Fidelity VIP Contrafund - Service Class 2                          -21.28%       7.24%           12.94%
Fidelity VIP Equity-Income - Service Class 2                       -14.16%       6.14%           11.05%
Fidelity VIP Growth - Service Class 2                              -26.58%       8.46%           10.83%
Fidelity VIP High Income - Service Class 2                         -20.75%      -7.16%           2.84%
Franklin Global Health Care - Class 2                              -21.86%        N/A            7.24%
Franklin Small Cap - Class 2                                       -24.01%       7.50%           10.61%
Franklin Technology Securities - Class 2                           -38.10%        N/A           -36.51%
Mutual Shares Securities - Class 2                                 -2.11%        7.10%           7.47%
Templeton Developing Markets Securities - Class 2                  -16.97%      -15.66%         -14.95%
Templeton Foreign Securities - Class 2                             -24.74%       1.61%           7.27%
Goldman Sachs VIT CORE Small Cap Equity                            -4.58%         N/A            -0.65%
Goldman Sachs VIT CORE U.S. Equity                                 -20.76%        N/A            -0.58%
Goldman Sachs VIT Global Income                                    -4.31%         N/A            0.24%
Goldman Sachs VIT Internet Tollkeeper                              -42.11%        N/A           -45.45%
LSA Diversified Mid-Cap                                              N/A          N/A             N/A
LSA Focused Equity                                                 -24.19%        N/A           -10.18%
LSA Growth Equity                                                  -23.03%        N/A            -7.87%
MFS Emerging Growth - Service Class                                -42.06%       4.80%           8.63%
MFS Investors Trust - Service Class                                -24.85%       3.88%           7.63%
MFS New Discovery - Service Class                                  -14.24%        N/A            10.12%
MFS Research - Service Class                                       -30.04%       2.10%           6.23%
MFS Utilities - Service Class                                      -33.05%       2.90%           6.98%
Oppenheimer Aggressive Growth                                      -39.75%       4.13%           9.55%
Oppenheimer Capital Appreciation                                   -21.38%      11.33%           12.92%
Oppenheimer Global Securities                                      -20.85%      12.54%           11.62%
Oppenheimer Main Street Growth & Income                            -19.01%       3.77%           11.09%
Oppenheimer Stategic Bond                                          -4.26%        1.30%           3.34%
Putnam Growth and Income                                           -15.31%       4.99%           9.55%
Putnam Growth Opportunities                                        -40.56%        N/A           -35.17%
Putnam Health Sciences                                             -28.44%        N/A            0.55%
Putnam International Growth                                        -29.28%        N/A            6.53%
Putnam New Value                                                   -5.77%         N/A            6.48%
Putnam Research                                                    -27.53%        N/A            2.02%
Van Kampen UIF Core Plus Fixed Income                              -1.53%         N/A            4.10%
Van Kampen UIF Global Value Equity                                 -15.95%        N/A            4.89%
Van Kampen UIF Mid Cap Value                                       -12.12%        N/A            13.08%
Van Kampen UIF U.S. Real Estate                                     0.32%         N/A            4.50%
Van Kampen UIF Value                                               -9.55%         N/A            4.58%

+ The inception dates of the portfolios appear in the first table under "Adjusted Historical Total Returns."

* The Performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

**Performance figures are not annualized.


(With Income Benefit, Enhanced Death Benefit and Enhanced Earnings Death Benefit)
Adjusted Historical Performance
                                              Performance as of 12/31/01
Variable Sub-Account                                               1 Year       5 Year    10 Year or Since Inception
AIM V.I. Aggressive Growth                                         -34.82%        N/A            -2.01%
AIM V.I. Balanced                                                  -20.47%        N/A            -0.38%
AIM V.I. Capital Appreciation                                      -32.09%       2.78%           9.22%
AIM V.I. Core Growth                                               -31.65%       4.09%           8.64%
AIM V.I. Dent Demographic Trends                                   -40.55%        N/A           -32.19%
AIM V.I. Diversified Income                                        -5.75%       -0.34%           2.52%
AIM V.I. Growth                                                    -42.49%       0.67%           6.33%
AIM V.I. International Growth                                      -32.34%      -1.81%           4.38%
AIM V.I. Premier Equity                                            -21.59%       6.52%           10.85%
Dreyfus Socially Responsible Growth                                -31.40%       4.24%           9.42%
Dreyfus Stock Index                                                -21.21%       7.18%           9.94%
Dreyfus VIF - Growth & Income                                      -15.00%       3.84%           11.07%
Dreyfus VIF - Money Market                                         -5.38%        1.57%           2.19%
Fidelity VIP Asset Manager: Growth - Service Class 2               -16.79%       2.96%           7.48%
Fidelity VIP Contrafund - Service Class 2                          -21.49%       6.96%           12.66%
Fidelity VIP Equity-Income - Service Class 2                       -14.39%       5.87%           10.77%
Fidelity VIP Growth - Service Class 2                              -26.79%       8.18%           10.55%
Fidelity VIP High Income - Service Class 2                         -20.97%      -7.41%           2.58%
Franklin Global Health Care - Class 2                              -22.07%        N/A            6.96%
Franklin Small Cap - Class 2                                       -24.22%       7.22%           10.33%
Franklin Technology Securities - Class 2                           -38.27%        N/A           -36.70%
Mutual Shares Securities - Class 2                                 -2.37%        6.82%           7.19%
Templeton Developing Markets Securities - Class 2                  -17.19%      -15.90%         -15.20%
Templeton Foreign Securities - Class 2                             -24.95%       1.34%           7.00%
Goldman Sachs VIT CORE Small Cap Equity                            -4.83%         N/A            -0.92%
Goldman Sachs VIT CORE U.S. Equity                                 -20.98%        N/A            -0.84%
Goldman Sachs VIT Global Income                                    -4.56%         N/A            -0.03%
Goldman Sachs VIT Internet Tollkeeper                              -42.28%        N/A           -45.61%
LSA Diversified Mid-Cap                                              N/A          N/A             N/A
LSA Focused Equity                                                 -24.40%        N/A           -10.43%
LSA Growth Equity                                                  -23.24%        N/A            -8.12%
MFS Emerging Growth - Service Class                                -42.23%       4.53%           8.35%
MFS Investors Trust - Service Class                                -25.06%       3.61%           7.35%
MFS New Discovery - Service Class                                  -14.47%        N/A            9.84%
MFS Research - Service Class                                       -30.24%       1.83%           5.96%
MFS Utilities - Service Class                                      -33.23%       2.63%           6.71%
Oppenheimer Aggressive Growth                                      -39.92%       3.86%           9.27%
Oppenheimer Capital Appreciation                                   -21.60%      11.04%           12.63%
Oppenheimer Global Securities                                      -21.07%      12.25%           11.34%
Oppenheimer Main Street Growth & Income                            -19.23%       3.49%           10.80%
Oppenheimer Stategic Bond                                          -4.52%        1.03%           3.07%
Putnam Growth and Income                                           -15.54%       4.72%           9.28%
Putnam Growth Opportunities                                        -40.73%        N/A           -35.36%
Putnam Health Sciences                                             -28.63%        N/A            0.28%
Putnam International Growth                                        -29.48%        N/A            6.26%
Putnam New Value                                                   -6.02%         N/A            6.20%
Putnam Research                                                    -27.73%        N/A            1.75%
Van Kampen UIF Core Plus Fixed Income                              -1.80%         N/A            3.82%
Van Kampen UIF Global Value Equity                                 -16.17%        N/A            4.62%
Van Kampen UIF Mid Cap Value                                       -12.36%        N/A            12.78%
Van Kampen UIF U.S. Real Estate                                     0.05%         N/A            4.23%
Van Kampen UIF Value                                               -9.80%         N/A            4.31%

+ The inception dates of the portfolios appear in the first table under "Adjusted Historical Total Returns."

* The Performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

**Performance figures are not annualized.


FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2001 and for each of the periods in the two years then ended, the financial statements of Glenbrook as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, and the related financial statement schedule and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and financial statement schedule of Glenbrook included herein should be considered only as bearing upon the ability of Glenbrook to meet its obligations under the Contracts.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
GLENBROOK LIFE AND ANNUITY COMPANY:

--------------------------------------------------------------------------------

We have audited the accompanying Statements of Financial Position of Glenbrook Life and Annuity Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2001 and 2000, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2001. Our audits also included Schedule IV--Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV--Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 20, 2002

                       GLENBROOK LIFE AND ANNUITY COMPANY

               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
REVENUES
  Net investment income.....................................  $10,715    $10,808    $ 6,579
  Realized capital gains and losses.........................      435        419        312
                                                              -------    -------    -------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE............   11,150     11,227      6,891
Income Tax Expense..........................................    3,896      3,925      2,382
                                                              -------    -------    -------
NET INCOME..................................................    7,254      7,302      4,509
                                                              -------    -------    -------
OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
  Change in unrealized net capital gains and losses.........    1,633      3,603     (5,286)
                                                              -------    -------    -------
COMPREHENSIVE INCOME (LOSS).................................  $ 8,887    $10,905    $  (777)
                                                              =======    =======    =======

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY

                        STATEMENTS OF FINANCIAL POSITION

                                                                    DECEMBER 31,
                                                              -------------------------
                                                                 2001          2000
                                                              -----------   -----------
                                                              (IN THOUSANDS, EXCEPT PAR
                                                                     VALUE DATA)
ASSETS
Investments
  Fixed income securities, at fair value (amortized cost
   $154,154 and $139,819)...................................  $  160,974    $  144,127
  Short-term................................................       6,592         3,085
                                                              ----------    ----------
  Total investments.........................................     167,566       147,212
Cash........................................................          --        13,500
Reinsurance recoverable from Allstate Life Insurance
  Company, net..............................................   5,378,036     4,702,940
Other assets................................................       3,404         3,391
Separate Accounts...........................................   1,547,953     1,740,328
                                                              ----------    ----------
      TOTAL ASSETS..........................................  $7,096,959    $6,607,371
                                                              ==========    ==========
LIABILITIES
Contractholder funds........................................  $5,370,475    $4,696,846
Reserve for life-contingent contract benefits...............       7,561         6,094
Current income taxes payable................................       3,844         3,729
Deferred income taxes.......................................       2,610         1,842
Payable to affiliates, net..................................       2,198         5,101
Separate Accounts...........................................   1,547,953     1,740,328
                                                              ----------    ----------
      TOTAL LIABILITIES.....................................   6,934,641     6,453,940
                                                              ----------    ----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $500 par value, 10,000 shares authorized,
  5,000 shares issued and outstanding.......................       2,500         2,500
Additional capital paid-in..................................     119,241       119,241
Retained income.............................................      36,144        28,890
Accumulated other comprehensive income:
  Unrealized net capital gains and losses...................       4,433         2,800
                                                              ----------    ----------
      Total accumulated other comprehensive income..........       4,433         2,800
                                                              ----------    ----------
      TOTAL SHAREHOLDER'S EQUITY............................     162,318       153,431
                                                              ----------    ----------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY............  $7,096,959    $6,607,371
                                                              ==========    ==========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY

                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
COMMON STOCK
Balance, beginning of year..................................  $  2,500   $  2,500   $  2,100
Issuance of stock...........................................        --         --        400
                                                              --------   --------   --------
Balance, end of year........................................     2,500      2,500      2,500
                                                              --------   --------   --------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year..................................   119,241    119,241     69,641
Capital contribution........................................        --         --     49,600
                                                              --------   --------   --------
Balance, end of year........................................   119,241    119,241    119,241
                                                              --------   --------   --------
RETAINED INCOME
Balance, beginning of year..................................    28,890     21,588     17,079
Net income..................................................     7,254      7,302      4,509
                                                              --------   --------   --------
Balance, end of year........................................    36,144     28,890     21,588
                                                              --------   --------   --------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance, beginning of year..................................     2,800       (803)     4,483
Change in unrealized net capital gains and losses...........     1,633      3,603     (5,286)
                                                              --------   --------   --------
Balance, end of year........................................     4,433      2,800       (803)
                                                              --------   --------   --------
    TOTAL SHAREHOLDER'S EQUITY..............................  $162,318   $153,431   $142,526
                                                              ========   ========   ========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY

                            STATEMENTS OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $  7,254   $  7,302   $  4,509
Adjustments to reconcile net income to net cash provided by
 operating activities
    Amortization and other non-cash items...................       (77)      (468)       (65)
    Realized capital gains and losses.......................      (435)      (419)      (312)
    Changes in:
      Income taxes payable..................................         4      1,563        235
      Payable to affiliates, net............................    (2,903)       979        539
      Other operating assets and liabilities................    (1,491)      (725)      (275)
                                                              --------   --------   --------
    Net cash provided by operating activities...............     2,352      8,232      4,631
                                                              --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
  Proceeds from sales.......................................    14,535     20,682      9,049
  Investment collections....................................     9,553      3,163      4,945
  Investments purchases.....................................   (36,433)   (68,967)   (20,328)
Change in short-term investments, net.......................    (3,507)    50,381    (48,288)
                                                              --------   --------   --------
    Net cash (used in) provided by investing activities.....   (15,852)     5,259    (54,622)
                                                              --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock......................        --         --        400
Capital contribution........................................        --         --     49,600
                                                              --------   --------   --------
    Net cash provided by financing activities...............        --         --     50,000
                                                              --------   --------   --------

NET (DECREASE) INCREASE IN CASH.............................   (13,500)    13,491          9
CASH AT BEGINNING OF YEAR...................................    13,500          9         --
                                                              --------   --------   --------
CASH AT END OF YEAR.........................................  $     --   $ 13,500   $      9
                                                              ========   ========   ========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

1.  GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Glenbrook Life and Annuity Company ("Glenbrook Life" or the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

To conform with the 2001 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS
Glenbrook Life, a single segment entity, markets a diversified group of products to meet consumers' lifetime needs in the areas of protection and retirement solutions through financial services firms. These products include interest-sensitive life including single premium life and variable life; fixed annuities including market value adjusted annuities and equity-indexed annuities; immediate annuities; and variable annuities. ALFS, Inc. ("ALFS") is the principal underwriter for certain Glenbrook Life products, such as variable life, variable annuities and market value adjusted annuities. ALFS is a wholly owned subsidiary of ALIC and is a registered broker-dealer under the Securities Exchange Act of 1934.

In 2001, substantially all of the Company's statutory premiums and deposits were from annuities. Statutory premiums and deposits is a measure used by management to analyze sales trends. Statutory premiums and deposits includes premiums and annuity considerations determined in conformity with statutory accounting practices prescribed or permitted by the insurance regulatory authorities of the state of Arizona, and all other funds received from customers on deposit-type products which are treated as liabilities. The statutory accounting practices differ in certain, material aspects from GAAP.

Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrender or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured with ALIC (see
Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation presents an increased level of competition for sales of the Company's products. Furthermore, under current U.S. tax law and regulations, deferred and immediate annuities and life insurance, including interest-sensitive products, receive favorable tax treatment. Any legislative or regulatory changes that adversely alter this treatment are likely to negatively affect demand for these products. In addition, recent changes in the federal estate tax laws will affect the demand for the types of life insurance used in estate planning

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by: 1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and 2) increasing competition in the capital markets.

Although the Company currently benefits from agreements with financial services entities who market and distribute its products, change in control or other factors of these non-affiliated entities with which the Company has alliances could negatively impact the Company's sales.

The Company is authorized to sell life and investment products in all states except New York, as well as in the District of Columbia. The top geographic locations for statutory premiums and deposits for the Company were California, Texas, Pennsylvania, Florida, Illinois, New Jersey, and Michigan for the year ended December 31, 2001. No other jurisdiction accounted for more than 5% of statutory premiums and deposits. All premiums and deposits are ceded to ALIC under reinsurance agreements.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of exchange traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-exchange traded fixed income securities is based on either independent third party pricing sources or widely accepted pricing valuation models which utilize internally developed ratings and independent third party data as inputs. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of Accumulated other comprehensive income. Short-term investments are carried at cost or amortized cost, which approximates fair value.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

Investment income consists primarily of interest. Interest is recognized on an accrual basis. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

Realized capital gains and losses are determined on a specific identification basis. They include gains and losses on portfolio trading and write-downs in value due to other than temporary declines in fair value.

The Company monitors its fixed income portfolios for ratings changes or other events that may result in declines in value that are other than temporary. Factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the duration for and extent to which the fair value has been less than cost; and
3) the financial condition and near-term prospects of the issuer.

REINSURANCE RECOVERABLE
The Company has reinsurance agreements whereby all contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC (see Note 3). Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. Reinsurance does not extinguish the Company's primary liability under the policies written.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period in which premiums are collected. Gross premiums in excess of the net premium on immediate annuities with life contingencies are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenues so as to result in the recognition of profits over the life of the policy.

Interest-sensitive life contracts, such as single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charges consists of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and surrender charges. These revenues are recognized when levied against the account balance. Contract benefits include life-contingent benefit payments in excess of the reserves held.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for contract administration and surrender charges. These revenues are recognized when levied against the contractholder account balance.

Interest credited to contractholders' funds represents contractual interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions. Crediting rates for indexed annuities are based on an interest rate index, such as LIBOR or an equity index, such as S&P 500.

Separate Accounts products include variable annuity and variable life. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. Contract charges for these contracts consist of fees assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders. Contract benefits incurred for Separate Accounts include, for example, guaranteed minimum death benefits paid on variable annuity contracts.

All contract charges, contract benefits and interest credited are reinsured.

INCOME TAXES
The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

and losses on fixed income securities carried at fair value and differences in the tax bases of investments.

SEPARATE ACCOUNTS
The Company issues variable annuities and variable life contracts, the assets and liabilities of which are legally segregated and reflected as Separate Accounts. The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations. Revenues to the Company from the Separate Accounts consist of contract maintenance and administration fees and mortality, surrender and expense charges and are ceded to ALIC.

Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated objectives.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
The reserve for life-contingent contract benefits, which relates to immediate annuities with life contingencies, is computed on the basis of assumptions as to future investment yields, mortality, terminations and expenses. These assumptions include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of interest-sensitive life policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges, and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 6.

USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

PENDING ACCOUNTING STANDARDS
In June 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard ("SFAS") No. 142, "Goodwill and other Intangible Assets", which eliminates the requirement to amortize goodwill, and requires that goodwill and separately identified intangible assets with indefinite lives be evaluated for impairment on an annual basis (or more frequently if impairment indicators arise) on a fair value as opposed to an undiscounted basis. SFAS No. 142 is effective January 1, 2002. A transitional goodwill impairment test is required to be completed within the first six months of adoption with any resulting impairment charge recognized as the cumulative effect of a change in accounting principle in the statement of operations. The adoption of SFAS No. 142 is not expected to have a material impact on either the financial position or results of operations of the Company.

In December 2001, the Accounting Standards Executive Committee ("AcSEC") issued Statement of Position ("SOP") 01-6, "Accounting by Certain Entities (Including Entities With Trade Receivables) That Lend to or Finance the Activities of Others", which is effective for interim and annual financial statements issued for the fiscal year beginning after December 15, 2001. The SOP conforms accounting and financial reporting practices for certain lending and financing activities, eliminating various specialized accounting practices that developed from the issuance of AICPA finance company, bank, and credit union audit guides. The SOP also explicitly incorporates lending and financing activities of insurance companies within its scope. The Company's adoption of SOP 01-6 is not expected to have a material effect on the results of operations or financial position.

3.  RELATED PARTY TRANSACTIONS

REINSURANCE
The Company has reinsurance agreements whereby all contract charges, interest credited to contractholders' funds, contract benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

The following table summarizes amounts that were ceded to ALIC under reinsurance agreements:

                                                 YEAR ENDED DECEMBER 31,
                                               2001        2000        1999
(IN THOUSANDS)                               --------    --------    --------
Contract charges                             $ 31,771    $ 37,965    $ 27,175
Interest credited to contractholders'
 funds, contract benefits and certain
 expenses                                     384,825     331,220     253,945

BUSINESS OPERATIONS
The Company utilizes services performed by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $48.6 million, $48.6 million and $26.6 million in 2001, 2000 and 1999, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.

INCOME TAXES
The Company is a party to a federal income tax allocation agreement with the Corporation (Note 9).

DEBT
The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. No amounts were outstanding for the Company under the intercompany loan agreement at December 31, 2001 and 2000, respectively.

4.  INVESTMENTS

FAIR VALUES
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                           GROSS
                                                        UNREALIZED
                                           AMORTIZED  ---------------    FAIR
          AT DECEMBER 31, 2001               COST     GAINS   LOSSES    VALUE
          --------------------             ---------  ------  -------  --------
(IN THOUSANDS)
U.S. government and agencies               $ 44,832   $2,508  $   (24) $ 47,316
Municipal                                     1,400       --       (3)    1,397
Corporate                                    75,425    3,532     (650)   78,307
Foreign government                              415       20       --       435
Mortgage-backed securities                   32,082    1,447      (10)   33,519
                                           --------   ------  -------  --------
  Total fixed income securities            $154,154   $7,507  $  (687) $160,974
                                           ========   ======  =======  ========

          AT DECEMBER 31, 2000
          --------------------
U.S. government and agencies               $ 13,210   $2,376  $    --  $ 15,586
Municipal                                     1,400       --      (38)    1,362
Corporate                                    82,269    2,092   (1,167)   83,194
Foreign government                              256       24       --       280
Mortgage-backed securities                   42,684    1,081      (60)   43,705
                                           --------   ------  -------  --------
  Total fixed income securities            $139,819   $5,573  $(1,265) $144,127
                                           ========   ======  =======  ========

SCHEDULED MATURITIES
The scheduled maturities for fixed income securities are as follows at December 31, 2001:

                                                             AMORTIZED    FAIR
                                                               COST      VALUE
(IN THOUSANDS)                                               ---------  --------
Due in one year or less                                      $  6,728   $  6,865
Due after one year through five years                          50,006     52,447
Due after five years through ten years                         47,974     48,868
Due after ten years                                            17,364     19,275
                                                             --------   --------
                                                              122,072    127,455
Mortgage-backed securities                                     32,082     33,519
                                                             --------   --------
  Total                                                      $154,154   $160,974
                                                             ========   ========

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

NET INVESTMENT INCOME

               YEAR ENDED DECEMBER 31,                   2001     2000     1999
               -----------------------                  -------  -------  ------
(IN THOUSANDS)
Fixed income securities                                 $10,566  $10,317  $6,458
Short-term investments                                      409      587     230
                                                        -------  -------  ------
  Investment income, before expense                      10,975   10,904   6,688
  Investment expense                                        260       96     109
                                                        -------  -------  ------
  Net investment income                                 $10,715  $10,808  $6,579
                                                        =======  =======  ======

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

                   YEAR ENDED DECEMBER 31,                     2001   2000   1999
                   -----------------------                     -----  -----  -----
(IN THOUSANDS)
Fixed income securities                                        $ 435  $ 419  $ 312
Income taxes                                                    (152)  (147)  (109)
                                                               -----  -----  -----
Realized capital gains and losses, after tax                   $ 283  $ 272  $ 203
                                                               =====  =====  =====

Excluding calls and prepayments, gross gains of $636 thousand, $807 thousand and $370 thousand were realized on sales of fixed income securities during 2001, 2000 and 1999, respectively, and gross losses of $201 thousand, $388 thousand, and $58 thousand were realized on sales of fixed income securities during 2001, 2000 and 1999, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES
Unrealized net capital gains and losses on fixed income securities included in shareholder's equity at December 31, 2001 are as follows:

                                                          GROSS
                                                        UNREALIZED
                                 AMORTIZED    FAIR    --------------  UNREALIZED
                                   COST      VALUE    GAINS   LOSSES  NET GAINS
(IN THOUSANDS)                   ---------  --------  ------  ------  ----------
Fixed income securities          $154,154   $160,974  $7,507  $(687)   $ 6,820
                                 ========   ========  ======  =====
Deferred income taxes                                                   (2,387)
                                                                       -------
Unrealized net capital gains
 and losses                                                            $ 4,433
                                                                       =======

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

               YEAR ENDED DECEMBER 31,                  2001    2000     1999
               -----------------------                 ------  -------  -------
(IN THOUSANDS)
Fixed income securities                                $2,512  $ 5,544  $(8,134)
Deferred income taxes                                    (879)  (1,941)   2,848
                                                       ------  -------  -------
Increase (decrease) in unrealized net capital gains
 and losses                                            $1,633  $ 3,603  $(5,286)
                                                       ======  =======  =======

SECURITIES ON DEPOSIT
At December 31, 2001, fixed income securities with a carrying value of $9.3 million were on deposit with regulatory authorities as required by law.

5.  FINANCIAL INSTRUMENTS
In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverable and deferred income taxes) and liabilities (including interest-sensitive life insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS
The carrying value and fair value of financial assets at December 31, are as follows:

                                          2001                    2000
                                 ----------------------  ----------------------
                                  CARRYING      FAIR      CARRYING      FAIR
                                   VALUE       VALUE       VALUE       VALUE
(IN THOUSANDS)                   ----------  ----------  ----------  ----------
Fixed income securities
                                 $  160,974  $  160,974  $  144,127  $  144,127
Short-term investments                6,592       6,592       3,085       3,085
Separate Accounts                 1,547,953   1,547,953   1,740,328   1,740,328

Fair values for exchange traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-exchange traded fixed income securities is based on either independent third party pricing sources or widely accepted pricing valuation models which utilize internally developed ratings and independent third party data as inputs. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value are deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES
The carrying value and fair value of financial liabilities at December 31, are as follows:

                                          2001                    2000
                                 ----------------------  ----------------------
                                  CARRYING      FAIR      CARRYING      FAIR
                                   VALUE       VALUE       VALUE       VALUE
(IN THOUSANDS)                   ----------  ----------  ----------  ----------
Contractholder funds on
 investment contracts            $5,332,632  $5,086,856  $4,694,695  $4,467,866
Separate Accounts                 1,547,953   1,547,953   1,740,328   1,740,328

Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts and certain other contractholder liabilities are not considered to be financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities and immediate annuities without

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

life contingencies are valued at the account balance less surrender charges. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity-indexed deferred annuity contracts' fair value approximates carrying value since the embedded equity options are carried at market value in the consolidated financial statements. Separate Accounts liabilities are carried at the fair value of the underlying assets.

6. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS Reserves for life-contingent contract benefits consist of immediate annuities with life contingencies. The assumptions for mortality generally utilized in calculating reserves include the 1983 group annuity mortality table. Interest rate assumptions vary from 3.0% to 7.7%. Other estimation methods used include the present value of contractually fixed future benefits.

Premium deficiency reserves are established, if necessary, for the immediate annuity business, to the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized. The Company did not have a premium deficiency reserve at December 31, 2001 and 2000.

At December 31, Contractholder funds consists of the following:

                                                            2001        2000
(IN THOUSANDS)                                           ----------  ----------
Interest-sensitive life                                  $   67,555  $   27,997
Fixed annuities:
  Immediate annuities                                        24,123      20,577
  Deferred annuities                                      5,278,797   4,648,272
                                                         ----------  ----------
  Total Contractholder funds                             $5,370,475  $4,696,846
                                                         ==========  ==========

Contractholder funds are equal to deposits received and interest credited for the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Interest rates credited range from 4.3% to 7.1% for interest-sensitive life contracts; 3.2% to 7.3% for immediate annuities and 0% to 9.0% for deferred annuities. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and,
ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Less than 1% of deferred annuities are subject to a market value adjustment.

7.  THIRD PARTY ADMINISTRATION AGREEMENT
On July 18, 2001, the Company entered into an administrative services agreement with American Maturity Life Insurance Company ("American Maturity"), which was effective as of January 2, 2001, to administer certain blocks of annuities that American Maturity reinsures to ALIC. Pursuant to the terms of the agreement, the Company is to provide insurance contract administration and financial services for all contracts covered under the reinsurance agreement. The administrative services agreement can be terminated by either the Company or American Maturity upon mutual consent or as otherwise provided for in the terms of the agreement. All administrative fees earned and administrative expenses incurred are ceded to ALIC in accordance with reinsurance agreements.

8.  COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS
The Company's business is subject to the effects of a changing social, economic and regulatory environment. State and federal regulatory initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance businesses, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and the overall expansion of regulation. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

From time to time the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds have been immaterial and are ceded to ALIC under reinsurance agreements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

9.  INCOME TAXES
For 1996, the Company filed a separate federal income tax return. Beginning in 1997, the Company joined the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and detriments related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

The components of the deferred income tax liabilities at December 31, are as follows:

                                                                  2001    2000
(IN THOUSANDS)                                                   ------  ------
DEFERRED LIABILITIES
Unrealized net capital gains                                     $2,387  $1,508
Difference in tax bases of investments                              223     334
                                                                 ------  ------
  Total deferred liabilities                                     $2,610  $1,842
                                                                 ======  ======

The components of income tax expense for the year ended December 31, are as follows:

                                                          2001    2000    1999
(IN THOUSANDS)                                           ------  ------  ------
Current                                                  $4,008  $3,730  $2,326
Deferred                                                   (112)    195      56
                                                         ------  ------  ------
  Total income tax expense                               $3,896  $3,925  $2,382
                                                         ======  ======  ======

The Company paid income taxes of $3.9 million, $2.4 million and $2.1 million in 2001, 2000 and 1999, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                                            2001   2000   1999
                                                            -----  -----  -----
Statutory federal income tax rate                           35.0%  35.0%  35.0%
Other                                                       (0.1)    --   (0.4)
                                                            ----   ----   ----
Effective income tax rate                                   34.9%  35.0%  34.6%
                                                            ====   ====   ====

10.  STATUTORY FINANCIAL INFORMATION
The following table reconciles Net income for the year ended December 31, and Shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of the Company, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                               SHAREHOLDER'S
                                           NET INCOME              EQUITY
                                     ----------------------  ------------------
                                      2001    2000    1999     2001      2000
(IN THOUSANDS)                       ------  ------  ------  --------  --------
Balance per GAAP                     $7,254  $7,302  $4,509  $162,318  $153,431
Unrealized gain/loss on fixed
 income securities                       --      --      --    (6,820)   (4,308)
Deferred income taxes                   (65)   (554)   (164)      269        22
Employee benefits                       (31)     (1)      1       216       180
Reserves and non-admitted assets       (150)   (197)   (165)   (7,699)     (290)
Other                                   (24)     47      (2)    5,757    (1,954)
                                     ------  ------  ------  --------  --------
Balance per statutory accounting
 practices                           $6,984  $6,597  $4,179  $154,041  $147,081
                                     ======  ======  ======  ========  ========

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the State of Arizona. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

Effective January 1, 2001, the State of Arizona required insurance companies domiciled in its state to prepare statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual--Version effective January 1, 2001 ("codification") subject to any deviations prescribed or permitted by the State of Arizona insurance commissioner.

Accounting changes adopted to conform to the provisions of codification are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. The Company reported a decrease to surplus of $463 thousand effective January 1, 2001 as a result of recognizing a net deferred tax liability.

The NAIC is currently in the process of clarifying and interpreting requirements as the insurance industry implements codification. As the NAIC announces changes and as they are approved by the Arizona Department of Insurance, the impact of the changes will be recorded.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited by Arizona law to formula amounts based on statutory surplus and net gain from operations, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2002 without prior approval of the Arizona Department of Insurance is $7.0 million.

RISK-BASED CAPITAL
The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. At December 31, 2001, RBC for the Company was significantly above levels that would require regulatory action.

11.  OTHER COMPREHENSIVE INCOME
The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                                2001                        2000                        1999
                                     --------------------------  --------------------------  --------------------------
                                     PRETAX    TAX    AFTER-TAX  PRETAX    TAX    AFTER-TAX  PRETAX    TAX    AFTER-TAX
(IN THOUSANDS)                       ------  -------  ---------  ------  -------  ---------  -------  ------  ---------
UNREALIZED CAPITAL GAINS AND
  LOSSES:
-----------------------------------
Unrealized holding gains (losses)
  arising during the period          $2,948  $(1,032)  $1,916    $5,752  $(2,014)  $3,738    $(7,822) $2,739   $(5,083)
Less: reclassification adjustments     436      (153)     283      208       (73)     135        312    (109)      203
                                     ------  -------   ------    ------  -------   ------    -------  ------   -------
Unrealized net capital gains
  (losses)                           2,512      (879)   1,633    5,544    (1,941)   3,603     (8,134)  2,848    (5,286)
                                     ------  -------   ------    ------  -------   ------    -------  ------   -------
Other comprehensive income (loss)    $2,512  $  (879)  $1,633    $5,544  $(1,941)  $3,603    $(8,134) $2,848   $(5,286)
                                     ======  =======   ======    ======  =======   ======    =======  ======   =======

                       GLENBROOK LIFE AND ANNUITY COMPANY

                            SCHEDULE IV--REINSURANCE

                                 (IN THOUSANDS)

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 2001
Life insurance in force.....................................  $187,400   $187,400   $     --
                                                              ========   ========   ========
Premiums and contract charges:
  Life and annuities........................................  $ 31,711   $ 31,711   $     --
                                                              ========   ========   ========

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 2000
Life insurance in force.....................................  $ 88,042   $ 88,042   $     --
                                                              ========   ========   ========
Premiums and contract charges:
  Life and annuities........................................  $ 37,965   $ 37,965   $     --
                                                              ========   ========   ========

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 1999
Life insurance in force.....................................  $ 23,586   $ 23,586   $     --
                                                              ========   ========   ========
Premiums and contract charges:
  Life and annuities........................................  $ 27,175   $ 27,175   $     --
                                                              ========   ========   ========

                                         ---------------------------------------
                                         GLENBROOK LIFE MULTI-MANAGER VARIABLE
                                         ACCOUNT

                                         FINANCIAL STATEMENTS AS OF DECEMBER 31,
                                         2001 AND FOR THE PERIODS ENDED DECEMBER
                                         31, 2001 AND DECEMBER 31, 2000, AND
                                         INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Glenbrook Life and Annuity Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Glenbrook Life Multi-Manager Variable Account (the "Account") as of December 31, 2001, the related statements of operations for the periods then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Glenbrook Life Multi-Manager Variable Account as of December 31, 2001, the results of operations for the periods then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 8, 2002

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT


STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
-------------------------------------------------------------------------------------------------------------------

                                                   AIM Variable Insurance Funds Sub-Accounts
                            ---------------------------------------------------------------------------------------

                                AIM V.I.                            AIM V.I.                            AIM V.I.
                               Aggressive         AIM V.I.           Capital       AIM V.I. Dent      Diversified
                               Growth (a)         Balanced        Appreciation    Demographics (a)       Income
                            ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments at fair value   $        29,411   $     4,355,810   $     5,112,390   $         8,822   $       175,313
                            ---------------   ---------------   ---------------   ---------------   ---------------
    Total assets            $        29,411   $     4,355,810   $     5,112,390   $         8,822   $       175,313
                            ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units          $        29,411   $     4,355,810   $     5,112,390   $         8,822   $       175,313
                            ---------------   ---------------   ---------------   ---------------   ---------------
    Total net assets        $        29,411   $     4,355,810   $     5,112,390   $         8,822   $       175,313
                            ===============   ===============   ===============   ===============   ===============

FUND SHARE INFORMATION
    Number of shares                  2,721           401,457           235,377             1,578            19,202
                            ===============   ===============   ===============   ===============   ===============
    Cost                    $        27,025   $     4,874,862   $     7,399,647   $         8,884   $       198,611
                            ===============   ===============   ===============   ===============   ===============


(a) For the Period Beginning May 1, 2001 and Ended December 31, 2001


See notes to financial statements.


                                                   AIM Variable Insurance Funds Sub-Accounts
                            ---------------------------------------------------------------------------------------

                               AIM V.I.          AIM V.I.
                                Global          Government                        AIM V.I. Growth    AIM V.I. High
                               Utilities        Securities      AIM V.I. Growth     and Income           Yield
                            ---------------   ---------------   ---------------   ---------------   ---------------

ASSETS
Investments at fair value   $        20,284   $       415,310   $     3,306,971   $     3,890,737   $       570,896
                            ---------------   ---------------   ---------------   ---------------   ---------------
    Total assets            $        20,284   $       415,310   $     3,306,971   $     3,890,737   $       570,896
                            ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units          $        20,284   $       415,310   $     3,306,971   $     3,890,737   $       570,896
                            ---------------   ---------------   ---------------   ---------------   ---------------
    Total net assets        $        20,284   $       415,310   $     3,306,971   $     3,890,737   $       570,896
                            ===============   ===============   ===============   ===============   ===============

FUND SHARE INFORMATION
    Number of shares                  1,497            36,020           202,014           192,611           107,513
                            ===============   ===============   ===============   ===============   ===============
    Cost                    $        32,394   $       410,475   $     5,276,302   $     5,065,538   $       730,770
                            ===============   ===============   ===============   ===============   ===============


See notes to financial statements.


                                                                                                    Dreyfus Variable
                              AIM Variable Insurance Funds          American Century Variable       Investment Fund
                                      Sub-Accounts                Portfolios, Inc. Sub-Accounts       Sub-Account
                            ---------------------------------   ---------------------------------   ---------------

                               AIM V.I.                            American          American             VIF
                             International                          Century           Century         Growth And
                                Equity        AIM V.I. Value      VP Balanced     VP International      Income
                            ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments at fair value   $       148,749   $     7,771,657   $       142,061   $       127,514   $       498,211
                            ---------------   ---------------   ---------------   ---------------   ---------------
    Total assets            $       148,749   $     7,771,657   $       142,061   $       127,514   $       498,211
                            ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units          $       148,749   $     7,771,657   $       142,061   $       127,514   $       498,211
                            ---------------   ---------------   ---------------   ---------------   ---------------
    Total net assets        $       148,749   $     7,771,657   $       142,061   $       127,514   $       498,211
                            ===============   ===============   ===============   ===============   ===============

FUND SHARE INFORMATION
    Number of shares                  9,977           332,833            21,557            19,350            23,012
                            ===============   ===============   ===============   ===============   ===============
    Cost                    $       221,625   $     9,618,491   $       165,843   $       216,980   $       510,173
                            ===============   ===============   ===============   ===============   ===============


See notes to financial statements.


                                                              Dreyfus Socially
                                                               Responsible      Dreyfus Stock    Federated
                               Dreyfus Variable Investment   Growth Fund, Inc.   Index Fund    Insurance Series
                                    Fund Sub-Accounts           Sub-Account       Sub-Account    Sub-Account
                            -------------------------------  -----------------  -------------   --------------

                                   VIF             VIF        Dreyfus Socially
                                  Money       Small Company     Responsible     Dreyfus Stock   Federated Prime
                                 Market           Stock         Growth Fund       Index Fund    Money Fund II
                            --------------   --------------   --------------   --------------   --------------
ASSETS
Investments at fair value   $    1,611,911   $       65,102   $      263,644   $    1,997,069   $    5,207,491
                            --------------   --------------   --------------   --------------   --------------
     Total assets           $    1,611,911   $       65,102   $      263,644   $    1,997,069   $    5,207,491
                            ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units          $    1,611,911   $       65,102   $      263,644   $    1,997,069   $    5,207,491
                            --------------   --------------   --------------   --------------   --------------
     Total net assets       $    1,611,911   $       65,102   $      263,644   $    1,997,069   $    5,207,491
                            ==============   ==============   ==============   ==============   ==============

FUND SHARE INFORMATION
     Number of shares            1,611,911            3,659            9,885           68,020        5,207,491
                            ==============   ==============   ==============   ==============   ==============
     Cost                   $    1,611,911   $       55,012   $      339,198   $    2,157,833   $    5,207,491
                            ==============   ==============   ==============   ==============   ==============

See notes to financial statements.


                                       Fidelity Variable Insurance Products Fund Sub-Accounts
                            -----------------------------------------------------------------------------

                                              VIP Equity-                      VIP High
                            VIP Contrafund       Income       VIP Growth        Income      VIP Index 500
                            --------------  -------------   -------------   -------------   -------------
ASSETS
Investments at fair value   $   5,700,127   $   5,326,118   $   6,919,904   $   1,407,173   $   4,201,956
                            -------------   -------------   -------------   -------------   -------------
     Total assets           $   5,700,127   $   5,326,118   $   6,919,904   $   1,407,173   $   4,201,956
                            =============   =============   =============   =============   =============

NET ASSETS
Accumulation units          $   5,700,127   $   5,326,118   $   6,919,904   $   1,407,173   $   4,201,956
                            --------------  -------------   -------------   -------------   -------------
     Total net assets       $   5,700,127   $   5,326,118   $   6,919,904   $   1,407,173   $   4,201,956
                            =============   =============   =============   =============   =============

FUND SHARE INFORMATION
     Number of shares             283,166         234,115         205,888         219,528          32,305
                            =============   =============   =============   =============   =============
     Cost                   $   6,813,188   $   5,525,171   $   9,526,969   $   1,937,579   $   4,788,384
                            =============   =============   =============   =============   =============

See notes to financial statements.


                            Fidelity Variable
                               Insurance
                              Products Fund         Fidelity Variable Insurance Products Fund
                              Sub-Accounts                   (Service Class 2) Sub-Accounts
                            -------------  --------------------------------------------------------------

                                               VIP Asset
                                                Manager     VIP Contrafund   VIP Equity-     VIP Growth
                                           Growth (Service    (Service     Income (Service    (Service
                             VIP Overseas    Class 2)(a)     Class 2)(a)     Class 2)(a)     Class 2)(a)
                            -------------   -------------   -------------   -------------   -------------
ASSETS
Investments at fair value   $     748,561   $      15,724   $     412,368   $   1,134,296   $     373,182
                            -------------   -------------   -------------   -------------   -------------
     Total assets           $     748,561   $      15,724   $     412,368   $   1,134,296   $     373,182
                            =============   =============   =============   =============   =============

NET ASSETS
Accumulation units          $     748,561   $      15,724   $     412,368   $   1,134,296   $     373,182
                            -------------   -------------   -------------   -------------   -------------
     Total net assets       $     748,561   $      15,724   $     412,368   $   1,134,296   $     373,182
                            =============   =============   =============   =============   =============

FUND SHARE INFORMATION
     Number of shares              53,931           1,265          20,618          50,212          11,193
                            =============   =============   =============   =============   =============
     Cost                   $   1,098,100   $      15,258   $     407,283   $   1,122,948   $     378,208
                            =============   =============   =============   =============   =============

(a)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.


                                                                               Franklin Templeton
                                Fidelity Variable Insurance Products            Variable Insurance
                                 Fund (Service Class 2) Sub-Accounts        Products Trust Sub-Accounts
                            ---------------------------------------------  ------------------------------

                               VIP High      VIP Index 500   VIP Overseas  Franklin Global
                            Income (Service     (Service       (Service       Health Care      Franklin
                              Class 2)(a)     Class 2)(a)    Class 2)(a)    Securities(a)     Small Cap
                            -------------   -------------   -------------   -------------   -------------
ASSETS
Investments at fair value   $     161,305   $   1,006,319   $      39,008   $       7,603   $     102,734
                            -------------   -------------   -------------   -------------   -------------
     Total assets           $     161,305   $   1,006,319   $      39,008   $       7,603   $     102,734
                            =============   =============   =============   =============   =============

NET ASSETS
Accumulation units          $     161,305   $   1,006,319   $      39,008   $       7,603   $     102,734
                            -------------   -------------   -------------   -------------   -------------
     Total net assets       $     161,305   $   1,006,319   $      39,008   $       7,603   $     102,734
                            =============   =============   =============   =============   =============

FUND SHARE INFORMATION
     Number of shares              25,362           7,776           2,825             590           5,755
                            =============   =============   =============   =============   =============
     Cost                   $     166,103   $   1,029,736   $      40,618   $       7,351   $      99,466
                            =============   =============   =============   =============   =============

(a)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.


                              Franklin Templeton Variable Insurance Products Trust Sub-accounts
                            -----------------------------------------------------------------------------

                              Franklin                        Templeton       Templeton      Templeton
                             Technology     Mutual Shares   Global Income      Growth       International
                            Securities(a)    Securities      Securities      Securities      Securities
                            -------------   -------------   -------------   -------------   -------------
ASSETS
Investments at fair value   $       4,830   $     360,797   $     253,834   $     497,795   $      71,733
                            -------------   -------------   -------------   -------------   -------------
     Total assets           $       4,830   $     360,797   $     253,834   $     497,795   $      71,733
                            =============   =============   =============   =============   =============

NET ASSETS
Accumulation units          $       4,830   $     360,797   $     253,834   $     497,795   $      71,733
                            -------------   -------------   -------------   -------------   -------------
     Total net assets       $       4,830   $     360,797   $     253,834   $     497,795   $      71,733
                            =============   =============   =============   =============   =============

FUND SHARE INFORMATION
     Number of shares                 906          25,716          22,404          45,213           6,110
                            =============   =============   =============   =============   =============
     Cost                   $       3,995   $     369,427   $     244,740   $     567,212   $      91,891
                            =============   =============   =============   =============   =============

(a)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.


                                         Goldman Sachs Variable Insurance Trust Sub-accounts
                            -----------------------------------------------------------------------------

                                              VIT Core        VIT Core
                              VIT Capital     Large Cap       Small Cap       VIT Core       VIT Global
                                Growth         Growth           Equity       U.S. Equity       Income
                            -------------   -------------   -------------   -------------   -------------
ASSETS
Investments at fair value   $     206,316   $       3,669   $     301,461   $     257,683   $     152,757
                            -------------   -------------   -------------   -------------   -------------
     Total assets           $     206,316   $       3,669   $     301,461   $     257,683   $     152,757
                            =============   =============   =============   =============   =============

NET ASSETS
Accumulation units          $     206,316   $       3,669   $     301,461   $     257,683   $     152,757
                            -------------   -------------   -------------   -------------   -------------
     Total net assets       $     206,316   $       3,669   $     301,461   $     257,683   $     152,757
                            =============   =============   =============   =============   =============

FUND SHARE INFORMATION
     Number of shares              20,050             421          27,810          23,554          15,524
                            =============   =============   =============   =============   =============
     Cost                   $     229,364   $       6,575   $     263,693   $     297,631   $     155,879
                            =============   =============   =============   =============   =============

See notes to financial statements.


                               Goldman Sachs Variable Insurance             LSA Variable Series
                                        Trust Sub-Accounts                  Trust Sub-Accounts
                            ------------------------------------------   ---------------------------

                                               VIT
                             VIT Growth    International   VIT Mid Cap   LSA Focused     LSA Growth
                             and Income      Equity           Value       Equity (a)     Equity (a)
                            ------------   ------------   ------------   ------------   ------------
ASSETS
Investments at fair value   $     12,076   $     20,286   $      6,359   $      9,160   $      4,468
                            ------------   ------------   ------------   ------------   ------------
     Total assets           $     12,076   $     20,286   $      6,359   $      9,160   $      4,468
                            ============   ============   ============   ============   ============

NET ASSETS
Accumulation units          $     12,076   $     20,286   $      6,359   $      9,160   $      4,468
                            ------------   ------------   ------------   ------------   ------------
     Total net assets       $     12,076   $     20,286   $      6,359   $      9,160   $      4,468
                            ============   ============   ============   ============   ============

FUND SHARE INFORMATION
     Number of shares              1,294          2,257            564          1,063            489
                            ============   ============   ============   ============   ============
     Cost                   $     14,450   $     31,182   $      6,030   $      8,885   $      4,228
                            ============   ============   ============   ============   ============

(a)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.


                                           MFS Variable Insurance Trust Sub-Accounts
                            -------------------------------------------------------------------------------

                             MFS Emerging   MFS Investors      MFS New
                                Growth         Trust (b)      Discovery     MFS Research   MFS Utilities(a)
                            -------------   -------------   -------------   -------------  ----------------
ASSETS
Investments at fair value   $   3,613,630   $     965,940   $     378,744   $   2,002,610   $       7,327
                            -------------   -------------   -------------   -------------   -------------
     Total assets           $   3,613,630   $     965,940   $     378,744   $   2,002,610   $       7,327
                            =============   =============   =============   =============   =============

NET ASSETS
Accumulation units          $   3,613,630   $     965,940   $     378,744   $   2,002,610   $       7,327
                            -------------   -------------   -------------   -------------   --------------
     Total net assets       $   3,613,630   $     965,940   $     378,744   $   2,002,610   $       7,327
                            =============   =============   =============   =============   =============

FUND SHARE INFORMATION
     Number of shares             200,981          56,389          24,803         139,847             459
                            =============   =============   =============   =============   =============
     Cost                   $   5,612,298   $   1,066,878   $     373,892   $   2,662,210   $       7,060
                            =============   =============   =============   =============   =============

(a)  For the Period Beginning May 1, 2001 and Ended December 31, 2001
(b)  Previosly known as MFS Growth with Income

See notes to financial statements.

                                            MFS Variable Insurance Trust (Service Class) Sub-Accounts
---------------------------------------------------------------------------------------------------------

                                                                 MFS
                              MFS Emerging  MFS Investors   New Discovery   MFS Research    MFS Utilities
                            Growth (Service Trust (Service    (Service        (Service        (Service
                              Class) (a)      Class) (a)      Class) (a)     Class) (a)      Class) (a)
                            --------------  -------------   -------------   -------------   -------------
ASSETS
Investments at fair value   $     475,618   $     400,711   $     159,944   $     201,323   $     503,028
                            --------------  -------------   -------------   -------------   -------------
     Total assets           $     475,618   $     400,711   $     159,944   $     201,323   $     503,028
                            =============   =============   =============   =============   =============

NET ASSETS
Accumulation units          $     475,618   $     400,711   $     159,944   $     201,323   $     503,028
                            --------------  -------------   -------------   -------------   -------------
     Total net assets       $     475,618   $     400,711   $     159,944   $     201,323   $     503,028
                            =============   =============   =============   =============   =============

FUND SHARE INFORMATION
     Number of shares              26,526          23,461          10,509          14,098          31,637
                            =============   =============   =============   =============   =============
     Cost                   $     483,477   $     404,694   $     145,590   $     203,574   $     550,135
                            =============   =============   =============   =============   =============

(a)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.


                                        Neuberger & Berman Advisers              Oppenheimer Variable
                                      Management Trust Sub-Accounts           Account Funds Sub-Accounts
                            ---------------------------------------------   -----------------------------
                                                  AMT                        Oppenheimer    Oppenheimer
                                  AMT           Mid-Cap         AMT          Aggressive       Capital
                               Guardian         Growth        Partners         Growth       Appreciation
                            -------------   -------------   -------------   -------------   -------------
ASSETS
Investments at fair value   $      15,511   $      41,758   $     165,466   $   1,972,125   $   4,809,623
                            -------------   -------------   -------------   -------------   -------------
     Total assets           $      15,511   $      41,758   $     165,466   $   1,972,125   $   4,809,623
                            =============   =============   =============   =============   =============

NET ASSETS
Accumulation units          $      15,511   $      41,758   $     165,466   $   1,972,125   $   4,809,623
                            -------------   -------------   -------------   -------------   -------------
     Total net assets       $      15,511   $      41,758   $     165,466   $   1,972,125   $   4,809,623
                            =============   =============   =============   =============   =============

FUND SHARE INFORMATION
     Number of shares               1,059           2,465          10,958          48,431         131,482
                            =============   =============   =============   =============   =============
     Cost                   $      16,410   $      60,136   $     200,572   $   2,944,786   $   5,379,001
                            =============   =============   =============   =============   =============


See notes to financial statements.


                                   Oppenheimer Variable Account Funds Sub-Accounts
-----------------------------------------------------------------------------------------

                                             Oppenheimer
                              Oppenheimer    Main Street     Oppenheimer     Oppenheimer
                                Global         Growth &       Multiple         Strategic
                              Securities        Income       Strategies         Bond
                            -------------   -------------   -------------   ------------
ASSETS
Investments at fair value   $   2,969,009   $   8,177,413   $   3,258,848   $   2,678,563
                            -------------   -------------   -------------   -------------
     Total assets           $   2,969,009   $   8,177,413   $   3,258,848   $   2,678,563
                            =============   =============   =============   =============

NET ASSETS
Accumulation units          $   2,969,009   $   8,177,413   $   3,258,848   $   2,678,563
                            -------------   -------------   -------------   -------------
     Total net assets       $   2,969,009   $   8,177,413   $   3,258,848   $   2,678,563
                            =============   =============   =============   =============

FUND SHARE INFORMATION
     Number of shares             129,992         430,617         211,613         579,776
                            =============   =============   =============   =============
     Cost                   $   3,448,600   $   9,030,424   $   3,319,591   $   2,664,557
                            =============   =============   =============   =============

See notes to financial statements.

                                                   Putnam Variable Trust Sub-Accounts
                            --------------------------------------------------------------------------------

                            VT Diversified     VT Growth       VT Growth         VT Health         VT
                               Income (a)   and Income (a)  Opportunities (a)   Sciences (a)   New Value (a)
                            -------------   -------------   -----------------  -------------   -------------
ASSETS
Investments at fair value   $     482,814   $     544,878   $      60,844      $     411,967   $     241,845
                            -------------   -------------   -------------      -------------   -------------
     Total assets           $     482,814   $     544,878   $      60,844      $     411,967   $     241,845
                            =============   =============   =============      =============   =============

NET ASSETS
Accumulation units          $     482,814   $     544,878   $      60,844      $     411,967   $     241,845
                            -------------   -------------   -------------      -------------   -------------
     Total net assets       $     482,814   $     544,878   $      60,844      $     411,967   $     241,845
                            =============   =============   =============      =============   =============

FUND SHARE INFORMATION
     Number of shares              55,179          23,246          11,502             35,211          18,021
                            =============   =============   =============      =============   =============
     Cost                   $     480,732   $     557,539   $      64,206      $     417,812   $     238,342
                            =============   =============   =============      =============   =============

(a)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

                                  Putnam Variable
                                 Trust Sub-Accounts        STI Classic Variable Trust Sub-Accounts
                            ----------------------------  -------------------------------------------

                                                                                             STI
                                  VT             VT       STI Capital    STI Growth     International
                             Research(a)   Voyager II(a)  Appreciation    & Income         Equity
                            ------------   -------------  ------------   ------------   -------------
ASSETS
Investments at fair value   $      3,092   $    357,590   $  1,787,584   $  2,383,756   $    231,191
                            ------------   ------------   ------------   ------------   ------------
     Total assets           $      3,092   $    357,590   $  1,787,584   $  2,383,756   $    231,191
                            ============   ============   ============   ============   ============

NET ASSETS
Accumulation units          $      3,092   $    357,590   $  1,787,584   $  2,383,756   $    231,191
                            ------------   ------------   ------------   ------------   ------------
     Total net assets       $      3,092   $    357,590   $  1,787,584   $  2,383,756   $    231,191
                            ============   ============   ============   ============   ============

FUND SHARE INFORMATION
     Number of shares                283         71,950        102,265        233,473         27,040
                            ============   ============   ============   ============   ============
     Cost                   $      3,030   $    367,581   $  1,966,061   $  2,446,698   $    277,290
                            ============   ============   ============   ============   ============

(a)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

                                            STI Classic Variable Trust Sub-Accounts
                            -----------------------------------------------------------------------------
                                 STI             STI                                         STI Value
                              Investment       Mid-Cap      STI Quality       STI Small        Income
                             Grade Bond        Equity       Growth Stock     Cap Equity        Stock
                            -------------   -------------   -------------   -------------   -------------
ASSETS
Investments at fair value   $   2,244,014   $     812,676   $   1,358,437   $   1,522,194   $   1,293,706
                            -------------   -------------   -------------   -------------   -------------
     Total assets           $   2,244,014   $     812,676   $   1,358,437   $   1,522,194   $   1,293,706
                            =============   =============   =============   =============   =============

NET ASSETS
Accumulation units          $   2,244,014   $     812,676   $   1,358,437   $   1,522,194   $   1,293,706
                            -------------   -------------   -------------   -------------   -------------
     Total net assets       $   2,244,014   $     812,676   $   1,358,437   $   1,522,194   $   1,293,706
                            =============   =============   =============   =============   =============

FUND SHARE INFORMATION
     Number of shares             223,285          73,280         172,610         139,140         101,867
                            =============   =============   =============   =============   =============
     Cost                   $   2,236,094   $     910,657   $   1,660,576   $   1,378,279   $   1,302,013
                            =============   =============   =============   =============   =============


See notes to financial statements.

                               The Universal Institutional Funds, Inc. Sub-Accounts
                            ----------------------------------------------------------

                                Equity         Fixed      Global Value   International
                                Growth         Income      Equity (c)      Magnum
                            ------------   ------------   ------------   -------------
ASSETS
Investments at fair value   $    164,795   $    277,359   $     22,439   $      5,508
                            ------------   ------------   ------------   ------------
     Total assets           $    164,795   $    277,359   $     22,439   $      5,508
                            ============   ============   ============   ============

NET ASSETS
Accumulation units          $    164,795   $    277,359   $     22,439   $      5,508
                            ------------   ------------   ------------   ------------
     Total net assets       $    164,795   $    277,359   $     22,439   $      5,508
                            ============   ============   ============   ============

FUND SHARE INFORMATION
     Number of shares             11,597         25,562          1,850            582
                            ============   ============   ============   ============
     Cost                   $    205,527   $    285,703   $     23,273   $      7,640
                            ============   ============   ============   ============

(c)  Previously known as Global Equity

See notes to financial statements.


                             The Universal Institutional
                               Funds, Inc. Sub-Accounts
                            ----------------------------

                               Mid Cap
                                Value           Value
                            ------------   -------------
ASSETS
Investments at fair value   $    386,027   $    243,051
                            ------------   ------------
     Total assets           $    386,027   $    243,051
                            ============   ============

NET ASSETS
Accumulation units          $    386,027   $    243,051
                            ------------   ------------
     Total net assets       $    386,027   $    243,051
                            ============   ============

FUND SHARE INFORMATION
     Number of shares             26,513         19,033
                            ============   ============
     Cost                   $    390,831   $    230,435
                            ============   ============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
---------------------------------------------------------------------------------------------------------------------------------

                                                                     AIM Variable Insurance Funds Sub-Accounts
                                                  -------------------------------------------------------------------------------
                                                     AIM V.I.                                                        AIM V.I.
                                                   Aggressive        AIM V.I.    AIM V.I. Capital  AIM V.I. Dent   Diversified
                                                    Growth (a)       Balanced      Appreciation    Demographics(a)   Income
                                                   ------------    ------------    ------------    --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                          $          -    $     72,856    $          -    $          -     $     11,575
Charges from Glenbrook Life and Annuity Company:
     Mortality and expense risk                            (103)        (47,623)        (66,892)            (48)          (2,361)
     Administrative expense                                  (7)         (3,624)         (5,006)             (3)            (178)
                                                   ------------    ------------    ------------    ------------     ------------
        Net investment income (loss)                       (110)         21,609         (71,898)            (51)           9,036
                                                   ------------    ------------    ------------    ------------     ------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                    106         685,229         816,986             474           78,672
     Cost of investments sold                               102         761,009       1,121,666             528           87,679
                                                   ------------    ------------    ------------    ------------     ------------
        Realized gains (losses) on fund shares                4         (75,780)       (304,680)            (54)          (9,007)

Realized gain distributions                                   -               -         409,689               -                -
                                                   ------------    ------------    ------------    ------------     ------------
        Net realized gains (losses)                           4         (75,780)        105,009             (54)          (9,007)

Change in unrealized gains (losses)                       2,386        (418,926)     (1,454,912)            (62)           4,339
                                                   ------------    ------------    ------------    ------------     ------------
        Net realized and unrealized gains
             (losses) on investments                      2,390        (494,706)     (1,349,903)           (116)          (4,668)
                                                   ------------    ------------    ------------    ------------     ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                    $      2,280    $   (473,097)   $ (1,421,801)   $       (167)    $      4,368
                                                   ============    ============    ============    ============     ============

(a) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.


                                                                 AIM Variable Insurance Funds Sub-Accounts
                                                  --------------------------------------------------------------------------------
                                                                     AIM V.I.
                                                  AIM V.I. Global    Government                     AIM V.I. Growth  AIM V.I. High
                                                    Utilities        Securities     AIM V.I. Growth    and Income        Yield
                                                  --------------   --------------   --------------- --------------- --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                          $         291    $      11,795   $       7,949    $       1,927    $      67,939
Charges from Glenbrook Life and Annuity Company:
   Mortality and expense risk                               (307)          (6,344)        (46,392)         (50,861)          (5,956)
   Administrative expense                                    (24)            (493)         (3,430)          (3,839)            (463)
                                                   -------------    -------------   -------------    -------------    -------------

      Net investment income (loss)                           (40)           4,958         (41,873)         (52,773)          61,520
                                                   -------------    -------------   -------------    -------------    -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                       338          610,792         896,410          798,566          132,160
   Cost of investments sold                                  428          584,323       1,450,082        1,021,353          165,089
                                                   -------------    -------------   -------------    -------------    -------------

      Realized gains (losses) on fund shares                 (90)          26,469        (553,672)        (222,787)         (32,929)

Realized gain distributions                                1,901              -               -                -                -
                                                   -------------    -------------   -------------    -------------    -------------

      Net realized gains (losses)                          1,811           26,469        (553,672)        (222,787)         (32,929)

Change in unrealized gains (losses)                      (10,014)          (5,793)       (962,171)        (766,520)         (61,435)
                                                   -------------    -------------   -------------    -------------    -------------

      Net realized and unrealized gains
           (losses) on investments                        (8,203)          20,676      (1,515,843)        (989,307)         (94,364)
                                                   -------------    -------------   -------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                    $      (8,243)   $      25,634   $  (1,557,716)   $  (1,042,080)   $     (32,844)
                                                   =============    =============   =============    =============    =============

See notes to financial statements.


                                                                                                                    Dreyfus Variable
                                                    AIM Variable Insurance Funds       American Century Variable     Investment Fund
                                                           Sub-Accounts              Portfolios, Inc. Sub-Accounts    Sub-Accounts
                                                  -------------------------------   ------------------------------   --------------
                                                     AIM V.I.                          American         American            VIF
                                                  International                        Century          Century         Growth and
                                                      Equity       AIM V.I. Value    VP Balanced     VP International     Income
                                                  --------------   --------------   --------------  ----------------- --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $          505   $       10,315   $        8,062   $          133   $       2,037
Charges from Glenbrook Life and Annuity Company:
   Mortality and expense risk                             (2,157)         (98,933)          (2,649)          (1,967)         (5,429)
   Administrative expense                                   (170)          (7,525)            (202)            (146)           (415)
                                                  --------------   --------------   --------------   --------------   -------------

      Net investment income (loss)                        (1,822)         (96,143)           5,211           (1,980)         (3,807)
                                                  --------------   --------------   --------------   --------------   -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                    28,020        1,573,540          157,698            4,947          97,519
   Cost of investments sold                               39,257        1,929,727          178,398            6,436         104,925
                                                  --------------   --------------   --------------   --------------   -------------

      Realized gains (losses) on fund shares             (11,237)        (356,187)         (20,700)          (1,489)         (7,406)

Realized gain distributions                                3,949          156,396            9,571           14,743           6,002
                                                  --------------   --------------   --------------   --------------   -------------

      Net realized gains (losses)                         (7,288)        (199,791)         (11,129)          13,254          (1,404)

Change in unrealized gains (losses)                      (39,409)        (838,201)            (679)         (66,469)        (31,181)
                                                  --------------   --------------   --------------   --------------   -------------

      Net realized and unrealized gains
           (losses) on investments                       (46,697)      (1,037,992)         (11,808)         (53,215)        (32,585)
                                                  --------------   --------------   --------------   --------------   -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                   $      (48,519)  $   (1,134,135)  $       (6,597)  $      (55,195)  $     (36,392)
                                                  ==============   ==============   ==============   ==============   =============


See notes to financial statements.


                                                                                 Dreyfus Socially
                                                                                    Responsible     Dreyfus Stock     Federated
                                                   Dreyfus Variable Investment   Growth Fund, Inc.    Index Fund  Insurance Series
                                                       Fund Sub-Accounts            Sub-Account      Sub-Account      Sub-Account
                                                  ------------------------------- ----------------- --------------   --------------
                                                       VIF              VIF       Dreyfus Socially
                                                      Money        Small Company    Responsible       Dreyfus Stock  Federated Prime
                                                      Market           Stock        Growth Fund        Index Fund     Money Fund II
                                                  --------------   --------------  ----------------  --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $       26,896   $           49   $          188   $       32,036  $      101,786
Charges from Glenbrook Life and Annuity Company:
   Mortality and expense risk                            (10,444)            (921)          (3,979)         (25,896)        (44,895)
   Administrative expense                                   (826)             (67)            (304)          (1,976)         (3,299)
                                                  --------------   --------------   --------------   --------------  --------------

      Net investment income (loss)                        15,626             (939)          (4,095)           4,164          53,592
                                                  --------------   --------------   --------------   --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                 1,059,587           14,334           62,598          441,931       3,494,450
   Cost of investments sold                            1,059,587           12,884           79,397          473,243       3,494,450
                                                  --------------   --------------   --------------   --------------  --------------

      Realized gains (losses) on fund shares                 -              1,450          (16,799)         (31,312)            -

Realized gain distributions                                  -                -                -                -               -
                                                  --------------   --------------   --------------   --------------  --------------

      Net realized gains (losses)                            -              1,450          (16,799)         (31,312)            -

Change in unrealized gains (losses)                          -             (3,166)         (65,640)        (274,851)            -
                                                  --------------   --------------   --------------   --------------  --------------

      Net realized and unrealized gains
           (losses) on investments                           -             (1,716)         (82,439)        (306,163)            -
                                                  --------------   --------------   --------------   --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                   $       15,626   $       (2,655)  $      (86,534)  $     (301,999) $       53,592
                                                  ==============   ==============   ==============   ==============  ==============

See notes to financial statements.


                                                           Fidelity Variable Insurance Products Fund Sub-Accounts
                                                   ---------------------------------------------------------------------------------
                                                                      VIP Equity-                     VIP High
                                                   VIP Contrafund      Income         VIP Growth        Income        VIP Index 500
                                                   --------------    ------------    ------------    ------------    --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                          $       42,646    $     67,651    $      5,446    $    165,128    $       31,414
Charges from Glenbrook Life and Annuity Company:
   Mortality and expense risk                             (74,277)        (58,207)        (93,371)        (18,523)          (46,033)
   Administrative expense                                  (5,706)         (4,640)         (7,296)         (1,490)           (3,629)
                                                   --------------    ------------    ------------    ------------    --------------

      Net investment income (loss)                        (37,337)          4,804         (95,221)        145,115           (18,248)
                                                   --------------    ------------    ------------    ------------    --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                  1,093,122         843,083       1,370,472         395,078           465,658
   Cost of investments sold                             1,350,459         894,264       1,890,195         550,822           538,389
                                                   --------------    ------------    ------------    ------------    --------------

      Realized gains (losses) on fund shares             (257,337)        (51,181)       (519,723)       (155,744)          (72,731)

Realized gain distributions                               150,516         190,068         511,942               -                 -
                                                   --------------    ------------    ------------    ------------    --------------

      Net realized gains (losses)                        (106,821)        138,887          (7,781)       (155,744)          (72,731)

Change in unrealized gains (losses)                      (708,982)       (448,316)     (1,507,574)       (207,945)         (396,350)
                                                   --------------    ------------    ------------    ------------    --------------

      Net realized and unrealized gains
           (losses) on investments                       (815,803)       (309,429)     (1,515,355)       (363,689)         (469,081)
                                                   --------------    ------------    ------------    ------------    --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                    $     (853,140)   $   (304,625)   $ (1,610,576)   $   (218,574)   $     (487,329)
                                                   ==============    ============    ============    ============    ==============


See notes to financial statements.

                                                 Fidelity Variable
                                                     Insurance
                                                  Products Fund                Fidelity Variable Insurance Products Fund
                                                   Sub-Accounts                      (Service Class 2) Sub-Accounts
                                                  -----------------   --------------------------------------------------------------
                                                                       VIP Asset
                                                                         Manager     VIP Contrafund    VIP Equity-      VIP Growth
                                                                     Growth (Service   (Service      Income (Service    (Service
                                                     VIP Overseas      Class 2) (a)    Class 2) (a)    Class 2) (a)     Class 2) (a)
                                                  -----------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $          39,592   $           -   $           -   $           -   $           -
Charges from Glenbrook Life and Annuity Company:
   Mortality and expense risk                               (10,346)            (51)         (1,571)         (4,966)         (1,678)
   Administrative expense                                      (799)             (4)           (112)           (341)           (116)
                                                  -----------------   -------------   -------------   -------------   -------------

      Net investment income (loss)                           28,447             (55)         (1,683)         (5,307)         (1,794)
                                                  -----------------   -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                      110,079           4,161          11,119         429,433          10,304
   Cost of investments sold                                 152,614           4,729          12,502         436,355          11,510
                                                  -----------------   -------------   -------------   -------------   -------------

      Realized gains (losses) on fund shares                (42,535)           (568)         (1,383)         (6,922)         (1,206)

Realized gain distributions                                  62,582               -               -               -               -
                                                  -----------------   -------------   -------------   -------------   -------------

      Net realized gains (losses)                            20,047            (568)         (1,383)         (6,922)         (1,206)

Change in unrealized gains (losses)                        (254,067)            466           5,085          11,348          (5,026)
                                                  -----------------   -------------   -------------   -------------   -------------

      Net realized and unrealized gains
           (losses) on investments                         (234,020)           (102)          3,702           4,426          (6,232)
                                                  -----------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                   $        (205,573)  $        (157)  $       2,019   $        (881)  $      (8,026)
                                                  =================   =============   =============   =============   =============

(a) For the Period Beginning May 1, 2001 and Ended December 31, 2001

     See notes to financial statements.

                                                                                                         Franklin Templeton
                                                       Fidelity Variable Insurance Products              Variable Insurance
                                                       Fund (Service Class 2) Sub-Accounts           Products Trust Sub-Accounts
                                                   --------------------------------------------   -------------------------------
                                                     VIP High     VIP Index 500    VIP Overseas    Franklin Global
                                                  Income (Service    (Service      (Service         Health Care         Franklin
                                                    Class 2) (a)   Class 2) (a)    Class 2) (a)     Securities (a)       Small Cap
                                                   -------------   -------------  -------------     -------------     -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                          $           -   $           -  $           -     $           -     $          72
Charges from Glenbrook Life and Annuity Company:
   Mortality and expense risk                               (723)         (5,345)          (182)              (14)             (452)
   Administrative expense                                    (46)           (360)           (13)               (1)              (36)
                                                   -------------   -------------  -------------     -------------     -------------

      Net investment income (loss)                          (769)         (5,705)          (195)              (15)             (416)
                                                   -------------   -------------  -------------     -------------     -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                     1,867           5,923            183               236            28,562
   Cost of investments sold                                1,906           6,434            199               253            31,731
                                                   -------------   -------------  -------------     -------------     -------------

      Realized gains (losses) on fund shares                 (39)           (511)           (16)              (17)           (3,169)

Realized gain distributions                                    -               -              -                 -                 -
                                                   -------------   -------------  -------------     -------------     -------------

      Net realized gains (losses)                            (39)           (511)           (16)              (17)           (3,169)

Change in unrealized gains (losses)                       (4,798)        (23,417)        (1,610)              252             4,965
                                                   -------------   -------------  -------------     -------------     -------------

      Net realized and unrealized gains
           (losses) on investments                        (4,837)        (23,928)        (1,626)              235             1,796
                                                   -------------   -------------  -------------     -------------     -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                    $      (5,606)  $     (29,633) $      (1,821)    $         220     $       1,380
                                                   =============   =============  =============     =============     =============


(a) For the Period Beginning May 1, 2001 and Ended December 31, 2001


See notes to financial statements.


                                                       Franklin Templeton Variable Insurance Products Trust Sub-Accounts
                                                  -----------------------------------------------------------------------------
                                                    Franklin                        Templeton       Templeton      Templeton
                                                   Technology     Mutual Shares   Global Income      Growth       International
                                                  Securities (a)   Securities      Securities      Securities      Securities
                                                  -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $           -   $       2,124   $       6,644   $       9,661   $       1,220
Charges from Glenbrook Life and Annuity Company:
   Mortality and expense risk                               (13)         (1,405)         (2,927)         (6,173)           (573)
   Administrative expense                                    (1)           (116)           (207)           (478)            (49)
                                                  -------------   -------------   -------------   -------------   -------------

      Net investment income (loss)                          (14)            603           3,510           3,010             598
                                                  -------------   -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                      274          12,495          34,175         160,501           2,541
   Cost of investments sold                                 247          13,065          33,153         179,919           3,219
                                                  -------------   -------------   -------------   -------------   -------------

      Realized gains (losses) on fund shares                 27            (570)          1,022         (19,418)           (678)

Realized gain distributions                                   -           7,141               -          86,691           9,595
                                                  -------------   -------------   -------------   -------------   -------------

      Net realized gains (losses)                            27           6,571           1,022          67,273           8,917

Change in unrealized gains (losses)                         835          (8,630)            171         (86,546)        (16,987)
                                                  -------------   -------------   -------------   -------------   -------------

      Net realized and unrealized gains
           (losses) on investments                          862          (2,059)          1,193         (19,273)         (8,070)
                                                  -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                   $         848   $      (1,456)  $       4,703   $     (16,263)  $      (7,472)
                                                  =============   =============   =============   =============   =============

(a) For the Period Beginning May 1, 2001 and Ended December 31, 2001


See notes to financial statements.


                                                          Goldman Sachs Variable Insurance Trust Sub-Accounts
                                              ---------------------------------------------------------------------------------
                                                                   VIT CORE         VIT CORE
                                                  VIT Capital       Large Cap       Small Cap        VIT CORE        VIT Global
                                                    Growth           Growth           Equity        U.S. Equity        Income
                                                  -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $       1,019   $           1   $         854   $       1,170   $       5,630
Charges from Glenbrook Life and Annuity Company:
   Mortality and expense risk                            (2,099)           (135)         (3,730)         (4,111)         (1,054)
   Administrative expense                                  (154)             (9)           (251)           (276)            (83)
                                                  -------------   -------------   -------------   -------------   -------------

      Net investment income (loss)                       (1,234)           (143)         (3,127)         (3,217)          4,493
                                                  -------------   -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                   13,146           5,771          21,552          46,033           2,214
   Cost of investments sold                              18,499          10,918          20,175          53,780           2,201
                                                  -------------   -------------   -------------   -------------   -------------

      Realized gains (losses) on fund shares             (5,353)         (5,147)          1,377          (7,747)             13

Realized gain distributions                                   -               2               -               -               -
                                                  -------------   -------------   -------------   -------------   -------------

      Net realized gains (losses)                        (5,353)         (5,145)          1,377          (7,747)             13

Change in unrealized gains (losses)                     (18,212)          2,262           9,430         (31,340)         (2,678)
                                                  -------------   -------------   -------------   -------------   -------------

      Net realized and unrealized gains
           (losses) on investments                      (23,565)         (2,883)         10,807         (39,087)         (2,665)
                                                  -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                   $     (24,799)  $      (3,026)  $       7,680   $     (42,304)  $       1,828
                                                  =============   =============   =============   =============   =============

See notes to financial statements.


                                                                                                     LSA Variable Series
                                              Goldman Sachs Variable Insurance Trust Sub-Accounts     Trust Sub-Accounts
                                              --------------------------------------------------- -----------------------------
                                                                       VIT
                                                   VIT Growth     International    VIT Mid Cap     LSA Focused      LSA Growth
                                                   and Income         Equity          Value        Equity (a)       Equity (a)
                                                  -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $          57   $         348   $          87   $           -   $           -
Charges from Glenbrook Life and Annuity Company:
   Mortality and expense risk                              (312)           (325)            (66)            (15)            (22)
   Administrative expense                                   (23)            (23)             (5)             (1)             (1)
                                                  -------------   -------------   -------------   -------------   -------------

      Net investment income (loss)                         (278)              -              16             (16)            (23)
                                                  -------------   -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                   11,434           1,062              50              13              22
   Cost of investments sold                              14,028           1,392             890              13              22
                                                  -------------   -------------   -------------   -------------   -------------

      Realized gains (losses) on fund shares             (2,594)           (330)           (840)              -               -

Realized gain distributions                                   -              18             260               -               -
                                                  -------------   -------------   -------------   -------------   -------------

      Net realized gains (losses)                        (2,594)           (312)           (580)              -               -

Change in unrealized gains (losses)                        (215)         (6,016)          1,132             275             240
                                                  -------------   -------------   -------------   -------------   -------------

      Net realized and unrealized gains
           (losses) on investments                       (2,809)         (6,328)            552             275             240
                                                  -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                   $      (3,087)  $      (6,328)  $         568   $         259   $         217
                                                  =============   =============   =============   =============   =============

(a) For the Period Beginning May 1, 2001 and Ended December 31, 2001


See notes to financial statements.


                                                             MFS Variable Insurance Trust Sub-Accounts
                                                  --------------------------------------------------------------
                                                  MFS Emerging    MFS Investors    MFS Limited        MFS New
                                                     Growth         Trust (b)      Maturity (d)      Discovery
                                                  -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $           -   $       1,079   $           -   $       6,412
Charges from Glenbrook Life and Annuity Company:
   Mortality and expense risk                           (45,845)         (9,019)           (273)         (3,159)
   Administrative expense                                (3,591)           (720)            (21)           (252)
                                                  -------------   -------------   -------------   -------------

      Net investment income (loss)                      (49,436)         (8,660)           (294)          3,001
                                                  -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                  506,186         118,267          67,246          27,806
   Cost of investments sold                             802,414         133,933          65,670          31,887
                                                  -------------   -------------   -------------   -------------

      Realized gains (losses) on fund shares           (296,228)        (15,666)          1,576          (4,081)

Realized gain distributions                             233,594          17,761               -             254
                                                  -------------   -------------   -------------   -------------

      Net realized gains (losses)                       (62,634)          2,095           1,576          (3,827)

Change in unrealized gains (losses)                  (1,437,517)       (106,272)         (1,054)         (5,141)
                                                  -------------   -------------   -------------   -------------

      Net realized and unrealized gains
           (losses) on investments                   (1,500,151)       (104,177)            522          (8,968)
                                                  -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                   $  (1,549,587)  $    (112,837)  $         228   $      (5,967)
                                                  =============   =============   =============   =============

(b) Previously known as MFS Growth with Income

(d) For the Period Beginning January 1, 2001 and Ended June 27,2001


See notes to financial statements.


                                                       MFS Variable Insurance                MFS Variable Insurance Trust
                                                       Trust Sub-Accounts                    (Service Class) Sub-Accounts
                                                   -------------------------------- ---------------------------------------------
                                                                                                                         MFS
                                                                                      MFS Emerging  MFS Investors   New Discovery
                                                                                    Growth (Service Trust (Service    (Service
                                                   MFS Research   MFS Utilities (a)   Class) (a)      Class) (a)     Class) (a)
                                                   ------------   ----------------  -------------    ------------    ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                          $     20,890    $          -      $          -    $          -    $          -
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                          (24,915)            (26)           (2,812)         (1,714)           (485)
    Administrative expense                               (1,845)             (2)             (184)           (118)            (34)
                                                   ------------    ------------      ------------    ------------    ------------

        Net investment income (loss)                     (5,870)            (28)           (2,996)         (1,832)           (519)
                                                   ------------    ------------      ------------    ------------    ------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                 288,858              27           108,832           6,885          11,906
    Cost of investments sold                            412,512              27           123,834           7,234          12,328
                                                   ------------    ------------      ------------    ------------    ------------
        Realized gains (losses) on fund shares         (123,654)              -           (15,002)           (349)           (422)

Realized gain distributions                             208,939               -                 -               -               -
                                                   ------------    ------------      ------------    ------------    ------------

        Net realized gains (losses)                      85,285               -           (15,002)           (349)           (422)

Change in unrealized gains (losses)                    (547,684)            267            (7,859)         (3,983)         14,354
                                                   ------------    ------------      ------------    ------------    ------------

        Net realized and unrealized gains
             (losses) on investments                   (462,399)            267           (22,861)         (4,332)         13,932
                                                  ------------    ------------      ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                    $   (468,269)   $        239      $    (25,857)   $     (6,164)   $     13,413
                                                   ============    ============      ============    ============    ============


(a) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.


                                                   MFS Variable Insurance Trust           Neuberger & Berman Advisers
                                                   (Service Class) Sub-Accounts          Management Trust Sub-Accounts
                                                   ----------------------------    --------------------------------------------

                                                   MFS Research   MFS Utilities                        AMT
                                                     (Service       (Service          AMT            Mid-Cap          AMT
                                                    Class) (a)      Class) (a)      Guardian         Growth         Partners
                                                   ------------   -------------    ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                          $          -    $          -    $         75    $          7    $        650
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                             (842)         (2,429)           (245)           (613)         (2,481)
    Administrative expense                                  (57)           (172)            (16)            (45)           (167)
                                                   ------------    ------------    ------------    ------------    ------------

        Net investment income (loss)                       (899)         (2,601)           (186)           (651)         (1,998)
                                                   ------------    ------------    ------------    ------------    ------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                   1,178         182,451           1,466           2,232           6,885
    Cost of investments sold                              1,302         180,369           1,522           3,399           8,372
                                                   ------------    ------------    ------------    ------------    ------------

        Realized gains (losses) on fund shares             (124)          2,082             (56)         (1,167)         (1,487)

Realized gain distributions                                   -               -           1,066               -           6,171
                                                   ------------    ------------    ------------    ------------    ------------

        Net realized gains (losses)                        (124)          2,082           1,010          (1,167)          4,684

Change in unrealized gains (losses)                      (2,251)        (47,107)         (1,332)        (13,227)        (10,370)
                                                   ------------    ------------    ------------    ------------    ------------

        Net realized and unrealized gains
             (losses) on investments                     (2,375)        (45,025)           (322)        (14,394)         (5,686)
                                                   ------------    ------------    ------------    ------------    ------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                    $     (3,274)   $    (47,626)   $       (508)   $    (15,045)   $     (7,684)
                                                   ============    ============    ============    ============    ============


(a) For the Period Beginning May 1, 2001 and Ended December 31, 2001


See notes to financial statements.

                                                       Oppenheimer Variable Account Funds Sub-Accounts
                                                   ------------------------------------------------------------
                                                                                                    Oppenheimer
                                                    Oppenheimer     Oppenheimer    Oppenheimer      Main Street
                                                     Aggressive      Capital          Global         Growth &
                                                       Growth      Appreciation     Securities        Income
                                                   ------------    ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                          $     11,853    $     12,522    $     12,369    $     26,272
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                          (20,617)        (38,292)        (28,365)        (79,689)
    Administrative expense                               (1,566)         (2,988)         (2,300)         (6,172)
                                                   ------------    ------------    ------------    ------------

        Net investment income (loss)                    (10,330)        (28,758)        (18,296)        (59,589)
                                                   ------------    ------------    ------------    ------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                 240,608         372,484         370,500         570,407
    Cost of investments sold                            363,933         440,495         439,351         663,771
                                                   ------------    ------------    ------------    ------------

        Realized gains (losses) on fund shares         (123,325)        (68,011)        (68,851)        (93,364)

Realized gain distributions                             184,944         187,915         229,325               -
                                                   ------------    ------------    ------------    ------------

        Net realized gains (losses)                      61,619         119,904         160,474         (93,364)

Change in unrealized gains (losses)                    (575,302)       (461,091)       (399,265)       (509,814)
                                                   ------------    ------------    ------------    ------------

        Net realized and unrealized gains
             (losses) on investments                   (513,683)       (341,187)       (238,791)       (603,178)
                                                   ------------    ------------    ------------    ------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                    $   (524,013)   $   (369,945)   $   (257,087)   $   (662,767)
                                                   ============    ============    ============    ============

See notes to financial statements.


                                                     Oppenheimer Variable
                                                   Account Funds Sub-Accounts          Putnam Variable Trust Sub-Accounts
                                                   -----------------------------  -------------------------------------------------
                                                    Oppenheimer    Oppenheimer
                                                     Multiple        Strategic    VT Diversified    VT Growth       VT Growth
                                                    Strategies         Bond         Income (a)    and Income (a)  Opportunities (a)
                                                   ------------    ------------   -------------   -------------   -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                          $     43,438    $     29,461    $          -    $          -    $          -
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                          (24,129)        (20,762)         (1,983)         (2,882)           (783)
    Administrative expense                               (1,948)         (1,592)           (137)           (203)            (54)
                                                   ------------    ------------    ------------    ------------    ------------

        Net investment income (loss)                     17,361           7,107          (2,120)         (3,085)           (837)
                                                   ------------    ------------    ------------    ------------    ------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                 637,584         534,808           8,356          15,241          90,235
    Cost of investments sold                            653,886         539,562           8,279          17,188         111,048
                                                   ------------    ------------    ------------    ------------    ------------

        Realized gains (losses) on fund shares          (16,302)         (4,754)             77          (1,947)        (20,813)

Realized gain distributions                              58,019          37,450               -               -               -
                                                   ------------    ------------    ------------    ------------    ------------

        Net realized gains (losses)                      41,717          32,696              77          (1,947)        (20,813)

Change in unrealized gains (losses)                     (65,170)         20,234           2,082         (12,661)         (3,362)
                                                   ------------    ------------    ------------    ------------    ------------

        Net realized and unrealized gains
             (losses) on investments                    (23,453)         52,930           2,159         (14,608)        (24,175)
                                                   ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                    $     (6,092)   $     60,037    $         39    $    (17,693)   $    (25,012)
                                                   ============    ============    ============    ============    ============

(a) For the Period Beginning May 1, 2001 and Ended December 31, 2001


See notes to financial statements.


                                                       Putnam Variable Trust Sub-Accounts
                                                   --------------------------------------------------------------

                                                     VT Health          VT             VT              VT
                                                   Sciences (a)    New Value (a)   Research (a)    Voyager II (a)
                                                   ------------    -------------   ------------    --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                          $          -    $          -    $          -    $          -
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                           (1,720)         (1,131)             (2)         (1,969)
    Administrative expense                                 (112)            (81)              -            (132)
                                                   ------------    ------------    ------------    ------------

        Net investment income (loss)                     (1,832)         (1,212)             (2)         (2,101)
                                                   ------------    ------------    ------------    ------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                  19,103           6,864               2          80,113
    Cost of investments sold                             18,720           6,808               2          97,995
                                                   ------------    ------------    ------------    ------------

        Realized gains (losses) on fund shares              383              56               -         (17,882)

Realized gain distributions                                   -               -               -               -
                                                   ------------    ------------    ------------    ------------

        Net realized gains (losses)                         383              56               -         (17,882)

Change in unrealized gains (losses)                      (5,845)          3,503              62          (9,991)
                                                   ------------    ------------    ------------    ------------

        Net realized and unrealized gains
             (losses) on investments                     (5,462)          3,559              62         (27,873)
                                                   ------------    ------------    ------------    ------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                    $     (7,294)   $      2,347    $         60    $    (29,974)
                                                   ============    ============    ============    ============



(a) For the Period Beginning May 1, 2001 and Ended December 31, 2001


See notes to financial statements.


                                                                       STI Classic Variable Trust Sub-Accounts
                                                   ----------------------------------------------------------------------------

                                                                                       STI            STI              STI
                                                    STI Capital    STI Growth      International   Investment        Mid-Cap
                                                   Appreciation     & Income         Equity        Grade Bond         Equity
                                                   ------------    ------------    -------------   ------------    ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                          $     29,981    $      7,820    $        182    $     54,855    $     57,995
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                          (19,161)        (21,463)         (2,783)        (15,296)         (6,515)
    Administrative expense                               (1,488)         (1,640)           (203)         (1,136)           (486)
                                                   ------------    ------------    ------------    ------------    ------------

        Net investment income (loss)                      9,332         (15,283)         (2,804)         38,423          50,994
                                                   ------------    ------------    ------------    ------------    ------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                 516,912         158,685          51,685         129,147          96,037
    Cost of investments sold                            556,173         165,160          63,969         126,785         111,570
                                                   ------------    ------------    ------------    ------------    ------------

        Realized gains (losses) on fund shares          (39,261)         (6,475)        (12,284)          2,362         (15,533)

Realized gain distributions                              79,308               -               -               -          41,263
                                                   ------------    ------------    ------------    ------------    ------------

        Net realized gains (losses)                      40,047          (6,475)        (12,284)          2,362          25,730

Change in unrealized gains (losses)                    (151,967)        (77,002)        (26,579)            (54)        (51,139)
                                                   ------------    ------------    ------------    ------------    ------------

        Net realized and unrealized gains
             (losses) on investments                   (111,920)        (83,477)        (38,863)          2,308         (25,409)
                                                   ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                    $   (102,588)   $    (98,760)   $    (41,667)   $     40,731    $     25,585
                                                   ============    ============    ============    ============    ============



See notes to financial statements.


                                                                                                  The Universal Institutional
                                                    STI Classic Variable Trust Sub-Accounts        Funds, Inc. Sub-Accounts
                                                   --------------------------------------------   -----------------------------
                                                                                    STI Value
                                                    STI Quality      STI Small        Income         Equity          Fixed
                                                   Growth Stock    Cap Equity         Stock          Growth          Income
                                                   ------------    ------------    ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                          $        207    $      9,842    $     15,789    $          -    $     10,046
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                          (17,507)        (10,031)        (12,247)         (2,577)         (1,194)
    Administrative expense                               (1,255)           (771)           (961)           (176)            (90)
                                                   ------------    ------------    ------------    ------------    ------------

        Net investment income (loss)                    (18,555)           (960)          2,581          (2,753)          8,762
                                                   ------------    ------------    ------------    ------------    ------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                 140,487          72,644          60,088          16,179          19,630
    Cost of investments sold                            171,478          67,103          61,419          22,486          19,275
                                                   ------------    ------------    ------------    ------------    ------------

        Realized gains (losses) on fund shares          (30,991)          5,541          (1,331)         (6,307)            355

Realized gain distributions                                   -               -               -             226           3,875
                                                   ------------    ------------    ------------    ------------    ------------

        Net realized gains (losses)                     (30,991)          5,541          (1,331)         (6,081)          4,230

Change in unrealized gains (losses)                    (223,110)        121,749         (22,710)        (25,385)         (8,162)
                                                   ------------    ------------    ------------    ------------    ------------

        Net realized and unrealized gains
             (losses) on investments                   (254,101)        127,290         (24,041)        (31,466)         (3,932)
                                                   ------------    ------------    ------------    ------------    ------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                    $   (272,656)   $    126,330    $    (21,460)   $    (34,219)   $      4,830
                                                   ============    ============    ============    ============    ============



See notes to financial statements.

                                                        The Universal Institutional Funds, Inc. Sub-Accounts
                                                   -------------------------------------------------------------

                                                   Global Value   International      Mid Cap
                                                    Equity (c)        Magnum          Value             Value
                                                   ------------    ------------    ------------    -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                          $        231    $         29    $          -    $      2,431
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                             (213)            (76)         (2,951)         (3,369)
    Administrative expense                                  (18)             (6)           (227)           (230)
                                                   -------------   -------------   -------------   -------------

        Net investment income (loss)                          -             (53)         (3,178)         (1,168)
                                                   -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                   1,564              80          23,543          32,483
    Cost of investments sold                              1,604             104          28,594          30,817
                                                   -------------   -------------   -------------   -------------

        Realized gains (losses) on fund shares              (40)            (24)         (5,051)          1,666

Realized gain distributions                                   -               -             235          10,032
                                                   -------------   -------------   -------------   -------------

        Net realized gains (losses)                         (40)            (24)         (4,816)         11,698

Change in unrealized gains (losses)                      (1,404)         (1,333)          4,891         (11,097)
                                                   -------------   -------------   -------------   -------------

        Net realized and unrealized gains
             (losses) on investments                     (1,444)         (1,357)             75             601
                                                   -------------   -------------   -------------   -------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                    $     (1,444)   $     (1,410)   $     (3,103)   $       (567)
                                                   =============   =============   =============   =============

(c) Previously known as Global Equity


 See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

-------------------------------------------------------------------------------------------------------------------------
                                                              AIM Variable Insurance Funds Sub-Accounts
                                             ----------------------------------------------------------------------------
                                               AIM V.I.
                                              Aggressive
                                               Growth           AIM V.I. Balanced        AIM V.I. Capital Appreciation
                                             -----------     ----------------------------   -----------------------------
                                               2001 (a)          2001             2000          2001              2000
                                             -----------     -----------      -----------   -----------       -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $      (110)    $    21,609      $   (25,018)  $   (71,898)      $   (56,705)
Net realized gains (losses)                            4         (75,780)             712       105,009           155,354
Change in unrealized gains (losses)                2,386        (418,926)        (148,307)   (1,454,912)       (1,054,521)
                                             -----------     -----------      -----------   -----------       -----------
Increase (decrease) in net assets
     from operations                               2,280        (473,097)        (172,613)   (1,421,801)         (955,872)
                                             -----------     -----------      -----------   -----------       -----------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                          25,648         642,297        1,334,462       938,674         3,544,829
Benefit payments                                       -         (38,786)          (9,010)      (34,209)           (9,635)
Payments on termination                                -        (319,495)        (165,066)     (299,786)         (251,806)
Contract maintenance charge                            -            (572)            (820)       (1,672)           (1,951)
Transfers among the sub-accounts
     and with the Fixed Account - net              1,483       1,491,615        1,226,429       631,882         1,904,220
                                             -----------     -----------      -----------   -----------       -----------
Increase (decrease) in net assets
     from capital transactions                    27,131       1,775,059        2,385,995     1,234,889         5,185,657
                                             -----------     -----------      -----------   -----------       -----------
INCREASE (DECREASE) IN NET ASSETS                 29,411       1,301,962        2,213,382      (186,912)        4,229,785

NET ASSETS AT BEGINNING OF PERIOD                      -       3,053,848          840,466     5,299,302         1,069,517
                                             -----------     -----------      -----------   -----------       -----------
NET ASSETS AT END OF PERIOD                  $    29,411     $ 4,355,810      $ 3,053,848   $ 5,112,390       $ 5,299,302
                                             ===========     ===========      ===========   ===========       ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period             -         257,109           66,631       385,019            64,009
     Units issued                                  3,419         274,652          220,459       243,270           349,542
     Units redeemed                                    -         (91,722)         (29,981)      (98,356)          (28,532)
                                             -----------     -----------      -----------   -----------       -----------
  Units outstanding at end of period               3,419         440,039          257,109       529,933           385,019
                                             ===========     ===========      ===========   ===========       ===========

(a) For the Period Beginning May 1, 2001 and Ended December 31, 2001


See notes to financial statements.

-------------------------------------------------------------------------------------------------------------------------
                                                               AIM Variable Insurance Funds Sub-Accounts
                                             ----------------------------------------------------------------------------
                                             AIM V.I. Dent
                                              Demographics      AIM V.I. Diversified Income    AIM V.I. Global Utilities
                                             -------------     ----------------------------   ---------------------------
                                                2001 (a)           2001             2000          2001            2000
                                             -------------     -----------      -----------   -----------     -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $        (51)     $    9,036       $    9,502    $      (40)     $     (329)
Net realized gains (losses)                           (54)         (9,007)         (10,086)        1,811           4,405
Change in unrealized gains (losses)                   (62)          4,339           (1,774)      (10,014)         (7,177)
                                             -------------     -----------      -----------   -----------     -----------
Increase (decrease) in net assets
     from operations                                 (167)          4,368           (2,358)       (8,243)         (3,101)
                                             -------------     -----------      -----------   -----------     -----------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                            4,305          43,398            2,500        25,000               -
Benefit payments                                        -               -          (23,383)            -               -
Payments on termination                              (421)        (66,415)         (16,620)            -               -
Contract maintenance charge                             -             (15)             (53)           (4)            (11)
Transfers among the sub-accounts
     and with the Fixed Account - net               5,105           1,013            4,389       (25,005)          5,639
                                             -------------     -----------      -----------   -----------     -----------
Increase (decrease) in net assets
     from capital transactions                      8,989         (22,019)         (33,167)           (9)          5,628
                                             -------------     -----------      -----------   -----------     -----------
INCREASE (DECREASE) IN NET ASSETS                   8,822         (17,651)         (35,525)       (8,252)          2,527

NET ASSETS AT BEGINNING OF PERIOD                       -         192,964          228,489        28,536          26,009
                                             -------------     -----------      -----------   -----------     -----------
NET ASSETS AT END OF PERIOD                  $      8,822      $  175,313       $  192,964    $   20,284      $   28,536
                                             =============     ===========      ===========   ===========     ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period              -          19,823           23,306         1,983           1,738
     Units issued                                   1,099           5,323            5,139             -           1,831
     Units redeemed                                   (55)         (7,600)          (8,622)            -          (1,586)
                                             -------------     -----------      -----------   -----------     -----------
  Units outstanding at end of period                1,044          17,546           19,823         1,983           1,983
                                             =============     ===========      ===========   ===========     ===========

(a) For the Period Beginning May 1, 2001 and Ended December 31, 2001


See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                                                    AIM Variable Insurance Funds Sub-Accounts
                                             ---------------------------------------------------------------------------------------
                                             AIM V.I. Government Securities        AIM V.I. Growth       AIM V.I. Growth and Income
                                             ------------------------------  --------------------------  ---------------------------
                                                 2001              2000          2001          2000          2001          2000
                                             ------------      ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $      4,958      $     24,950  $    (41,873) $    (45,357) $    (52,773) $    (41,216)
Net realized gains (losses)                        26,469               (50)     (553,672)      178,041      (222,787)      189,688
Change in unrealized gains (losses)                (5,793)           25,861      (962,171)   (1,242,051)     (766,520)     (841,592)
                                             ------------      ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
     from operations                               25,634            50,761    (1,557,716)   (1,109,367)   (1,042,080)     (693,120)
                                             ------------      ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                            6,570            31,009       634,235     2,759,267       729,977     1,937,761
Benefit payments                                        -                 -       (53,067)      (43,978)      (70,811)            -
Payments on termination                          (462,745)           (5,195)     (303,307)     (218,155)     (464,257)     (309,191)
Contract maintenance charge                           147              (109)         (919)       (1,421)         (665)       (1,425)
Transfers among the sub-accounts
     and with the Fixed Account - net             118,240           234,665       435,204     1,474,850       818,935     1,197,196
                                             ------------      ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
     from capital transactions                   (337,788)          260,370       712,146     3,970,563     1,013,179     2,824,341
                                             ------------      ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS                (312,154)          311,131      (845,570)    2,861,196       (28,901)    2,131,221

NET ASSETS AT BEGINNING OF PERIOD                 727,464           416,333     4,152,541     1,291,345     3,919,638     1,788,417
                                             ------------      ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF PERIOD                  $    415,310      $    727,464  $  3,306,971  $  4,152,541  $  3,890,737  $  3,919,638
                                             ============      ============  ============  ============  ============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period         65,317            40,535       344,226        77,823       306,577       109,548
     Units issued                                  24,099            25,296       236,748       292,392       215,105       237,349
     Units redeemed                               (53,198)             (514)     (123,140)      (25,989)      (81,907)      (40,320)
                                             ------------      ------------  ------------  ------------  ------------  ------------
  Units outstanding at end of period               36,218            65,317       457,834       344,226       439,775       306,577
                                             ============      ============  ============  ============  ============  ============

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                                                   AIM Variable Insurance Funds Sub-Accounts
                                              --------------------------------------------------------------------------------------
                                                  AIM V.I. High Yield      AIM V.I. International Equity        AIM V.I. Value
                                              ---------------------------  -----------------------------  --------------------------
                                                 2001             2000         2001              2000        2001            2000
                                              ------------    -----------  -----------       -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $    61,520     $   34,589   $   (1,822)       $   (1,991)  $   (96,143)  $   (77,646)
Net realized gains (losses)                       (32,929)        (6,335)      (7,288)           24,371      (199,791)      380,850
Change in unrealized gains (losses)               (61,435)       (95,058)     (39,409)          (73,496)     (838,201)   (1,550,830)
                                              ------------    -----------  -----------       -----------  ------------  ------------
Increase (decrease) in net assets
     from operations                              (32,844)       (66,804)     (48,519)          (51,116)   (1,134,135)   (1,247,626)
                                              ------------    -----------  -----------       -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                          142,139        198,896       26,823           111,576     1,098,895     3,734,854
Benefit payments                                        -        (83,895)      (2,925)                -       (45,729)     (228,712)
Payments on termination                           (53,716)       (60,134)      (7,864)           (1,942)     (642,624)     (339,557)
Contract maintenance charge                           (68)           (55)         (88)              (55)       (1,348)       (2,589)
Transfers among the sub-accounts
     and with the Fixed Account - net             200,293        203,996        3,631           (46,561)      831,848     2,413,476
                                              ------------    -----------  -----------       -----------  ------------  ------------
Increase (decrease) in net assets
     from capital transactions                    288,648        258,808       19,577            63,018     1,241,042     5,577,472
                                              ------------    -----------  -----------       -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS                 255,804        192,004      (28,942)           11,902       106,907     4,329,846

NET ASSETS AT BEGINNING OF PERIOD                 315,092        123,088      177,691           165,789     7,664,750     3,334,904
                                              ------------    -----------  -----------       -----------  ------------  ------------
NET ASSETS AT END OF PERIOD                   $   570,896     $  315,092   $  148,749        $  177,691   $ 7,771,657   $ 7,664,750
                                              ===========     ==========   ==========        ==========   ===========   ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period         35,082         10,928       14,822             9,723       608,937       210,731
     Units issued                                  50,097         39,069        4,847             9,836       336,307       489,687
     Units redeemed                               (17,995)       (14,915)      (2,776)           (4,737)     (187,837)      (91,481)
                                              ------------    -----------  -----------       -----------  ------------  ------------
  Units outstanding at end of period               67,184         35,082       16,893            14,822       757,407       608,937
                                              ===========     ==========   ==========        ==========   ===========   ===========

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Dreyfus Variable Investment
                                              American Century Variable Portfolios, Inc. Sub-Accounts         Fund Sub-Accounts
                                              --------------------------------------------------------   ---------------------------
                                                  American Century              American Century
                                                     VP Balanced                 VP International           VIF Growth and Income
                                              ---------------------------  ---------------------------   ---------------------------
                                                  2001            2000         2001            2000          2001           2000
                                              -----------     -----------  -----------     -----------   -----------    ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $    5,211      $    3,519   $   (1,980)     $   (2,377)   $   (3,807)    $    1,496
Net realized gains (losses)                      (11,129)          4,355       13,254          33,655        (1,404)        20,230
Change in unrealized gains (losses)                 (679)        (19,382)     (66,469)        (65,914)      (31,181)       (46,985)
                                              -----------     -----------  -----------     -----------   -----------    ------------
Increase (decrease) in net assets
     from operations                              (6,597)        (11,508)     (55,195)        (34,636)      (36,392)       (25,259)
                                              -----------     -----------  -----------     -----------   -----------    ------------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                               -           3,246          112               -       171,762          7,745
Benefit payments                                  (5,256)              -            -               -             -        (73,777)
Payments on termination                         (149,593)         (3,125)      (2,824)         (3,124)      (82,535)       (15,053)
Contract maintenance charge                           (8)            (76)          34             (39)         (107)          (167)
Transfers among the sub-accounts
     and with the Fixed Account - net                300          47,856           (3)        110,911        59,251        (30,235)
                                              -----------     -----------  -----------     -----------   -----------    ------------
Increase (decrease) in net assets
     from capital transactions                  (154,557)         47,901       (2,681)        107,748       148,371       (111,487)
                                              -----------     -----------  -----------     -----------   -----------    ------------
INCREASE (DECREASE) IN NET ASSETS               (161,154)         36,393      (57,876)         73,112       111,979       (136,746)

NET ASSETS AT BEGINNING OF PERIOD                303,215         266,822      185,390         112,278       386,232        522,978
                                              -----------     -----------  -----------     -----------   -----------    ------------
NET ASSETS AT END OF PERIOD                   $  142,061      $  303,215   $  127,514      $  185,390    $  498,211     $  386,232
                                              ===========     ===========  ===========     ===========   ===========    ============

UNITS OUTSTANDING
  Units outstanding at beginning of period        23,997          20,277       11,918           5,917        30,513         38,988
     Units issued                                     25           9,852            9           9,516        23,066          1,311
     Units redeemed                              (12,185)         (6,132)        (183)         (3,515)       (8,228)        (9,786)
                                              -----------     -----------  -----------     -----------   -----------    ------------
  Units outstanding at end of period              11,837          23,997       11,744          11,918        45,351         30,513
                                              ===========     ===========  ===========     ===========   ===========    ============

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Dreyfus Socially Responsible
                                                    Dreyfus Variable Investment Fund Sub-Accounts      Growth Fund, Inc. Sub-Account
                                             --------------------------------------------------------  -----------------------------
                                                                                                               Dreyfus Socially
                                                    VIF Money Market        VIF Small Company Stock       Responsible Growth Fund
                                             ---------------------------  ---------------------------  -----------------------------
                                                 2001            2000         2001            2000         2001             2000
                                             ------------    -----------  -----------     -----------  -----------      ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $    15,626     $    4,912   $     (939)     $   (1,045)  $   (4,095)      $    (2,926)
Net realized gains (losses)                            -              -        1,450           4,074      (16,799)           17,735
Change in unrealized gains (losses)                    -              -       (3,166)          2,034      (65,640)          (61,690)
                                             ------------    -----------  -----------     -----------  -----------      ------------
Increase (decrease) in net assets
     from operations                              15,626          4,912       (2,655)          5,063      (86,534)          (46,881)
                                             ------------    -----------  -----------     -----------  -----------      ------------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         312,303        139,385            -           7,292       34,697            68,199
Benefit payments                                       -        (31,362)           -               -            -           (45,111)
Payments on termination                         (361,758)       (49,262)     (13,315)              -      (42,579)           (4,648)
Contract maintenance charge                          (54)             4          (42)            (47)         (75)             (137)
Transfers among the sub-accounts
     and with the Fixed Account - net          1,467,386       (400,791)          21         (36,347)      17,694            44,690
                                             ------------    -----------  -----------     -----------  -----------      ------------
Increase (decrease) in net assets
     from capital transactions                 1,417,877       (342,026)     (13,336)        (29,102)       9,737            62,993
                                             ------------    -----------  -----------     -----------  -----------      ------------
INCREASE (DECREASE) IN NET ASSETS              1,433,503       (337,114)     (15,991)        (24,039)     (76,797)           16,112

NET ASSETS AT BEGINNING OF PERIOD                178,408        515,522       81,093         105,132      340,441           324,329
                                             ------------    -----------  -----------     -----------  -----------      ------------
NET ASSETS AT END OF PERIOD                  $ 1,611,911     $  178,408   $   65,102      $   81,093   $  263,644       $   340,441
                                             ============    ===========  ===========     ===========  ===========      ============

UNITS OUTSTANDING
  Units outstanding at beginning of period        16,839         47,270        6,620           9,240       24,539            20,178
     Units issued                                242,765         79,767            -             661        7,011            12,381
     Units redeemed                             (113,146)      (110,198)      (1,137)         (3,281)      (5,692)           (8,020)
                                             ------------    -----------  -----------     -----------  -----------      ------------
  Units outstanding at end of period             146,458         16,839        5,483           6,620       25,858            24,539
                                             ============    ===========  ===========     ===========  ===========      ============

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                              Dreyfus Stock Index Fund     Federated Insurance Series   Fidelity Variable Insurance
                                                      Sub-Account                  Sub-Account             Products Sub-Accounts
                                             ---------------------------  ---------------------------  -----------------------------
                                                                                    Federated
                                               Dreyfus Stock Index Fund        Prime Money Fund II             VIP Contrafund
                                             ---------------------------  ---------------------------  -----------------------------
                                                 2001            2000         2001            2000         2001             2000
                                             ------------    -----------  -----------     -----------  -----------      ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $     4,164     $   (11,116) $    53,592     $    19,065  $   (37,337)     $   (47,645)
Net realized gains (losses)                      (31,312)         80,440            -               -     (106,821)         282,879
Change in unrealized gains (losses)             (274,851)       (336,211)           -               -     (708,982)        (600,561)
                                             ------------    -----------  -----------     -----------  -----------      ------------
Increase (decrease) in net assets
     from operations                            (301,999)       (266,887)      53,592          19,065     (853,140)        (365,327)
                                             ------------    -----------  -----------     -----------  -----------      ------------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         363,468         249,617    2,053,283         440,162      681,737        2,301,180
Benefit payments                                  (6,112)        (88,628)     (37,615)        (80,569)     (54,808)          (4,120)
Payments on termination                         (237,560)       (106,821)    (883,799)       (236,876)    (438,362)        (277,431)
Contract maintenance charge                         (593)         (1,057)        (511)           (243)      (1,589)          (1,691)
Transfers among the sub-accounts
     and with the Fixed Account - net            (27,088)        160,569    3,108,600         617,768      653,470        2,451,718
                                             ------------    -----------  -----------     -----------  -----------      ------------
Increase (decrease) in net assets
     from capital transactions                    92,115         213,680    4,239,958         740,242      840,448        4,469,656
                                             ------------    -----------  -----------     -----------  -----------      ------------
INCREASE (DECREASE) IN NET ASSETS               (209,884)        (53,207)   4,293,550         759,307      (12,692)       4,104,329

NET ASSETS AT BEGINNING OF PERIOD              2,206,953       2,260,160      913,941         154,634    5,712,819        1,608,490
                                             ------------    -----------  -----------     -----------  -----------      ------------
NET ASSETS AT END OF PERIOD                  $ 1,997,069     $ 2,206,953  $ 5,207,491     $   913,941  $ 5,700,127      $ 5,712,819
                                             ============    ===========  ===========     ===========  ===========      ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       171,195         153,625       87,136          15,369      432,933          107,100
     Units issued                                 48,419          40,404      871,559         179,822      222,746          368,432
     Units redeemed                              (34,612)        (22,834)    (465,036)       (108,055)    (135,851)         (42,599)
                                             ------------    -----------  -----------     -----------  -----------      ------------
  Units outstanding at end of period             185,002         171,195      493,659          87,136      519,828          432,933
                                             ============    ===========  ===========     ===========  ===========      ============

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                                             Fidelity Variable Insurance Products Fund Sub-Accounts
                                             ---------------------------  ---------------------------  -----------------------------
                                                  VIP Equity-Income                 VIP Growth                 VIP High Income
                                             ---------------------------  ---------------------------  -----------------------------
                                                  2001           2000         2001            2000         2001             2000
                                             ------------    -----------  -----------     -----------  -----------      ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $     4,804     $    (1,932) $   (95,221)    $   (73,697) $   145,115      $    26,181
Net realized gains (losses)                      138,887         120,977       (7,781)        320,062     (155,744)         (26,793)
Change in unrealized gains (losses)             (448,316)        184,553   (1,507,574)     (1,331,876)    (207,945)        (316,517)
                                             ------------    -----------  -----------     -----------  -----------      ------------
Increase (decrease) in net assets
     from operations                            (304,625)        303,598   (1,610,576)     (1,085,511)    (218,574)        (317,129)
                                             ------------    -----------  -----------     -----------  -----------      ------------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         806,296       1,246,543      654,121       4,874,441      472,412          738,055
Benefit payments                                 (56,282)       (103,409)    (113,190)         (2,168)     (15,525)               -
Payments on termination                         (445,137)       (243,496)    (473,587)       (264,916)    (163,009)         (99,665)
Contract maintenance charge                         (608)         (1,348)      (1,659)         (2,507)        (118)            (363)
Transfers among the sub-accounts
     and with the Fixed Account - net          1,298,499         868,226      818,080       2,334,924       26,916          493,163
                                             ------------    -----------  -----------     -----------  -----------      ------------
Increase (decrease) in net assets
     from capital transactions                 1,602,768       1,766,516      883,765       6,939,774      320,676        1,131,190
                                             ------------    -----------  -----------     -----------  -----------      ------------
INCREASE (DECREASE) IN NET ASSETS              1,298,143       2,070,114     (726,811)      5,854,263      102,102          814,061

NET ASSETS AT BEGINNING OF PERIOD              4,027,975       1,957,861    7,646,715       1,792,452    1,305,071          491,010
                                             ------------    -----------  -----------     -----------  -----------      ------------
NET ASSETS AT END OF PERIOD                  $ 5,326,118     $ 4,027,975  $ 6,919,904     $ 7,646,715  $ 1,407,173      $ 1,305,071
                                             ============    ===========  ===========     ===========  ===========      ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       337,409         169,875      574,289         112,180      153,849           44,990
     Units issued                                244,905         226,316      277,518         547,113       98,415          136,051
     Units redeemed                             (100,260)        (58,782)    (189,948)        (85,004)     (62,154)         (27,192)
                                             ------------    -----------  -----------     -----------  -----------      ------------
  Units outstanding at end of period             482,054         337,409      661,859         574,289      190,110          153,849
                                             ============    ===========  ===========     ===========  ===========      ============

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Fidelity Variable
                                                                                                             Insurance Products
                                             Fidelity Variable Insurance Products Fund Sub-Accounts   (Service Class 2) Sub-Accounts
                                             ------------------------------------------------------  -------------------------------
                                                                                                        VIP Asset         VIP
                                                                                                     Manager Growth    Contrafund
                                                                                                       (Service         (Service
                                                    VIP Index 500                 VIP Overseas          Class 2)         Class 2)
                                             --------------------------  --------------------------  --------------  ---------------
                                                 2001         2000 (e)       2001         2000 (e)      2001 (a)         2001 (a)
                                             ------------   -----------  -----------    -----------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $   (18,248)   $   (15,555) $   28,447     $   (5,526)  $         (55)  $       (1,683)
Net realized gains (losses)                      (72,731)          (378)     20,047         (7,772)           (568)          (1,383)
Change in unrealized gains (losses)             (396,350)      (190,078)   (254,067)       (95,472)            466            5,085
                                             ------------   -----------  -----------    -----------  --------------  ---------------
Increase (decrease) in net assets
     from operations                            (487,329)      (206,011)   (205,573)      (108,770)           (157)           2,019
                                             ------------   -----------  -----------    -----------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         500,527      1,955,534      58,152        507,613          19,572          228,791
Benefit payments                                 (88,192)             -           -           (975)              -                -
Payments on termination                         (139,021)      (114,457)    (32,261)       (30,501)              -             (252)
Contract maintenance charge                         (596)          (789)       (266)          (217)              -                -
Transfers among the sub-accounts
     and with the Fixed Account - net          1,562,801      1,219,489     143,936        417,423          (3,691)         181,810
                                             ------------   -----------  -----------    -----------  --------------  ---------------
Increase (decrease) in net assets
     from capital transactions                 1,835,519      3,059,777     169,561        893,343          15,881          410,349
                                             ------------   -----------  -----------    -----------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS              1,348,190      2,853,766     (36,012)       784,573          15,724          412,368

NET ASSETS AT BEGINNING OF PERIOD              2,853,766              -     784,573              -               -                -
                                             ------------   -----------  -----------    -----------  --------------  ---------------
NET ASSETS AT END OF PERIOD                  $ 4,201,956    $ 2,853,766  $  748,561     $  784,573   $      15,724   $      412,368
                                             ============   ===========  ===========    ===========  ==============  ===============

UNITS OUTSTANDING
  Units outstanding at beginning of period       313,030              -      93,653              -               -                -
     Units issued                                294,832        334,267      44,157        104,052           2,139           44,810
     Units redeemed                              (75,114)       (21,237)    (23,086)       (10,399)           (483)          (1,306)
                                             ------------   -----------  -----------    -----------  --------------  ---------------
  Units outstanding at end of period             532,748        313,030     114,724         93,653           1,656           43,504
                                             ============   ===========  ===========    ===========  ==============  ===============

(a) For the Period Beginning May 1, 2001 and Ended December 31, 2001

(e) For the Period Beginning January 24, 2000 and Ended December 31, 2000


See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                                    Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts
                                           -----------------------------------------------------------------------------------------
                                             VIP Equity-                           VIP High
                                               Income           VIP Growth          Income         VIP Index 500      VIP Overseas
                                           (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                                           ----------------- ----------------- ----------------- ----------------- -----------------
                                                2001 (a)          2001 (a)          2001 (a)          2001 (a)          2001 (a)
                                           ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $      (5,307)    $      (1,794)    $        (769)    $      (5,705)    $        (195)
Net realized gains (losses)                         (6,922)           (1,206)              (39)             (511)              (16)
Change in unrealized gains (losses)                 11,348            (5,026)           (4,798)          (23,417)           (1,610)
                                             -------------     -------------     -------------     -------------     -------------
Increase (decrease) in net assets
     from operations                                  (881)           (8,026)           (5,606)          (29,633)           (1,821)
                                             -------------     -------------     -------------     -------------     -------------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                           837,230           259,180            59,714           610,905            22,390
Benefit payments                                         -                 -                 -                 -                 -
Payments on termination                               (931)           (3,858)           (1,200)           (4,559)                -
Contract maintenance charge                              -                 -                 -                 -                 -
Transfers among the sub-accounts
     and with the Fixed Account - net              298,878           125,886           108,397           429,606            18,439
                                             -------------     -------------     -------------     -------------     -------------
Increase (decrease) in net assets
     from capital transactions                   1,135,177           381,208           166,911         1,035,952            40,829
                                             -------------     -------------     -------------     -------------     -------------
INCREASE (DECREASE) IN NET ASSETS                1,134,296           373,182           161,305         1,006,319            39,008

NET ASSETS AT BEGINNING OF PERIOD                        -                 -                 -                 -                 -
                                             -------------     -------------     -------------     -------------     -------------
NET ASSETS AT END OF PERIOD                  $   1,134,296     $     373,182     $     161,305     $   1,006,319     $      39,008
                                             =============     =============     =============     =============     =============

UNITS OUTSTANDING
  Units outstanding at beginning of period               -                 -                 -                 -                 -
     Units issued                                  145,949            43,232            18,059           112,385             4,549
     Units redeemed                                (24,768)             (757)             (135)           (1,371)                -
                                             -------------     -------------     -------------     -------------     -------------
  Units outstanding at end of period               121,181            42,475            17,924           111,014             4,549
                                             =============     =============     =============     =============     =============

(a) For the Period Beginning May 1, 2001 and Ended December 31, 2001


See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                                         Franklin Templeton Variable Insurance Products Trust Sub-Accounts
                                               -------------------------------------------------------------------------------------
                                                 Franklin
                                                  Global                                  Franklin
                                                Health Care                              Technology
                                                 Securities        Franklin Small Cap    Securities      Mutual Shares Securities
                                               -------------  ------------------------  -----------  -------------------------------
                                                 2001 (a)         2001       2000 (f)     2001 (a)        2001          2000 (f)
                                               -------------  -----------  -----------  -----------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                   $        (15)  $    (416)   $      (94)  $      (14)  $         603   $          -
Net realized gains (losses)                             (17)     (3,169)           68           27           6,571              -
Change in unrealized gains (losses)                     252       4,965        (1,697)         835          (8,630)             -
                                               ------------   ---------    ----------   ----------   -------------   ------------
Increase (decrease) in net assets
     from operations                                    220       1,380        (1,723)         848          (1,456)             -
                                               ------------   ---------    ----------   ----------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                              5,824      39,173        13,435        4,244         180,502              -
Benefit payments                                          -      (2,819)            -            -               -              -
Payments on termination                                (223)     (4,514)         (840)        (262)         (3,389)             -
Contract maintenance charge                               -           -            (4)           -              (9)             -
Transfers among the sub-accounts
     and with the Fixed Account - net                 1,782      54,061         4,585            -         185,149              -
                                               ------------   ---------    ----------   ----------   -------------   ------------
Increase (decrease) in net assets
     from capital transactions                        7,383      85,901        17,176        3,982         362,253              -
                                               ------------   ---------    ----------   ----------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS                     7,603      87,281        15,453        4,830         360,797              -

NET ASSETS AT BEGINNING OF PERIOD                         -      15,453             -            -               -              -
                                               ------------   ---------    ----------   ----------   -------------   ------------
NET ASSETS AT END OF PERIOD                    $      7,603   $ 102,734    $   15,453   $    4,830   $     360,797   $          -
                                               ============   =========    ==========   ==========   =============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period                -         737             -            -               -              -
     Units issued                                       800       9,418           801          645          32,914              -
     Units redeemed                                     (25)     (1,627)          (64)         (36)         (1,063)             -
                                               ------------   ---------    ----------   ----------   -------------   ------------
  Units outstanding at end of period                    775       8,528           737          609          31,851              -
                                               ============   =========    ==========   ==========   =============   ============

(a) For the Period Beginning May 1, 2001 and Ended December 31, 2001

(f) For the Period Beginning May 1, 2000 and Ended December 31, 2000


See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                                         Franklin Templeton Variable Insurance Products Trust Sub-Accounts
                                               -------------------------------------------------------------------------------------
                                                     Templeton Global              Templeton                     Templeton
                                                    Income Securities         Growth Securities         International Securities
                                               --------------------------  ------------------------  -------------------------------
                                                    2001        2000 (f)       2001       2000 (f)        2001             2000
                                               -------------  -----------  -----------  -----------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                   $      3,510   $     (729)  $    3,010   $   (2,243)  $         598   $           11
Net realized gains (losses)                           1,022          (88)      67,273          349           8,917            2,789
Change in unrealized gains (losses)                     171        8,923      (86,546)      17,129         (16,987)          (3,171)
                                               ------------   ----------   ----------   ----------   -------------   --------------
Increase (decrease) in net assets
     from operations                                  4,703        8,106      (16,263)      15,235          (7,472)            (371)
                                               ------------   ----------   ----------   ----------   -------------   --------------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                             37,135        6,502       55,053      217,223          35,294           39,743
Benefit payments                                          -            -      (25,904)           -               -                -
Payments on termination                             (15,200)      (3,940)     (16,519)      (9,250)         (1,440)          (1,200)
Contract maintenance charge                             (71)         (41)        (139)        (109)              6              (11)
Transfers among the sub-accounts
     and with the Fixed Account - net                78,709      137,931      108,156      170,312           7,199              (15)
                                               ------------   ----------   ----------   ----------   -------------   --------------
Increase (decrease) in net assets
     from capital transactions                      100,573      140,452      120,647      378,176          41,059           38,517
                                               ------------   ----------   ----------   ----------   -------------   --------------
INCREASE (DECREASE) IN NET ASSETS                   105,276      148,558      104,384      393,411          33,587           38,146

NET ASSETS AT BEGINNING OF PERIOD                   148,558            -      393,411            -          38,146                -
                                               ------------   ----------   ----------   ----------   -------------   --------------
NET ASSETS AT END OF PERIOD                    $    253,834   $  148,558   $  497,795   $  393,411   $      71,733   $       38,146
                                               ============   ==========   ==========   ==========   =============   ==============

UNITS OUTSTANDING
  Units outstanding at beginning of period           13,077            -       29,582            -           3,513                -
     Units issued                                    13,610       13,931       26,606       30,852           4,685            3,625
     Units redeemed                                  (4,208)        (854)     (16,169)      (1,270)           (148)            (112)
                                               ------------   ----------   ----------   ----------   -------------   --------------
  Units outstanding at end of period                 22,479       13,077       40,019       29,582           8,050            3,513
                                               ============   ==========   ==========   ==========   =============   ==============

(f) For the Period Beginning May 1, 2000 and Ended December 31, 2000


See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                                              Goldman Sachs Variable Insurance Trust Sub-Accounts
                                              --------------------------------------------------------------------------------------
                                                   VIT Capital Growth     VIT CORE Large Cap Growth     VIT CORE Small Cap Equity
                                              --------------------------  -------------------------  -------------------------------
                                                   2001          2000         2001          2000          2001            2000
                                              -------------  -----------  -----------   -----------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $     (1,234)  $      420   $     (143)   $      (20)  $      (3,127)  $        1,669
Net realized gains (losses)                         (5,353)       3,324       (5,145)        1,066           1,377            5,554
Change in unrealized gains (losses)                (18,212)      (9,209)       2,262        (5,168)          9,430           (8,052)
                                              ------------   ----------   ----------    ----------   -------------   --------------
Increase (decrease) in net assets
     from operations                               (24,799)      (5,465)      (3,026)       (4,122)          7,680             (829)
                                              ------------   ----------   ----------    ----------   -------------   --------------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                           124,226       27,776            -        16,170          69,537           22,403
Benefit payments                                         -            -            -             -               -                -
Payments on termination                                (40)         211            -             -         (17,435)         (12,497)
Contract maintenance charge                            (22)         (29)          (6)           (3)            (38)             (96)
Transfers among the sub-accounts
     and with the Fixed Account - net               33,087       17,269       (5,620)          276          10,179            1,072
                                              ------------   ----------   ----------    ----------   -------------   --------------
Increase (decrease) in net assets
     from capital transactions                     157,251       45,227       (5,626)       16,443          62,243           10,882
                                              ------------   ----------   ----------    ----------   -------------   --------------
INCREASE (DECREASE) IN NET ASSETS                  132,452       39,762       (8,652)       12,321          69,923           10,053

NET ASSETS AT BEGINNING OF PERIOD                   73,864       34,102       12,321             -         231,538          221,485
                                              ------------   ----------   ----------    ----------   -------------   --------------
NET ASSETS AT END OF PERIOD                   $    206,316   $   73,864   $    3,669    $   12,321   $     301,461   $      231,538
                                              ============   ==========   ==========    ==========   =============   ==============

UNITS OUTSTANDING
  Units outstanding at beginning of period           6,339        2,450        1,071             -          18,786           18,004
     Units issued                                   16,817        3,896            -         1,071           8,184            1,814
     Units redeemed                                 (2,555)          (7)        (662)            -          (1,587)          (1,032)
                                              ------------   ----------   ----------    ----------   -------------   --------------
  Units outstanding at end of period                20,601        6,339          409         1,071          25,383           18,786
                                              ============   ==========   ==========    ==========   =============   ==============

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                                              Goldman Sachs Variable Insurance Trust Sub-Accounts
                                              --------------------------------------------------------------------------------------
                                                 VIT CORE U.S. Equity         VIT Global Income            VIT Growth and Income
                                              --------------------------  -------------------------  -------------------------------
                                                   2001          2000         2001          2000          2001            2000
                                              -------------  -----------  -----------   -----------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $     (3,217)  $   (1,934)  $    4,493    $      679   $        (278)  $         (310)
Net realized gains (losses)                         (7,747)       2,771           13             -          (2,594)             (32)
Change in unrealized gains (losses)                (31,340)     (36,381)      (2,678)         (444)           (215)          (1,366)
                                              ------------   ----------   ----------    ----------   -------------   --------------
Increase (decrease) in net assets
     from operations                               (42,304)     (35,544)       1,828           235          (3,087)          (1,708)
                                              ------------   ----------   ----------    ----------   -------------   --------------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                            35,269       79,686      168,071         7,500               -                -
Benefit payments                                         -            -            -             -               -                -
Payments on termination                             (9,680)     (14,027)      (1,085)            -          (5,398)            (332)
Contract maintenance charge                            (87)        (124)          (8)           (2)            (16)             (22)
Transfers among the sub-accounts
     and with the Fixed Account - net              (19,330)     (15,112)     (23,797)           15          (5,684)               -
                                              ------------   ----------   ----------    ----------   -------------   --------------
Increase (decrease) in net assets
     from capital transactions                       6,172       50,423      143,181         7,513         (11,098)            (354)
                                              ------------   ----------   ----------    ----------   -------------   --------------
INCREASE (DECREASE) IN NET ASSETS                  (36,132)      14,879      145,009         7,748         (14,185)          (2,062)

NET ASSETS AT BEGINNING OF PERIOD                  293,815      278,936        7,748             -          26,261           28,323
                                              ------------   ----------   ----------    ----------   -------------   --------------
NET ASSETS AT END OF PERIOD                   $    257,683   $  293,815   $  152,757    $    7,748   $      12,076   $       26,261
                                              ============   ==========   ==========    ==========   =============   ==============

UNITS OUTSTANDING
  Units outstanding at beginning of period          25,166       20,832          724             -           2,683            2,718
     Units issued                                    4,223        6,535       13,532           724               -                -
     Units redeemed                                 (3,149)      (2,201)        (108)            -          (1,297)             (35)
                                              ------------   ----------   ----------    ----------   -------------   --------------
  Units outstanding at end of period                26,240       25,166       14,148           724           1,386            2,683
                                              ============   ==========   ==========    ==========   =============   ==============

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           LSA Variable Series
                                               Goldman Sachs Variable Insurance Trust Sub-Accounts          Trust Sub-Accounts
                                              -----------------------------------------------------  -------------------------------
                                                                                                      LSA Focused      LSA Growth
                                               VIT International Equity       VIT Mid Cap Value          Equity           Equity
                                              --------------------------  -------------------------  -------------------------------
                                                   2001          2000         2001          2000        2001 (a)        2001 (a)
                                              -------------  -----------  -----------   -----------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $          -   $      406   $       16    $       46   $         (16)  $          (23)
Net realized gains (losses)                           (312)         810         (580)            3               -                -
Change in unrealized gains (losses)                 (6,016)      (4,881)       1,132            23             275              240
                                              ------------   ----------   ----------    ----------   -------------   --------------
Increase (decrease) in net assets
     from operations                                (6,328)      (3,665)         568            72             259              217
                                              ------------   ----------   ----------    ----------   -------------   --------------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                 -       30,841        4,200         1,500           4,094            3,759
Benefit payments                                         -            -            -             -               -                -
Payments on termination                               (711)           -            -             -               -                -
Contract maintenance charge                             (2)          (8)          (5)            -               -                -
Transfers among the sub-accounts
     and with the Fixed Account - net                    -          159           24             -           4,807              492
                                              ------------   ----------   ----------    ----------   -------------   --------------
Increase (decrease) in net assets
     from capital transactions                        (713)      30,992        4,219         1,500           8,901            4,251
                                              ------------   ----------   ----------    ----------   -------------   --------------
INCREASE (DECREASE) IN NET ASSETS                   (7,041)      27,327        4,787         1,572           9,160            4,468

NET ASSETS AT BEGINNING OF PERIOD                   27,327            -        1,572             -               -                -
                                              ------------   ----------   ----------    ----------   -------------   --------------
NET ASSETS AT END OF PERIOD                   $     20,286   $   27,327   $    6,359    $    1,572   $       9,160   $        4,468
                                              ============   ==========   ==========    ==========   =============   ==============


UNITS OUTSTANDING
  Units outstanding at beginning of period           2,252            -          124             -               -                -
     Units issued                                        -        2,252          329           125           1,009              507
     Units redeemed                                    (68)           -           (1)           (1)             (1)               -
                                              ------------   ----------   ----------    ----------   -------------   --------------
  Units outstanding at end of period                 2,184        2,252          452           124           1,008              507
                                              ============   ==========   ==========    ==========   =============   ==============

(a) For the Period Beginning May 1, 2001 and Ended December 31, 2001


See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                                                    MFS Variable Insurance Trust Sub-Accounts
                                              --------------------------------------------------------------------------------------
                                                MFS Emerging Growth          MFS Investors Trust (b)          MFS Limited Maturity
                                              --------------------------  -------------------------  -------------------------------
                                                   2001          2000         2001          2000        2001 (d)          2000
                                              -------------  -----------  -----------   -----------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $    (49,436)  $    28,568  $   (8,660)   $   (3,844)  $        (294)  $         (998)
Net realized gains (losses)                        (62,634)      101,220       2,095         3,030           1,576             (170)
Change in unrealized gains (losses)             (1,437,517)     (936,485)   (106,272)       (1,720)         (1,054)           4,209
                                              ------------   -----------  ----------    ----------   -------------   --------------
Increase (decrease) in net assets
     from operations                            (1,549,587)     (806,697)   (112,837)       (2,534)            228            3,041
                                              ------------   -----------  ----------    ----------   -------------   --------------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                           690,576     2,568,483     292,620       283,417               -                -
Benefit payments                                   (44,013)            -      (5,983)            -               -                -
Payments on termination                           (247,893)     (107,829)    (53,509)      (16,034)         (1,958)               -
Contract maintenance charge                           (982)       (1,225)       (115)         (172)            (16)             (30)
Transfers among the sub-accounts
     and with the Fixed Account - net              939,393     1,253,173     275,756       141,111         (64,959)         (10,020)
                                              ------------   -----------  ----------    ----------   -------------   --------------
Increase (decrease) in net assets
     from capital transactions                   1,337,081     3,712,602     508,769       408,322         (66,933)         (10,050)
                                              ------------   -----------  ----------    ----------   -------------   --------------
INCREASE (DECREASE) IN NET ASSETS                 (212,506)    2,905,905     395,932       405,788         (66,705)          (7,009)

NET ASSETS AT BEGINNING OF PERIOD                3,826,136       920,231     570,008       164,220          66,705           73,714
                                              ------------   -----------  ----------    ----------   -------------   --------------
NET ASSETS AT END OF PERIOD                   $  3,613,630   $ 3,826,136  $  965,940    $  570,008   $           -   $       66,705
                                              ============   ===========  ==========    ==========   =============   ==============

UNITS OUTSTANDING
  Units outstanding at beginning of period         233,107        40,491      50,907        14,426           5,933            6,852
     Units issued                                  207,851       210,070      68,460        38,834               -                -
     Units redeemed                                (79,771)      (17,454)    (13,455)       (2,353)         (5,933)            (919)
                                              ------------   ----------   ----------    ----------   -------------   --------------
  Units outstanding at end of period               361,187       233,107     105,912        50,907               -            5,933
                                              ============   ===========  ==========    ==========   =============   ==============

(b) Previously known as MFS Growth with Income

(d) For the Period Beginning January 1, 2001 and Ended June 27,2001


See notes to financial statements.

------------------------------------------------------------------------------------------------------------------
                                                            MFS Variable Insurance Trust Sub-Accounts
                                              --------------------------------------------------------------------
                                                  MFS New Discovery              MFS Research        MFS Utilities
                                              --------------------------  -------------------------  -------------
                                                   2001          2000         2001          2000        2001 (a)
                                              -------------  -----------  -----------   -----------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $      3,001   $       98   $    (5,870)  $    (5,221) $        (28)
Net realized gains (losses)                         (3,827)       1,270        85,285         8,412             -
Change in unrealized gains (losses)                 (5,141)      (4,163)     (547,684)     (111,916)          267
                                              ------------   ----------   -----------   -----------  ------------
Increase (decrease) in net assets
     from operations                                (5,967)      (2,795)     (468,269)     (108,725)          239
                                              ------------   ----------   -----------   -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                           201,559       65,643       334,437       435,221        25,000
Benefit payments                                         -            -       (26,135)       (2,120)            -
Payments on termination                             (7,793)          12      (122,144)      (20,328)            -
Contract maintenance charge                            (31)         (47)         (308)         (338)            -
Transfers among the sub-accounts
     and with the Fixed Account - net               64,951       13,413     1,062,782       918,537       (17,912)
                                              ------------   ----------   -----------   -----------  ------------
Increase (decrease) in net assets
     from capital transactions                     258,686       79,021     1,248,632     1,330,972         7,088
                                              ------------   ----------   -----------   -----------  ------------
INCREASE (DECREASE) IN NET ASSETS                  252,719       76,226       780,363     1,222,247         7,327

NET ASSETS AT BEGINNING OF PERIOD                  126,025       49,799     1,222,247             -             -
                                              ------------   ----------   -----------   -----------  ------------
NET ASSETS AT END OF PERIOD                   $    378,744   $  126,025   $ 2,002,610   $ 1,222,247  $      7,327
                                              ============   ==========   ===========   ===========  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period           6,686        2,559       115,461             -             -
     Units issued                                   19,766        4,388       190,899       120,969           804
     Units redeemed                                 (2,813)        (261)      (53,361)       (5,508)            -
                                              ------------   ----------   -----------   -----------  ------------
  Units outstanding at end of period                23,639        6,686       252,999       115,461           804
                                              ============   ==========   ===========   ===========  ============

(a) For the Period Beginning May 1, 2001 and Ended December 31, 2001


See notes to financial statements.

---------------------------------------------------------------------------------------------------------------------------------
                                                           MFS Variable Insurance Trust (Service Class) Sub-Accounts
                                              -----------------------------------------------------------------------------------
                                                MFS Emerging    MFS Investors       MFS New
                                                   Growth            Trust         Discovery       MFS Research    MFS Utilities
                                              (Service Class)  (Service Class)  (Service Class)  (Service Class)  (Service Class)
                                              ---------------  ---------------  ---------------  ---------------  ---------------
                                                  2001 (a)       2001 (a)           2001 (a)         2001 (a)         2001 (a)
                                              ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                    $    (2,996)     $    (1,832)     $      (519)     $     (899)      $    (2,601)
Net realized gains (losses)                         (15,002)            (349)            (422)           (124)            2,082
Change in unrealized gains (losses)                  (7,859)          (3,983)          14,354          (2,251)          (47,107)
                                                -----------      -----------      -----------      ----------       -----------
Increase (decrease) in net assets
     from operations                                (25,857)          (6,164)          13,413          (3,274)          (47,626)
                                                -----------      -----------      -----------      ----------       -----------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                            384,421          178,105           71,636          88,151                 -
Benefit payments                                          -                -                -               -                 -
Payments on termination                             (14,072)          (5,051)          (3,114)         (1,200)          (14,504)
Contract maintenance charge                               -                -                -               -                 -
Transfers among the sub-accounts
     and with the Fixed Account - net               131,126          233,821           78,009         117,646           565,158
                                                -----------      -----------      -----------      ----------       -----------
Increase (decrease) in net assets
     from capital transactions                      501,475          406,875          146,531         204,597           550,654
                                                -----------      -----------      -----------      ----------       -----------
INCREASE (DECREASE) IN NET ASSETS                   475,618          400,711          159,944         201,323           503,028

NET ASSETS AT BEGINNING OF PERIOD                         -                -                -               -                 -
                                                -----------      -----------      -----------      ----------       -----------
NET ASSETS AT END OF PERIOD                     $   475,618      $   400,711      $   159,944      $  201,323       $   503,028
                                                ===========      ===========      ===========      ==========       ===========


UNITS OUTSTANDING
  Units outstanding at beginning of period                -                -                -               -                 -
     Units issued                                    71,108           46,264           17,944          24,130            70,599
     Units redeemed                                 (13,221)          (1,108)          (1,427)           (297)           (3,879)
                                                -----------      -----------      -----------      ----------       -----------
  Units outstanding at end of period                 57,887           45,156           16,517          23,833            66,720
                                                ===========      ===========      ===========      ==========       ===========

(a) For the Period Beginning May 1, 2001 and Ended December 31, 2001


See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                                            Neuberger & Berman Advisers Management Trust Sub-Accounts
                                              --------------------------------------------------------------------------------------
                                                      AMT Guardian            AMT Mid-Cap Growth              AMT Partners
                                              --------------------------  -------------------------  -------------------------------
                                                   2001          2000         2001          2000          2001            2000
                                              -------------  -----------  -----------   -----------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $       (186)  $     (206)  $     (651)   $     (912)  $      (1,998)  $      (1,566)
Net realized gains (losses)                          1,010         (723)      (1,167)          120           4,684          25,500
Change in unrealized gains (losses)                 (1,332)        (127)     (13,227)       (7,569)        (10,370)        (26,243)
                                              ------------   ----------   ----------    ----------   -------------   -------------
Increase (decrease) in net assets
     from operations                                  (508)      (1,056)     (15,045)       (8,361)         (7,684)         (2,309)
                                              ------------   ----------   ----------    ----------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                 -            -            -        42,724           1,109          14,208
Benefit payments                                         -            -            -             -               -               -
Payments on termination                             (1,200)      (1,199)      (1,542)            -          (4,213)        (12,821)
Contract maintenance charge                             (3)           -          (22)          (38)              -             (32)
Transfers among the sub-accounts
     and with the Fixed Account - net                    -      (20,373)          (1)       17,393               2         (18,756)
                                              ------------   ----------   ----------    ----------   -------------   -------------
Increase (decrease) in net assets
     from capital transactions                      (1,203)     (21,572)      (1,565)       60,079          (3,102)        (17,401)
                                              ------------   ----------   ----------    ----------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS                   (1,711)     (22,628)     (16,610)       51,718         (10,786)        (19,710)

NET ASSETS AT BEGINNING OF PERIOD                   17,222       39,850       58,368         6,650         176,252         195,962
                                              ------------   ----------   ----------    ----------   -------------   -------------
NET ASSETS AT END OF PERIOD                   $     15,511   $   17,222   $   41,758    $   58,368   $     165,466   $     176,252
                                              ============   ==========   ==========    ==========   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of period           1,415        3,257        3,478           360          16,330          17,996
     Units issued                                        -            -            -         3,120             107           1,309
     Units redeemed                                   (100)      (1,842)        (126)           (2)           (406)         (2,975)
                                              ------------   ----------   ----------    ----------   -------------   -------------
  Units outstanding at end of period                 1,315        1,415        3,352         3,478          16,031          16,330
                                              ============   ==========   ==========    ==========   =============   =============

See notes to financial statements.

                                                               Oppenheimer Variable Account Funds Sub-Accounts
                                                ---------------------------------------------------------------------------------
                                                          Oppenheimer             Oppenheimer                  Oppenheimer
                                                      Aggressive Growth       Capital Appreciation          Global Securities
                                                -------------------------   -------------------------   -------------------------
                                                    2001          2000         2001          2000          2001          2000
                                                -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                    $  (10,330)   $  (11,151)   $  (28,758)   $   (7,612)   $  (18,296)   $   (9,198)
Net realized gains (losses)                         61,619         1,019       119,904         5,255       160,474        36,600
Change in unrealized gains (losses)               (575,302)     (397,359)     (461,091)     (108,288)     (399,265)      (80,326)
                                                -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
     from operations                              (524,013)     (407,491)     (369,945)     (110,645)     (257,087)      (52,924)
                                                -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                           609,302     1,028,487     2,256,542     1,152,070       855,764     1,143,940
Benefit payments                                        --            --       (25,561)       (2,113)      (22,053)           --
Payments on termination                            (54,235)      (61,134)     (188,020)      (29,739)     (131,889)      (35,099)
Contract maintenance charge                           (469)         (337)         (352)         (426)          (40)         (487)
Transfers among the sub-accounts
     and with the Fixed Account - net              723,676       658,339     1,595,575       532,237       782,054       686,830
                                                -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
     from capital transactions                   1,278,274     1,625,355     3,638,184     1,652,029     1,483,836     1,795,184
                                                -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS                  754,261     1,217,864     3,268,239     1,541,384     1,226,749     1,742,260

NET ASSETS AT BEGINNING OF PERIOD                1,217,864            --     1,541,384            --     1,742,260            --
                                                -----------   -----------   -----------   -----------   -----------   -----------
NET ASSETS AT END OF PERIOD                     $1,972,125    $1,217,864    $4,809,623    $1,541,384    $2,969,009    $1,742,260
                                                ===========   ===========   ===========   ===========   ===========   ===========
UNITS OUTSTANDING
  Units outstanding at beginning of period         104,742            --       134,013            --       128,895            --
     Units issued                                  202,791       115,239       429,334       144,758       185,893       135,418
     Units redeemed                                (46,095)      (10,497)      (50,446)      (10,745)      (48,498)       (6,523)
                                                -----------   -----------   -----------   -----------   -----------   -----------
  Units outstanding at end of period               261,438       104,742       512,901       134,013       266,290       128,895
                                                ===========   ===========   ===========   ===========   ===========   ===========

See notes to financial statements.

                                                                      Oppenheimer Variable Account Funds Sub-Accounts
                                          -----------------------------------------------------------------------------------------
                                                  Oppenheimer
                                          Main Street Growth & Income  Oppenheimer Multiple Strategies  Oppenheimer Strategic Bond
                                          ---------------------------  -------------------------------  ---------------------------
                                               2001          2000          2001             2000 (e)        2001           2000
                                          -------------  ------------  ------------       ------------  ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)              $    (59,589)  $   (22,800)  $    17,361        $    (2,927)  $     7,107    $     9,646
Net realized gains (losses)                    (93,364)       23,706        41,717               (708)       32,696           (310)
Change in unrealized gains (losses)           (509,814)     (343,196)      (65,170)             4,427        20,234         (6,228)
                                           ------------  ------------  ------------       ------------  ------------   ------------
Increase (decrease) in net assets
     from operations                          (662,767)     (342,290)       (6,092)               792        60,037          3,108
                                           ------------  ------------  ------------       ------------  ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                     1,917,855     2,978,604       657,587            390,433       744,604        374,137
Benefit payments                                94,426            --       (44,434)                --       (37,867)            --
Payments on termination                       (272,597)     (117,719)      (78,963)            (7,944)     (116,268)       (12,394)
Contract maintenance charge                       (966)       (1,152)         (240)              (197)          (84)          (194)
Transfers among the sub-accounts
     and with the Fixed Account - net        3,011,536     1,572,483     2,037,975            309,931     1,324,899        338,585
                                           ------------  ------------  ------------       ------------  ------------   ------------
Increase (decrease) in net assets
     from capital transactions               4,750,254     4,432,216     2,571,925            692,223     1,915,284        700,134
                                           ------------  ------------  ------------       ------------  ------------   ------------

INCREASE (DECREASE) IN NET ASSETS            4,087,487     4,089,926     2,565,833            693,015     1,975,321        703,242

NET ASSETS AT BEGINNING OF PERIOD            4,089,926            --       693,015                 --       703,242             --
                                           ------------  ------------  ------------       ------------  ------------   ------------

NET ASSETS AT END OF PERIOD                $ 8,177,413   $ 4,089,926   $ 3,258,848        $   693,015   $ 2,678,563    $   703,242
                                           ============  ============  ============       ============  ============   ============
UNITS OUTSTANDING
  Units outstanding at beginning of period     425,079            --        66,442                 --        68,371             ---
     Units issued                              650,516       450,752       321,710             74,141       227,502         72,987
     Units redeemed                           (117,918)      (25,673)      (71,946)            (7,699)      (39,976)        (4,616)
                                           ------------  ------------  ------------       ------------  ------------   ------------
  Units outstanding at end of period           957,677       425,079       316,206             66,442       255,897         68,371
                                           ============  ============  ============       ============  ============  =============

(e) For the Period Beginning January 24, 2000 and Ended December 31, 2000

See notes to financial statements.

                                                               Putnam Variable Trust Sub-Accounts
                                              ---------------------------------------------------------------------
                                              VT Diversified   VT Growth    VT Growth    VT Health
                                                  Income      and Income   Opportunities  Sciences     VT New Value
                                              --------------  -----------  ------------- ------------  ------------
                                                  2001 (a)      2001 (a)      2001 (a)      2001 (a)      2001 (a)
                                              --------------  -----------  ------------- ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                    $   (2,120)   $   (3,085)   $     (837)   $   (1,832)   $   (1,212)
Net realized gains (losses)                             77        (1,947)      (20,813)          383            56
Change in unrealized gains (losses)                  2,082       (12,661)       (3,362)       (5,845)        3,503
                                              --------------  -----------  ------------- ------------  ------------
Increase (decrease) in net assets
     from operations                                    39       (17,693)      (25,012)       (7,294)        2,347
                                              --------------  -----------  ------------- ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                           368,910       382,186       152,334       205,983       107,118
Benefit payments                                        --            --            --            --            --
Payments on termination                             (3,323)       (4,633)           --        (3,159)           --
Contract maintenance charge                             --            --            --            --            --
Transfers among the sub-accounts
     and with the Fixed Account - net              117,188       185,018       (66,478)      216,437       132,380
                                              --------------  -----------  ------------- ------------  ------------
Increase (decrease) in net assets
     from capital transactions                     482,775       562,571        85,856       419,261       239,498
                                              --------------  -----------  ------------- ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                  482,814       544,878        60,844       411,967       241,845

NET ASSETS AT BEGINNING OF PERIOD                       --            --            --            --            --
                                              --------------  -----------  ------------- ------------  ------------

NET ASSETS AT END OF PERIOD                     $  482,814    $  544,878    $   60,844    $  411,967    $  241,845
                                              =============== ===========  ============= ============  ============
UNITS OUTSTANDING
  Units outstanding at beginning of period              --            --            --            --            --
     Units issued                                   49,670        60,912        19,568        42,816        25,738
     Units redeemed                                 (1,834)       (1,779)      (12,017)         (283)         (632)
                                              --------------  -----------  ------------- ------------  ------------
  Units outstanding at end of period                47,836        59,133         7,551        42,533        25,106
                                              ==============  ===========  ============= ============  ============

(a) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

                                                   Putnam Variable
                                                  Trust Sub-Accounts                STI Classic Variable Trust Sub-Accounts
                                               -------------------------- ----------------------------------------------------------
                                               VT Research  VT Voyager II   STI Capital Appreciation        STI Growth & Income
                                               -----------  ------------- ---------------------------   ----------------------------
                                                  2001 (a)      2001 (a)       2001          2000          2001          2000 (e)
                                               ------------ ------------- -------------   -----------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                    $       (2)   $   (2,101)   $    9,332    $   25,576    $  (15,283)   $   (3,513)
Net realized gains (losses)                             --       (17,882)       40,047         2,382        (6,475)        1,263
Change in unrealized gains (losses)                     62        (9,991)     (151,967)      (36,059)      (77,002)       14,060
                                               ------------ ------------- -------------   -----------   ------------  ------------
Increase (decrease) in net assets
     from operations                                    60       (29,974)     (102,588)       (8,101)      (98,760)       11,810
                                               ------------ ------------- -------------   -----------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                             3,032       306,491       224,387       435,873       566,617       502,110
Benefit payments                                        --            --       (29,946)      (79,940)       (9,220)           --
Payments on termination                                 --        (3,128)      (78,980)      (67,160)     (107,810)      (16,391)
Contract maintenance charge                             --            --          (442)         (516)         (263)         (269)
Transfers among the sub-accounts
     and with the Fixed Account - net                   --        84,201       620,969       395,609     1,060,822       475,110
                                               ------------ ------------- -------------   -----------   ------------  ------------
Increase (decrease) in net assets
     from capital transactions                       3,032       387,564       735,988       683,866     1,510,146       960,560
                                               ------------ ------------- -------------   -----------   ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                    3,092       357,590       633,400       675,765     1,411,386       972,370

NET ASSETS AT BEGINNING OF PERIOD                       --            --     1,154,184       478,419       972,370           --
                                               ------------ ------------- -------------   -----------   ------------  ------------

NET ASSETS AT END OF PERIOD                     $    3,092    $  357,590    $1,787,584    $1,154,184    $2,383,756    $  972,370
                                               ============ ============= =============   ===========   ============  ============
UNITS OUTSTANDING
  Units outstanding at beginning of period              --            --       107,209        45,151        90,725            --
     Units issued                                      257        54,764       117,581        92,430       175,924        94,970
     Units redeemed                                     --       (10,353)      (44,609)      (30,372)      (24,797)       (4,245)
                                               ------------ ------------- -------------   -----------   ------------  ------------
  Units outstanding at end of period                   257        44,411       180,181       107,209       241,852        90,725
                                               ============ ============= =============   ===========   ============  ============

(a) For the Period Beginning May 1, 2001 and Ended December 31, 2001

(e) For the Period Beginning January 24, 2000 and Ended December 31, 2000

See notes to financial statements.

                                                                        STI Classic Variable Trust Sub-Accounts
                                                ---------------------------------------------------------------------------------
                                                 STI International Equity   STI Investment Grade Bond     STI Mid-Cap Equity
                                                --------------------------  --------------------------  -------------------------
                                                   2001         2000 (e)        2001         2000 (e)       2001        2000 (e)
                                                ------------  -----------   -----------   ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                    $   (2,804)   $   13,107    $   38,423    $    8,052    $   50,994    $    6,370
Net realized gains (losses)                        (12,284)        5,823         2,362           (23)       25,730         8,404
Change in unrealized gains (losses)                (26,579)      (19,520)          (54)        7,974       (51,139)      (46,842)
                                                ------------  -----------   -----------   ------------  ------------  -----------
Increase (decrease) in net assets
     from operations                               (41,667)         (590)       40,731        16,003        25,585       (32,068)
                                                ------------  -----------   -----------   ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                            27,035        66,936       458,565       169,189       140,182       181,646
Benefit payments                                      --            --         (16,761)         --            --            --
Payments on termination                            (18,998)       (3,580)      (94,712)       (2,199)      (52,929)       (1,438)
Contract maintenance charge                            (11)          (42)         (134)         (105)         (299)          (88)
Transfers among the sub-accounts
     and with the Fixed Account - net              112,878        89,230     1,475,001       198,436       381,076       171,009
                                                ------------  -----------   -----------   ------------  ------------  -----------
Increase (decrease) in net assets
     from capital transactions                     120,904       152,544     1,821,959       365,321       468,030       351,129
                                                ------------  -----------   -----------   ------------  ------------  -----------

INCREASE (DECREASE) IN NET ASSETS                   79,237       151,954     1,862,690       381,324       493,615       319,061

NET ASSETS AT BEGINNING OF PERIOD                  151,954          --         381,324          --         319,061          --
                                                ------------  -----------   -----------   ------------  ------------  -----------

NET ASSETS AT END OF PERIOD                     $  231,191    $  151,954    $2,244,014    $  381,324    $  812,676    $  319,061
                                                ============  ===========   ===========   ============  ============  ===========
UNITS OUTSTANDING
  Units outstanding at beginning of period          15,683          --          36,063          --          35,072          --
     Units issued                                   21,139        17,324       186,638        37,233        80,244        36,672
     Units redeemed                                 (7,564)       (1,641)      (18,046)       (1,170)      (29,019)       (1,600)
                                                ------------  -----------   -----------   ------------  ------------  -----------
  Units outstanding at end of period                29,258        15,683       204,655        36,063        86,297        35,072
                                                ============  ===========   ===========   ============  ============  ===========

(e) For the Period Beginning January 24, 2000 and Ended December 31, 2000

See notes to financial statements.

                                                            STI Classic Variable Trust Sub-Accounts
                                               --------------------------------------------------------------------------------
                                               STI Quality Growth Stock      STI Small Cap Equity        STI Value Income Stock
                                               --------------------------   ------------------------    -----------------------
                                                    2001        2000 (e)      2001         2000 (e)        2001           2000
                                               -------------  -----------   -----------   -----------   ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                    $  (18,555)   $   (6,778)   $     (960)   $      697    $    2,581    $   40,214
Net realized gains (losses)                        (30,991)          250         5,541           732        (1,331)        1,268
Change in unrealized gains (losses)               (223,110)      (79,029)      121,749        22,166       (22,710)       25,771
                                               -------------  -----------   -----------   -----------   ------------  -----------
Increase (decrease) in net assets
     from operations                              (272,656)      (85,557)      126,330        23,595       (21,460)       67,253
                                               -------------  -----------   -----------   -----------   ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                            68,130       410,475       423,599        93,606       211,072       175,411
Benefit payments                                    (4,651)       (2,059)      (24,360)           --        (8,632)           --
Payments on termination                            (71,607)      (24,134)      (34,775)       (4,913)      (15,544)      (18,907)
Contract maintenance charge                           (404)         (311)         (205)          (61)         (255)         (384)
Transfers among the sub-accounts
     and with the Fixed Account - net              515,703       825,508       812,033       107,345       426,434       271,069
                                               -------------  -----------   -----------   -----------   ------------  -----------
Increase (decrease) in net assets
     from capital transactions                     507,171     1,209,479     1,176,292       195,977       613,075       427,189
                                               -------------  -----------   -----------   -----------   ------------  -----------

INCREASE (DECREASE) IN NET ASSETS                  234,515     1,123,922     1,302,622       219,572       591,615       494,442

NET ASSETS AT BEGINNING OF PERIOD                1,123,922            --       219,572            --       702,091       207,649
                                               -------------  -----------   -----------   -----------   ------------  -----------

NET ASSETS AT END OF PERIOD                     $1,358,437    $1,123,922    $1,522,194    $  219,572    $1,293,706    $  702,091
                                               =============  ===========   ===========   ===========   ============  ===========
UNITS OUTSTANDING
  Units outstanding at beginning of period         117,999            --        18,626            --        68,117        21,954
     Units issued                                   86,602       124,667       112,033        20,344        69,097        65,347
     Units redeemed                                (25,749)       (6,668)      (15,397)       (1,718)       (8,359)      (19,184)
                                               -------------  -----------   -----------   -----------   ------------  -----------
  Units outstanding at end of period               178,852       117,999       115,262        18,626       128,855        68,117
                                               =============  ===========   ===========   ===========   ============  ===========

(e) For the Period Beginning January 24, 2000 and Ended December 31, 2000

See notes to financial statements.

                                                                 The Universal Institutional Funds, Inc. Sub-Accounts
                                                ---------------------------------------------------------------------------------
                                                     Equity Growth                 Fixed Income           Global Value Equity (c)
                                                -------------------------   ------------------------    -------------------------
                                                    2001         2000          2001          2000         2001           2000
                                                -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                    $   (2,753)   $   (2,945)   $    8,762    $    2,641    $       --    $      162
Net realized gains (losses)                         (6,081)       13,581         4,230           (84)          (40)          950
Change in unrealized gains (losses)                (25,385)      (39,936)       (8,162)          403        (1,404)          537
                                                -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
     from operations                               (34,219)      (29,300)        4,830         2,960        (1,444)        1,649
                                                -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                            17,135        75,909        50,211        27,083         6,647        11,347
Benefit payments                                        --            --            --            --            --            --
Payments on termination                             (1,676)       (1,056)       (7,979)           --            --            --
Contract maintenance charge                            (40)          (84)            4            (8)          (11)           (8)
Transfers among the sub-accounts
     and with the Fixed Account - net              (11,710)        8,342       185,148          (318)        1,642            --
                                                -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
     from capital transactions                       3,709        83,111       227,384        26,757         8,278        11,339
                                                -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS                  (30,510)       53,811       232,214        29,717         6,834        12,988

NET ASSETS AT BEGINNING OF PERIOD                  195,305       141,494        45,145        15,428        15,605         2,617
                                                -----------   -----------   -----------   -----------   -----------   -----------

NET ASSETS AT END OF PERIOD                     $  164,795    $  195,305    $  277,359    $   45,145    $   22,439    $   15,605
                                                ===========   ===========   ===========   ===========   ===========   ===========
UNITS OUTSTANDING
  Units outstanding at beginning of period          16,097         9,417         4,181         1,566         1,322           245
     Units issued                                    2,463         6,763        22,572         2,616           837         1,080
     Units redeemed                                 (1,378)          (83)         (949)           (1)           --            (3)
                                                -----------   -----------   -----------   -----------   -----------   -----------
  Units outstanding at end of period                17,182        16,097        25,804         4,181         2,159         1,322
                                                ===========   ===========   ===========   ===========   ===========   ===========

(c) Previously known as Global Equity

See notes to financial statements.

                                                                 The Universal Institutional Funds, Inc. Sub-Accounts
                                                ---------------------------------------------------------------------------------
                                                  International Magnum             Mid Cap Value                 Value
                                                -------------------------   ------------------------    -------------------------
                                                    2001         2000          2001          2000           2001          2000
                                                -----------   -----------   -----------   ----------    -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                    $      (53)   $      (52)   $   (3,178)   $   (1,008)   $   (1,168)   $     (408)
Net realized gains (losses)                            (24)          288        (4,816)       19,068        11,698         2,237
Change in unrealized gains (losses)                 (1,333)       (1,266)        4,891       (10,249)      (11,097)       39,152
                                                -----------   -----------   -----------   ----------    -----------   -----------
Increase (decrease) in net assets
     from operations                                (1,410)       (1,030)       (3,103)        7,811          (567)       40,981
                                                -----------   -----------   -----------   ----------    -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                              --            --         207,579       112,763       137,505        18,792
Benefit payments                                      --            --            --            --            --            --
Payments on termination                               --             (60)       (5,120)          244       (12,999)      (14,021)
Contract maintenance charge                              2          --             (86)          (68)          (45)          (55)
Transfers among the sub-accounts
     and with the Fixed Account - net                   (2)         --          33,178         9,565       (91,641)      (11,389)
                                                -----------   -----------   -----------   ----------    -----------   -----------
Increase (decrease) in net assets
     from capital transactions                        --             (60)      235,551       122,504        32,820        (6,673)
                                                -----------   -----------   -----------   ----------    -----------   -----------
INCREASE (DECREASE) IN NET ASSETS                   (1,410)       (1,090)      232,448       130,315        32,253        34,308

NET ASSETS AT BEGINNING OF PERIOD                    6,918         8,008       153,579        23,264       210,798       176,490
                                                -----------   -----------   -----------   ----------    -----------   -----------

NET ASSETS AT END OF PERIOD                     $    5,508    $    6,918    $  386,027    $  153,579    $  243,051    $  210,798
                                                ===========   ===========   ===========   ==========    ===========   ===========
UNITS OUTSTANDING
  Units outstanding at beginning of period             624           624        11,330         1,788        17,833        18,368
     Units issued                                        1           408        23,538         9,548         5,218         1,944
     Units redeemed                                     --          (408)       (2,034)           (6)       (2,474)       (2,479)
                                                -----------   -----------   -----------   ----------    -----------   -----------
  Units outstanding at end of period                   625           624        32,834        11,330        20,577        17,833
                                                ===========   ===========   ===========   ==========    ===========   ===========

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     Glenbrook Life Multi-Manager Variable Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Glenbrook Life and Annuity Company ("Glenbrook Life"). The assets of the Account are legally segregated from those of Glenbrook Life. Glenbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

     Glenbrook Life issues five variable annuity contracts, Enhanced Glenbrook Provider, Glenbrook Provider, Provider Ultra, Provider Advantage, and Provider Extra (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any Contract provisions wherein Glenbrook Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

      AIM VARIABLE INSURANCE FUNDS                                FIDELITY VARIABLE INSURANCE PRODUCTS FUND
           AIM V.I. Aggressive Growth                                  VIP Contrafund
           AIM V.I. Balanced                                           VIP Equity-Income
           AIM V.I. Capital Appreciation                               VIP Growth
           AIM V.I. Dent Demographics                                  VIP High Income
           AIM V.I. Diversified Income                                 VIP Index 500
           AIM V.I. Global Utilities                                   VIP Overseas
           AIM V.I. Government Securities                         FIDELITY VARIABLE INSURANCE PRODUCTS FUND (SERVICE
           AIM V.I. Growth                                          CLASS 2)
           AIM V.I. Growth and Income                                  VIP Asset Manager Growth (Service Class 2)
           AIM V.I. High Yield                                         VIP Contrafund (Service Class 2)
           AIM V.I. International Equity                               VIP Equity-Income (Service Class 2)
           AIM V.I. Value                                              VIP Growth (Service Class 2)
      AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.                       VIP High Income (Service Class 2)
           American Century VP Balanced                                VIP Index 500 (Service Class 2)
           American Century VP International                           VIP Overseas (Service Class 2)
      DREYFUS VARIABLE INVESTMENT FUND                            FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
           VIF Growth and Income                                        TRUST
           VIF Money Market                                            Franklin Global Health Care Securities
           VIF Small Company Stock                                     Franklin Small Cap
      DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.                   Franklin Technology Securities
      DREYFUS STOCK INDEX FUND                                         Mutual Shares Securities
      FEDERATED INSURANCE SERIES                                       Templeton Developing Markets Securities*
           Federated Prime Money Fund II                               Templeton Global Income Securities
                                                                       Templeton Growth Securities
                                                                       Templeton International Securities

      GOLDMAN SACHS VARIABLE INSURANCE TRUST                        OPPENHEIMER VARIABLE ACCOUNT FUNDS
           VIT Capital Growth                                            Oppenheimer Aggressive Growth
           VIT CORE Large Cap Growth                                     Oppenheimer Capital Appreciation
           VIT CORE Small Cap Equity                                     Oppenheimer Global Securities
           VIT CORE U.S. Equity                                          Oppenheimer Main Street Growth & Income
           VIT Global Income                                             Oppenheimer Multiple Strategies
           VIT Growth and Income                                         Oppenheimer Strategic Bond
           VIT International Equity                                 PUTNAM VARIABLE TRUST
           VIT Internet Tollkeeper*                                      VT Diversified Income
           VIT Mid Cap Value                                             VT Growth and Income
      LSA VARIABLE SERIES TRUST                                          VT Growth Opportunities
           LSA Focused Equity                                            VT Health Sciences
           LSA Growth Equity                                             VT International Growth*
      MFS VARIABLE INSURANCE TRUST                                       VT New Value
           MFS Emerging Growth                                           VT Research
           MFS Investors Trust (Previously known as                      VT Voyager II
                MFS Growth with Income)                             STI CLASSIC VARIABLE TRUST
           MFS Limited Maturity                                          STI Capital Appreciation
           MFS New Discovery                                             STI Growth & Income
           MFS Research                                                  STI International Equity
           MFS Utilities                                                 STI Investment Grade Bond
      MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)                       STI Mid-Cap Equity
           MFS Emerging Growth (Service Class)                           STI Quality Growth Stock
           MFS Investors Trust (Service Class)                           STI Small Cap Equity
           MFS New Discovery (Service Class)                             STI Value Income Stock
           MFS Research (Service Class)                             THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
           MFS Utilities (Service Class)                                 Equity Growth
      NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST                       Fixed Income
           AMT Guardian                                                  Global Value Equity (Previously known as
           AMT Mid-Cap Growth                                                Global Equity)
           AMT Partners                                                  International Magnum
                                                                         Mid Cap Value
                                                                         U.S. Real Estate*
                                                                         Value

* These Funds were available, but had no Fund activity as of December 31, 2001.

      Glenbrook Life provides insurance and administrative services to the contractholders for a fee. Glenbrook Life also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Glenbrook Life has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

      The LSA Variable Series Trust ("Trust") is managed by LSA Asset Management, LLC (the "Manager"), a wholly owned subsidiary of Allstate Life Insurance Company, pursuant to an investment management agreement with the Trust. The Manager is entitled to receive a management fee from each sub-account investing in the Trust. Fees are payable monthly at an annual rate as a percentage of average daily net assets at 0.85% for LSA Growth Equity and 0.95% for LSA Focused Equity.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Income from realized gain distributions are recorded on the Fund's ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Glenbrook Life. Glenbrook Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

     USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

     OTHER - To conform with the 2001 presentation, certain amounts in the prior year's financial statements and notes have been reclassified. In addition, disclosures have been revised to adopt appropriate provisions of the AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIES.

3.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Glenbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.05% to 1.95% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contract. Glenbrook Life guarantees that the amount of this charge will not increase over the life of the Contract. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge. Glenbrook Life guarantees that the amount of this charge will not increase over the lives of the Contracts.

     ADMINISTRATIVE EXPENSE CHARGE - Glenbrook Life deducts administrative expense charges daily at a rate equal to .10% per annum of the average daily net assets of the Account. Glenbrook Life guarantees that the amount of this charge will not increase over the lives of the Contracts.

     CONTRACT MAINTENANCE CHARGE - Glenbrook Life deducts an annual maintenance charge of $35 on each Contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met.

     The cost of purchases of investments for the year ended December 31, 2001 were as follows:

                                                                      Purchases
                                                                    ------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
        AIM V. I. Aggressive Growth                                 $     27,127
        AIM V. I. Balanced                                             2,481,053
        AIM V. I. Capital Appreciation                                 2,388,200
        AIM V. I. Dent Demographics                                        9,412
        AIM V. I. Diversified Income                                      65,636
        AIM V. I. Global Utilities                                         2,182
        AIM V. I. Government Securities                                  277,761
        AIM V. I. Growth                                               1,565,534
        AIM V. I. Growth and Income                                    1,757,888
        AIM V. I. High Yield                                             482,240
        AIM V. I. International Equity                                    49,675
        AIM V. I. Value                                                2,872,715

Investments in the American Century Variable Portfolios, Inc
     Sub-Accounts:
        American Century VP Balanced                                      17,839
        American Century VP International                                 14,978

Investments in the Dreyfus Socially Responsible Growth Fund, Inc.
     Sub-Account:
        Dreyfus Socially Responsible Growth Fund                          68,147

Investments in the Dreyfus Stock Index Fund Sub-Account:
        Dreyfus Stock Index Fund                                         537,600

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
        VIF Growth & Income                                              247,978
        VIF Money Market                                               2,493,041
        VIF Small Company Stock                                               37

Investments in the Federated Insurance Series Sub-Account:
        Federated Prime Money Fund II                                  7,787,747

Investments in the Fidelity Variable Insurance Products Fund
     Sub-Accounts:
        VIP Contrafund                                                 2,045,170
        VIP Equity-Income                                              2,639,610
        VIP Growth                                                     2,668,844
        VIP High Income                                                  860,507
        VIP Index 500                                                  2,282,140
        VIP Overseas                                                     370,451

     The cost of purchases of investments for the year ended December 31, 2001 were as follows:

                                                                     Purchases
                                                                    ------------
Investments in the Fidelity Variable Insurance Products Fund
     (Service Class 2) Sub-Accounts:
        VIP Asset Manager Growth (Service Class 2)                  $     19,987
        VIP Contrafund (Service Class 2)                                 419,784
        VIP Equity-Income (Service Class 2)                            1,559,302
        VIP Growth (Service Class 2)                                     389,718
        VIP High Income (Service Class 2)                                168,009
        VIP Index 500 (Service Class 2)                                1,036,170
        VIP Overseas (Service Class 2)                                    40,817

Investments in the Franklin Templeton Variable Insurance Products
     Trust Sub-Accounts:
        Franklin Global health Care Securities                             7,603
        Franklin Small Cap                                               114,044
        Franklin Technology Securities                                     4,242
        Mutual Shares Securities                                         382,492
        Templeton Global Income Securities                               138,217
        Templeton Growth Securities                                      370,740
        Templeton International Securities                                53,782

Investments in the Goldman Sachs Variable Insurance Trust
     Sub-Accounts:
        VIT Capital Growth                                               169,143
        VIT CORE Large Cap Growth                                           --
        VIT CORE Small Cap Equity                                         80,605
        VIT CORE U.S. Equity                                              48,907
        VIT Global Income                                                149,886
        VIT Growth and Income                                                 51
        VIT International Equity                                             359
        VIT Mid Cap Value                                                  4,545

Investments in the LSA Variable Series Trust Sub-Accounts:
        LSA Focused Equity                                                 8,898
        LSA Growth Equity                                                  4,250

Investments in the MFS Variable Insurance Trust Sub-Accounts:
        MFS Emerging Growth                                            2,026,366
        MFS Investors Trust                                              635,978
        MFS New Discovery                                                289,712
        MFS Research                                                   1,740,221
        MFS Utilities                                                      7,087

     The cost of purchases of investments for the year ended December 31, 2001 were as follows:

                                                                       Purchases
                                                                      -----------
Investments in the MFS Variable Insurance Trust (Service Class)
     Sub-Accounts:
        MFS Emerging Growth (Service Class)                           $  607,312
        MFS Investors Trust (Service Class)                              411,929
        MFS New Discovery (Service Class)                                157,918
        MFS Research (Service Class)                                     204,876
        MFS Utilities (Service Class)                                    730,504

Investments in the Neuberger & Berman Advisers Management Trust
     Sub-Accounts:
        AMT Guardian                                                       1,138
        AMT Mid-Cap Growth                                                  --
        AMT Partners                                                       7,908

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
        Oppenheimer Aggressive Growth                                  1,693,159
        Oppenheimer Capital Appreciation                               4,169,398
        Oppenheimer Global Securities                                  2,064,883
        Oppenheimer Main Street Growth & Income                        5,259,941
        Oppenheimer Multiple Strategies                                3,284,697
        Oppenheimer Strategic Bond                                     2,494,455

Investments in the Putnam Variable Trust Sub-Accounts:
        VT Diversified Income                                            489,010
        VT Growth and Income                                             574,727
        VT Growth Opportunities                                          175,254
        VT Health Sciences                                               436,533
        VT New Value                                                     245,150
        VT Research                                                        3,032
        VT Voyager II                                                    465,575

     The cost of purchases of investments for the year ended December 31, 2001 were as follows:

                                                                                         Purchases
                                                                                       ------------
     Investments in the STI Classic Variable Trust Sub-Accounts:
             STI Capital Appreciation                                                  $  1,341,221
             STI Growth & Income                                                          1,653,280
             STI International Equity                                                       169,743
             STI Investment Grade Bond                                                    1,989,423
             STI Mid-Cap Equity                                                             656,235
             STI Quality Growth Stock                                                       628,792
             STI Small Cap Equity                                                         1,247,914
             STI Value Income Stock                                                         675,551

     Investments in The Universal Institutional Funds, Inc. Sub-Accounts:
             Equity Growth                                                                   17,307
             Fixed Income                                                                   259,638
             Global Value Equity                                                              9,837
             International Magnum                                                                26
             Mid Cap Value                                                                  256,109
             Value                                                                           74,108
                                                                                       ------------

                                                                                       $ 76,341,010
                                                                                       ============

5.   FINANCIAL HIGHLIGHTS

     The range of lowest and highest accumulation unit values, the investment income ratio, the range of lowest and highest expense ratio assessed by Glenbrook Life, and the corresponding range of total return is presented for each rider option of the sub-account which had outstanding units during the period.

     As explained in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several unit values for each sub-account based upon those choices.


     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

          * INVESTMENT INCOME RATIO - This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends in which the sub-accounts invest.

          ** EXPENSE RATIO - This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contractholder accounts through the redemption of units.

          ***TOTAL RETURN - This represents the total return for the period and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Returns were annualized for new products launched during 2001 to represent the return as if the contractholder was invested in the sub-account for the entire year.

             Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                       At December 31, 2001            For the year ended December 31, 2001
                                                       --------------------  -------------------------------------------------------
                                                           Accumulation       Investment          Expense                Total
                                                            Unit Value       Income Ratio*        Ratio**              Return***
                                                       -------------------   -------------   -----------------   -------------------
Investments in the AIM Variable Insurance Funds
    Sub-Accounts:
        AIM V. I. Aggressive Growth (a)                 $  8.59 - $  8.62        0.00%        1.35% -   1.85%    -14.11%  -  -13.82%
        AIM V. I. Balanced                                 8.02 -   10.50        1.97         1.15  -   1.85     -13.00   -  -12.44
        AIM V. I. Capital Appreciation                     5.89 -   12.62        0.00         1.15  -   1.85     -24.67   -  -24.16
        AIM V. I. Dent Demographics (a)                    8.44 -    8.47        0.00         1.35  -   1.85     -15.59   -  -15.30
        AIM V. I. Diversified Income                       9.91 -   10.13        6.29         1.15  -   1.85       1.78   -    2.40
        AIM V. I. Global Utilities                         9.68 -   10.34        1.19         1.35  -   1.45     -28.97   -  -28.90
        AIM V. I. Government Securities                   11.21 -   11.74        2.06         1.15  -   1.45       4.87   -    5.19
        AIM V. I. Growth                                   4.89 -    9.21        0.21         1.15  -   1.85     -35.10   -  -34.65
        AIM V. I. Growth and Income                        6.12 -   10.96        0.05         1.15  -   1.85     -24.23   -  -23.72
        AIM V. I. High Yield                               7.82 -    9.44       15.34         1.15  -   1.85      -6.68   -   -6.09
        AIM V. I. International Equity                     6.25 -    9.59        0.31         1.15  -   1.65     -24.78   -  -24.41
        AIM V. I. Value                                    7.35 -   12.38        0.13         1.15  -   1.85     -14.12   -  -13.57


(a) For the Period Beginning May 1, 2001 and Ended December 31, 2001

                                                            At December 31, 2001         For the year ended December 31, 2001
                                                            --------------------  --------------------------------------------------
                                                                 Accumulation      Investment       Expense             Total
                                                                  Unit Value      Income Ratio*      Ratio**          Return***
                                                            --------------------  -------------  --------------   ------------------
Investments in the American Century Variable Portfolios,
     Inc. Sub-Accounts:
        American Century VP Balanced                          $ 11.99 - $ 12.04       3.62%      1.35% -  1.45%    -4.94% -   -4.84%
        American Century VP International                       10.86 -   10.91       0.09       1.35  -  1.45    -30.20  -  -30.13

Investments in the Dreyfus Variable Investment Fund
     Sub-Accounts:
        VIF Growth & Income                                      8.68 -   12.02       0.46       1.15  -  1.65     -7.38  -   -6.93
        VIF Money Market                                        10.09 -   11.73       3.00       1.15  -  1.85      2.11  -    2.49
        VIF Small Company Stock                                 11.70 -   12.18       0.07       1.15  -  1.59     -3.10  -   -2.67

Investments in the Dreyfus Socially Responsible
     Growth Fund, Inc. Sub-Account:
        Dreyfus Socially Responsible Growth Fund                 6.41 -   11.86       0.06       1.15  -  1.65    -23.84  -  -23.47

Investments in the Dreyfus Stock Index Fund
     Sub-Account:
        Dreyfus Stock Index Fund                                 7.63 -   11.84       1.52       1.15  -  1.85    -13.75  -  -13.19

Investments in the Federated Insurance Series
     Sub-Account:
        Federated Prime Money Fund II                           10.00 -   10.82       3.33       1.15  -  2.05      1.81  -    2.57

Investments in the Fidelity Variable Insurance Products
     Fund Sub-Accounts:
        VIP Contrafund                                           7.97 -   13.89       0.75       1.15  -  1.65    -13.69  -  -13.25
        VIP Equity-Income                                        9.74 -   11.86       1.45       1.15  -  1.65     -6.52  -   -6.05
        VIP Growth                                               6.78 -   14.24       0.07       1.15  -  1.65    -19.01  -  -18.60
        VIP High Income                                          7.20 -    7.46      12.18       1.15  -  1.65    -13.18  -  -12.75
        VIP Index 500                                            7.63 -    7.94       0.89       1.15  -  1.65    -13.55  -  -13.11
        VIP Overseas                                             6.47 -    6.73       5.16       1.15  -  1.65    -22.47  -  -22.07

Investments in the Fidelity Variable Insurance Products
     Fund (Service Class 2) Sub-Accounts:
        VIP Asset Manager Growth (Service Class 2) (a)           9.48 -    9.50       0.00       1.35  -  1.60     -5.19  -   -5.03
        VIP Contrafund (Service Class 2) (a)                     9.43 -   11.41       0.00       1.35  -  2.05     -5.78  -   -5.35
        VIP Equity-Income (Service Class 2) (a)                  9.34 -   11.70       0.00       1.35  -  1.85     -6.61  -   -6.30
        VIP Growth (Service Class 2) (a)                         8.65 -   12.42       0.00       1.35  -  1.85    -13.49  -  -13.19
        VIP High Income (Service Class 2) (a)                    8.99 -    9.02       0.00       1.35  -  1.85    -10.14  -   -9.84
        VIP Index 500 (Service Class 2) (a)                      9.01 -   11.87       0.00       1.35  -  1.85     -9.90  -   -9.59
        VIP Overseas (Service Class 2) (a)                       8.03 -   11.65       0.00       1.35  -  1.60    -19.68  -  -19.55

(a) For the Period Beginning May 1, 2001 and Ended December 31, 2001

                                                            At December 31, 2001         For the year ended December 31, 2001
                                                            --------------------  --------------------------------------------------
                                                                 Accumulation      Investment       Expense             Total
                                                                  Unit Value      Income Ratio*      Ratio**          Return***
                                                            --------------------  -------------  --------------   ------------------
Investments in the Franklin Templeton Variable Insurance
     Products Trust Sub-Accounts:
        Franklin Global health Care Securities (a)          $  9.78 -   $  9.82       0.00%      1.35% -  1.85%    -2.16% -   -1.82%
        Franklin Small Cap                                     6.79 -     17.57       0.12       1.15  -  1.85    -16.76  -  -16.22
        Franklin Technology Securities (a)                     7.93 -      7.94       0.00       1.35  -  1.60    -20.71  -  -20.58
        Mutual Shares Securities                               9.80 -     14.93       1.18       1.15  -  1.85     -2.00  -   -1.52
        Templeton Global Income Securities                    10.41 -     11.51       3.30       1.15  -  1.65      0.63  -    1.06
        Templeton Growth Securities                            9.68 -     13.26       2.17       1.15  -  1.85     -3.17  -   -3.05
        Templeton International Securities                     8.75 -      9.03       2.22       1.15  -  1.85    -17.50  -  -16.96

Investments in the Goldman Sachs Variable Insurance
     Trust Sub-Accounts:
        VIT Capital Growth                                     7.37 -     10.76       0.73       1.15  -  1.65    -15.87  -  -15.45
        VIT CORE Large Cap Growth                              8.97 -      8.97       0.01       1.59  -  1.59    -22.02  -  -22.02
        VIT CORE Small Cap Equity                              9.88 -     12.85       0.32       1.15  -  1.85      2.71  -    3.33
        VIT CORE U.S. Equity                                   7.63 -     10.47       0.42       1.15  -  1.85    -13.51  -  -13.06
        VIT Global Income                                     10.17 -     11.09       7.02       1.15  -  1.85      2.99  -    3.60
        VIT Growth and Income                                  8.71 -      8.83       0.30       1.15  -  1.59    -10.78  -  -10.38
        VIT International Equity                               9.27 -      9.40       1.46       1.15  -  1.59    -23.49  -  -23.15
        VIT Mid Cap Value                                     14.06 -     14.06       2.19       1.37  -  1.37     10.52  -   10.52

Investments in the LSA Variable Series Trust
     Sub-Accounts:
        LSA Focused Equity (a)                                 9.07 -      9.10       0.00       1.35  -  1.85     -9.28  -   -8.98
        LSA Growth Equity (a)                                  8.82 -      8.82       0.00       1.85  -  1.85    -11.85  -  -11.85

Investments in the MFS Variable Insurance Trust
     Sub-Accounts:
        MFS Emerging Growth                                    5.29  -    13.22       0.00       1.15  -  1.65    -34.58  -  -34.25
        MFS Investors Trust (b)                                7.97  -     9.36       0.14       1.15  -  1.65    -17.34  -  -16.92
        MFS New Discovery                                      8.92  -    17.76       2.54       1.15  -  1.65     -6.57  -   -6.12
        MFS Research                                           6.67  -     8.44       1.30       1.15  -  1.65    -22.55  -  -22.16
        MFS Utilities (a)                                      9.12  -     9.12       0.00       1.47  -  1.47     -8.84  -   -8.84

Investments in the MFS Variable Insurance Trust (Service
     Class) Sub-Accounts:
        MFS Emerging Growth (Service Class) (a)                8.13  -    12.74       0.00       1.35  -  1.85    -18.70  -  -18.42
        MFS Investors Trust (Service Class) (a)                8.81  -    11.54       0.00       1.35  -  1.85    -11.87  -  -11.57
        MFS New Discovery (Service Class) (a)                  9.59  -    13.16       0.00       1.35  -  1.85     -4.14  -   -3.81
        MFS Research (Service Class) (a)                       8.43  -     8.46       0.00       1.35  -  1.85    -15.70  -  -15.42
        MFS Utilities (Service Class) (a)                      7.52  -    10.02       0.00       1.35  -  1.85    -24.80  -  -24.54

(a) For the Period Beginning May 1, 2001 and Ended December 31, 2001

(b) Previously known as MFS Growth with Income

                                                            At December 31, 2001         For the year ended December 31, 2001
                                                            --------------------  --------------------------------------------------
                                                                 Accumulation      Investment       Expense             Total
                                                                  Unit Value      Income Ratio*      Ratio**          Return***
                                                            --------------------  -------------  --------------   ------------------
Investments in the Neuberger & Berman Advisers
     Management Trust Sub-Accounts:
        AMT Guardian                                        $  11.79 -  $ 11.88        0.46%     1.37% -  1.59%    -3.07% -   -2.93%
        AMT Mid-Cap Growth                                     12.40 -    12.58        0.01      1.15  -  1.59    -25.84  -  -25.51
        AMT Partners                                           10.32 -    10.32        0.38      1.59  -  1.59     -4.37  -   -4.37

Investments in the Oppenheimer Variable Account
     Funds Sub-Accounts:
        Oppenheimer Aggressive Growth                           4.69 -    11.55        0.74      1.15  -  1.85    -32.52  -  -32.06
        Oppenheimer Capital Appreciation                        7.67 -    12.23        0.39      1.15  -  1.85    -14.14  -  -13.58
        Oppenheimer Global Securities                           8.14 -    12.37        0.53      1.15  -  1.85    -13.61  -  -13.05
        Oppenheimer Main Street Growth & Income                 7.70 -    11.48        0.43      1.15  -  1.85    -11.76  -  -11.19
        Oppenheimer Multiple Strategies                         9.58 -    11.18        2.20      1.15  -  1.85      0.41  -    1.04
        Oppenheimer Strategic Bond                             10.18 -    10.69        1.74      1.15  -  1.85      3.00  -    3.64

Investments in the Putnam Variable Trust
     Sub-Accounts:
        VT Diversified Income (a)                              10.09 -    10.19        0.00      1.35  -  1.60      0.89  -    1.06
        VT Growth and Income (a)                                9.19 -     9.91        0.00      1.25  -  1.85     -8.14  -   -7.75
        VT Growth Opportunities (a)                             8.05 -     8.06        0.00      1.35  -  1.60    -19.49  -  -19.35
        VT Health Sciences (a)                                  9.63 -    11.04        0.00      1.25  -  2.05     -3.82  -   -2.01
        VT New Value (a)                                        9.56 -    11.85        0.00      1.25  -  1.80     -4.55  -    1.24
        VT Research (a)                                        12.05 -    12.05        0.00      1.60  -  1.60     20.48  -   20.48
        VT Voyager II (a)                                       8.03 -    10.13        0.00      1.35  -  1.85    -19.67  -  -19.40

Investments in the STI Classic Variable Trust
     Sub-Accounts:
        STI Capital Appreciation                                8.64 -    10.11        2.04      1.15  -  1.85     -7.02  -   -6.43
        STI Growth & Income                                     9.09 -    10.07        0.47      1.15  -  1.85     -7.24  -   -6.65
        STI International Equity                                7.75 -     8.64        0.10      1.15  -  1.65    -18.76  -  -18.35
        STI Investment Grade Bond                               9.95 -    11.45        4.18      1.15  -  1.85      7.27  -    7.93
        STI Mid-Cap Equity                                      8.77 -    12.96       10.25      1.15  -  2.05      0.79  -    1.54
        STI Quality Growth Stock                                7.01 -     8.85        0.02      1.15  -  1.65    -20.02  -  -19.62
        STI Small Cap Equity                                   10.90 -    14.23        1.13      1.15  -  2.05     19.24  -   20.08
        STI Value Income Stock                                  9.51 -    11.63        1.58      1.15  -  1.85     -2.88  -   -2.27

Investments in The Universal Institutional Funds, Inc.
     Sub-Accounts:
        Equity Growth                                           6.73 -    11.05        0.00      1.15  -  1.65    -16.51  -  -16.09
        Fixed Income                                           10.42 -    11.64        6.23      1.35  -  1.85      7.47  -    7.84
        Global Value Equity (c)                                 9.26 -    10.87        1.21      1.15  -  1.85     -8.68  -   -8.11
        International Magnum                                    8.82 -     8.82        0.47      1.37  -  1.37    -20.40  -  -20.40
        Mid Cap Value                                           9.45 -    13.71        0.00      1.15  -  1.85     -4.86  -   -4.26
        Value                                                   9.60 -    12.06        1.07      1.15  -  1.65      0.61  -    1.10

(a) For the Period Beginning May 1, 2001 and Ended December 31, 2001

(c) Previously known as Global Equity


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